UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22733
JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended October 31, 2025:

John Hancock Multifactor ETFs
  John Hancock Multifactor Developed International ETF
  John Hancock Multifactor Emerging Markets ETF
  John Hancock Multifactor Large Cap ETF
  John Hancock Multifactor Mid Cap ETF
  John Hancock Multifactor Small Cap ETF

John Hancock Active Fixed Income ETFs
  John Hancock Core Bond ETF
  John Hancock Core Plus Bond ETF
  John Hancock Corporate Bond ETF
  John Hancock Dynamic Municipal Bond ETF
  John Hancock High Yield ETF
  John Hancock Mortgage-Backed Securities ETF
  John Hancock Preferred Income ETF

John Hancock Active Equity ETFs
  John Hancock Disciplined Value International Select ETF
  John Hancock Disciplined Value Select ETF
  John Hancock Fundamental All Cap Core ETF
  John Hancock International High Dividend ETF
  John Hancock U.S. High Dividend ETF

John Hancock Global Senior Loan ETF

John Hancock Multifactor Developed International ETF
Multifactor Developed International ETF/JHMD
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Multifactor Developed International ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Developed International ETF/JHMD	$21	0.39%
Fund Statistics
Fund net assets	$816,091,735
Total number of portfolio holdings	591
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vinci SA	1.6%
Novartis AG	1.4%
ASML Holding NV	1.4%
Shell PLC	1.3%
Banco Bilbao Vizcaya Argentaria SA	0.9%
BASF SE	0.9%
HSBC Holdings PLC	0.8%
E.ON SE	0.8%
Toyota Motor Corp.	0.8%
Nestle SA	0.7%

Sector Composition
Financials	23.2%
Industrials	19.4%
Consumer discretionary	9.3%
Health care	9.1%
Consumer staples	7.9%
Materials	7.7%
Information technology	6.1%
Communication services	5.6%
Utilities	5.2%
Energy	4.2%
Real estate	1.5%
Short-term investments and other	0.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

890SAETF

10/25

12/25

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF
Multifactor Emerging Markets ETF/JHEM
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Multifactor Emerging Markets ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Emerging Markets ETF/JHEM	$28	0.49%
Fund Statistics
Fund net assets	$645,052,511
Total number of portfolio holdings	938
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.7%
Samsung Electronics Company, Ltd.	4.4%
Tencent Holdings, Ltd.	3.9%
Alibaba Group Holding, Ltd.	3.1%
SK Hynix, Inc.	1.9%
PDD Holdings, Inc., ADR	1.4%
Reliance Industries, Ltd.	1.2%
HDFC Bank, Ltd.	1.2%
ICICI Bank, Ltd.	1.1%
Hon Hai Precision Industry Company, Ltd.	1.0%

Sector Composition
Financials	23.4%
Information technology	22.1%
Consumer discretionary	14.1%
Communication services	9.2%
Materials	7.7%
Industrials	7.3%
Energy	4.9%
Consumer staples	4.7%
Health care	2.9%
Utilities	2.8%
Real estate	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

990SAETF

10/25

12/25

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Large Cap ETF
Multifactor Large Cap ETF/JHML
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Multifactor Large Cap ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Large Cap ETF/JHML	$16	0.29%
Fund Statistics
Fund net assets	$1,031,940,141
Total number of portfolio holdings	785
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	4.5%
Apple, Inc.	4.2%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Broadcom, Inc.	1.9%
Meta Platforms, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.2%
Berkshire Hathaway, Inc., Class B	1.0%
Tesla, Inc.	0.9%

Sector Composition
Information technology	27.4%
Financials	14.9%
Industrials	12.0%
Consumer discretionary	10.3%
Health care	9.6%
Communication services	8.1%
Consumer staples	4.9%
Utilities	4.0%
Energy	3.3%
Materials	2.9%
Real estate	2.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

850SAETF

10/25

12/25

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF
Multifactor Mid Cap ETF/JHMM
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Multifactor Mid Cap ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Mid Cap ETF/JHMM	$22	0.41%
Fund Statistics
Fund net assets	$4,435,286,839
Total number of portfolio holdings	670
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Western Digital Corp.	0.6%
Ciena Corp.	0.6%
Warner Brothers Discovery, Inc.	0.6%
Vertiv Holdings Company, Class A	0.5%
Seagate Technology Holdings PLC	0.5%
The Hartford Insurance Group, Inc.	0.4%
AMETEK, Inc.	0.4%
Monolithic Power Systems, Inc.	0.4%
Entergy Corp.	0.4%
Cardinal Health, Inc.	0.4%

Sector Composition
Industrials	20.6%
Financials	15.9%
Information technology	15.1%
Consumer discretionary	10.6%
Health care	10.3%
Utilities	5.5%
Real estate	5.4%
Materials	4.9%
Consumer staples	4.3%
Energy	3.9%
Communication services	3.4%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

840SAETF

10/25

12/25

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF
Multifactor Small Cap ETF/JHSC
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Multifactor Small Cap ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Small Cap ETF/JHSC	$23	0.42%
Fund Statistics
Fund net assets	$613,390,089
Total number of portfolio holdings	544
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Sandisk Corp.	0.7%
Lumen Technologies, Inc.	0.6%
Rambus, Inc.	0.6%
REVOLUTION Medicines, Inc.	0.6%
Flowserve Corp.	0.5%
Valmont Industries, Inc.	0.5%
Modine Manufacturing Company	0.5%
Armstrong World Industries, Inc.	0.5%
Dycom Industries, Inc.	0.4%
Agree Realty Corp.	0.4%

Sector Composition
Industrials	20.1%
Financials	17.2%
Information technology	16.1%
Consumer discretionary	12.8%
Health care	8.7%
Real estate	7.3%
Materials	5.3%
Utilities	4.4%
Energy	3.8%
Communication services	2.2%
Consumer staples	1.9%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

950SAETF

10/25

12/25

John Hancock Multifactor Small Cap ETF

John Hancock Core Bond ETF
Core Bond ETF/JHCR
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Core Bond ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond ETF/JHCR	$15	0.29%
Fund Statistics
Fund net assets	$14,681,857
Total number of portfolio holdings	309
Portfolio turnover rate	68%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	39.0%
Corporate bonds	28.9%
U.S. Government	17.2%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	5.0%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Short-term investments and other	2.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

988SAETF

10/25

12/25

John Hancock Core Bond ETF

John Hancock Core Plus Bond ETF
Core Plus Bond ETF/JHCP
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Core Plus Bond ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Plus Bond ETF/JHCP	$19	0.36%
Fund Statistics
Fund net assets	$56,014,588
Total number of portfolio holdings	446
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.7%
U.S. Government Agency	36.0%
U.S. Government	16.6%
Asset-backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Short-term investments and other	1.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

989SAETF

10/25

12/25

John Hancock Core Plus Bond ETF

John Hancock Corporate Bond ETF
Corporate Bond ETF/JHCB
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Corporate Bond ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Bond ETF/JHCB	$15	0.29%
Fund Statistics
Fund net assets	$71,988,131
Total number of portfolio holdings	131
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	45.2%
Information technology	10.1%
Health care	9.2%
Utilities	7.9%
Industrials	7.7%
Communication services	6.9%
Energy	5.4%
Real estate	2.5%
Consumer discretionary	2.2%
Materials	1.0%
Consumer staples	0.6%
Short-term investments and other	1.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

815SAETF

10/25

12/25

John Hancock Corporate Bond ETF

John Hancock Dynamic Municipal Bond ETF
Dynamic Municipal Bond ETF/JHMU
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Dynamic Municipal Bond ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Municipal Bond ETF/JHMU	$20	0.39%
Fund Statistics
Fund net assets	$33,997,777
Total number of portfolio holdings	177
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	12.5%
Revenue bonds	83.5%
Other revenue	19.9%
Education	13.6%
Health care	13.4%
Airport	13.2%
Development	10.8%
Water and sewer	3.3%
Transportation	3.0%
Housing	2.4%
Utilities	1.5%
Pollution	1.3%
Tobacco	0.6%
Facilities	0.5%
Short-term investments and other	4.0%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

944SAETF

10/25

12/25

John Hancock Dynamic Municipal Bond ETF

John Hancock Global Senior Loan ETF
Global Senior Loan ETF/JHLN
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Global Senior Loan ETF (the fund) for the period of August 19, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Senior Loan ETF/JHLN	$12	0.59%
Fund Statistics
Fund net assets	$158,933,915
Total number of portfolio holdings	195
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Industrials	17.7%
Consumer discretionary	13.6%
Information technology	10.4%
Health care	8.6%
Communication services	7.8%
Consumer staples	7.7%
Financials	7.5%
Asset-backed securities	6.5%
Energy	3.9%
Materials	2.1%
Real estate	0.9%
Utilities	0.3%
Short-term investments and other	13.0%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

992SAETF

10/25

12/25

John Hancock Global Senior Loan ETF

John Hancock High Yield ETF
High Yield ETF/JHHY
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock High Yield ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield ETF/JHHY	$27	0.52%
Fund Statistics
Fund net assets	$61,630,826
Total number of portfolio holdings	534
Portfolio turnover rate	147%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Consumer discretionary	15.2%
Communication services	13.3%
Financials	12.2%
Industrials	11.5%
Energy	10.5%
Materials	9.8%
Health care	8.3%
Information technology	6.3%
Utilities	4.1%
Consumer staples	3.7%
Real estate	3.4%
Short-term investments and other	1.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

895SAETF

10/25

12/25

John Hancock High Yield ETF

John Hancock Mortgage-Backed Securities ETF
Mortgage-Backed Securities ETF/JHMB
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Mortgage-Backed Securities ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage-Backed Securities ETF/JHMB	$20	0.39%
Fund Statistics
Fund net assets	$170,839,981
Total number of portfolio holdings	406
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	64.9%
Collateralized mortgage obligations – Commercial and residential	17.8%
Asset-backed securities	13.3%
Collateralized mortgage obligations – U.S. Government Agency	3.0%
Corporate bonds	0.3%
Short-term investments and other	0.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

845SAETF

10/25

12/25

John Hancock Mortgage-Backed Securities ETF

John Hancock Preferred Income ETF
Preferred Income ETF/JHPI
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Preferred Income ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred Income ETF/JHPI	$28	0.53%
Fund Statistics
Fund net assets	$122,499,474
Total number of portfolio holdings	188
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	48.5%
Utilities	27.9%
Energy	8.4%
Communication services	5.8%
Real estate	2.5%
Health care	1.1%
Information technology	0.9%
U.S. Government Agency	0.7%
Materials	0.6%
Industrials	0.3%
Consumer discretionary	0.3%
Short-term investments and other	3.0%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

885SAETF

10/25

12/25

John Hancock Preferred Income ETF

John Hancock Disciplined Value International Select ETF
Disciplined Value International Select ETF/JDVI
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Select ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Select ETF/JDVI	$38	0.69%
Fund Statistics
Fund net assets	$47,761,252
Total number of portfolio holdings	39
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Kinross Gold Corp.	4.6%
BAE Systems PLC	4.2%
Sony Group Corp.	4.2%
Novartis AG	4.0%
Sandoz Group AG	3.9%
Rio Tinto, Ltd.	3.7%
Nutrien, Ltd.	3.7%
Prosus NV	3.1%
Airbus SE	3.1%
Nordea Bank ABP	3.0%

Sector Composition
Industrials	21.8%
Financials	21.5%
Materials	14.5%
Health care	10.7%
Consumer discretionary	7.3%
Consumer staples	7.0%
Information technology	7.0%
Energy	4.6%
Communication services	4.2%
Other assets and liabilities, net	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

930SAETF

10/25

12/25

John Hancock Disciplined Value International Select ETF

John Hancock Disciplined Value Select ETF
Disciplined Value Select ETF/JDVL
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Select ETF (the fund) for the period of August 5, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Select ETF/JDVL	$14	0.56%
Fund Statistics
Fund net assets	$26,029,711
Total number of portfolio holdings	40
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	4.9%
JPMorgan Chase & Co.	4.6%
Wells Fargo & Company	3.8%
Uber Technologies, Inc.	3.6%
CRH PLC	3.3%
Newmont Corp.	3.3%
Morgan Stanley	3.3%
Cencora, Inc.	3.2%
Philip Morris International, Inc.	3.1%
U.S. Foods Holding Corp.	3.1%

Sector Composition
Financials	19.5%
Industrials	15.7%
Health care	13.9%
Consumer discretionary	9.2%
Information technology	9.0%
Materials	8.1%
Consumer staples	7.3%
Communication services	5.9%
Utilities	4.8%
Energy	4.5%
Other assets and liabilities, net	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

991SAETF

10/25

12/25

John Hancock Disciplined Value Select ETF

John Hancock Fundamental All Cap Core ETF
Fundamental All Cap Core ETF/JHAC
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core ETF/JHAC	$40	0.71%
Fund Statistics
Fund net assets	$4,287,172
Total number of portfolio holdings	53
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.7%
Alphabet, Inc., Class A	8.5%
Microsoft Corp.	6.5%
NVIDIA Corp.	4.0%
UnitedHealth Group, Inc.	3.8%
Lennar Corp., A Shares	3.8%
Thermo Fisher Scientific, Inc.	3.7%
Hologic, Inc.	3.6%
Cheniere Energy, Inc.	3.6%
KKR & Company, Inc.	3.1%

Sector Composition
Information technology	25.3%
Consumer discretionary	19.0%
Health care	18.1%
Communication services	12.8%
Financials	9.1%
Industrials	4.9%
Energy	3.6%
Real estate	3.3%
Consumer staples	2.0%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

977SAETF

10/25

12/25

John Hancock Fundamental All Cap Core ETF

John Hancock International High Dividend ETF
International High Dividend ETF/JHID
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock International High Dividend ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International High Dividend ETF/JHID	$25	0.46%
Fund Statistics
Fund net assets	$10,044,741
Total number of portfolio holdings	98
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Rio Tinto PLC	2.2%
Fortescue, Ltd.	2.2%
Engie SA	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.1%
Svenska Handelsbanken AB, A Shares	2.0%
Power Corp. of Canada	2.0%
DBS Group Holdings, Ltd.	2.0%
Poste Italiane SpA	2.0%
ABB, Ltd.	1.9%
Generali	1.9%

Sector Composition
Financials	30.6%
Industrials	12.8%
Energy	9.0%
Health care	8.4%
Materials	8.0%
Consumer staples	7.4%
Information technology	6.1%
Real estate	5.1%
Utilities	4.6%
Consumer discretionary	4.5%
Communication services	2.2%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

955SAETF

10/25

12/25

John Hancock International High Dividend ETF

John Hancock U.S. High Dividend ETF
U.S. High Dividend ETF/JHDV
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2025
This semiannual shareholder report contains important information about the John Hancock U.S. High Dividend ETF (the fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Dividend ETF/JHDV	$19	0.34%
Fund Statistics
Fund net assets	$8,799,511
Total number of portfolio holdings	74
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.5%
Microsoft Corp.	6.4%
Apple, Inc.	5.6%
Broadcom, Inc.	3.1%
United Parcel Service, Inc., Class B	2.1%
Ford Motor Company	2.1%
Vertiv Holdings Company, Class A	2.0%
Chevron Corp.	2.0%
IBM Corp.	2.0%
American Financial Group, Inc.	2.0%

Sector Composition
Information technology	37.9%
Financials	14.6%
Consumer staples	7.2%
Industrials	7.1%
Consumer discretionary	6.1%
Health care	5.9%
Energy	5.8%
Real estate	5.6%
Communication services	4.8%
Utilities	3.9%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

966SAETF

10/25

12/25

John Hancock U.S. High Dividend ETF

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended October 31, 2025 for the following funds:

John Hancock Multifactor ETFs

  John Hancock Multifactor Developed International ETF

  John Hancock Multifactor Emerging Markets ETF

  John Hancock Multifactor Large Cap ETF

  John Hancock Multifactor Mid Cap ETF

  John Hancock Multifactor Small Cap ETF

John Hancock Active Fixed Income ETFs

  John Hancock Core Bond ETF

  John Hancock Core Plus Bond ETF

  John Hancock Corporate Bond ETF

  John Hancock Dynamic Municipal Bond ETF

  John Hancock High Yield ETF

  John Hancock Mortgage-Backed Securities ETF

  John Hancock Preferred Income ETF

John Hancock Active Equity ETFs

  John Hancock Disciplined Value International Select ETF

  John Hancock Disciplined Value Select ETF

  John Hancock Fundamental All Cap Core ETF

  John Hancock International High Dividend ETF

  John Hancock U.S. High Dividend ETF

John Hancock Global Senior Loan ETF

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Multifactor ETFs
October 31, 2025

John Hancock
Multifactor ETFs

2	Funds’ investments
44	Financial statements
50	Financial highlights
53	Notes to financial statements
63	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MULTIFACTOR ETFS |

Funds’ investments
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 10-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.9%		$806,903,547
(Cost $668,391,506)
Australia - 6.6%		54,070,958
ANZ Group Holdings, Ltd.	88,442	2,121,982
APA Group	109,653	658,980
Aristocrat Leisure, Ltd.	20,437	847,565
ASX, Ltd.	7,467	275,943
BHP Group, Ltd.	130,467	3,711,074
BlueScope Steel, Ltd.	53,991	809,405
Brambles, Ltd.	52,015	846,523
carsales.com, Ltd.	18,647	435,799
Cochlear, Ltd.	6,011	1,130,004
Coles Group, Ltd.	112,890	1,629,571
Commonwealth Bank of Australia	24,599	2,764,045
Computershare, Ltd.	49,036	1,173,949
CSL, Ltd.	8,899	1,039,893
Evolution Mining, Ltd.	94,259	670,134
Fortescue, Ltd. (A)	118,809	1,655,900
Goodman Group	33,075	715,184
Insurance Australia Group, Ltd.	424,304	2,183,277
Lynas Rare Earths, Ltd. (A)(B)	18,172	181,419
Macquarie Group, Ltd.	9,765	1,397,179
Medibank Private, Ltd.	276,061	881,930
Mirvac Group	122,487	184,428
National Australia Bank, Ltd.	82,927	2,368,049
Northern Star Resources, Ltd.	157,987	2,545,318
Origin Energy, Ltd.	169,477	1,359,114
Pro Medicus, Ltd.	4,289	740,162
Qantas Airways, Ltd.	54,223	362,070
QBE Insurance Group, Ltd.	143,344	1,861,788
REA Group, Ltd. (A)	3,244	452,536
Rio Tinto, Ltd. (A)	22,759	1,979,654
Santos, Ltd.	587,305	2,426,064
Scentre Group	169,394	451,338
SEEK, Ltd.	11,743	208,333
SGH, Ltd.	16,739	531,472
Sigma Healthcare, Ltd. (A)	50,202	102,209
Sonic Healthcare, Ltd.	54,982	761,632
South32, Ltd.	248,986	516,706
Stockland	100,562	415,406
Suncorp Group, Ltd.	164,026	2,106,788
Telstra Group, Ltd.	161,917	517,275
The GPT Group	64,289	225,585
The Lottery Corp., Ltd.	187,854	676,382
TPG Telecom, Ltd. (A)	37,631	136,232
Transurban Group	45,538	431,670
Vicinity, Ltd.	137,193	226,330
Wesfarmers, Ltd.	29,891	1,643,724
Westpac Banking Corp.	110,950	2,813,818
WiseTech Global, Ltd.	7,158	323,895
Woodside Energy Group, Ltd. (A)	110,494	1,793,905
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Woolworths Group, Ltd.	41,902	$779,319
Austria - 0.3%		2,324,611
ANDRITZ AG	2,397	181,490
BAWAG Group AG (B)(C)	2,891	373,387
Erste Group Bank AG	9,166	949,501
OMV AG	7,978	437,022
Raiffeisen Bank International AG	7,322	273,307
Telekom Austria AG	2,664	28,380
Verbund AG	1,055	81,524
Belgium - 1.1%		9,068,267
Ackermans & van Haaren NV	2,696	672,132
Ageas SA/NV	21,491	1,423,802
Anheuser-Busch InBev SA/NV	47,019	2,870,847
D’ieteren Group	1,039	190,075
Elia Group SA/NV	5,355	645,887
KBC Group NV	14,226	1,711,748
Lotus Bakeries NV	25	218,432
Syensqo SA (A)	9,034	746,993
UCB SA	2,291	588,351
Chile - 0.1%		719,419
Antofagasta PLC	19,626	719,419
Denmark - 1.9%		15,246,978
AP Moller - Maersk A/S, Series A	85	175,530
AP Moller - Maersk A/S, Series B	81	167,207
Carlsberg A/S, Class B	6,020	708,679
Coloplast A/S, B Shares	15,427	1,396,396
Danske Bank A/S	24,562	1,098,343
DSV A/S	6,874	1,460,959
Genmab A/S (B)	3,899	1,107,706
Novo Nordisk A/S, B Shares	100,525	4,909,286
Novonesis A/S, B Shares	33,254	1,990,239
Orsted A/S (B)(C)	47,844	856,371
Tryg A/S	15,033	371,088
Vestas Wind Systems A/S	49,284	1,005,174
Finland - 1.2%		10,145,168
Elisa OYJ	12,663	558,902
Fortum OYJ	8,495	189,627
Kesko OYJ, A Shares	9,621	205,879
Kesko OYJ, B Shares	22,758	480,691
Kone OYJ, Class B	12,425	830,627
Metso Corp.	62,019	1,017,185
Neste OYJ	17,487	362,395
Nokia OYJ	169,435	1,146,775
Nordea Bank ABP	138,650	2,370,842
Orion OYJ, Class B	5,081	355,095
Sampo OYJ, A Shares	55,611	620,552
Stora Enso OYJ, R Shares	75,626	881,604
UPM-Kymmene OYJ	16,361	439,616
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	2

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Finland (continued)
Wartsila OYJ ABP	20,931	$685,378
France - 11.0%		89,526,160
Air Liquide SA	9,135	1,770,484
Airbus SE	17,050	4,199,522
AXA SA	62,248	2,703,589
BNP Paribas SA	35,371	2,737,738
Cie de Saint-Gobain SA	61,183	5,936,100
Credit Agricole SA	117,862	2,127,608
Danone SA	64,329	5,693,377
Dassault Systemes SE	26,082	741,458
Engie SA	242,824	5,689,429
EssilorLuxottica SA	7,821	2,864,266
Hermes International SCA	876	2,172,809
Kering SA	5,608	1,985,841
Legrand SA	21,205	3,658,984
L’Oreal SA	5,925	2,480,031
LVMH Moet Hennessy Louis Vuitton SE	7,227	5,105,773
Orange SA	346,530	5,533,515
Pernod Ricard SA (A)	15,556	1,525,434
Safran SA	11,581	4,115,635
Sanofi	27,154	2,745,484
Schneider Electric SE	8,077	2,294,261
Societe Generale SA	50,319	3,186,169
Thales SA	9,745	2,777,052
TotalEnergies SE	67,824	4,223,339
Vinci SA	99,111	13,258,262
Germany - 9.6%		78,182,060
adidas AG	9,656	1,825,544
Allianz SE	11,111	4,465,427
BASF SE	143,510	7,087,703
Bayer AG	102,796	3,197,540
Bayerische Motoren Werke AG	9,462	881,546
Commerzbank AG	65,647	2,387,505
Daimler Truck Holding AG	84,132	3,370,520
Deutsche Bank AG	68,013	2,428,024
Deutsche Boerse AG	12,215	3,094,632
Deutsche Telekom AG	190,456	5,911,076
DHL Group	77,823	3,574,967
E.ON SE	342,333	6,377,249
Hannover Rueck SE	6,951	1,984,852
Heidelberg Materials AG	18,418	4,317,511
Henkel AG & Company KGaA	7,757	579,715
Infineon Technologies AG	88,832	3,518,826
Mercedes-Benz Group AG	30,865	2,002,447
Merck KGaA	1,757	230,069
Muenchener Rueckversicherungs-Gesellschaft AG	7,997	4,951,046
Rheinmetall AG	1,430	2,808,336
RWE AG	31,395	1,545,832
SAP SE	14,508	3,758,445
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Siemens AG	10,894	$3,087,510
Siemens Energy AG (B)	24,099	2,984,556
Siemens Healthineers AG (C)	6,593	369,600
Talanx AG	9,881	1,203,191
Volkswagen AG	2,261	238,391
Hong Kong - 2.0%		16,261,349
AIA Group, Ltd.	344,124	3,340,644
BOC Hong Kong Holdings, Ltd.	115,295	566,373
Budweiser Brewing Company APAC, Ltd. (A)(C)	82,500	83,644
CK Asset Holdings, Ltd.	154,469	763,978
CK Hutchison Holdings, Ltd.	101,273	671,053
CK Infrastructure Holdings, Ltd.	45,429	295,468
CLP Holdings, Ltd.	102,071	870,707
Galaxy Entertainment Group, Ltd.	40,641	202,468
Hang Seng Bank, Ltd.	24,389	475,718
Henderson Land Development Company, Ltd. (A)	121,398	426,100
HKT Trust & HKT, Ltd.	382,000	556,864
Hong Kong & China Gas Company, Ltd.	843,065	784,252
Hong Kong Exchanges & Clearing, Ltd.	27,700	1,509,704
Hongkong Land Holdings, Ltd.	47,700	291,447
Link REIT	85,136	443,414
MTR Corp., Ltd. (A)	87,413	320,536
Power Assets Holdings, Ltd.	124,573	791,143
Prudential PLC	182,462	2,529,127
Shandong Hi-Speed Holdings Group, Ltd. (B)	89,000	23,589
Sun Hung Kai Properties, Ltd.	52,162	633,888
Swire Properties, Ltd.	52,400	142,930
Techtronic Industries Company, Ltd.	46,077	538,302
Ireland - 0.6%		5,299,183
AIB Group PLC	109,173	1,006,170
Bank of Ireland Group PLC	33,167	543,021
Experian PLC	54,445	2,537,260
James Hardie Industries PLC, CHESS Depositary Interest (B)	27,465	579,135
Kerry Group PLC, Class A	2,127	194,189
Kingspan Group PLC	5,866	439,408
Israel - 0.7%		5,798,034
Azrieli Group, Ltd.	772	81,537
Bank Hapoalim BM	58,958	1,201,191
Bank Leumi Le-Israel BM	89,525	1,824,778
CyberArk Software, Ltd. (B)	444	231,226
Elbit Systems, Ltd.	317	151,964
ICL Group, Ltd.	25,447	167,264
Israel Discount Bank, Ltd., Class A	58,681	588,577
Mizrahi Tefahot Bank, Ltd.	9,162	597,436
Nice, Ltd. (B)	842	114,261
Teva Pharmaceutical Industries, Ltd. (B)	36,260	733,847
Wix.com, Ltd. (B)	728	105,953
3	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy - 3.3%		$27,004,932
Banca Mediolanum SpA	9,019	181,233
Banca Monte dei Paschi di Siena SpA (A)	194,011	1,698,266
Banco BPM SpA	123,906	1,802,670
BPER Banca SpA	108,145	1,292,521
Enel SpA	221,090	2,238,457
Eni SpA	77,823	1,432,143
Ferrari NV	4,014	1,605,320
FinecoBank SpA	52,119	1,191,685
Generali	15,275	587,974
Intesa Sanpaolo SpA	704,816	4,536,068
Leonardo SpA	5,102	299,618
Moncler SpA	18,754	1,125,585
Poste Italiane SpA (C)	18,975	457,511
PRADA SpA	45,400	268,351
Prysmian SpA	20,150	2,088,955
Recordati Industria Chimica e Farmaceutica SpA	7,427	441,471
Snam SpA	87,885	542,484
Terna - Rete Elettrica Nazionale	104,917	1,076,052
UniCredit SpA	49,259	3,640,409
Unipol Assicurazioni SpA	22,758	498,159
Japan - 23.8%		193,830,068
Advantest Corp.	28,000	4,204,862
Aeon Company, Ltd.	63,200	1,000,788
AGC, Inc.	24,100	754,029
Aisin Corp.	76,800	1,383,153
Ajinomoto Company, Inc.	29,200	828,870
ANA Holdings, Inc.	28,000	525,085
Asahi Group Holdings, Ltd.	89,000	959,586
Asahi Kasei Corp.	215,600	1,654,909
Asics Corp.	61,700	1,579,196
Astellas Pharma, Inc.	101,500	1,063,064
Bandai Namco Holdings, Inc.	21,303	664,029
BayCurrent, Inc.	6,600	302,678
Bridgestone Corp.	26,600	1,167,910
Canon, Inc.	12,700	365,448
Capcom Company, Ltd.	27,300	714,863
Central Japan Railway Company	25,120	614,079
Chubu Electric Power Company, Inc.	62,500	870,225
Chugai Pharmaceutical Company, Ltd.	16,200	741,253
Dai Nippon Printing Company, Ltd.	44,248	740,889
Daifuku Company, Ltd.	27,200	870,089
Dai-ichi Life Holdings, Inc.	138,800	977,560
Daiichi Sankyo Company, Ltd.	23,500	559,680
Daikin Industries, Ltd.	6,547	763,898
Daito Trust Construction Company, Ltd.	24,030	448,686
Daiwa House Industry Company, Ltd.	36,300	1,233,052
Daiwa Securities Group, Inc.	126,700	978,285
Denso Corp.	49,100	688,908
Dentsu Group, Inc.	22,400	442,606
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Disco Corp.	3,194	$1,070,023
East Japan Railway Company	62,000	1,511,616
Ebara Corp.	30,600	820,542
Eisai Company, Ltd.	3,472	102,996
ENEOS Holdings, Inc.	349,800	2,208,857
FANUC Corp.	11,650	371,230
Fast Retailing Company, Ltd.	4,757	1,749,580
Fuji Electric Company, Ltd.	17,093	1,227,150
FUJIFILM Holdings Corp.	35,100	815,670
Fujikura, Ltd.	10,500	1,442,894
Fujitsu, Ltd.	42,200	1,104,204
Hankyu Hanshin Holdings, Inc.	23,900	641,657
Hikari Tsushin, Inc.	1,541	408,119
Hitachi Construction Machinery Company, Ltd.	15,900	519,249
Hitachi, Ltd.	145,500	5,022,680
Honda Motor Company, Ltd.	148,462	1,503,364
Hoya Corp.	12,500	2,035,393
Hulic Company, Ltd.	61,000	629,580
Idemitsu Kosan Company, Ltd.	99,095	689,236
IHI Corp.	63,700	1,329,366
Inpex Corp.	81,300	1,499,291
Isuzu Motors, Ltd.	102,800	1,264,522
ITOCHU Corp.	19,600	1,136,267
Japan Airlines Company, Ltd.	24,300	438,190
Japan Exchange Group, Inc.	82,400	925,064
Japan Post Bank Company, Ltd.	39,000	437,454
Japan Post Holdings Company, Ltd.	48,100	451,635
Japan Post Insurance Company, Ltd.	14,900	386,101
Japan Real Estate Investment Corp.	206	169,956
Japan Tobacco, Inc.	41,200	1,434,799
JFE Holdings, Inc. (A)	68,600	787,505
JX Advanced Metals Corp.	12,500	166,661
Kajima Corp.	23,700	765,514
Kao Corp.	10,400	440,154
Kawasaki Heavy Industries, Ltd.	10,800	869,300
Kawasaki Kisen Kaisha, Ltd.	31,100	446,751
KDDI Corp.	98,800	1,578,632
Keyence Corp.	2,570	957,067
Kikkoman Corp.	18,200	144,839
Kirin Holdings Company, Ltd.	65,100	914,667
Kobe Bussan Company, Ltd. (A)	10,700	248,443
Komatsu, Ltd.	58,500	1,961,708
Konami Group Corp.	3,500	584,791
Kubota Corp.	27,300	354,507
Kyocera Corp.	87,400	1,163,026
Kyowa Kirin Company, Ltd.	14,100	218,014
Lasertec Corp.	2,700	497,920
LY Corp.	62,900	184,958
M3, Inc.	13,900	195,749
Makita Corp.	21,200	643,479
Marubeni Corp.	57,100	1,408,458
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	4

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
MatsukiyoCocokara & Company	22,100	$400,599
MEIJI Holdings Company, Ltd.	27,700	532,765
MINEBEA MITSUMI, Inc.	59,500	1,180,306
Mitsubishi Chemical Group Corp.	174,900	915,172
Mitsubishi Corp.	120,400	2,901,073
Mitsubishi Electric Corp.	47,300	1,325,462
Mitsubishi Estate Company, Ltd.	28,400	601,718
Mitsubishi HC Capital, Inc.	161,500	1,264,282
Mitsubishi Heavy Industries, Ltd.	75,400	2,277,344
Mitsubishi UFJ Financial Group, Inc.	307,970	4,657,883
Mitsui & Company, Ltd.	89,700	2,213,751
Mitsui Fudosan Company, Ltd.	67,100	697,547
Mitsui O.S.K. Lines, Ltd.	29,000	862,724
Mizuho Financial Group, Inc.	62,800	2,098,972
MonotaRO Company, Ltd. (A)	18,800	262,679
MS&AD Insurance Group Holdings, Inc.	77,500	1,602,772
Murata Manufacturing Company, Ltd.	26,900	592,287
NEC Corp.	27,015	985,169
Nexon Company, Ltd.	12,800	261,725
Nidec Corp. (A)	18,500	226,124
Nintendo Company, Ltd.	16,970	1,436,978
Nippon Building Fund, Inc. (A)	251	231,685
Nippon Paint Holdings Company, Ltd. (A)	51,600	329,084
Nippon Sanso Holdings Corp.	18,500	615,806
Nippon Steel Corp. (A)	156,500	646,399
Nippon Yusen KK	40,200	1,391,102
Nissan Motor Company, Ltd. (B)	141,900	325,609
Nissin Foods Holdings Company, Ltd.	9,148	165,021
Nitori Holdings Company, Ltd.	20,505	332,755
Nitto Denko Corp. (A)	88,670	2,218,261
Nomura Holdings, Inc.	94,800	678,132
Nomura Research Institute, Ltd.	14,000	547,986
NTT, Inc.	1,731,850	1,780,695
Obayashi Corp.	70,400	1,193,631
Obic Company, Ltd.	17,100	531,354
Olympus Corp.	51,200	631,297
Omron Corp.	4,700	131,492
Ono Pharmaceutical Company, Ltd. (A)	8,465	103,110
Oracle Corp. Japan	2,800	258,635
Oriental Land Company, Ltd.	23,700	479,984
ORIX Corp.	39,200	956,749
Osaka Gas Company, Ltd.	49,700	1,564,023
Otsuka Corp.	17,800	352,407
Otsuka Holdings Company, Ltd.	16,000	869,715
Pan Pacific International Holdings Corp.	72,600	432,523
Panasonic Holdings Corp.	74,204	866,287
Rakuten Bank, Ltd. (B)	4,600	253,358
Rakuten Group, Inc. (B)	81,800	536,024
Recruit Holdings Company, Ltd.	32,000	1,601,091
Renesas Electronics Corp.	40,800	506,110
Resona Holdings, Inc.	83,200	806,590
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Ricoh Company, Ltd.	45,500	$391,042
Ryohin Keikaku Company, Ltd.	25,700	528,664
Sanrio Company, Ltd.	13,500	627,175
SBI Holdings, Inc.	28,700	1,288,058
SCREEN Holdings Company, Ltd.	3,500	333,631
SCSK Corp.	10,700	393,883
Secom Company, Ltd.	14,622	494,787
Seibu Holdings, Inc.	10,000	351,887
Sekisui Chemical Company, Ltd.	63,800	1,107,819
Sekisui House, Ltd.	48,300	1,038,079
Seven & i Holdings Company, Ltd.	140,800	1,796,844
SG Holdings Company, Ltd.	22,200	204,124
Shimadzu Corp.	14,100	379,832
Shimano, Inc. (A)	2,186	229,945
Shimizu Corp.	23,500	316,298
Shin-Etsu Chemical Company, Ltd.	49,190	1,486,349
Shionogi & Company, Ltd.	59,013	988,306
Shiseido Company, Ltd.	5,577	94,124
SMC Corp.	845	288,349
SoftBank Corp.	735,900	1,044,700
SoftBank Group Corp.	33,836	5,944,444
Sompo Holdings, Inc.	32,700	999,329
Sony Financial Group, Inc. (B)	152,100	153,428
Sony Group Corp.	155,100	4,361,385
Subaru Corp.	101,000	2,152,368
Sumitomo Corp.	34,300	998,798
Sumitomo Electric Industries, Ltd.	64,500	2,365,551
Sumitomo Forestry Company, Ltd.	49,000	511,295
Sumitomo Metal Mining Company, Ltd.	31,700	1,044,698
Sumitomo Mitsui Financial Group, Inc.	117,600	3,177,883
Sumitomo Mitsui Trust Group, Inc.	22,750	624,811
Sumitomo Realty & Development Company, Ltd.	25,200	1,076,506
Suntory Beverage & Food, Ltd.	10,000	302,619
Suzuki Motor Corp.	110,300	1,652,477
Sysmex Corp.	35,544	398,458
T&D Holdings, Inc.	46,800	1,008,879
Taisei Corp.	8,461	617,048
Takeda Pharmaceutical Company, Ltd.	51,947	1,400,382
TDK Corp.	73,500	1,275,295
Terumo Corp.	18,700	302,431
The Chiba Bank, Ltd.	63,400	619,575
The Kansai Electric Power Company, Inc.	127,000	1,984,697
TIS, Inc.	15,400	531,310
Toho Company, Ltd. (A)	4,600	270,407
Tokio Marine Holdings, Inc.	60,600	2,274,442
Tokyo Century Corp.	23,800	281,481
Tokyo Electron, Ltd.	11,871	2,633,805
Tokyo Gas Company, Ltd.	72,900	2,556,268
Tokyu Corp.	40,100	446,669
TOPPAN Holdings, Inc.	24,900	610,964
5	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Toray Industries, Inc.	161,800	$993,664
Toyo Suisan Kaisha, Ltd.	1,800	130,804
Toyota Industries Corp.	5,000	546,071
Toyota Motor Corp.	304,640	6,205,318
Toyota Tsusho Corp.	40,300	1,233,943
Trend Micro, Inc.	11,800	603,806
Unicharm Corp.	36,200	224,054
West Japan Railway Company	76,062	1,560,689
Yakult Honsha Company, Ltd.	9,000	134,572
Yamaha Motor Company, Ltd.	118,500	857,664
Yaskawa Electric Corp.	13,400	369,238
Yokohama Financial Group, Inc.	89,900	654,168
Zensho Holdings Company, Ltd.	7,000	436,435
ZOZO, Inc.	35,500	307,288
Luxembourg - 0.4%		2,975,877
ArcelorMittal SA	56,853	2,175,950
CVC Capital Partners PLC (C)	21,194	354,456
Tenaris SA	22,329	445,471
Macau - 0.0%		154,166
Sands China, Ltd.	59,200	154,166
Mexico - 0.0%		247,067
Fresnillo PLC	8,463	247,067
Netherlands - 4.5%		37,076,045
ABN AMRO Bank NV (C)	40,079	1,198,575
Adyen NV (B)(C)	599	1,029,167
Argenx SE (B)	613	499,229
ASM International NV	4,343	2,817,132
ASML Holding NV	10,499	11,125,486
Ferrovial SE	36,744	2,256,208
Heineken Holding NV	11,769	796,009
Heineken NV	6,975	539,709
ING Groep NV	108,849	2,728,760
Koninklijke Ahold Delhaize NV	86,811	3,558,004
Koninklijke Philips NV	61,958	1,697,693
Prosus NV (B)	37,553	2,597,586
Stellantis NV	176,861	1,791,879
Universal Music Group NV	52,332	1,405,545
Wolters Kluwer NV	24,749	3,035,063
New Zealand - 0.3%		2,140,465
Auckland International Airport, Ltd.	39,585	184,067
Contact Energy, Ltd.	11,326	60,448
Fisher & Paykel Healthcare Corp., Ltd.	14,761	313,602
Fonterra Co-operative Group, Ltd.	637	2,980
Infratil, Ltd.	23,897	169,142
Mercury NZ, Ltd.	28,356	105,223
Meridian Energy, Ltd.	32,084	108,768
Xero, Ltd. (B)	12,602	1,196,235
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Norway - 0.5%		$3,804,604
Aker BP ASA	25,785	670,051
DNB Bank ASA	22,664	578,644
Equinor ASA	43,142	1,031,968
Gjensidige Forsikring ASA	3,281	88,406
Kongsberg Gruppen ASA	8,711	223,050
Mowi ASA	5,890	129,596
Norsk Hydro ASA	42,954	291,003
Orkla ASA	8,853	89,869
Salmar ASA	823	46,328
Telenor ASA	21,036	313,140
Var Energi ASA	16,454	55,427
Vend Marketplaces ASA, Class B	2,379	82,067
Yara International ASA	5,619	205,055
Portugal - 0.2%		1,437,329
Banco Comercial Portugues SA	440,505	389,051
EDP SA	98,413	489,565
Galp Energia SGPS SA	15,779	316,800
Jeronimo Martins SGPS SA	9,382	241,913
Singapore - 2.0%		16,300,711
CapitaLand Ascendas REIT	116,492	252,416
CapitaLand Integrated Commercial Trust	204,840	373,023
CapitaLand Investment, Ltd.	155,200	314,824
DBS Group Holdings, Ltd.	97,013	4,020,063
Grab Holdings, Ltd., Class A (B)	105,412	633,526
Keppel, Ltd.	154,700	1,211,259
Oversea-Chinese Banking Corp., Ltd.	144,768	1,894,348
Sea, Ltd., ADR (B)	8,369	1,307,656
Sembcorp Industries, Ltd.	46,000	230,804
Singapore Airlines, Ltd. (A)	369,200	1,880,822
Singapore Exchange, Ltd.	96,100	1,250,123
Singapore Technologies Engineering, Ltd.	123,700	806,956
Singapore Telecommunications, Ltd.	120,700	394,157
United Overseas Bank, Ltd.	54,424	1,449,829
Wilmar International, Ltd.	116,800	280,905
Spain - 3.3%		27,075,012
Aena SME SA (C)	54,992	1,494,760
Amadeus IT Group SA	36,234	2,773,587
Banco Bilbao Vizcaya Argentaria SA	384,592	7,739,328
Banco Santander SA (A)	451,754	4,602,004
CaixaBank SA (A)	134,572	1,423,069
Cellnex Telecom SA (B)(C)	29,054	906,427
EDP Renovaveis SA	1,902	27,836
Endesa SA	21,229	761,783
Iberdrola SA	93,760	1,900,845
Industria de Diseno Textil SA (A)	40,282	2,227,038
Naturgy Energy Group SA	24,029	728,857
Telefonica SA (A)	491,654	2,489,478
Sweden - 2.9%		23,966,654
AAK AB	8,496	237,539
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	6

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
AddTech AB, B Shares	20,214	$685,690
Alfa Laval AB	6,278	300,259
Assa Abloy AB, B Shares	14,341	541,914
Atlas Copco AB, A Shares	97,753	1,649,212
Atlas Copco AB, B Shares	50,973	766,542
Beijer Ref AB (A)	15,952	253,081
Boliden AB (B)	25,176	1,137,793
Castellum AB (A)	31,374	356,459
Epiroc AB, A Shares	21,233	450,048
Epiroc AB, B Shares	12,648	237,171
EQT AB (A)	5,641	195,868
Essity AB, B Shares	15,257	419,336
Evolution AB (C)	4,527	302,929
Fastighets AB Balder, B Shares (B)	52,449	384,672
Getinge AB, B Shares	11,299	265,796
Hennes & Mauritz AB, B Shares (A)	18,956	360,049
Hexagon AB, B Shares	49,313	605,471
Holmen AB, B Shares	7,694	291,144
Indutrade AB	14,055	376,083
Lifco AB, B Shares	6,979	270,705
Nibe Industrier AB, B Shares	18,387	71,882
Saab AB, B Shares	4,021	221,965
Sagax AB, B Shares	15,076	338,605
Sandvik AB	45,643	1,387,201
Securitas AB, B Shares (A)	30,075	444,194
Skandinaviska Enskilda Banken AB, A Shares	44,473	849,871
Skandinaviska Enskilda Banken AB, C Shares	454	8,867
Skanska AB, B Shares	44,179	1,208,203
SKF AB, B Shares	44,815	1,156,668
Svenska Cellulosa AB SCA, B Shares	45,521	607,826
Svenska Handelsbanken AB, A Shares	50,767	666,910
Svenska Handelsbanken AB, B Shares (A)	1,524	33,522
Swedbank AB, A Shares	35,774	1,089,143
Swedish Orphan Biovitrum AB (B)	13,277	457,649
Tele2 AB, B Shares	25,917	410,768
Telefonaktiebolaget LM Ericsson, B Shares	158,303	1,597,622
Telia Company AB (A)	135,346	531,546
Trelleborg AB, B Shares	20,265	848,600
Volvo AB, A Shares	14,434	397,477
Volvo AB, B Shares	53,442	1,475,039
Volvo Car AB, B Shares (A)(B)	21,690	75,335
Switzerland - 8.4%		68,176,662
ABB, Ltd.	23,591	1,753,272
Alcon, Inc.	43,753	3,259,333
Chocoladefabriken Lindt & Spruengli AG	8	1,227,780
Cie Financiere Richemont SA, A Shares	11,985	2,369,380
Coca-Cola HBC AG (B)	16,322	740,698
DSM-Firmenich AG	14,397	1,174,823
Galderma Group AG	5,306	981,552
Givaudan SA	392	1,610,484
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Glencore PLC (B)	408,717	$1,957,070
Holcim, Ltd. (B)	47,795	4,247,518
Kuehne + Nagel International AG	5,545	1,063,756
Lonza Group AG	5,597	3,864,039
Nestle SA	63,454	6,077,040
Novartis AG	93,345	11,543,268
Partners Group Holding AG	2,211	2,705,807
Roche Holding AG	16,800	5,418,275
Roche Holding AG, Bearer Shares	1,090	369,059
Sandoz Group AG	21,269	1,417,492
Schindler Holding AG	1,270	429,530
Schindler Holding AG, Participation Certificates	2,010	716,113
Sika AG	8,897	1,742,271
Swiss Life Holding AG	1,446	1,571,461
Swiss Re AG	11,386	2,079,337
Swisscom AG	4,186	3,073,992
UBS Group AG	92,175	3,528,543
Zurich Insurance Group AG	4,674	3,254,769
United Arab Emirates - 0.0%		0
NMC Health PLC (B)(D)	5,181	0
United Kingdom - 14.2%		115,838,570
3i Group PLC	36,264	2,096,400
Admiral Group PLC	28,941	1,245,670
Anglo American PLC	89,486	3,380,171
Ashtead Group PLC	39,237	2,615,724
Associated British Foods PLC	29,553	891,107
AstraZeneca PLC	35,869	5,876,672
Aviva PLC	179,912	1,580,419
BAE Systems PLC	60,383	1,484,343
Barclays PLC	513,704	2,746,965
BP PLC	1,034,179	6,009,777
British American Tobacco PLC	69,433	3,561,406
BT Group PLC	1,526,016	3,724,205
Bunzl PLC	20,825	632,585
Centrica PLC	625,315	1,473,075
Coca-Cola Europacific Partners PLC (A)	14,618	1,304,213
Compass Group PLC	42,120	1,395,105
Diageo PLC	69,218	1,591,486
GSK PLC	98,954	2,314,840
Haleon PLC	572,838	2,665,038
Halma PLC	22,009	1,025,380
HSBC Holdings PLC	494,769	6,912,655
Imperial Brands PLC	80,190	3,187,068
Informa PLC	129,655	1,648,620
InterContinental Hotels Group PLC	6,767	817,244
Legal & General Group PLC	515,859	1,611,716
Lloyds Banking Group PLC	2,237,185	2,618,351
London Stock Exchange Group PLC	7,367	918,162
National Grid PLC	160,427	2,402,858
NatWest Group PLC	281,276	2,158,198
7	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Next PLC	15,034	$2,824,596
Reckitt Benckiser Group PLC	46,714	3,569,580
RELX PLC	59,717	2,633,874
Rentokil Initial PLC	147,951	819,723
Rio Tinto PLC	34,347	2,475,656
Rolls-Royce Holdings PLC	181,153	2,777,551
Segro PLC	42,646	390,756
Severn Trent PLC	16,893	617,239
Shell PLC	286,610	10,722,617
Smith & Nephew PLC	33,260	613,966
SSE PLC	90,817	2,286,169
Standard Chartered PLC	244,144	5,002,386
Tesco PLC	592,823	3,578,177
The Sage Group PLC	80,389	1,214,091
Unilever PLC	67,080	4,044,425
Vodafone Group PLC	1,729,858	2,094,134
Wise PLC, Class A (B)	22,379	284,177
United States - 0.0%		233,198

Carnival PLC (B)	8,962	233,198

PREFERRED SECURITIES - 0.3%		$2,787,896
(Cost $3,258,293)
Germany - 0.3%		2,787,896
Bayerische Motoren Werke AG	3,727	322,843
Dr. Ing. h.c. F. Porsche AG (C)	1,664	87,291
Henkel AG & Company KGaA	14,572	1,181,703
Volkswagen AG	11,486	1,196,059

RIGHTS - 0.0%		$2,004
(Cost $0)
Vend Marketplaces ASA (Expiration Date: 11-13-25) (B)(E)	899	2,004

SHORT-TERM INVESTMENTS - 0.2%		$1,495,637
(Cost $1,495,631)
Short-term funds - 0.2%		1,495,637
John Hancock Collateral Trust, 3.9239% (F)(G)	15,073	150,792

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0278% (F)	1,344,845	1,344,845
Total investments (Multifactor Developed International ETF) (Cost $673,145,430) - 99.4%		$811,189,084
Other assets and liabilities, net - 0.6%		4,902,651
Total net assets - 100.0%		$816,091,735

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 10-31-25.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 10-31-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 10-31-25:
Financials	23.2%
Industrials	19.4%
Consumer discretionary	9.3%
Health care	9.1%
Consumer staples	7.9%
Materials	7.7%
Information technology	6.1%
Communication services	5.6%
Utilities	5.2%
Energy	4.2%
Real estate	1.5%
Short-term investments and other	0.8%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 10-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.4%		$641,339,444
(Cost $427,942,891)
Australia - 0.0%		174,257
MMG, Ltd. (A)	196,000	174,257
Brazil - 2.8%		18,210,107
Ambev SA	232,600	548,981
B3 SA - Brasil Bolsa Balcao	301,600	709,034
Banco Bradesco SA	131,805	378,638
Banco BTG Pactual SA	51,048	462,784
Banco do Brasil SA	151,800	617,331
BB Seguridade Participacoes SA	82,100	500,819
Caixa Seguridade Participacoes S/A	27,300	75,890
Centrais Eletricas Brasileiras SA	53,537	553,946
Cia de Saneamento Basico do Estado de Sao Paulo	34,300	839,674
Cia Energetica de Minas Gerais	35,278	95,251
Cia Paranaense de Energia	28,800	70,113
CPFL Energia SA	25,300	195,441
Embraer SA	26,200	423,226
Energisa SA	19,902	191,549
Eneva SA (A)	39,900	135,664
Engie Brasil Energia SA	33,125	246,047
Equatorial Energia SA	68,903	468,937
Klabin SA	80,610	270,040
Localiza Rent a Car SA	62,211	455,624
Motiva Infraestrutura de Mobilidade SA	77,600	228,831
Neoenergia SA	16,400	88,865
Petroleo Brasileiro SA	431,500	2,524,826
Porto Seguro SA	7,200	64,243
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	8

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
PRIO SA (A)	59,500	$398,092
Raia Drogasil SA	135,972	504,989
Rede D’Or Sao Luiz SA (B)	46,436	373,720
Rumo SA	83,890	248,002
Suzano SA	73,965	671,504
Telefonica Brasil SA	70,800	421,238
TIM SA	105,900	477,667
TOTVS SA	5,900	48,612
Vale SA	317,300	3,845,204
Vibra Energia SA	90,300	399,086
WEG SA	86,500	676,239
Chile - 0.4%		2,469,068
Banco de Chile	2,714,274	470,161
Banco de Credito e Inversiones SA	6,547	336,674
Banco Santander Chile	3,281,576	237,437
Cencosud SA	96,398	299,068
Empresas CMPC SA	125,409	181,026
Empresas COPEC SA	28,359	202,843
Enel Americas SA	1,140,692	107,754
Enel Chile SA	3,218,370	245,947
Falabella SA	38,939	244,463
Latam Airlines Group SA	6,302,810	143,695
China - 24.1%		155,309,240
360 Security Technology, Inc., Class A	33,200	55,867
3SBio, Inc. (A)(B)	19,500	77,275
Agricultural Bank of China, Ltd., H Shares	2,714,000	2,067,224
Aier Eye Hospital Group Company, Ltd., A Shares	74,243	127,854
Akeso, Inc. (A)(B)	11,000	160,495
Alibaba Group Holding, Ltd.	956,700	20,322,582
Aluminum Corp. of China, Ltd., H Shares	594,000	755,091
Anhui Conch Cement Company, Ltd., H Shares	158,000	470,410
Anhui Gujing Distillery Company, Ltd., A Shares	2,671	60,454
Anhui Jianghuai Automobile Group Corp., Ltd., Class A (A)	3,300	23,627
Anker Innovations Technology Company, Ltd., A Shares	1,100	18,077
ANTA Sports Products, Ltd.	162,000	1,688,325
Avary Holding Shenzhen Company, Ltd., A Shares	11,300	83,478
Bank of Beijing Company, Ltd., Class A	134,400	105,617
Bank of Chengdu Company, Ltd., Class A	17,900	42,300
Bank of China, Ltd., H Shares	5,975,000	3,382,569
Bank of Communications Company, Ltd., H Shares	1,966,000	1,745,375
Bank of Hangzhou Company, Ltd., A Shares	34,100	75,262
Bank of Jiangsu Company, Ltd., Class A	103,800	157,304
Bank of Nanjing Company, Ltd., Class A	72,400	115,113
Bank of Ningbo Company, Ltd., A Shares	57,115	227,548
Bank of Shanghai Company, Ltd., A Shares	108,500	144,750
Baoshan Iron & Steel Company, Ltd., A Shares	177,500	183,903
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Beijing Kingsoft Office Software, Inc., Class A	1,215	$61,317
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (A)	1,960	15,532
Beijing-Shanghai High Speed Railway Company, Ltd., A Shares	162,900	118,853
Bilibili, Inc., Class Z (A)(C)	4,300	128,576
BOE Technology Group Company, Ltd., A Shares	322,500	184,068
BYD Company, Ltd., H Shares	272,600	3,528,417
BYD Electronic International Company, Ltd. (C)	97,500	458,384
Cambricon Technologies Corp., Ltd., Class A (A)	1,080	208,761
Chaozhou Three-Circle Group Company, Ltd., Class A	4,500	31,434
China Cinda Asset Management Company, Ltd., H Shares (C)	208,000	33,720
China CITIC Bank Corp., Ltd., H Shares	1,219,000	1,162,192
China Coal Energy Company, Ltd., H Shares (C)	273,000	384,621
China Construction Bank Corp., H Shares	6,539,000	6,478,256
China Eastern Airlines Corp., Ltd., H Shares (A)	254,000	130,396
China Energy Engineering Corp., Ltd., H Shares	544,000	81,192
China Everbright Bank Company, Ltd., H Shares	414,000	169,921
China Galaxy Securities Company, Ltd., H Shares	319,000	458,869
China Hongqiao Group, Ltd. (C)	311,500	1,183,124
China International Capital Corp., Ltd., H Shares (B)	39,600	107,710
China Life Insurance Company, Ltd., H Shares	661,000	2,085,345
China Longyuan Power Group Corp., Ltd., H Shares (C)	458,000	424,281
China Mengniu Dairy Company, Ltd.	268,000	487,574
China Merchants Bank Company, Ltd., H Shares	300,000	1,877,461
China Merchants Energy Shipping Company, Ltd., A Shares	15,100	19,657
China Merchants Expressway Network & Technology Holdings Company, Ltd., A Shares	20,300	29,280
China Merchants Securities Company, Ltd., H Shares (B)(C)	78,540	157,541
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	50,300	66,822
China Minsheng Banking Corp., Ltd., H Shares	842,500	431,429
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	18,900	135,000
China Pacific Insurance Group Company, Ltd., H Shares	337,600	1,368,261
China Petroleum & Chemical Corp., H Shares	2,234,000	1,187,105
China Railway Signal & Communication Corp., Ltd., H Shares (B)	55,000	24,131
China Reinsurance Group Corp., H Shares	125,000	25,411
China Resources Microelectronics, Ltd., Class A	3,370	24,038
China Resources Mixc Lifestyle Services, Ltd. (B)	34,000	177,695
China Shenhua Energy Company, Ltd., H Shares (C)	310,000	1,613,777
China Southern Airlines Company, Ltd., H Shares (A)	240,000	144,515
9	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Tourism Group Duty Free Corp., Ltd., H Shares (B)	10,800	$92,823
China Tower Corp., Ltd., H Shares (B)	753,300	1,088,438
China Vanke Company, Ltd., H Shares (A)(C)	261,072	147,798
China Zheshang Bank Company, Ltd., H Shares	181,700	59,147
Chongqing Rural Commercial Bank, H Shares	60,000	49,330
CITIC Securities Company, Ltd., H Shares	137,250	522,356
CITIC, Ltd.	635,000	982,051
CMOC Group, Ltd., H Shares	498,000	1,077,733
CNPC Capital Company, Ltd., A Shares	27,100	39,888
Contemporary Amperex Technology Company, Ltd., A Shares	18,660	1,019,829
COSCO SHIPPING Holdings Company, Ltd., H Shares (C)	438,699	761,438
CSC Financial Company, Ltd., H Shares (B)	110,000	186,395
CSPC Pharmaceutical Group, Ltd.	194,000	190,950
Daqin Railway Company, Ltd., Class A	96,500	77,733
Dongfang Electric Corp., Ltd., H Shares	9,200	22,479
East Money Information Company, Ltd., A Shares	54,206	194,317
ENN Natural Gas Company, Ltd., Class A	15,100	41,436
Eoptolink Technology, Inc., Ltd., Class A	2,600	125,848
Eve Energy Company, Ltd., A Shares	9,800	114,596
Everbright Securities Company, Ltd., H Shares (B)	19,800	24,839
Focus Media Information Technology Company, Ltd., A Shares	60,500	65,914
Foshan Haitian Flavouring & Food Company, Ltd., Class A	20,564	110,172
Founder Securities Company, Ltd., A Shares	15,100	17,470
Foxconn Industrial Internet Company, Ltd., Class A	54,500	551,635
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	79,600	710,257
Ganfeng Lithium Group Company, Ltd., H Shares (B)(C)	30,000	198,013
GD Power Development Company, Ltd., Class A	165,800	123,300
GDS Holdings, Ltd., A Shares (A)	27,400	120,427
GF Securities Company, Ltd., H Shares	130,400	314,918
Giant Biogene Holding Company, Ltd. (B)	12,000	57,435
GigaDevice Semiconductor, Inc., Class A	2,000	61,855
GoerTek, Inc., A Shares	28,100	129,767
Gotion High-tech Company, Ltd., Class A	3,100	19,833
Great Wall Motor Company, Ltd., H Shares	284,500	553,831
Gree Electric Appliances, Inc. of Zhuhai, A Shares	49,700	277,726
Guangdong Haid Group Company, Ltd., A Shares	12,200	100,143
Guangzhou Automobile Group Company, Ltd., H Shares	254,000	106,539
Guosen Securities Company, Ltd., Class A	30,100	59,410
Guotai Haitong Securities Company, Ltd., H Shares (B)	117,456	224,871
H World Group, Ltd.	154,200	600,357
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Haidilao International Holding, Ltd. (B)(C)	101,000	$166,336
Haier Smart Home Company, Ltd., H Shares	308,600	1,002,170
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	3,200	19,162
Hansoh Pharmaceutical Group Company, Ltd. (B)	86,000	394,359
Henan Shuanghui Investment & Development Company, Ltd., A Shares	17,100	61,877
Hengli Petrochemical Company, Ltd., A Shares	59,500	150,143
Hithink RoyalFlush Information Network Company, Ltd., Class A	2,300	117,454
Huadian Power International Corp., Ltd., H Shares	74,000	43,607
Huadong Medicine Company, Ltd., Class A	3,400	19,874
Huaneng Power International, Inc., H Shares	424,000	350,233
Huatai Securities Company, Ltd., H Shares (B)	179,000	450,022
Huaxia Bank Company, Ltd., Class A	83,109	79,564
Huizhou Desay SV Automotive Company, Ltd., Class A	3,000	49,968
Iflytek Company, Ltd., A Shares	10,100	78,944
Industrial & Commercial Bank of China, Ltd., H Shares	5,238,000	4,057,122
Industrial Bank Company, Ltd., A Shares	118,000	335,584
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	285,900	102,087
Inner Mongolia Dian Tou Energy Corp., Ltd., A Shares	6,200	22,025
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	37,800	145,654
Innovent Biologics, Inc. (A)(B)	40,500	453,347
J&T Global Express, Ltd. (A)	136,400	174,971
JCET Group Company, Ltd., Class A	9,700	54,572
JD Health International, Inc. (A)(B)	71,200	556,064
JD Logistics, Inc. (A)(B)	201,900	328,871
JD.com, Inc., Class A	209,450	3,438,643
Jiangsu Expressway Company, Ltd., H Shares	88,000	107,110
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	6,100	82,392
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	20,051	180,824
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	8,400	45,841
Jiangsu Yanghe Distillery Company, Ltd., A Shares	9,790	97,440
Jinduicheng Molybdenum Company, Ltd.	9,500	20,059
Kanzhun, Ltd.	8,600	94,772
Kingdee International Software Group Company, Ltd. (A)	47,000	88,652
Kuaishou Technology (B)	251,900	2,344,891
Kuang-Chi Technologies Company, Ltd., Class A (A)	3,500	22,417
Kweichow Moutai Company, Ltd., A Shares	5,292	1,063,853
Laopu Gold Company, Ltd., H Shares (C)	1,600	140,912
Lenovo Group, Ltd.	1,190,000	1,739,327
Lens Technology Company, Ltd., A Shares	25,300	104,673
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	10

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Li Auto, Inc., Class A (A)	99,800	$1,024,041
Lingyi iTech Guangdong Company, A Shares	13,900	30,542
Longfor Group Holdings, Ltd. (B)(C)	228,883	283,004
LONGi Green Energy Technology Company, Ltd., A Shares (A)	24,800	73,597
Luxshare Precision Industry Company, Ltd., A Shares	53,400	472,938
Luzhou Laojiao Company, Ltd., A Shares	9,900	187,245
Meituan, Class B (A)(B)	296,670	3,893,407
Metallurgical Corp. of China, Ltd., H Shares (C)	68,000	20,735
Midea Group Company, Ltd., A Shares	29,600	317,913
MINISO Group Holding, Ltd.	12,600	66,792
Montage Technology Company, Ltd., Class A	3,620	69,363
Muyuan Foods Company, Ltd., A Shares	39,060	276,200
NARI Technology Company, Ltd., A Shares	40,252	137,108
NAURA Technology Group Company, Ltd., Class A	2,995	171,383
NetEase, Inc.	145,900	4,073,531
New China Life Insurance Company, Ltd., H Shares	127,700	806,730
Ningbo Tuopu Group Company, Ltd., Class A	6,525	67,677
Ningxia Baofeng Energy Group Company, Ltd., Class A	60,400	156,574
NIO, Inc., Class A (A)(C)	115,550	811,743
Nongfu Spring Company, Ltd., H Shares (B)	108,800	722,328
OmniVision Integrated Circuits Group, Inc.	6,815	125,227
Orient Securities Company, Ltd., H Shares (B)	72,800	68,002
PetroChina Company, Ltd., H Shares	2,286,000	2,358,884
Pharmaron Beijing Company, Ltd., H Shares (B)	8,400	28,122
PICC Property & Casualty Company, Ltd., H Shares	892,000	2,107,141
Ping An Bank Company, Ltd., A Shares	114,300	181,893
Ping An Insurance Group Company of China, Ltd., H Shares	466,500	3,370,214
Poly Developments and Holdings Group Company, Ltd., A Shares	88,500	91,195
Pop Mart International Group, Ltd. (B)	37,800	1,077,749
Postal Savings Bank of China Company, Ltd., H Shares (B)	703,000	495,669
Qingdao Port International Company, Ltd., H Shares (B)	22,000	20,097
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	17,900	62,406
Range Intelligent Computing Technology Group Company, Ltd., Class A	3,700	26,283
Remegen Company, Ltd., H Shares (A)(B)(C)	3,000	34,739
Rockchip Electronics Company, Ltd., A Shares	800	20,407
Rongsheng Petrochemical Company, Ltd., A Shares	70,350	100,777
SAIC Motor Corp., Ltd., Class A	42,100	98,423
Sanan Optoelectronics Company, Ltd., A Shares	9,900	19,303
Sany Heavy Industry Company, Ltd., A Shares	55,100	171,495
Satellite Chemical Company, Ltd., Class A	21,000	52,873
SDIC Power Holdings Company, Ltd., Class A	47,200	95,217
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Seres Group Company, Ltd., A Shares	6,500	$141,808
SF Holding Company, Ltd., A Shares	38,300	217,145
Shaanxi Coal Industry Company, Ltd., A Shares	89,900	286,885
Shandong Gold Mining Company, Ltd., H Shares (B)	53,970	227,068
Shanghai Baosight Software Company, Ltd., Class A	10,664	34,465
Shanghai Electric Group Company, Ltd., H Shares (A)	188,000	109,575
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	11,000	33,712
Shanghai International Airport Company, Ltd., A Shares	13,700	62,189
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	44,400	66,895
Shanghai Pudong Development Bank Company, Ltd., Class A	166,300	268,618
Shanghai Rural Commercial Bank Company, Ltd., A Shares	49,700	59,598
Shanjin International Gold Company, Ltd., Class A	8,800	26,833
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	8,045	215,449
Shengyi Technology Company, Ltd., Class A	3,500	31,637
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	185,600	81,670
Shenzhen Inovance Technology Company, Ltd., A Shares	12,250	132,619
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	7,400	223,704
Shenzhen Transsion Holdings Company, Ltd., Class A	4,851	52,033
Shenzhou International Group Holdings, Ltd.	105,600	911,680
Sichuan Chuantou Energy Company, Ltd., Class A	24,700	51,113
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd., H Shares (A)(C)	800	46,113
Sichuan Road and Bridge Group Company, Ltd., Class A	37,740	50,296
Silergy Corp.	28,000	202,661
Sinopharm Group Company, Ltd., H Shares	34,800	86,729
Smoore International Holdings, Ltd. (B)(C)	83,000	139,789
Spring Airlines Company, Ltd., A Shares	2,800	21,090
Sungrow Power Supply Company, Ltd., A Shares	12,840	342,597
Sunny Optical Technology Group Company, Ltd.	84,800	820,483
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	2,000	19,259
Suzhou TFC Optical Communication Company, Ltd., A Shares	1,400	31,098
TCL Technology Group Corp., A Shares	99,420	60,238
Tencent Holdings, Ltd.	309,400	25,039,577
Tencent Music Entertainment Group	111,000	1,240,363
The People’s Insurance Company Group of China, Ltd., H Shares	786,000	705,885
Tianqi Lithium Corp., H Shares (A)(C)	4,400	27,004
11	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Tianshan Aluminum Group Company, Ltd., A Shares	14,100	$26,502
Tingyi Cayman Islands Holding Corp.	90,000	123,440
TongFu Microelectronics Company, Ltd., A Shares	5,100	30,435
Tongwei Company, Ltd., A Shares (A)	30,600	106,597
Tsingtao Brewery Company, Ltd., H Shares	50,000	337,742
Unisplendour Corp., Ltd., Class A	8,800	33,501
Victory Giant Technology Huizhou Company, Ltd., A Shares	1,600	66,129
Wanhua Chemical Group Company, Ltd., A Shares	27,500	242,124
Weichai Power Company, Ltd., H Shares	251,000	518,328
Wens Foodstuffs Group Company, Ltd., Class A	46,600	118,901
Wuliangye Yibin Company, Ltd., A Shares	27,000	451,645
WUS Printed Circuit Kunshan Company, Ltd., A Shares	5,400	53,868
WuXi AppTec Company, Ltd., H Shares (B)	33,880	473,401
WuXi Biologics Cayman, Inc. (A)(B)	254,500	1,185,366
XCMG Construction Machinery Company, Ltd., Class A	63,200	94,533
XPeng, Inc., Class A (A)	102,200	1,146,630
Yangtze Optical Fibre & Cable Joint Stock Company, Ltd., H Shares (B)	5,000	23,044
Yankuang Energy Group Company, Ltd., H Shares (C)	470,399	645,783
Yum China Holdings, Inc.	50,800	2,186,984
Yunnan Aluminium Company, Ltd., A Shares	6,900	22,300
Yunnan Baiyao Group Company, Ltd., A Shares	10,040	79,971
Yunnan Yuntianhua Company, Ltd., A Shares	6,000	24,258
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	2,900	72,620
Zhaojin Mining Industry Company, Ltd., H Shares	44,000	164,515
Zhejiang China Commodities City Group Company, Ltd., Class A	19,200	49,745
Zhejiang Huayou Cobalt Company, Ltd., A Shares	2,800	25,511
Zhejiang Juhua Company, Ltd., Class A	9,200	45,681
Zhejiang Leapmotor Technology Company, Ltd., H Shares (A)(B)	8,400	63,009
Zhejiang NHU Company, Ltd., A Shares	23,500	80,278
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	11,600	81,422
Zhongji Innolight Company, Ltd., Class A	4,560	303,220
Zhongjin Gold Corp., Ltd., Class A	8,500	26,492
Zijin Mining Group Company, Ltd., H Shares (C)	534,000	2,215,095
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (C)	109,800	105,955
ZTO Express Cayman, Inc.	24,150	443,091
Hong Kong - 0.8%		5,345,012
Alibaba Health Information Technology, Ltd. (A)	80,000	59,700
China Merchants Port Holdings Company, Ltd.	32,000	61,923
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
China Resources Beer Holdings Company, Ltd.	215,000	$735,828
China Resources Land, Ltd.	364,000	1,314,150
China Resources Power Holdings Company, Ltd.	270,000	645,454
China Taiping Insurance Holdings Company, Ltd.	34,200	77,797
Chow Tai Fook Jewellery Group, Ltd. (C)	55,200	108,096
Geely Automobile Holdings, Ltd.	693,000	1,640,617
Kunlun Energy Company, Ltd.	250,000	229,665
NetEase Cloud Music, Inc. (A)(B)	1,150	35,630
Orient Overseas International, Ltd.	18,000	311,495
Want Want China Holdings, Ltd.	193,000	124,657
India - 20.1%		129,958,894
360 ONE WAM, Ltd.	9,994	122,038
ABB India, Ltd.	3,190	187,725
Adani Energy Solutions, Ltd. (A)	20,085	221,731
Adani Enterprises, Ltd.	7,417	206,782
Adani Green Energy, Ltd. (A)	9,486	121,381
Adani Ports & Special Economic Zone, Ltd.	38,912	635,812
Adani Power, Ltd. (A)	238,062	423,582
Adani Total Gas, Ltd.	14,014	99,456
Aditya Birla Capital, Ltd. (A)	56,581	207,531
Alkem Laboratories, Ltd.	2,664	164,768
Ambuja Cements, Ltd.	50,919	324,542
APL Apollo Tubes, Ltd.	15,048	304,583
Apollo Hospitals Enterprise, Ltd.	9,226	797,819
Ashok Leyland, Ltd.	255,380	406,784
Asian Paints, Ltd.	39,195	1,107,397
Astral, Ltd.	10,440	170,246
AU Small Finance Bank, Ltd. (B)	30,624	302,199
Aurobindo Pharma, Ltd.	21,692	279,546
Avenue Supermarts, Ltd. (A)(B)	7,210	337,298
Axis Bank, Ltd.	179,589	2,493,009
Bajaj Auto, Ltd.	5,532	554,626
Bajaj Finance, Ltd.	162,254	1,910,026
Bajaj Finserv, Ltd.	22,399	527,354
Bajaj Holdings & Investment, Ltd.	3,538	490,817
Balkrishna Industries, Ltd.	7,623	196,261
Bank of Baroda	93,061	291,486
Bank of India	74,123	116,898
Berger Paints India, Ltd.	35,925	219,303
Bharat Dynamics, Ltd.	2,743	47,431
Bharat Electronics, Ltd.	297,094	1,426,379
Bharat Forge, Ltd.	20,801	309,445
Bharat Heavy Electricals, Ltd.	80,662	240,338
Bharat Petroleum Corp., Ltd.	286,450	1,149,398
Bharti Airtel, Ltd.	193,801	4,500,128
Biocon, Ltd.	29,021	121,875
Blue Star, Ltd.	4,209	91,628
Bosch, Ltd.	630	264,714
Britannia Industries, Ltd.	11,597	764,239
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	12

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Canara Bank	153,607	$236,524
CG Power & Industrial Solutions, Ltd.	51,050	423,168
Cholamandalam Investment and Finance Company, Ltd.	51,905	994,583
Cipla, Ltd.	75,909	1,283,945
Coal India, Ltd.	306,150	1,342,254
Cochin Shipyard, Ltd. (B)	2,264	45,698
Coforge, Ltd.	19,393	389,952
Colgate-Palmolive India, Ltd.	12,775	323,796
Container Corp. of India, Ltd.	29,262	180,293
Coromandel International, Ltd.	8,346	200,914
Cummins India, Ltd.	9,969	488,617
Dabur India, Ltd.	44,484	244,591
Dalmia Bharat, Ltd.	1,938	45,846
Divi’s Laboratories, Ltd.	9,258	703,961
Dixon Technologies India, Ltd.	2,429	423,899
DLF, Ltd.	32,952	281,278
Dr. Reddy’s Laboratories, Ltd.	97,974	1,322,194
Eicher Motors, Ltd.	10,634	840,214
Endurance Technologies, Ltd. (B)	731	23,355
Eternal, Ltd. (A)	236,681	847,848
Federal Bank, Ltd.	149,217	397,839
Fortis Healthcare, Ltd.	22,205	256,316
FSN E-Commerce Ventures, Ltd. (A)	73,295	205,152
GAIL India, Ltd.	343,709	705,451
GE Vernova T&D India, Ltd.	4,657	159,113
GlaxoSmithKline Pharmaceuticals, Ltd.	3,444	101,646
Glenmark Pharmaceuticals, Ltd.	8,755	186,587
GMR Airports, Ltd. (A)	186,979	197,634
Godfrey Phillips India, Ltd.	776	26,977
Godrej Consumer Products, Ltd.	28,687	361,903
Godrej Industries, Ltd. (A)	2,316	29,064
Godrej Properties, Ltd. (A)	6,534	168,253
Grasim Industries, Ltd.	30,493	996,152
Gujarat Fluorochemicals, Ltd.	926	39,065
Havells India, Ltd.	30,210	507,407
HCL Technologies, Ltd.	92,877	1,611,226
HDFC Asset Management Company, Ltd. (B)	8,599	520,757
HDFC Bank, Ltd.	677,415	7,539,064
HDFC Life Insurance Company, Ltd. (B)	49,565	408,150
Hero MotoCorp, Ltd.	17,711	1,107,296
Hexaware Technologies, Ltd.	2,855	22,109
Hindalco Industries, Ltd.	182,337	1,743,854
Hindustan Aeronautics, Ltd.	10,730	566,771
Hindustan Petroleum Corp., Ltd.	116,882	626,733
Hindustan Unilever, Ltd.	71,081	1,970,734
Hitachi Energy India, Ltd.	608	121,646
ICICI Bank, Ltd.	481,902	7,304,157
ICICI Lombard General Insurance Company, Ltd. (B)	18,067	407,453
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
ICICI Prudential Life Insurance Company, Ltd. (B)	22,200	$148,023
IDFC First Bank, Ltd.	225,462	207,502
Indian Bank	31,201	302,094
Indian Oil Corp., Ltd.	490,497	918,598
Indian Railway Catering & Tourism Corp., Ltd.	22,041	178,272
Indian Renewable Energy Development Agency, Ltd. (A)	30,492	52,259
Indus Towers, Ltd. (A)	188,260	772,052
IndusInd Bank, Ltd. (A)	42,042	376,275
Info Edge India, Ltd.	32,162	498,201
Infosys, Ltd.	245,226	4,093,672
InterGlobe Aviation, Ltd. (B)	10,297	654,848
ITC Hotels, Ltd. (A)	36,335	88,820
ITC, Ltd.	268,282	1,269,161
Jindal Stainless, Ltd.	46,498	394,942
Jindal Steel, Ltd.	46,120	555,074
Jio Financial Services, Ltd.	135,771	469,693
JK Cement, Ltd.	889	62,400
JSW Energy, Ltd.	34,881	207,448
JSW Steel, Ltd.	81,225	1,105,402
Jubilant Foodworks, Ltd.	25,909	175,118
Kalyan Jewellers India, Ltd.	18,084	103,976
Kaynes Technology India, Ltd. (A)	366	27,675
Kotak Mahindra Bank, Ltd.	65,459	1,552,574
L&T Finance, Ltd.	51,161	155,924
L&T Technology Services, Ltd. (B)	2,298	106,656
Larsen & Toubro, Ltd.	34,752	1,576,874
Laurus Labs, Ltd. (B)	5,017	53,973
Linde India, Ltd.	992	67,188
Lloyds Metals & Energy, Ltd.	6,726	98,665
Lodha Developers, Ltd. (B)	11,125	150,011
LTIMindtree, Ltd. (B)	7,895	505,159
Lupin, Ltd.	17,461	387,492
Mahindra & Mahindra Financial Services, Ltd.	25,769	91,643
Mahindra & Mahindra, Ltd.	69,685	2,740,104
Mankind Pharma, Ltd.	4,321	115,556
Marico, Ltd.	62,890	511,501
Maruti Suzuki India, Ltd.	7,341	1,335,949
Max Financial Services, Ltd. (A)	3,339	58,143
Max Healthcare Institute, Ltd.	37,101	480,212
Motilal Oswal Financial Services, Ltd.	12,950	142,379
Mphasis, Ltd.	9,445	293,656
MRF, Ltd.	282	501,887
Muthoot Finance, Ltd.	18,482	664,360
Nestle India, Ltd.	65,019	931,582
NHPC, Ltd.	218,248	208,657
Nippon Life India Asset Management, Ltd. (B)	7,705	75,947
NMDC, Ltd.	518,090	441,803
NTPC, Ltd.	424,275	1,608,036
Oberoi Realty, Ltd.	9,554	191,260
13	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Oil & Natural Gas Corp., Ltd.	343,770	$990,556
Oil India, Ltd.	50,987	248,958
One 97 Communications, Ltd. (A)	14,792	216,786
Oracle Financial Services Software, Ltd.	1,748	167,866
Page Industries, Ltd.	514	236,528
Patanjali Foods, Ltd.	11,456	77,760
PB Fintech, Ltd. (A)	15,764	317,140
Persistent Systems, Ltd.	9,077	605,432
Petronet LNG, Ltd.	134,384	425,687
PI Industries, Ltd.	5,549	223,688
Pidilite Industries, Ltd.	29,170	475,809
Polycab India, Ltd.	3,982	345,802
Power Finance Corp., Ltd.	181,399	823,508
Power Grid Corp. of India, Ltd.	625,713	2,031,054
Prestige Estates Projects, Ltd.	10,838	213,900
Procter & Gamble Hygiene & Health Care, Ltd.	1,089	163,746
Punjab National Bank	193,728	268,099
Rail Vikas Nigam, Ltd.	21,686	80,396
REC, Ltd.	143,097	604,732
Reliance Industries, Ltd.	450,246	7,542,034
Samvardhana Motherson International, Ltd.	587,626	697,966
SBI Cards & Payment Services, Ltd.	17,756	176,027
SBI Life Insurance Company, Ltd. (B)	34,417	759,513
Schaeffler India, Ltd.	3,500	158,892
Shree Cement, Ltd.	790	252,117
Shriram Finance, Ltd.	118,505	1,003,080
Siemens Energy India, Ltd. (A)	4,842	173,256
Siemens, Ltd.	4,350	152,152
Solar Industries India, Ltd.	2,086	326,983
SRF, Ltd.	10,725	354,462
State Bank of India	152,564	1,611,206
Steel Authority of India, Ltd.	138,722	213,245
Sun Pharmaceutical Industries, Ltd.	53,158	1,012,605
Sundaram Finance, Ltd.	4,620	236,800
Supreme Industries, Ltd.	4,634	198,632
Suzlon Energy, Ltd. (A)	765,214	511,601
Tata Communications, Ltd.	10,291	217,132
Tata Consultancy Services, Ltd.	70,638	2,434,936
Tata Consumer Products, Ltd.	47,348	620,310
Tata Motors Passengers Vehicles, Ltd.	168,287	777,442
Tata Motors, Ltd. (A)(D)	171,690	504,309
Tata Steel, Ltd.	624,574	1,286,842
Tech Mahindra, Ltd.	49,860	799,816
The Indian Hotels Company, Ltd.	43,360	363,893
The Phoenix Mills, Ltd.	8,052	153,301
The Tata Power Company, Ltd.	143,885	656,040
Thermax, Ltd.	1,170	42,393
Titan Company, Ltd.	30,669	1,293,179
Torrent Pharmaceuticals, Ltd.	9,958	397,911
Torrent Power, Ltd.	11,663	173,110
Trent, Ltd.	14,534	769,062
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Tube Investments of India, Ltd.	7,545	$256,851
TVS Motor Company, Ltd.	18,818	743,849
UltraTech Cement, Ltd.	5,592	751,133
Union Bank of India, Ltd.	123,279	206,031
United Breweries, Ltd.	5,331	107,928
United Spirits, Ltd.	26,590	428,304
UNO Minda, Ltd.	15,497	215,091
UPL, Ltd.	70,261	568,364
Varun Beverages, Ltd.	89,771	474,788
Vedanta, Ltd.	259,515	1,445,043
Vishal Mega Mart, Ltd. (A)	27,218	44,424
Vodafone Idea, Ltd. (A)	543,182	53,357
Voltas, Ltd.	8,074	125,542
Wipro, Ltd.	249,944	678,277
Yes Bank, Ltd. (A)	1,030,276	264,268
Zydus Lifesciences, Ltd.	39,215	431,240
Indonesia - 1.4%		8,913,658
Alamtri Resources Indonesia Tbk PT	1,765,000	200,062
Amman Mineral Internasional PT (A)	387,800	165,567
Aneka Tambang Tbk	196,100	36,555
Astra International Tbk PT	1,914,600	708,045
Bank Central Asia Tbk PT	3,454,100	1,770,668
Bank Mandiri Persero Tbk PT	3,757,400	1,066,442
Bank Negara Indonesia Persero Tbk PT	1,895,700	499,288
Bank Rakyat Indonesia Persero Tbk PT	3,978,350	952,125
Barito Pacific Tbk PT (A)	1,831,255	379,906
Bumi Resources Minerals Tbk PT (A)	1,217,100	67,332
Charoen Pokphand Indonesia Tbk PT	486,000	136,477
Dayamitra Telekomunikasi PT	1,310,200	44,120
Dian Swastatika Sentosa Tbk PT (A)	125,600	638,762
Indofood CBP Sukses Makmur Tbk PT	170,200	89,040
Indofood Sukses Makmur Tbk PT	533,900	237,574
Indosat Tbk PT	845,900	95,882
Kalbe Farma Tbk PT	1,333,100	102,207
Mayora Indah Tbk PT	273,900	35,082
Merdeka Copper Gold Tbk PT (A)	161,400	23,681
Sumber Alfaria Trijaya Tbk PT	1,482,100	179,135
Telkom Indonesia Persero Tbk PT	5,463,700	1,054,629
United Tractors Tbk PT	266,500	431,079
Ireland - 1.5%		9,511,572
PDD Holdings, Inc., ADR (A)	70,524	9,511,572
Luxembourg - 0.0%		138,105
Zabka Group SA (A)	23,758	138,105
Malaysia - 1.8%		11,322,559
AMMB Holdings BHD	155,200	211,232
Axiata Group BHD	445,395	266,939
CELCOMDIGI BHD	314,100	270,000
CIMB Group Holdings BHD	715,824	1,247,735
Gamuda BHD	197,263	237,394
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	14

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
Genting BHD	301,300	$243,170
Genting Malaysia BHD	415,100	230,942
Hong Leong Bank BHD	57,300	281,301
Hong Leong Financial Group BHD	36,500	147,290
IHH Healthcare BHD	153,900	303,170
IOI Corp. BHD	228,300	219,142
Kuala Lumpur Kepong BHD	47,176	230,924
Malayan Banking BHD	501,822	1,182,661
Maxis BHD	185,700	168,496
MISC BHD	121,600	226,185
Mr. DIY Group M BHD (B)	178,900	68,348
Nestle Malaysia BHD	5,100	137,607
Petronas Chemicals Group BHD	145,000	135,029
Petronas Dagangan BHD	47,000	254,527
Petronas Gas BHD	58,800	259,742
PPB Group BHD	77,400	205,883
Press Metal Aluminium Holdings BHD	321,000	485,179
Public Bank BHD	925,700	932,773
QL Resources BHD	116,300	115,245
RHB Bank BHD	167,916	271,440
SD Guthrie BHD	246,438	310,695
Sime Darby BHD	547,700	268,096
Sunway BHD	91,200	117,811
Telekom Malaysia BHD	153,270	267,161
Tenaga Nasional BHD	455,800	1,445,326
Westports Holdings BHD	138,821	170,709
YTL Corp. BHD	292,120	181,354
YTL Power International BHD	240,420	229,053
Mexico - 2.3%		14,736,696
America Movil SAB de CV, Series B	1,733,288	1,975,135
Arca Continental SAB de CV (C)	25,464	246,768
Cemex SAB de CV	1,733,788	1,760,751
Coca-Cola Femsa SAB de CV (C)	30,200	259,732
El Puerto de Liverpool SAB de CV, Series C1 (C)	17,471	85,248
Fomento Economico Mexicano SAB de CV (C)	122,448	1,155,274
Gruma SAB de CV, Class B	16,170	274,258
Grupo Aeroportuario del Pacifico SAB de CV, Series B (C)	37,253	774,840
Grupo Aeroportuario del Sureste SAB de CV, Series B	17,114	518,581
Grupo Bimbo SAB de CV, Series A (C)	154,100	532,952
Grupo Carso SAB de CV, Series A1 (C)	42,604	303,073
Grupo Comercial Chedraui SA de CV (C)	19,318	140,515
Grupo Financiero Banorte SAB de CV, Series O	194,504	1,828,609
Grupo Financiero Inbursa SAB de CV, Series O (C)	239,940	582,147
Grupo Mexico SAB de CV, Series B (C)	233,008	2,013,504
Industrias Penoles SAB de CV (A)	12,500	528,859
Kimberly-Clark de Mexico SAB de CV, Class A (C)	124,500	241,665
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	3,740	$48,386
Wal-Mart de Mexico SAB de CV (C)	442,340	1,466,399
Netherlands - 0.1%		425,441
NEPI Rockcastle NV (A)	52,521	425,441
Philippines - 0.6%		3,762,307
Aboitiz Equity Ventures, Inc.	308,680	149,488
Aboitiz Power Corp.	105,800	74,159
Ayala Corp.	22,230	176,782
Ayala Land, Inc.	520,400	175,972
Bank of the Philippine Islands	261,071	467,577
BDO Unibank, Inc.	242,224	549,480
Globe Telecom, Inc.	4,109	103,126
International Container Terminal Services, Inc.	74,290	669,052
Jollibee Foods Corp.	45,920	169,011
Manila Electric Company	25,570	254,179
Metropolitan Bank & Trust Company	230,292	270,011
PLDT, Inc.	10,940	208,204
SM Investments Corp.	21,625	267,878
SM Prime Holdings, Inc.	597,400	227,388
Poland - 1.3%		8,367,510
Alior Bank SA	6,062	168,964
Allegro.eu SA (A)(B)	26,728	249,896
Asseco Poland SA	499	29,047
Bank Handlowy w Warszawie SA	3,146	88,668
Bank Millennium SA (A)	4,362	18,252
Bank Polska Kasa Opieki SA	24,760	1,271,215
Budimex SA	684	108,736
CD Projekt SA	3,176	218,447
Dino Polska SA (A)(B)	41,539	496,104
ING Bank Slaski SA	1,934	165,360
KGHM Polska Miedz SA (A)	13,140	690,295
LPP SA	115	558,794
mBank SA (A)	807	214,588
ORLEN SA	50,236	1,362,226
PGE Polska Grupa Energetyczna SA (A)	99,099	300,788
Powszechna Kasa Oszczednosci Bank Polski SA	55,858	1,145,922
Powszechny Zaklad Ubezpieczen SA	50,517	808,546
Santander Bank Polska SA	3,142	414,846
Tauron Polska Energia SA (A)	20,965	56,816
Russia - 0.0%		0
Gazprom PJSC, ADR (A)(D)	4,562	0
LUKOIL PJSC, ADR (A)(D)	472	0
MMC Norilsk Nickel PJSC, ADR (A)(D)	780	0
Novatek PJSC, GDR (A)(D)	50	0
Sberbank of Russia PJSC, ADR (A)(D)	263,203	0
Saudi Arabia - 3.2%		20,818,882
ACWA Power Company (A)	6,296	405,782
15	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Saudi Arabia (continued)
Ades Holding Company	14,328	$64,569
Al Rajhi Bank	126,993	3,579,366
Al Rajhi Company for Co-operative Insurance (A)	3,342	105,068
Aldrees Petroleum and Transport Services Company	1,998	81,675
Alinma Bank	121,939	842,158
Almarai Company JSC	47,037	621,867
Arabian Internet & Communications Services Company	2,186	146,777
Astra Industrial Group Company	2,110	83,834
Bank AlBilad	53,837	425,798
Bank Al-Jazira (A)	59,192	199,351
Banque Saudi Fransi	114,273	543,308
Bupa Arabia for Cooperative Insurance Company	2,377	103,950
Dallah Healthcare Company	1,411	57,943
Dar Al Arkan Real Estate Development Company (A)	41,816	191,900
Dr Sulaiman Al Habib Medical Services Group Company	7,979	579,146
Elm Company	2,234	563,839
Etihad Etisalat Company	65,174	1,177,430
Jarir Marketing Company	57,504	217,740
Mouwasat Medical Services Company	8,382	171,768
Nahdi Medical Company	3,658	113,150
Riyad Bank	124,521	902,492
Riyadh Cables Group Company	3,279	123,898
SABIC Agri-Nutrients Company	18,251	596,662
Sahara International Petrochemical Company	49,830	251,133
SAL Saudi Logistics Services	1,577	73,927
Saudi Arabian Mining Company (A)	65,160	1,116,363
Saudi Aramco Base Oil Company	3,510	90,274
Saudi Awwal Bank	33,290	287,259
Saudi Basic Industries Corp.	57,891	942,428
Saudi Electricity Company	113,632	485,719
Saudi Industrial Investment Group (A)	21,713	94,375
Saudi Research & Media Group (A)	2,855	130,792
Saudi Tadawul Group Holding Company	2,197	116,583
Saudi Telecom Company	192,545	2,319,689
The Company for Cooperative Insurance	6,204	225,320
The Saudi Investment Bank	52,910	193,996
The Saudi National Bank	215,854	2,295,444
Yanbu National Petrochemical Company	32,187	296,109
Singapore - 0.5%		3,506,925
Trip.com Group, Ltd.	50,150	3,506,925
South Africa - 3.6%		23,197,707
Absa Group, Ltd.	77,524	866,999
Bid Corp., Ltd.	31,498	779,413
Capitec Bank Holdings, Ltd.	8,156	1,803,458
Clicks Group, Ltd.	25,383	534,592
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Discovery, Ltd.	44,463	$558,696
FirstRand, Ltd. (C)	463,541	2,199,162
Gold Fields, Ltd.	70,156	2,744,392
Harmony Gold Mining Company, Ltd.	39,747	667,782
Impala Platinum Holdings, Ltd.	97,269	1,046,066
Investec, Ltd.	19,363	145,688
Kumba Iron Ore, Ltd. (C)	5,988	119,276
MTN Group, Ltd.	160,007	1,596,424
Naspers, Ltd.	51,463	3,622,467
Nedbank Group, Ltd.	60,666	826,591
Northam Platinum Holdings, Ltd.	4,662	77,989
OUTsurance Group, Ltd.	64,765	272,773
Pepkor Holdings, Ltd. (B)	189,261	288,273
Sanlam, Ltd.	133,212	699,166
Sasol, Ltd. (A)	58,147	361,312
Shoprite Holdings, Ltd.	46,385	776,228
Sibanye Stillwater, Ltd. (A)	37,069	99,086
Standard Bank Group, Ltd.	135,672	1,992,596
The Bidvest Group, Ltd.	30,921	401,362
Valterra Platinum, Ltd.	4,616	286,028
Vodacom Group, Ltd.	53,454	431,888
South Korea - 14.7%		95,037,605
Alteogen, Inc. (A)	1,977	677,848
AMOREPACIFIC Corp.	1,897	160,974
APR Corp. (A)	329	58,884
Celltrion, Inc.	7,719	951,364
Coway Company, Ltd.	6,713	420,284
DB Insurance Company, Ltd.	6,105	543,333
Doosan Bobcat, Inc. (A)	5,711	241,708
Doosan Enerbility Company, Ltd. (A)	22,011	1,370,329
Doosen Company, Ltd.	104	69,273
Ecopro BM Company, Ltd. (A)	3,640	408,773
Ecopro Company, Ltd.	6,280	387,886
GS Holdings Corp.	9,562	321,809
Hana Financial Group, Inc.	35,675	2,140,876
Hanjin Kal Corp.	1,180	86,714
Hankook Tire & Technology Company, Ltd.	11,629	378,315
Hanmi Semiconductor Company, Ltd.	2,413	243,375
Hanwha Aerospace Company, Ltd.	2,055	1,412,069
Hanwha Corp.	1,001	67,167
Hanwha Ocean Company, Ltd. (A)	4,437	428,518
Hanwha Systems Company, Ltd.	2,172	91,316
HD Hyundai Company, Ltd.	3,476	500,144
HD Hyundai Electric Company, Ltd.	1,672	1,020,979
HD Hyundai Heavy Industries Company, Ltd.	967	407,229
HD Hyundai Mipo Company, Ltd.	331	56,106
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	3,184	1,059,285
HLB, Inc. (A)	5,670	193,411
HMM Company, Ltd.	27,513	396,836
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	16

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
HYBE Company, Ltd. (A)	1,063	$254,419
Hyosung Heavy Industries Corp.	119	178,323
Hyundai Autoever Corp.	232	33,137
Hyundai Engineering & Construction Company, Ltd.	9,848	485,920
Hyundai Glovis Company, Ltd.	6,007	796,014
Hyundai Mobis Company, Ltd.	5,386	1,194,579
Hyundai Motor Company	11,912	2,424,622
Hyundai Rotem Company, Ltd.	4,577	740,480
Hyundai Steel Company	8,770	203,130
Industrial Bank of Korea	35,621	483,281
Kakao Corp.	16,780	766,716
KakaoBank Corp.	15,480	251,526
Kakaopay Corp. (A)	494	18,134
Kangwon Land, Inc.	7,815	92,590
KB Financial Group, Inc.	29,066	2,378,730
Kia Corp.	28,521	2,400,188
KIWOOM Securities Company, Ltd.	595	124,032
Korea Aerospace Industries, Ltd.	5,162	374,628
Korea Electric Power Corp.	39,174	1,169,927
Korea Investment Holdings Company, Ltd.	5,543	709,239
Korea Zinc Company, Ltd.	734	532,179
Korean Air Lines Company, Ltd.	26,347	409,606
Krafton, Inc. (A)	2,400	464,924
KT&G Corp.	7,260	683,834
LG Chem, Ltd.	2,559	713,952
LG Corp.	12,560	707,891
LG Display Company, Ltd. (A)	43,988	453,851
LG Electronics, Inc.	17,810	1,095,038
LG Energy Solution, Ltd. (A)	1,614	535,829
LG H&H Company, Ltd.	699	139,579
LG Innotek Company, Ltd.	1,440	243,580
LG Uplus Corp.	49,777	532,445
LIG Nex1 Company, Ltd.	592	215,650
LigaChem Biosciences, Inc. (A)	340	34,937
LS Corp.	249	36,526
LS Electric Company, Ltd.	940	286,998
Macquarie Korea Infrastructure Fund	26,669	205,715
Meritz Financial Group, Inc.	7,569	587,032
Mirae Asset Securities Company, Ltd.	33,801	623,945
NAVER Corp.	6,996	1,313,515
NCSoft Corp.	1,195	184,943
Netmarble Corp. (B)	2,303	87,449
NH Investment & Securities Company, Ltd.	6,820	97,411
Orion Corp.	2,280	158,908
Peptron, Inc. (A)	305	57,907
PharmaResearch Company, Ltd.	169	64,172
POSCO Future M Company, Ltd. (A)	2,155	327,466
POSCO Holdings, Inc.	5,906	1,287,112
Posco International Corp.	3,837	148,121
Rainbow Robotics (A)	242	74,141
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Samsung Biologics Company, Ltd. (A)(B)	907	$777,292
Samsung C&T Corp.	6,222	986,961
Samsung Card Company, Ltd.	3,312	115,185
Samsung E&A Company, Ltd.	4,181	76,152
Samsung Electro-Mechanics Company, Ltd.	4,070	699,877
Samsung Electronics Company, Ltd.	375,388	28,323,703
Samsung Fire & Marine Insurance Company, Ltd.	2,442	756,724
Samsung Heavy Industries Company, Ltd. (A)	55,451	1,150,080
Samsung Life Insurance Company, Ltd.	9,839	1,065,561
Samsung SDI Company, Ltd.	3,153	712,592
Samsung SDS Company, Ltd.	2,878	369,661
Samsung Securities Company, Ltd.	1,552	84,204
Samyang Foods Company, Ltd.	227	214,772
Shinhan Financial Group Company, Ltd.	41,139	2,116,504
SK Biopharmaceuticals Company, Ltd. (A)	1,782	144,461
SK Hynix, Inc.	30,817	12,091,036
SK Innovation Company, Ltd.	4,905	443,765
SK Telecom Company, Ltd.	14,837	544,639
SK, Inc.	3,700	645,341
S-Oil Corp. (A)	5,717	288,107
Woori Financial Group, Inc.	95,834	1,708,499
Yuhan Corp.	2,939	243,413
Taiwan - 17.8%		114,953,325
Accton Technology Corp.	41,000	1,440,422
Advantech Company, Ltd.	45,981	468,919
Airtac International Group	13,743	407,270
Alchip Technologies, Ltd.	6,000	682,151
ASE Technology Holding Company, Ltd.	320,000	2,576,364
Asia Cement Corp.	310,000	366,058
Asia Vital Components Company, Ltd.	27,000	1,251,586
ASMedia Technology, Inc.	3,000	141,017
ASPEED Technology, Inc.	3,000	533,815
Asustek Computer, Inc.	93,000	2,108,617
Bizlink Holding, Inc.	5,000	226,896
Caliway Biopharmaceuticals Company, Ltd. (A)	33,000	161,559
Catcher Technology Company, Ltd.	93,000	600,517
Cathay Financial Holding Company, Ltd.	815,513	1,697,825
Chailease Holding Company, Ltd.	154,510	517,697
Chang Hwa Commercial Bank, Ltd.	960,293	618,516
Cheng Shin Rubber Industry Company, Ltd.	252,000	261,501
China Airlines, Ltd.	383,000	249,179
China Steel Corp.	1,149,000	695,208
Chroma ATE, Inc.	32,000	852,542
Chunghwa Telecom Company, Ltd.	309,000	1,316,776
Compal Electronics, Inc.	533,000	573,034
CTBC Financial Holding Company, Ltd.	1,727,000	2,351,093
Delta Electronics, Inc.	97,000	3,139,618
E Ink Holdings, Inc.	73,000	503,432
E.Sun Financial Holding Company, Ltd.	1,477,939	1,430,295
17	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Elite Material Company, Ltd.	25,000	$1,106,015
eMemory Technology, Inc.	6,266	405,626
Eva Airways Corp.	358,000	421,574
Evergreen Marine Corp. Taiwan, Ltd.	134,000	843,466
Far Eastern New Century Corp.	478,000	412,056
Far EasTone Telecommunications Company, Ltd.	191,000	574,721
Feng TAY Enterprise Company, Ltd.	86,601	343,688
First Financial Holding Company, Ltd.	1,543,178	1,433,191
Formosa Chemicals & Fibre Corp.	391,000	371,400
Formosa Petrochemical Corp.	166,000	241,378
Formosa Plastics Corp.	406,000	503,191
Fortune Electric Company, Ltd.	16,080	374,002
Fubon Financial Holding Company, Ltd.	747,600	2,217,921
Gigabyte Technology Company, Ltd.	42,000	383,234
Global Unichip Corp.	7,000	348,395
Globalwafers Company, Ltd.	34,000	561,856
Gold Circuit Electronics, Ltd.	21,000	317,996
Hon Hai Precision Industry Company, Ltd.	803,800	6,732,979
Hotai Motor Company, Ltd.	32,820	604,278
Hua Nan Financial Holdings Company, Ltd.	1,401,637	1,331,375
International Games System Company, Ltd.	20,000	468,430
Inventec Corp.	390,000	582,317
Jentech Precision Industrial Company, Ltd.	4,000	277,154
KGI Financial Holding Company, Ltd.	2,362,771	1,222,083
King Slide Works Company, Ltd.	3,000	401,093
King Yuan Electronics Company, Ltd.	99,000	698,839
Largan Precision Company, Ltd.	10,000	720,536
Lite-On Technology Corp.	284,000	1,658,307
Lotes Company, Ltd.	8,000	359,130
MediaTek, Inc.	111,537	4,753,049
Mega Financial Holding Company, Ltd.	1,039,288	1,365,838
Nan Ya Plastics Corp.	545,000	735,744
Nanya Technology Corp. (A)	159,000	685,323
Nien Made Enterprise Company, Ltd.	16,000	192,577
Novatek Microelectronics Corp.	87,850	1,123,095
Pegatron Corp.	274,000	661,358
PharmaEssentia Corp.	15,876	257,189
President Chain Store Corp.	86,000	667,220
Quanta Computer, Inc.	191,000	1,867,067
Realtek Semiconductor Corp.	46,000	770,632
SinoPac Financial Holdings Company, Ltd.	1,721,524	1,436,423
Taishin Financial Holding Company, Ltd.	3,202,922	1,948,363
Taiwan Business Bank	629,745	314,453
Taiwan Cooperative Financial Holding Company, Ltd.	1,043,691	806,339
Taiwan High Speed Rail Corp.	294,000	261,569
Taiwan Mobile Company, Ltd.	230,000	819,264
Taiwan Semiconductor Manufacturing Company, Ltd.	633,000	30,887,090
TCC Group Holdings Company, Ltd.	748,117	537,828
Teco Electric & Machinery Company, Ltd.	99,000	375,183
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
The Shanghai Commercial & Savings Bank, Ltd.	426,265	$549,107
Tripod Technology Corp.	36,000	399,922
Unimicron Technology Corp.	172,000	914,804
Uni-President Enterprises Corp.	405,000	1,036,840
United Integrated Services Company, Ltd.	5,000	140,204
United Microelectronics Corp.	1,017,000	1,535,044
Vanguard International Semiconductor Corp.	136,643	429,829
Wan Hai Lines, Ltd.	115,950	309,668
Wistron Corp.	250,000	1,223,935
Wiwynn Corp.	16,064	2,280,972
WT Microelectronics Company, Ltd.	34,000	158,160
Yageo Corp.	204,884	1,659,546
Yang Ming Marine Transport Corp.	225,000	420,855
Yuanta Financial Holding Company, Ltd.	1,674,619	1,879,391
Zhen Ding Technology Holding, Ltd.	87,000	461,306
Thailand - 1.5%		9,556,143
Advanced Info Service PCL, NVDR	95,400	891,010
Airports of Thailand PCL, NVDR	236,800	302,088
Bangkok Bank PCL, NVDR	55,100	270,090
Bangkok Dusit Medical Services PCL, NVDR	393,400	229,945
Bangkok Expressway & Metro PCL, NVDR	660,100	105,134
Bumrungrad Hospital PCL, NVDR	36,400	193,623
Central Pattana PCL, NVDR	132,800	220,752
Central Retail Corp. PCL, NVDR	390,400	247,509
Charoen Pokphand Foods PCL, NVDR	448,000	292,340
CP ALL PCL, NVDR	217,500	309,417
Delta Electronics Thailand PCL, NVDR	299,500	2,009,943
Global Power Synergy PCL, NVDR	79,786	102,400
Gulf Development PCL, NVDR (A)	365,522	500,212
Home Product Center PCL, NVDR	374,400	75,841
Indorama Ventures PCL, NVDR	230,100	135,918
Kasikornbank PCL, NVDR	49,100	283,196
Krung Thai Bank PCL, NVDR	308,400	259,901
Minor International PCL, NVDR	383,729	272,948
Muangthai Capital PCL, NVDR	70,600	88,427
PTT Exploration & Production PCL, NVDR	214,400	709,473
PTT Global Chemical PCL, NVDR	26,900	21,006
PTT Oil & Retail Business PCL, NVDR	238,600	108,471
PTT PCL, NVDR	756,800	719,703
SCB X PCL, NVDR	74,900	303,445
Thai Beverage PCL	802,700	296,051
The Siam Cement PCL, NVDR	24,300	153,308
TMBThanachart Bank PCL, NVDR	2,378,485	136,082
True Corp. PCL, NVDR (A)	909,700	317,910
Turkey - 0.5%		3,467,503
Akbank TAS	269,665	389,929
Aselsan Elektronik Sanayi Ve Ticaret AS	51,848	251,054
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	9,558	22,322
BIM Birlesik Magazalar AS	23,338	299,164
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	18

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Turkey (continued)
Coca-Cola Icecek AS	37,198	$45,472
Enka Insaat ve Sanayi AS	136,721	252,647
Eregli Demir ve Celik Fabrikalari TAS	203,962	133,298
Ford Otomotiv Sanayi AS	35,122	82,902
KOC Holding AS	114,247	466,251
Oyak Cimento Fabrikalari AS	36,801	18,607
Pegasus Hava Tasimaciligi AS (A)	11,589	57,879
Tofas Turk Otomobil Fabrikasi AS	2,904	18,250
Turk Hava Yollari AO	48,282	334,720
Turkcell Iletisim Hizmetleri AS	103,116	244,500
Turkiye Is Bankasi AS, Class C	810,769	243,919
Turkiye Petrol Rafinerileri AS	74,361	349,454
Turkiye Sise ve Cam Fabrikalari AS	51,915	45,411
Yapi ve Kredi Bankasi AS (A)	264,956	211,724
United Kingdom - 0.2%		1,093,124
Anglogold Ashanti PLC	15,775	1,093,124
United States - 0.2%		1,063,804

BeOne Medicines, Ltd., H Shares (A)	44,500	1,063,804

PREFERRED SECURITIES - 1.3%		$8,402,529
(Cost $8,043,400)
Brazil - 1.2%		7,905,532
Banco Bradesco SA	398,747	1,344,669
Centrais Eletricas Brasileiras SA, B Shares	25,860	285,196
Cia Energetica de Minas Gerais	274,426	577,884
Cia Paranaense de Energia, B Shares	126,500	326,988
Gerdau SA	176,196	619,695
Itau Unibanco Holding SA	254,665	1,865,127
Petroleo Brasileiro SA	522,400	2,885,973
Chile - 0.1%		488,482
Sociedad Quimica y Minera de Chile SA, B Shares	10,133	488,482
India - 0.0%		8,515

TVS Motor Company, Ltd., 6.000% (D)	75,592	8,515

SHORT-TERM INVESTMENTS - 0.2%		$1,111,478
(Cost $1,111,462)
Short-term funds - 0.2%		1,111,478
John Hancock Collateral Trust, 3.9239% (E)(F)	31,824	318,363
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0278% (E)	793,115	793,115
Total investments (Multifactor Emerging Markets ETF) (Cost $437,097,753) - 100.9%		$650,853,451
Other assets and liabilities, net - (0.9%)		(5,800,940)
Total net assets - 100.0%		$645,052,511

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 10-31-25.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 10-31-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of total investments on 10-31-25:
Financials	23.4%
Information technology	22.1%
Consumer discretionary	14.1%
Communication services	9.2%
Materials	7.7%
Industrials	7.3%
Energy	4.9%
Consumer staples	4.7%
Health care	2.9%
Utilities	2.8%
Real estate	0.7%
Short-term investments	0.2%
TOTAL	100.0%
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	4	Long	Dec 2025	$1,352,360	$1,374,800	$22,440
						$22,440
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
19	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF

As of 10-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$1,030,399,531
(Cost $711,413,952)
Communication services – 8.1%		83,617,984
Diversified telecommunication services – 0.6%
AST SpaceMobile, Inc. (A)	1,081	86,750
AT&T, Inc.	106,686	2,640,479
Frontier Communications Parent, Inc. (A)	3,798	143,412
GCI Liberty, Inc. (A)(B)	3,760	0
Verizon Communications, Inc.	76,710	3,048,455
Entertainment – 1.3%
Electronic Arts, Inc.	8,796	1,759,728
Live Nation Entertainment, Inc. (A)(C)	4,776	714,155
Netflix, Inc. (A)	4,168	4,663,408
Roblox Corp., Class A (A)	4,994	567,918
Roku, Inc. (A)	3,426	363,601
Take-Two Interactive Software, Inc. (A)	5,021	1,287,234
The Walt Disney Company	21,620	2,434,844
TKO Group Holdings, Inc.	1,236	232,862
Warner Brothers Discovery, Inc. (A)	69,425	1,558,591
Warner Music Group Corp., Class A	4,281	136,821
Interactive media and services – 5.4%
Alphabet, Inc., Class A	100,082	28,142,058
Alphabet, Inc., Class C	27,486	7,746,105
Match Group, Inc.	6,581	212,830
Meta Platforms, Inc., Class A	28,916	18,747,689
Pinterest, Inc., Class A (A)	14,207	470,252
Reddit, Inc., Class A (A)	970	202,682
Snap, Inc., Class A (A)	19,195	149,721
Media – 0.6%
Charter Communications, Inc., Class A (A)(C)	1,959	458,093
Comcast Corp., Class A	64,464	1,794,355
EchoStar Corp., Class A (A)(C)	2,022	151,387
Fox Corp., Class A	11,403	737,204
Fox Corp., Class B	4,284	250,228
Liberty Broadband Corp., Series A (A)	480	25,675
Liberty Broadband Corp., Series C (A)	6,182	332,715
News Corp., Class A	13,221	350,357
News Corp., Class B (C)	3,744	114,080
Omnicom Group, Inc.	10,756	806,915
Paramount Skydance Corp., Class B	13,320	204,995
Sirius XM Holdings, Inc. (C)	2,647	57,413
The Interpublic Group of Companies, Inc.	19,518	500,832
The New York Times Company, Class A	3,006	171,312
The Trade Desk, Inc., Class A (A)	9,171	461,118
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	9,006	1,891,710
Consumer discretionary – 10.3%		106,090,725
Automobile components – 0.1%
Aptiv PLC (A)	8,411	682,132
Autoliv, Inc.	3,731	435,781
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Automobile components (continued)
BorgWarner, Inc.	2,611	$112,169
Mobileye Global, Inc., Class A (A)	2,031	26,708
Automobiles – 1.3%
Ford Motor Company	100,001	1,313,013
General Motors Company	31,539	2,179,030
Rivian Automotive, Inc., Class A (A)(C)	16,335	221,666
Tesla, Inc. (A)	20,614	9,411,528
Broadline retail – 3.3%
Amazon.com, Inc. (A)	127,644	31,173,218
Coupang, Inc. (A)	19,060	609,348
Dillard’s, Inc., Class A (C)	56	33,604
eBay, Inc.	24,708	2,009,007
Distributors – 0.2%
Genuine Parts Company	6,949	884,677
LKQ Corp.	10,280	328,549
Pool Corp.	1,304	348,246
Diversified consumer services – 0.1%
Duolingo, Inc. (A)	520	140,733
Service Corp. International	7,787	650,292
Hotels, restaurants and leisure – 2.0%
Airbnb, Inc., Class A (A)	2,909	368,105
Aramark	10,552	399,710
Booking Holdings, Inc.	438	2,224,050
Carnival Corp. (A)	37,809	1,090,033
Cava Group, Inc. (A)(C)	525	28,208
Chipotle Mexican Grill, Inc. (A)	30,355	961,950
Darden Restaurants, Inc.	5,958	1,073,334
Domino’s Pizza, Inc.	1,157	461,018
DoorDash, Inc., Class A (A)	4,463	1,135,253
DraftKings, Inc., Class A (A)	8,430	257,874
Dutch Bros, Inc., Class A (A)	1,160	64,426
Expedia Group, Inc.	5,135	1,129,700
Flutter Entertainment PLC (A)	1,933	449,596
Hilton Worldwide Holdings, Inc.	4,729	1,215,164
Hyatt Hotels Corp., Class A (C)	1,464	201,168
Las Vegas Sands Corp.	8,316	493,555
Marriott International, Inc., Class A	4,499	1,172,349
McDonald’s Corp.	9,210	2,748,540
MGM Resorts International (A)	3,435	110,023
Norwegian Cruise Line Holdings, Ltd. (A)	11,290	253,122
Planet Fitness, Inc., Class A (A)	654	59,311
Royal Caribbean Cruises, Ltd.	6,922	1,985,437
Starbucks Corp.	15,044	1,216,608
Texas Roadhouse, Inc.	2,291	374,762
Viking Holdings, Ltd. (A)	1,745	106,183
Wynn Resorts, Ltd.	2,983	354,947
Yum! Brands, Inc.	7,628	1,054,266
Household durables – 0.7%
D.R. Horton, Inc.	9,650	1,438,622
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	20

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Garmin, Ltd.	5,979	$1,279,147
Lennar Corp., A Shares	6,031	746,457
Lennar Corp., B Shares (C)	386	45,567
NVR, Inc. (A)	184	1,326,791
PulteGroup, Inc.	10,682	1,280,451
SharkNinja, Inc. (A)	1,507	128,849
Somnigroup International, Inc.	5,591	443,590
Toll Brothers, Inc.	2,485	335,351
TopBuild Corp. (A)	906	382,767
Leisure products – 0.0%
Hasbro, Inc.	6,527	498,075
Specialty retail – 2.2%
AutoZone, Inc. (A)	335	1,230,934
Best Buy Company, Inc.	13,515	1,110,122
Burlington Stores, Inc. (A)	2,327	636,644
CarMax, Inc. (A)	7,232	303,093
Carvana Company (A)	2,246	688,489
Chewy, Inc., Class A (A)	3,240	109,253
Dick’s Sporting Goods, Inc.	3,210	710,855
Floor & Decor Holdings, Inc., Class A (A)	3,517	219,742
GameStop Corp., Class A (A)	7,721	172,101
Lithia Motors, Inc.	1,066	334,809
Lowe’s Companies, Inc.	7,612	1,812,646
O’Reilly Automotive, Inc. (A)	17,277	1,631,640
Penske Automotive Group, Inc.	647	103,565
Ross Stores, Inc.	11,904	1,891,784
The Gap, Inc.	4,944	112,970
The Home Depot, Inc.	11,913	4,522,056
The TJX Companies, Inc.	18,990	2,661,259
Tractor Supply Company	28,326	1,532,720
Ulta Beauty, Inc. (A)	2,555	1,328,293
Wayfair, Inc., Class A (A)	548	56,723
Williams-Sonoma, Inc.	7,175	1,394,390
Textiles, apparel and luxury goods – 0.4%
Amer Sports, Inc. (A)	2,124	66,333
Birkenstock Holding PLC (A)	1,071	42,744
Deckers Outdoor Corp. (A)	6,741	549,392
Levi Strauss & Company, Class A	1,050	21,294
Lululemon Athletica, Inc. (A)	3,364	573,697
NIKE, Inc., Class B	17,860	1,153,577
Ralph Lauren Corp.	1,523	486,842
Tapestry, Inc.	10,733	1,178,698
Consumer staples – 4.9%		50,596,672
Beverages – 0.9%
Brown-Forman Corp., Class A (C)	2,055	55,732
Brown-Forman Corp., Class B	7,802	212,448
Celsius Holdings, Inc. (A)	1,153	69,445
Coca-Cola Consolidated, Inc.	1,691	220,473
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Beverages (continued)
Constellation Brands, Inc., Class A	4,670	$613,545
Keurig Dr. Pepper, Inc.	18,649	506,507
Molson Coors Beverage Company, Class B	6,715	293,580
Monster Beverage Corp. (A)	15,060	1,006,460
PepsiCo, Inc.	18,908	2,762,270
Primo Brands Corp.	3,207	70,458
The Coca-Cola Company	50,703	3,493,437
Consumer staples distribution and retail – 2.0%
Albertsons Companies, Inc., Class A	14,892	263,439
BJ’s Wholesale Club Holdings, Inc. (A)	5,395	476,163
Casey’s General Stores, Inc.	1,168	599,406
Costco Wholesale Corp.	4,958	4,518,969
Dollar General Corp.	7,164	706,800
Dollar Tree, Inc. (A)	9,338	925,583
Maplebear, Inc. (A)	3,629	133,765
Performance Food Group Company (A)	4,927	476,638
Sprouts Farmers Market, Inc. (A)	2,060	162,658
Sysco Corp.	16,495	1,225,249
Target Corp.	11,542	1,070,174
The Kroger Company	40,569	2,581,405
U.S. Foods Holding Corp. (A)	8,685	630,705
Walmart, Inc.	68,497	6,930,526
Food products – 0.7%
Archer-Daniels-Midland Company	14,724	891,244
Bunge Global SA	5,980	565,708
Conagra Brands, Inc.	17,774	305,535
General Mills, Inc.	18,689	871,094
Hormel Foods Corp.	9,479	204,652
Ingredion, Inc.	1,236	142,647
McCormick & Company, Inc.	9,696	622,095
Mondelez International, Inc., Class A	22,559	1,296,240
Pilgrim’s Pride Corp.	1,205	45,911
The Campbell’s Company	8,748	263,577
The Hershey Company	4,947	839,160
The J.M. Smucker Company	3,925	406,434
The Kraft Heinz Company	19,225	475,434
Tyson Foods, Inc., Class A	10,090	518,727
Household products – 0.8%
Church & Dwight Company, Inc.	8,639	757,554
Colgate-Palmolive Company	13,751	1,059,515
Kimberly-Clark Corp.	9,037	1,081,819
The Clorox Company	4,957	557,464
The Procter & Gamble Company	33,948	5,104,761
Personal care products – 0.1%
Kenvue, Inc.	42,690	613,455
The Estee Lauder Companies, Inc., Class A	3,692	356,979
Tobacco – 0.4%
Altria Group, Inc.	22,942	1,293,470
Philip Morris International, Inc.	16,056	2,317,362
21	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy – 3.3%		$34,342,363
Energy equipment and services – 0.3%
Baker Hughes Company	27,905	1,350,881
Halliburton Company	24,885	667,913
SLB, Ltd.	16,509	595,315
TechnipFMC PLC	9,766	403,824
Oil, gas and consumable fuels – 3.0%
Antero Midstream Corp.	4,296	74,106
Antero Resources Corp. (A)	6,860	212,043
APA Corp.	11,290	255,719
Cheniere Energy, Inc.	7,019	1,488,028
Chevron Corp.	23,063	3,637,496
ConocoPhillips	24,982	2,219,901
Coterra Energy, Inc.	33,117	783,548
Devon Energy Corp.	20,791	675,500
Diamondback Energy, Inc.	7,831	1,121,321
DT Midstream, Inc.	1,122	122,848
EOG Resources, Inc.	14,427	1,526,954
EQT Corp.	15,222	815,595
Expand Energy Corp.	5,533	571,614
Exxon Mobil Corp.	57,740	6,603,146
HF Sinclair Corp.	1,566	80,806
Kinder Morgan, Inc.	33,649	881,267
Marathon Petroleum Corp.	7,100	1,383,861
Occidental Petroleum Corp.	24,997	1,029,876
ONEOK, Inc.	11,124	745,308
Ovintiv, Inc.	10,074	377,876
Permian Resources Corp.	13,166	165,365
Phillips 66	9,038	1,230,433
Range Resources Corp.	4,397	156,313
Targa Resources Corp.	6,927	1,067,035
Texas Pacific Land Corp.	568	535,840
The Williams Companies, Inc.	24,413	1,412,780
Valero Energy Corp.	12,679	2,149,851
Financials – 14.9%		153,870,354
Banks – 3.9%
Bank of America Corp.	94,927	5,073,848
Citigroup, Inc.	31,793	3,218,405
Citizens Financial Group, Inc.	18,541	943,181
Comerica, Inc.	2,347	179,546
Commerce Bancshares, Inc.	1,633	85,945
Cullen/Frost Bankers, Inc.	414	50,980
East West Bancorp, Inc.	5,954	604,926
Fifth Third Bancorp	32,871	1,368,091
First Citizens BancShares, Inc., Class A	461	841,242
First Horizon Corp.	18,335	391,636
Huntington Bancshares, Inc.	57,738	891,475
JPMorgan Chase & Co.	40,053	12,461,289
KeyCorp	42,614	749,580
M&T Bank Corp.	6,480	1,191,478
Old National Bancorp (C)	3,352	68,481
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Pinnacle Financial Partners, Inc.	594	$50,615
Popular, Inc.	778	86,724
Regions Financial Corp.	49,692	1,202,546
The PNC Financial Services Group, Inc.	8,166	1,490,703
Truist Financial Corp.	34,597	1,544,064
U.S. Bancorp	31,200	1,456,416
UMB Financial Corp.	677	72,358
Webster Financial Corp.	5,870	334,825
Wells Fargo & Company	59,790	5,199,936
Western Alliance Bancorp	2,392	185,021
Wintrust Financial Corp.	1,189	154,594
Zions Bancorp NA	1,728	90,046
Capital markets – 3.9%
Ameriprise Financial, Inc.	2,736	1,238,779
Ares Management Corp., Class A	3,644	541,899
BlackRock, Inc.	1,551	1,679,438
Cboe Global Markets, Inc.	2,981	732,253
CME Group, Inc.	5,231	1,388,778
Coinbase Global, Inc., Class A (A)	2,833	973,929
Evercore, Inc., Class A	630	185,573
FactSet Research Systems, Inc.	1,387	370,052
Franklin Resources, Inc.	12,096	273,491
Galaxy Digital, Inc., Class A (A)(C)	1,097	38,406
Hamilton Lane, Inc., Class A	343	39,088
Houlihan Lokey, Inc.	1,415	253,398
Interactive Brokers Group, Inc., Class A	9,123	641,894
Intercontinental Exchange, Inc.	10,109	1,478,846
Invesco, Ltd.	4,347	103,024
Jefferies Financial Group, Inc.	4,954	261,720
KKR & Company, Inc.	7,979	944,155
LPL Financial Holdings, Inc.	3,046	1,149,286
Moody’s Corp.	3,451	1,657,515
Morgan Stanley	22,435	3,679,340
Morningstar, Inc.	830	176,209
MSCI, Inc.	1,882	1,107,651
Nasdaq, Inc.	14,409	1,231,825
Northern Trust Corp.	8,749	1,125,734
Raymond James Financial, Inc.	7,940	1,259,840
Robinhood Markets, Inc., Class A (A)	14,855	2,180,417
S&P Global, Inc.	4,354	2,121,312
SEI Investments Company	5,653	455,688
State Street Corp.	12,719	1,471,080
Stifel Financial Corp.	2,762	327,104
T. Rowe Price Group, Inc.	8,288	849,769
The Bank of New York Mellon Corp.	23,140	2,497,500
The Blackstone Group, Inc.	7,458	1,093,641
The Carlyle Group, Inc.	6,864	365,988
The Charles Schwab Corp.	20,943	1,979,532
The Goldman Sachs Group, Inc.	5,342	4,216,815
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	22

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
TPG, Inc.	386	$21,245
Tradeweb Markets, Inc., Class A	2,765	291,403
Consumer finance – 0.9%
Ally Financial, Inc.	17,019	663,230
American Express Company	9,854	3,554,633
Capital One Financial Corp.	11,025	2,425,390
SoFi Technologies, Inc. (A)	15,635	464,047
Synchrony Financial	24,348	1,811,004
Financial services – 3.0%
Affirm Holdings, Inc. (A)	3,472	249,567
Apollo Global Management, Inc.	9,274	1,152,851
Berkshire Hathaway, Inc., Class B (A)	20,733	9,900,837
Block, Inc. (A)	10,940	830,784
Corebridge Financial, Inc.	10,295	335,205
Corpay, Inc. (A)	3,092	805,002
Equitable Holdings, Inc.	12,208	603,075
Fidelity National Information Services, Inc.	14,648	915,793
Fiserv, Inc. (A)	10,324	688,508
Global Payments, Inc.	7,955	618,581
Jack Henry & Associates, Inc.	2,796	416,436
Mastercard, Inc., Class A	11,014	6,079,618
PayPal Holdings, Inc. (A)	15,548	1,077,010
Rocket Companies, Inc., Class A	2,977	49,597
Shift4 Payments, Inc., Class A (A)(C)	356	24,600
Toast, Inc., Class A (A)	7,454	269,388
UWM Holdings Corp.	2,197	12,369
Visa, Inc., Class A	21,349	7,274,458
Insurance – 3.2%
Aflac, Inc.	13,637	1,461,750
American Financial Group, Inc.	3,062	403,204
American International Group, Inc.	24,817	1,959,550
Aon PLC, Class A	3,902	1,329,333
Arch Capital Group, Ltd.	14,922	1,287,918
Arthur J. Gallagher & Company	5,313	1,325,540
Assurant, Inc.	1,943	411,372
Brown & Brown, Inc.	8,713	694,775
Chubb, Ltd.	5,952	1,648,347
Cincinnati Financial Corp.	6,179	955,212
CNA Financial Corp. (C)	1,119	49,851
Erie Indemnity Company, Class A	831	243,184
Everest Group, Ltd.	1,690	531,539
Fidelity National Financial, Inc.	12,593	695,637
Globe Life, Inc.	4,449	585,088
Kinsale Capital Group, Inc.	608	242,878
Loews Corp.	10,793	1,074,551
Markel Group, Inc. (A)	570	1,125,482
Marsh & McLennan Companies, Inc.	8,119	1,446,400
MetLife, Inc.	16,261	1,297,953
Old Republic International Corp.	9,453	373,015
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Primerica, Inc.	1,108	$287,936
Principal Financial Group, Inc.	10,542	885,950
Prudential Financial, Inc.	15,548	1,616,992
Reinsurance Group of America, Inc.	2,697	492,095
RenaissanceRe Holdings, Ltd.	1,638	416,199
The Allstate Corp.	9,287	1,778,646
The Hartford Insurance Group, Inc.	18,692	2,321,173
The Progressive Corp.	7,294	1,502,564
The Travelers Companies, Inc.	7,467	2,005,786
Unum Group	6,559	481,562
W.R. Berkley Corp.	13,600	970,224
Willis Towers Watson PLC	4,328	1,355,097
Health care – 9.6%		99,218,027
Biotechnology – 1.7%
AbbVie, Inc.	20,746	4,523,458
Alnylam Pharmaceuticals, Inc. (A)	1,907	869,668
Amgen, Inc.	8,972	2,677,514
Biogen, Inc. (A)	4,855	748,981
BioMarin Pharmaceutical, Inc. (A)	5,771	309,152
BridgeBio Pharma, Inc. (A)(C)	886	55,499
Exact Sciences Corp. (A)	3,740	241,941
Exelixis, Inc. (A)	4,916	190,102
Gilead Sciences, Inc.	23,194	2,778,409
Halozyme Therapeutics, Inc. (A)	1,147	74,773
Incyte Corp. (A)	5,404	505,166
Insmed, Inc. (A)	2,058	390,197
Ionis Pharmaceuticals, Inc. (A)	1,001	74,374
Madrigal Pharmaceuticals, Inc. (A)	122	51,106
Moderna, Inc. (A)	5,518	149,869
Natera, Inc. (A)	1,921	382,145
Neurocrine Biosciences, Inc. (A)	2,731	391,107
Regeneron Pharmaceuticals, Inc.	1,654	1,078,077
Roivant Sciences, Ltd. (A)	6,513	130,195
Summit Therapeutics, Inc. (A)(C)	1,403	26,531
United Therapeutics Corp. (A)	1,638	729,614
Vertex Pharmaceuticals, Inc. (A)	2,961	1,260,113
Walgreens Boots Alliance, Inc. (A)(B)	19,824	10,507
Health care equipment and supplies – 2.0%
Abbott Laboratories	23,901	2,954,642
ABIOMED, Inc. (A)(B)	1,170	18,158
Align Technology, Inc. (A)	1,185	163,388
Baxter International, Inc.	14,626	270,142
Becton, Dickinson and Company	5,311	949,129
Boston Scientific Corp. (A)	20,774	2,092,357
DexCom, Inc. (A)	10,960	638,091
Edwards Lifesciences Corp. (A)	12,325	1,016,196
GE HealthCare Technologies, Inc.	14,448	1,082,878
Globus Medical, Inc., Class A (A)	1,381	83,399
Hologic, Inc. (A)	10,942	808,723
23	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
IDEXX Laboratories, Inc. (A)	2,267	$1,427,099
Insulet Corp. (A)	1,934	605,361
Intuitive Surgical, Inc. (A)	3,919	2,093,843
Masimo Corp. (A)	227	31,928
Medtronic PLC	16,425	1,489,748
Penumbra, Inc. (A)	561	127,555
ResMed, Inc.	5,284	1,304,514
Solventum Corp. (A)	4,003	276,367
STERIS PLC	3,508	826,836
Stryker Corp.	4,411	1,571,375
The Cooper Companies, Inc. (A)	6,805	475,738
Zimmer Biomet Holdings, Inc.	7,190	723,026
Health care providers and services – 2.2%
Cardinal Health, Inc.	9,709	1,852,186
Cencora, Inc.	4,847	1,637,365
Centene Corp. (A)	16,696	590,538
CVS Health Corp.	23,030	1,799,795
DaVita, Inc. (A)	1,466	174,483
Elevance Health, Inc.	4,320	1,370,304
Encompass Health Corp.	3,011	342,802
HCA Healthcare, Inc.	2,530	1,162,990
HealthEquity, Inc. (A)	481	45,493
Henry Schein, Inc. (A)	5,464	345,325
Hims & Hers Health, Inc. (A)(C)	2,246	102,103
Humana, Inc.	3,812	1,060,460
Labcorp Holdings, Inc.	4,354	1,105,742
McKesson Corp.	2,487	2,017,803
Molina Healthcare, Inc. (A)(C)	2,474	378,670
Quest Diagnostics, Inc.	6,914	1,216,518
Tenet Healthcare Corp. (A)	3,247	670,473
The Cigna Corp.	5,519	1,348,899
The Ensign Group, Inc.	821	147,862
UnitedHealth Group, Inc.	11,931	4,075,152
Universal Health Services, Inc., Class B	3,610	783,406
Health care technology – 0.1%
Doximity, Inc., Class A (A)	1,406	92,796
Veeva Systems, Inc., Class A (A)	3,146	916,115
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	9,418	1,378,418
Avantor, Inc. (A)(C)	20,573	243,173
Bio-Rad Laboratories, Inc., Class A (A)	725	231,674
Bio-Techne Corp.	3,980	249,029
Charles River Laboratories International, Inc. (A)	1,756	316,203
Danaher Corp.	8,460	1,822,115
ICON PLC (A)	586	100,687
Illumina, Inc. (A)	2,502	309,097
IQVIA Holdings, Inc. (A)	6,309	1,365,646
Medpace Holdings, Inc. (A)	598	349,776
Mettler-Toledo International, Inc. (A)	827	1,171,272
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Revvity, Inc. (C)	4,638	$434,070
Tempus AI, Inc. (A)(C)	827	74,306
Thermo Fisher Scientific, Inc.	5,435	3,083,765
Waters Corp. (A)	2,454	857,918
West Pharmaceutical Services, Inc.	2,354	663,993
Pharmaceuticals – 2.4%
Bristol-Myers Squibb Company	38,673	1,781,665
Elanco Animal Health, Inc. (A)(C)	4,829	106,962
Eli Lilly & Company	10,525	9,081,602
Johnson & Johnson	35,024	6,614,983
Merck & Company, Inc.	34,078	2,930,026
Pfizer, Inc.	89,731	2,211,869
Royalty Pharma PLC, Class A	10,209	383,246
Viatris, Inc.	43,541	451,085
Zoetis, Inc.	7,559	1,089,176
Industrials – 12.0%		123,578,836
Aerospace and defense – 2.3%
AeroVironment, Inc. (A)	250	92,478
ATI, Inc. (A)	2,638	261,083
Axon Enterprise, Inc. (A)	1,090	798,131
BWX Technologies, Inc.	1,971	421,025
Carpenter Technology Corp.	624	197,122
Curtiss-Wright Corp.	1,024	610,028
General Dynamics Corp.	4,740	1,634,826
General Electric Company	12,314	3,804,410
HEICO Corp.	1,122	356,538
HEICO Corp., Class A	1,975	489,267
Howmet Aerospace, Inc.	8,102	1,668,607
Huntington Ingalls Industries, Inc.	379	122,046
Kratos Defense & Security Solutions, Inc. (A)	1,261	114,247
L3Harris Technologies, Inc.	5,842	1,688,922
Leonardo DRS, Inc.	587	21,461
Lockheed Martin Corp.	3,505	1,724,039
Northrop Grumman Corp.	2,537	1,480,213
Rocket Lab Corp. (A)	3,724	234,538
RTX Corp.	21,924	3,913,434
StandardAero, Inc. (A)	491	14,185
Textron, Inc.	9,315	752,745
The Boeing Company (A)	6,471	1,300,800
TransDigm Group, Inc.	1,094	1,431,510
Woodward, Inc.	1,455	381,370
Air freight and logistics – 0.4%
C.H. Robinson Worldwide, Inc.	5,669	872,969
Expeditors International of Washington, Inc.	6,871	837,575
FedEx Corp.	5,392	1,368,597
United Parcel Service, Inc., Class B	9,115	878,868
Building products – 1.0%
A.O. Smith Corp.	4,905	323,681
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	24

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Advanced Drainage Systems, Inc.	2,506	$350,965
Allegion PLC	4,678	775,472
Builders FirstSource, Inc. (A)	6,506	755,802
Carlisle Companies, Inc.	2,507	814,900
Carrier Global Corp.	18,639	1,108,834
Johnson Controls International PLC	15,281	1,747,994
Lennox International, Inc.	1,249	630,745
Masco Corp.	8,529	552,338
Owens Corning	5,088	647,753
Trane Technologies PLC	5,268	2,363,488
Commercial services and supplies – 0.7%
Cintas Corp.	7,920	1,451,498
Clean Harbors, Inc. (A)	1,715	361,025
Copart, Inc. (A)	18,238	784,416
Republic Services, Inc.	5,744	1,196,131
Rollins, Inc.	9,482	546,258
Tetra Tech, Inc.	7,183	229,712
Veralto Corp.	6,285	620,204
Waste Management, Inc.	10,540	2,105,576
Construction and engineering – 0.5%
AECOM	4,880	655,628
API Group Corp. (A)	8,759	322,506
Comfort Systems USA, Inc.	858	828,468
EMCOR Group, Inc.	1,433	968,393
MasTec, Inc. (A)	1,248	254,792
Quanta Services, Inc.	3,625	1,628,096
Electrical equipment – 1.3%
Acuity, Inc.	663	242,028
AMETEK, Inc.	8,606	1,739,359
Bloom Energy Corp., Class A (A)(C)	1,155	152,645
Eaton Corp. PLC	6,378	2,433,590
Emerson Electric Company	12,789	1,784,961
GE Vernova, Inc.	2,658	1,555,302
Generac Holdings, Inc. (A)	1,189	199,776
Hubbell, Inc.	2,051	963,970
NEXTracker, Inc., Class A (A)	1,697	171,770
NuScale Power Corp. (A)	573	25,711
nVent Electric PLC	4,166	476,382
Regal Rexnord Corp.	1,807	254,588
Rockwell Automation, Inc.	4,667	1,719,136
Vertiv Holdings Company, Class A	11,169	2,154,053
Ground transportation – 0.9%
CSX Corp.	46,905	1,689,518
J.B. Hunt Transport Services, Inc.	4,595	775,912
Norfolk Southern Corp.	6,293	1,783,310
Old Dominion Freight Line, Inc.	4,621	648,881
Uber Technologies, Inc. (A)	19,815	1,912,148
U-Haul Holding Company (A)(C)	369	19,616
U-Haul Holding Company, Series N	3,732	180,965
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Ground transportation (continued)
Union Pacific Corp.	10,195	$2,246,672
XPO, Inc. (A)(C)	3,328	478,799
Industrial conglomerates – 0.4%
3M Company	9,554	1,590,741
Honeywell International, Inc.	9,982	2,009,676
Machinery – 2.7%
Caterpillar, Inc.	8,951	5,167,054
Chart Industries, Inc. (A)	742	148,118
CNH Industrial NV	20,444	214,458
Crane Company	888	168,720
Cummins, Inc.	5,911	2,587,126
Deere & Company	5,074	2,342,311
Donaldson Company, Inc.	3,757	316,527
Dover Corp.	6,330	1,148,642
Fortive Corp.	11,622	585,051
Graco, Inc.	5,594	457,421
IDEX Corp.	2,746	470,829
Illinois Tool Works, Inc.	6,487	1,582,309
Ingersoll Rand, Inc.	12,595	961,376
ITT, Inc.	2,390	442,317
Lincoln Electric Holdings, Inc.	2,192	513,914
Mueller Industries, Inc.	2,516	266,369
Nordson Corp.	1,791	415,422
Oshkosh Corp.	754	92,961
Otis Worldwide Corp.	10,985	1,018,969
PACCAR, Inc.	16,686	1,641,902
Parker-Hannifin Corp.	3,140	2,426,686
Pentair PLC	6,144	653,414
RBC Bearings, Inc. (A)	568	243,405
Snap-on, Inc.	2,247	753,981
SPX Technologies, Inc. (A)	443	99,183
Stanley Black & Decker, Inc.	6,244	422,844
Symbotic, Inc. (A)(C)	300	24,285
Wabtec Corp.	6,009	1,228,480
Watts Water Technologies, Inc., Class A	277	75,510
Xylem, Inc.	7,835	1,181,910
Passenger airlines – 0.1%
American Airlines Group, Inc. (A)	2,471	32,444
Delta Air Lines, Inc.	8,116	465,696
Southwest Airlines Company	6,567	198,980
United Airlines Holdings, Inc. (A)	4,387	412,553
Professional services – 1.0%
Automatic Data Processing, Inc.	6,446	1,677,894
Booz Allen Hamilton Holding Corp.	5,372	468,224
Broadridge Financial Solutions, Inc.	4,271	941,328
CACI International, Inc., Class A (A)	650	365,463
Dayforce, Inc. (A)	4,952	340,400
Equifax, Inc.	4,533	956,916
Genpact, Ltd.	1,188	45,322
25	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Jacobs Solutions, Inc.	3,208	$499,838
Leidos Holdings, Inc.	5,681	1,082,060
Paychex, Inc.	8,794	1,029,162
Paycom Software, Inc.	1,783	333,581
Paylocity Holding Corp. (A)	1,201	169,665
SS&C Technologies Holdings, Inc.	8,222	698,212
TransUnion	6,534	530,430
UL Solutions, Inc., Class A	1,023	79,661
Verisk Analytics, Inc.	5,389	1,178,898
Trading companies and distributors – 0.7%
Applied Industrial Technologies, Inc.	603	155,025
Core & Main, Inc., Class A (A)	5,076	264,866
Fastenal Company	32,215	1,325,647
Ferguson Enterprises, Inc.	6,150	1,528,275
FTAI Aviation, Ltd.	1,901	328,683
United Rentals, Inc.	2,101	1,830,349
W.W. Grainger, Inc.	1,472	1,441,088
Watsco, Inc. (C)	1,082	398,187
WESCO International, Inc.	1,708	443,277
Information technology – 27.4%		282,725,025
Communications equipment – 0.9%
Arista Networks, Inc. (A)	13,557	2,137,803
Ciena Corp. (A)	3,278	622,558
Cisco Systems, Inc.	56,423	4,125,086
F5, Inc. (A)	2,461	622,756
Lumentum Holdings, Inc. (A)(C)	679	136,859
Motorola Solutions, Inc.	3,610	1,468,223
Ubiquiti, Inc. (C)	183	144,054
Electronic equipment, instruments and components – 1.4%
Amphenol Corp., Class A	22,773	3,173,190
CDW Corp.	5,054	805,456
Coherent Corp. (A)	2,878	379,781
Corning, Inc.	20,643	1,838,878
Fabrinet (A)	267	117,632
Flex, Ltd. (A)	19,527	1,220,828
Jabil, Inc.	5,712	1,261,724
Keysight Technologies, Inc. (A)	7,270	1,330,119
TD SYNNEX Corp.	1,822	285,125
TE Connectivity PLC	7,779	1,921,491
Teledyne Technologies, Inc. (A)	1,543	812,883
Trimble, Inc. (A)	8,573	683,697
Zebra Technologies Corp., Class A (A)	1,902	512,114
IT services – 1.5%
Accenture PLC, Class A	9,130	2,283,413
Akamai Technologies, Inc. (A)	6,553	492,130
Amdocs, Ltd.	5,850	492,921
Cloudflare, Inc., Class A (A)	4,251	1,076,778
Cognizant Technology Solutions Corp., Class A	18,007	1,312,350
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
EPAM Systems, Inc. (A)	1,615	$264,117
Gartner, Inc. (A)	3,114	773,331
GoDaddy, Inc., Class A (A)	4,477	596,023
IBM Corp.	16,182	4,974,509
MongoDB, Inc. (A)	1,727	621,409
Okta, Inc. (A)	4,278	391,565
Snowflake, Inc., Class A (A)	3,308	909,303
Twilio, Inc., Class A (A)	4,644	626,383
VeriSign, Inc.	3,251	779,590
Semiconductors and semiconductor equipment – 10.5%
Advanced Micro Devices, Inc. (A)	20,776	5,321,149
Analog Devices, Inc.	8,571	2,006,728
Applied Materials, Inc.	16,115	3,756,407
Astera Labs, Inc. (A)	1,598	298,315
Broadcom, Inc.	53,853	19,905,684
Credo Technology Group Holding, Ltd. (A)	1,749	328,147
Entegris, Inc. (C)	4,917	450,250
First Solar, Inc. (A)	3,293	879,033
GlobalFoundries, Inc. (A)(C)	1,794	63,866
Intel Corp. (A)	67,220	2,688,128
KLA Corp.	2,937	3,550,069
Lam Research Corp.	24,872	3,916,345
Lattice Semiconductor Corp. (A)	1,169	85,290
MACOM Technology Solutions Holdings, Inc. (A)	945	139,983
Marvell Technology, Inc.	22,466	2,105,963
Microchip Technology, Inc.	22,234	1,387,846
Micron Technology, Inc.	19,387	4,338,229
Monolithic Power Systems, Inc.	1,358	1,364,790
NVIDIA Corp.	229,379	46,446,955
NXP Semiconductors NV	5,526	1,155,597
ON Semiconductor Corp. (A)	14,868	744,589
Qualcomm, Inc.	18,951	3,428,236
Skyworks Solutions, Inc.	7,131	554,221
Teradyne, Inc.	6,940	1,261,414
Texas Instruments, Inc.	14,850	2,397,681
Software – 8.0%
Adobe, Inc. (A)	4,941	1,681,472
Appfolio, Inc., Class A (A)	330	83,962
AppLovin Corp., Class A (A)	3,838	2,446,073
Atlassian Corp., Class A (A)	2,468	418,129
Aurora Innovation, Inc. (A)(C)	22,714	119,021
Autodesk, Inc. (A)	3,818	1,150,516
Bentley Systems, Inc., Class B	4,306	218,874
Cadence Design Systems, Inc. (A)	5,563	1,884,132
Crowdstrike Holdings, Inc., Class A (A)	3,095	1,680,616
Datadog, Inc., Class A (A)	6,385	1,039,542
DocuSign, Inc. (A)	5,088	372,136
Dropbox, Inc., Class A (A)	7,009	203,261
Dynatrace, Inc. (A)	8,281	418,770
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	26

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Elastic NV (A)	1,535	$136,953
Fair Isaac Corp. (A)	826	1,370,772
Fortinet, Inc. (A)	13,565	1,172,423
Gen Digital, Inc.	25,216	664,694
Gitlab, Inc., Class A (A)(C)	1,719	83,801
Guidewire Software, Inc. (A)	1,880	439,243
HubSpot, Inc. (A)	1,183	581,941
Intuit, Inc.	3,849	2,569,400
Klaviyo, Inc., Class A (A)	434	11,284
Manhattan Associates, Inc. (A)	1,839	334,827
Microsoft Corp.	78,238	40,512,419
Nutanix, Inc., Class A (A)	3,713	264,514
Oracle Corp.	22,091	5,801,318
Palantir Technologies, Inc., Class A (A)	20,527	4,115,048
Palo Alto Networks, Inc. (A)	8,239	1,814,557
Pegasystems, Inc.	831	52,893
Procore Technologies, Inc. (A)	2,659	196,287
PTC, Inc. (A)	3,735	741,547
Roper Technologies, Inc.	2,152	960,115
Rubrik, Inc., Class A (A)	872	65,635
Salesforce, Inc.	10,677	2,780,398
Samsara, Inc., Class A (A)	3,861	155,096
ServiceNow, Inc. (A)	1,854	1,704,345
Synopsys, Inc. (A)	2,874	1,304,279
Tyler Technologies, Inc. (A)	1,440	685,814
Unity Software, Inc. (A)	4,658	176,538
Workday, Inc., Class A (A)	3,324	797,494
Zoom Communications, Inc., Class A (A)	6,621	577,550
Zscaler, Inc. (A)	2,163	716,256
Technology hardware, storage and peripherals – 5.1%
Apple, Inc.	159,073	43,008,570
Dell Technologies, Inc., Class C	5,006	811,022
Hewlett Packard Enterprise Company	45,068	1,100,561
HP, Inc.	32,961	912,031
IonQ, Inc. (A)	2,011	125,446
NetApp, Inc.	10,973	1,292,400
Pure Storage, Inc., Class A (A)	7,187	709,357
Seagate Technology Holdings PLC	7,844	2,007,123
Super Micro Computer, Inc. (A)	8,584	446,025
Western Digital Corp.	13,578	2,039,551
Materials – 2.9%		30,006,168
Chemicals – 1.4%
Air Products & Chemicals, Inc.	4,211	1,021,546
Albemarle Corp.	3,487	342,528
CF Industries Holdings, Inc.	9,080	756,273
Corteva, Inc.	21,523	1,322,373
Dow, Inc.	27,115	646,693
DuPont de Nemours, Inc.	14,345	1,171,269
Eastman Chemical Company	5,852	348,311
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Ecolab, Inc.	4,801	$1,230,976
International Flavors & Fragrances, Inc.	7,788	490,410
Linde PLC	5,871	2,455,839
LyondellBasell Industries NV, Class A	12,263	569,248
PPG Industries, Inc.	9,242	903,406
RPM International, Inc.	5,140	561,699
Solstice Advanced Materials, Inc. (A)	2,495	112,450
The Mosaic Company	14,634	401,703
The Sherwin-Williams Company	5,442	1,877,163
Westlake Corp. (C)	1,661	114,293
Construction materials – 0.3%
CRH PLC	5,949	708,526
Martin Marietta Materials, Inc.	2,214	1,357,403
Vulcan Materials Company	4,463	1,292,039
Containers and packaging – 0.4%
Amcor PLC	74,876	591,520
AptarGroup, Inc.	2,377	275,756
Avery Dennison Corp.	3,022	528,518
Ball Corp.	13,029	612,363
Crown Holdings, Inc.	5,502	534,684
International Paper Company	18,207	703,518
Packaging Corp. of America	4,357	852,926
Smurfit WestRock PLC	10,183	375,956
Metals and mining – 0.8%
Coeur Mining, Inc. (A)	5,210	89,456
Freeport-McMoRan, Inc.	31,193	1,300,748
MP Materials Corp. (A)(C)	776	48,958
Newmont Corp.	26,770	2,167,567
Nucor Corp.	10,564	1,585,128
Reliance, Inc.	2,758	778,942
Royal Gold, Inc. (A)	1,110	194,017
Southern Copper Corp.	2,284	317,019
Steel Dynamics, Inc.	8,705	1,364,944
Real estate – 2.5%		25,458,930
Diversified REITs – 0.1%
WP Carey, Inc.	5,127	338,382
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	3,917	228,048
Healthpeak Properties, Inc.	14,674	263,398
Omega Healthcare Investors, Inc.	5,617	236,083
Ventas, Inc.	10,631	784,461
Welltower, Inc.	8,631	1,562,556
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	18,405	294,848
Industrial REITs – 0.2%
EastGroup Properties, Inc.	1,111	193,903
Lineage, Inc.	238	9,377
Prologis, Inc.	11,913	1,478,284
27	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	3,851	$159,123
Office REITs – 0.0%
BXP, Inc.	3,950	281,201
Real estate management and development – 0.4%
CBRE Group, Inc., Class A (A)	15,434	2,352,605
CoStar Group, Inc. (A)	11,701	805,146
Jones Lang LaSalle, Inc. (A)	2,267	691,639
Zillow Group, Inc., Class A (A)	1,089	77,896
Zillow Group, Inc., Class C (A)	5,162	387,047
Residential REITs – 0.4%
American Homes 4 Rent, Class A	7,696	243,194
AvalonBay Communities, Inc.	3,598	625,764
Camden Property Trust	2,645	263,125
Equity LifeStyle Properties, Inc.	4,375	267,094
Equity Residential	9,180	545,659
Essex Property Trust, Inc.	1,677	422,218
Invitation Homes, Inc.	14,794	416,451
Mid-America Apartment Communities, Inc.	2,956	379,048
Sun Communities, Inc.	3,067	388,282
UDR, Inc.	8,045	271,036
Retail REITs – 0.3%
Brixmor Property Group, Inc.	4,176	109,244
Federal Realty Investment Trust	2,105	202,480
Kimco Realty Corp.	15,593	322,151
NNN REIT, Inc.	4,490	181,665
Realty Income Corp.	17,847	1,034,769
Regency Centers Corp.	4,414	304,345
Simon Property Group, Inc.	5,960	1,047,530
Specialized REITs – 0.8%
American Tower Corp.	5,391	964,881
Crown Castle, Inc.	7,442	671,417
CubeSmart	5,242	197,466
Digital Realty Trust, Inc.	6,331	1,078,866
Equinix, Inc.	1,225	1,036,362
Extra Space Storage, Inc.	4,826	644,464
Gaming and Leisure Properties, Inc.	6,566	293,238
Iron Mountain, Inc.	7,458	767,801
Lamar Advertising Company, Class A	2,280	270,385
Public Storage	2,003	557,956
SBA Communications Corp.	2,577	493,444
VICI Properties, Inc.	24,742	742,013
Weyerhaeuser Company	24,895	572,585
Utilities – 4.0%		40,894,447
Electric utilities – 2.4%
Alliant Energy Corp.	9,709	648,755
American Electric Power Company, Inc.	15,243	1,833,123
Constellation Energy Corp.	6,135	2,312,895
Duke Energy Corp.	16,685	2,073,946
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
Edison International	17,499	$969,095
Entergy Corp.	22,481	2,160,199
Evergy, Inc.	11,154	856,739
Eversource Energy	16,008	1,181,550
Exelon Corp.	44,142	2,035,829
FirstEnergy Corp.	23,229	1,064,585
NextEra Energy, Inc.	19,214	1,564,020
NRG Energy, Inc.	6,438	1,106,435
OGE Energy Corp.	4,943	218,184
Oklo, Inc. (A)	638	84,707
PG&E Corp.	75,412	1,203,576
Pinnacle West Capital Corp. (C)	5,957	527,314
PPL Corp. (C)	34,915	1,275,096
The Southern Company	19,457	1,829,736
Xcel Energy, Inc.	21,646	1,757,006
Gas utilities – 0.1%
Atmos Energy Corp.	4,906	842,458
Independent power and renewable electricity producers – 0.2%
Talen Energy Corp. (A)	244	97,546
The AES Corp.	30,296	420,206
Vistra Corp.	8,859	1,668,150
Multi-utilities – 1.2%
Ameren Corp.	11,461	1,169,251
CenterPoint Energy, Inc.	27,896	1,066,743
CMS Energy Corp.	11,364	835,822
Consolidated Edison, Inc.	15,307	1,491,055
Dominion Energy, Inc.	20,794	1,220,400
DTE Energy Company	8,459	1,146,533
NiSource, Inc.	19,561	823,714
Public Service Enterprise Group, Inc.	20,431	1,645,921
Sempra	16,462	1,513,516
WEC Energy Group, Inc.	10,940	1,222,326
Water utilities – 0.1%
American Water Works Company, Inc.	5,559	713,942
Essential Utilities, Inc.	8,047	314,074

SHORT-TERM INVESTMENTS – 0.2%		$2,167,844
(Cost $2,167,842)
Short-term funds – 0.2%		2,167,844
John Hancock Collateral Trust, 3.9239% (D)(E)	82,781	828,127

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0278% (D)	1,339,717	1,339,717
Total investments (Multifactor Large Cap ETF) (Cost $713,581,794) 100.1%		$1,032,567,375
Other assets and liabilities, net (0.1%)		(627,234)
Total net assets 100.0%		$1,031,940,141

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	28

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 10-31-25.
(D)	The rate shown is the annualized seven-day yield as of 10-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 10-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$4,428,729,542
(Cost $3,592,812,989)
Communication services – 3.4%		150,835,152
Diversified telecommunication services – 0.3%
AST SpaceMobile, Inc. (A)(B)	40,162	3,223,001
Frontier Communications Parent, Inc. (A)	226,023	8,534,628
GCI Liberty, Inc. (A)(C)	32,082	0
Entertainment – 1.4%
Live Nation Entertainment, Inc. (A)(B)	44,175	6,605,488
Roku, Inc. (A)	56,992	6,048,561
Take-Two Interactive Software, Inc. (A)	69,147	17,727,216
TKO Group Holdings, Inc.	23,327	4,394,807
Warner Brothers Discovery, Inc. (A)	1,085,845	24,377,220
Warner Music Group Corp., Class A	49,434	1,579,911
Interactive media and services – 0.3%
Match Group, Inc.	113,551	3,672,239
Pinterest, Inc., Class A (A)	171,048	5,661,689
Reddit, Inc., Class A (A)	12,436	2,598,502
Snap, Inc., Class A (A)	209,356	1,632,977
Media – 1.4%
EchoStar Corp., Class A (A)(B)	65,878	4,932,286
Fox Corp., Class A	133,768	8,648,101
Fox Corp., Class B	89,968	5,255,031
Liberty Broadband Corp., Series A (A)	9,899	529,498
Liberty Broadband Corp., Series C (A)	75,197	4,047,103
News Corp., Class A	236,454	6,266,031
News Corp., Class B (B)	93,518	2,849,493
Nexstar Media Group, Inc.	17,755	3,475,186
Omnicom Group, Inc.	108,927	8,171,704
Paramount Skydance Corp., Class B	225,435	3,469,445
Sirius XM Holdings, Inc. (B)	139,847	3,033,281
The Interpublic Group of Companies, Inc.	315,614	8,098,655
The New York Times Company, Class A	105,336	6,003,099
Consumer discretionary – 10.6%		470,423,739
Automobile components – 0.8%
Aptiv PLC (A)	110,006	8,921,487
Autoliv, Inc.	69,885	8,162,568
BorgWarner, Inc.	191,849	8,241,833
Gentex Corp.	176,197	4,131,820
Mobileye Global, Inc., Class A (A)	77,036	1,013,023
Modine Manufacturing Company (A)(B)	21,418	3,281,452
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Automobiles – 0.1%
Rivian Automotive, Inc., Class A (A)(B)	307,464	$4,172,286
Broadline retail – 0.5%
Dillard’s, Inc., Class A (B)	2,798	1,679,024
eBay, Inc.	216,192	17,578,572
Ollie’s Bargain Outlet Holdings, Inc. (A)	29,182	3,525,477
Distributors – 0.4%
Genuine Parts Company	66,865	8,512,583
LKQ Corp.	185,899	5,941,332
Pool Corp.	21,818	5,826,715
Diversified consumer services – 0.7%
ADT, Inc.	525,957	4,649,460
Bright Horizons Family Solutions, Inc. (A)	35,032	3,826,545
Duolingo, Inc. (A)	14,734	3,987,610
H&R Block, Inc.	80,618	4,009,939
Service Corp. International	149,907	12,518,734
Stride, Inc. (A)	24,242	1,649,426
Hotels, restaurants and leisure – 2.3%
Aramark	197,246	7,471,678
Brinker International, Inc. (A)	26,256	2,852,977
Carnival Corp. (A)	310,025	8,938,021
Cava Group, Inc. (A)(B)	25,048	1,345,829
Churchill Downs, Inc.	41,533	4,120,074
Darden Restaurants, Inc.	58,570	10,551,386
Domino’s Pizza, Inc.	13,323	5,308,683
DraftKings, Inc., Class A (A)	99,326	3,038,382
Dutch Bros, Inc., Class A (A)	42,337	2,351,397
Expedia Group, Inc.	48,269	10,619,180
Hyatt Hotels Corp., Class A (B)	22,405	3,078,671
Las Vegas Sands Corp.	15,958	947,107
Life Time Group Holdings, Inc. (A)	32,445	802,365
MGM Resorts International (A)	118,927	3,809,232
Norwegian Cruise Line Holdings, Ltd. (A)	362,279	8,122,295
Planet Fitness, Inc., Class A (A)	39,583	3,589,782
Texas Roadhouse, Inc.	42,549	6,960,165
Vail Resorts, Inc. (B)	26,244	3,892,773
Viking Holdings, Ltd. (A)	46,838	2,850,092
Wingstop, Inc. (B)	12,370	2,679,713
Wyndham Hotels & Resorts, Inc.	61,478	4,514,330
Wynn Resorts, Ltd.	44,035	5,239,725
Household durables – 2.0%
Garmin, Ltd.	61,092	13,070,022
Installed Building Products, Inc.	10,233	2,540,138
Lennar Corp., A Shares	26,855	3,323,843
Mohawk Industries, Inc. (A)	35,108	3,989,673
NVR, Inc. (A)	1,655	11,933,907
PulteGroup, Inc.	133,754	16,033,092
SharkNinja, Inc. (A)	31,436	2,687,778
Somnigroup International, Inc.	102,417	8,125,765
Taylor Morrison Home Corp. (A)	69,808	4,137,520
29	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Toll Brothers, Inc.	88,289	$11,914,601
TopBuild Corp. (A)	23,424	9,896,172
Leisure products – 0.3%
Hasbro, Inc.	100,063	7,635,808
Mattel, Inc. (A)	247,481	4,548,701
Specialty retail – 2.8%
AutoNation, Inc. (A)	40,892	8,173,084
Bath & Body Works, Inc.	104,845	2,566,606
Best Buy Company, Inc.	156,070	12,819,590
Burlington Stores, Inc. (A)	34,041	9,313,277
CarMax, Inc. (A)	95,304	3,994,191
Chewy, Inc., Class A (A)	50,018	1,686,607
Dick’s Sporting Goods, Inc.	37,188	8,235,283
Five Below, Inc. (A)	25,777	4,053,949
Floor & Decor Holdings, Inc., Class A (A)	63,548	3,970,479
GameStop Corp., Class A (A)	229,485	5,115,221
Group 1 Automotive, Inc.	5,296	2,105,372
Lithia Motors, Inc.	22,117	6,946,507
Murphy USA, Inc.	11,549	4,136,852
Penske Automotive Group, Inc.	17,762	2,843,163
The Gap, Inc.	201,083	4,594,747
Tractor Supply Company	272,335	14,736,047
Ulta Beauty, Inc. (A)	24,004	12,479,200
Wayfair, Inc., Class A (A)	24,797	2,566,737
Williams-Sonoma, Inc.	69,998	13,603,411
Textiles, apparel and luxury goods – 0.7%
Amer Sports, Inc. (A)	42,658	1,332,209
Birkenstock Holding PLC (A)	34,264	1,367,476
Deckers Outdoor Corp. (A)	76,181	6,208,752
Levi Strauss & Company, Class A	63,645	1,290,721
Ralph Lauren Corp.	22,425	7,168,376
Tapestry, Inc.	113,597	12,475,223
VF Corp. (B)	148,853	2,089,896
Consumer staples – 4.3%		187,936,626
Beverages – 0.4%
Brown-Forman Corp., Class A (B)	8,977	243,456
Brown-Forman Corp., Class B	52,463	1,428,567
Celsius Holdings, Inc. (A)	63,435	3,820,690
Coca-Cola Consolidated, Inc.	31,332	4,085,066
Molson Coors Beverage Company, Class B	119,118	5,207,839
Primo Brands Corp.	134,633	2,957,887
Consumer staples distribution and retail – 1.8%
Albertsons Companies, Inc., Class A	264,486	4,678,757
BJ’s Wholesale Club Holdings, Inc. (A)	93,101	8,217,094
Casey’s General Stores, Inc.	19,116	9,810,140
Dollar General Corp.	71,087	7,013,443
Dollar Tree, Inc. (A)	105,037	10,411,267
Maplebear, Inc. (A)	101,266	3,732,665
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Consumer staples distribution and retail (continued)
Performance Food Group Company (A)	81,060	$7,841,744
Sprouts Farmers Market, Inc. (A)	57,721	4,557,650
The Kroger Company	193,397	12,305,851
U.S. Foods Holding Corp. (A)	130,841	9,501,673
Food products – 1.6%
Archer-Daniels-Midland Company	149,712	9,062,067
Bunge Global SA	86,898	8,220,551
Cal-Maine Foods, Inc.	31,101	2,730,668
Conagra Brands, Inc.	223,687	3,845,180
General Mills, Inc.	83,797	3,905,778
Hormel Foods Corp.	165,651	3,576,405
Ingredion, Inc.	54,590	6,300,232
Lamb Weston Holdings, Inc.	94,370	5,825,460
McCormick & Company, Inc.	85,744	5,501,335
Pilgrim’s Pride Corp.	38,448	1,464,869
Post Holdings, Inc. (A)	46,275	4,809,361
The Campbell’s Company	137,233	4,134,830
The J.M. Smucker Company	72,943	7,553,248
Tyson Foods, Inc., Class A	109,523	5,630,577
Household products – 0.3%
Church & Dwight Company, Inc.	88,326	7,745,307
The Clorox Company	46,740	5,256,380
Personal care products – 0.2%
e.l.f. Beauty, Inc. (A)	19,170	2,341,424
The Estee Lauder Companies, Inc., Class A	43,636	4,219,165
Energy – 3.9%		173,676,436
Energy equipment and services – 0.7%
Baker Hughes Company	298,658	14,458,034
Halliburton Company	285,222	7,655,358
TechnipFMC PLC	228,180	9,435,243
Oil, gas and consumable fuels – 3.2%
Antero Midstream Corp.	168,133	2,900,294
Antero Resources Corp. (A)	168,912	5,221,070
APA Corp.	267,577	6,060,619
Cheniere Energy, Inc.	72,830	15,439,960
Chord Energy Corp.	42,283	3,835,914
Coterra Energy, Inc.	352,447	8,338,896
Devon Energy Corp.	204,264	6,636,537
Diamondback Energy, Inc.	80,904	11,584,644
DT Midstream, Inc.	44,765	4,901,320
EQT Corp.	203,397	10,898,011
Expand Energy Corp.	93,600	9,669,816
HF Sinclair Corp.	102,754	5,302,106
Kinetik Holdings, Inc.	18,487	711,934
Matador Resources Company	101,627	4,010,201
Ovintiv, Inc.	234,493	8,795,832
Permian Resources Corp.	578,100	7,260,936
Range Resources Corp.	154,804	5,503,282
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	30

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Targa Resources Corp.	97,757	$15,058,488
Texas Pacific Land Corp.	10,598	9,997,941
Financials – 15.9%		705,771,851
Banks – 3.9%
BOK Financial Corp.	17,307	1,809,966
Cadence Bank	101,969	3,848,310
Citizens Financial Group, Inc.	216,634	11,020,172
Comerica, Inc.	106,930	8,180,145
Commerce Bancshares, Inc.	87,453	4,602,651
Cullen/Frost Bankers, Inc.	39,299	4,839,279
East West Bancorp, Inc.	111,565	11,335,004
Fifth Third Bancorp	331,012	13,776,719
First Citizens BancShares, Inc., Class A	5,937	10,833,956
First Horizon Corp.	311,540	6,654,494
Huntington Bancshares, Inc.	652,518	10,074,878
KeyCorp	444,587	7,820,285
M&T Bank Corp.	74,614	13,719,276
Old National Bancorp (B)	200,123	4,088,513
Pinnacle Financial Partners, Inc.	46,050	3,923,921
Popular, Inc.	49,374	5,503,720
Prosperity Bancshares, Inc.	55,637	3,662,027
Regions Financial Corp.	488,469	11,820,950
Synovus Financial Corp.	87,546	3,908,053
UMB Financial Corp.	32,184	3,439,826
Webster Financial Corp.	119,568	6,820,159
Western Alliance Bancorp	83,940	6,492,759
Wintrust Financial Corp.	48,092	6,252,922
Zions Bancorp NA	126,251	6,578,940
Capital markets – 4.2%
Affiliated Managers Group, Inc.	11,314	2,692,279
Cboe Global Markets, Inc.	39,670	9,744,539
Evercore, Inc., Class A	21,340	6,285,910
FactSet Research Systems, Inc.	21,952	5,856,794
Franklin Resources, Inc.	184,796	4,178,238
Galaxy Digital, Inc., Class A (A)(B)	50,551	1,769,791
Hamilton Lane, Inc., Class A	22,772	2,595,097
Houlihan Lokey, Inc.	32,145	5,756,527
Interactive Brokers Group, Inc., Class A	184,066	12,950,884
Invesco, Ltd.	301,056	7,135,027
Janus Henderson Group PLC	58,336	2,541,116
Jefferies Financial Group, Inc.	117,822	6,224,536
Lazard, Inc.	49,555	2,418,284
LPL Financial Holdings, Inc.	37,769	14,250,621
MarketAxess Holdings, Inc.	22,130	3,542,128
Morningstar, Inc.	15,813	3,357,100
Nasdaq, Inc.	162,353	13,879,558
Northern Trust Corp.	83,965	10,803,777
PJT Partners, Inc., Class A	11,776	1,897,231
Raymond James Financial, Inc.	88,144	13,985,808
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
SEI Investments Company	84,752	$6,831,859
State Street Corp.	131,531	15,212,875
StepStone Group, Inc., Class A	20,611	1,254,798
Stifel Financial Corp.	77,612	9,191,589
T. Rowe Price Group, Inc.	94,795	9,719,331
The Carlyle Group, Inc.	98,713	5,263,377
TPG, Inc.	11,598	638,354
Tradeweb Markets, Inc., Class A	33,131	3,491,676
Virtu Financial, Inc., Class A	42,442	1,478,679
Consumer finance – 1.2%
Ally Financial, Inc.	293,502	11,437,773
Credit Acceptance Corp. (A)(B)	4,175	1,867,645
FirstCash Holdings, Inc.	20,657	3,274,135
OneMain Holdings, Inc.	92,388	5,468,446
SLM Corp. (B)	115,142	3,091,563
SoFi Technologies, Inc. (A)	354,190	10,512,359
Synchrony Financial	226,279	16,830,632
Upstart Holdings, Inc. (A)(B)	24,084	1,144,472
Financial services – 1.7%
Affirm Holdings, Inc. (A)	72,397	5,203,896
Block, Inc. (A)	39,704	3,015,122
Corebridge Financial, Inc.	137,113	4,464,399
Corpay, Inc. (A)	30,831	8,026,851
Equitable Holdings, Inc.	165,025	8,152,235
Essent Group, Ltd.	69,129	4,187,144
Global Payments, Inc.	101,244	7,872,733
Jack Henry & Associates, Inc.	43,996	6,552,764
Jackson Financial, Inc., Class A	70,843	7,141,683
MGIC Investment Corp.	166,701	4,570,941
Rocket Companies, Inc., Class A	26,330	438,658
Shift4 Payments, Inc., Class A (A)(B)	38,119	2,634,023
Toast, Inc., Class A (A)	129,883	4,693,972
UWM Holdings Corp.	48,019	270,347
Voya Financial, Inc.	68,893	5,129,773
WEX, Inc. (A)	28,020	4,087,558
Insurance – 4.9%
American Financial Group, Inc.	56,386	7,424,908
Arch Capital Group, Ltd.	144,628	12,482,843
Assurant, Inc.	37,875	8,018,895
Axis Capital Holdings, Ltd.	61,145	5,726,841
Brown & Brown, Inc.	93,468	7,453,138
Cincinnati Financial Corp.	61,419	9,494,763
CNA Financial Corp. (B)	17,025	758,464
Erie Indemnity Company, Class A	12,224	3,577,231
Everest Group, Ltd.	25,773	8,106,124
Fidelity National Financial, Inc.	132,220	7,303,833
First American Financial Corp.	79,454	4,966,670
Globe Life, Inc.	69,984	9,203,596
Kinsale Capital Group, Inc.	13,340	5,328,930
31	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Lincoln National Corp.	136,477	$5,732,034
Loews Corp.	93,799	9,338,628
Markel Group, Inc. (A)	6,223	12,287,500
Old Republic International Corp.	201,298	7,943,219
Primerica, Inc.	23,588	6,129,814
Principal Financial Group, Inc.	96,297	8,092,800
Reinsurance Group of America, Inc.	45,508	8,303,390
RenaissanceRe Holdings, Ltd.	45,575	11,580,152
RLI Corp.	56,106	3,308,010
The Hanover Insurance Group, Inc.	18,825	3,216,816
The Hartford Insurance Group, Inc.	161,830	20,096,049
Unum Group	133,830	9,825,799
W.R. Berkley Corp.	142,926	10,196,341
Willis Towers Watson PLC	44,239	13,851,231
Health care – 10.3%		458,062,411
Biotechnology – 2.1%
BioMarin Pharmaceutical, Inc. (A)	111,246	5,959,448
Blueprint Medicines Corp. (A)(C)	17,937	8,251
BridgeBio Pharma, Inc. (A)(B)	48,864	3,060,841
Cytokinetics, Inc. (A)(B)	29,660	1,886,079
Exact Sciences Corp. (A)	79,976	5,173,647
Exelixis, Inc. (A)	237,883	9,198,936
Halozyme Therapeutics, Inc. (A)	74,014	4,824,973
Incyte Corp. (A)	74,014	6,918,829
Insmed, Inc. (A)	45,749	8,674,010
Ionis Pharmaceuticals, Inc. (A)	37,898	2,815,821
Madrigal Pharmaceuticals, Inc. (A)	5,470	2,291,383
Natera, Inc. (A)	37,222	7,404,572
Neurocrine Biosciences, Inc. (A)	60,325	8,639,143
REVOLUTION Medicines, Inc. (A)	73,764	4,340,274
Rhythm Pharmaceuticals, Inc. (A)	16,043	1,825,052
Roivant Sciences, Ltd. (A)	227,107	4,539,869
Summit Therapeutics, Inc. (A)(B)	21,115	399,285
United Therapeutics Corp. (A)	30,464	13,569,580
Health care equipment and supplies – 2.5%
ABIOMED, Inc. (A)(C)	18,321	284,342
Align Technology, Inc. (A)	20,661	2,848,739
Baxter International, Inc.	193,729	3,578,175
DexCom, Inc. (A)	121,160	7,053,935
GE HealthCare Technologies, Inc.	149,009	11,168,225
Globus Medical, Inc., Class A (A)	80,219	4,844,425
Hologic, Inc. (A)	162,390	12,002,245
Insulet Corp. (A)	31,261	9,785,006
Masimo Corp. (A)	29,845	4,197,699
Penumbra, Inc. (A)	17,514	3,982,158
ResMed, Inc.	60,669	14,977,963
Solventum Corp. (A)	97,523	6,732,988
STERIS PLC	45,731	10,778,797
Teleflex, Inc.	30,076	3,743,560
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
The Cooper Companies, Inc. (A)	94,436	$6,602,021
Zimmer Biomet Holdings, Inc.	100,339	10,090,090
Health care providers and services – 2.8%
Cardinal Health, Inc.	96,987	18,502,210
Centene Corp. (A)	133,387	4,717,898
Chemed Corp.	10,503	4,529,944
DaVita, Inc. (A)	25,555	3,041,556
Encompass Health Corp.	87,714	9,986,239
Guardant Health, Inc. (A)	29,174	2,713,765
HealthEquity, Inc. (A)	47,787	4,519,694
Henry Schein, Inc. (A)	101,484	6,413,789
Hims & Hers Health, Inc. (A)(B)	81,676	3,712,991
Labcorp Holdings, Inc.	53,939	13,698,348
Molina Healthcare, Inc. (A)(B)	31,698	4,851,696
Quest Diagnostics, Inc.	73,702	12,967,867
Tenet Healthcare Corp. (A)	65,099	13,442,293
The Ensign Group, Inc.	38,894	7,004,809
Universal Health Services, Inc., Class B	54,685	11,867,192
Health care technology – 0.2%
Doximity, Inc., Class A (A)	60,922	4,020,852
Veeva Systems, Inc., Class A (A)	17,645	5,138,224
Waystar Holding Corp. (A)	51,836	1,858,321
Life sciences tools and services – 1.9%
Agilent Technologies, Inc.	35,184	5,149,530
Avantor, Inc. (A)(B)	320,189	3,784,634
Bio-Rad Laboratories, Inc., Class A (A)	13,634	4,356,745
Bio-Techne Corp.	90,243	5,646,505
Charles River Laboratories International, Inc. (A)	40,860	7,357,660
ICON PLC (A)	17,152	2,947,057
Illumina, Inc. (A)	21,645	2,674,023
Medpace Holdings, Inc. (A)	14,573	8,523,893
Mettler-Toledo International, Inc. (A)	8,630	12,222,583
Repligen Corp. (A)	29,117	4,340,180
Revvity, Inc. (B)	77,724	7,274,189
Tempus AI, Inc. (A)	30,462	2,737,011
Waters Corp. (A)	25,629	8,959,898
West Pharmaceutical Services, Inc.	31,535	8,895,077
Pharmaceuticals – 0.8%
Axsome Therapeutics, Inc. (A)	11,884	1,604,221
Corcept Therapeutics, Inc. (A)	34,844	2,559,989
Elanco Animal Health, Inc. (A)(B)	350,039	7,753,364
Jazz Pharmaceuticals PLC (A)	52,501	7,226,238
Royalty Pharma PLC, Class A	152,828	5,737,163
Viatris, Inc.	1,073,784	11,124,402
Industrials – 20.6%		912,765,856
Aerospace and defense – 2.2%
AeroVironment, Inc. (A)	9,296	3,438,683
ATI, Inc. (A)	79,251	7,843,471
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	32

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
BWX Technologies, Inc.	49,077	$10,483,338
Carpenter Technology Corp.	24,411	7,711,435
Curtiss-Wright Corp.	16,457	9,803,929
HEICO Corp.	13,758	4,371,880
HEICO Corp., Class A	21,933	5,433,462
Huntington Ingalls Industries, Inc.	27,501	8,855,872
Karman Holdings, Inc. (A)	15,523	1,307,658
Kratos Defense & Security Solutions, Inc. (A)	57,684	5,226,170
Leonardo DRS, Inc.	33,853	1,237,666
Loar Holdings, Inc. (A)	17,934	1,419,117
Moog, Inc., Class A	15,562	3,187,876
Rocket Lab Corp. (A)	89,751	5,652,518
StandardAero, Inc. (A)	57,444	1,659,557
Textron, Inc.	112,838	9,118,439
Woodward, Inc.	37,374	9,796,099
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	73,887	11,377,859
Expeditors International of Washington, Inc.	78,670	9,589,873
Building products – 2.2%
A.O. Smith Corp.	85,439	5,638,120
AAON, Inc. (B)	33,750	3,320,663
Advanced Drainage Systems, Inc.	48,464	6,787,383
Allegion PLC	61,018	10,114,954
Armstrong World Industries, Inc.	22,992	4,378,367
Builders FirstSource, Inc. (A)	81,273	9,441,484
Carlisle Companies, Inc.	28,229	9,175,836
Fortune Brands Innovations, Inc.	106,635	5,417,058
Lennox International, Inc.	17,206	8,689,030
Masco Corp.	95,911	6,211,196
Owens Corning	87,359	11,121,674
Simpson Manufacturing Company, Inc.	29,949	5,285,999
Trex Company, Inc. (A)	66,284	3,202,843
UFP Industries, Inc.	42,175	3,885,583
Zurn Elkay Water Solutions Corp.	82,179	3,871,453
Commercial services and supplies – 0.7%
Casella Waste Systems, Inc., Class A (A)	30,390	2,691,642
Clean Harbors, Inc. (A)	36,215	7,623,620
MSA Safety, Inc.	23,659	3,715,173
Rollins, Inc.	97,563	5,620,604
Tetra Tech, Inc.	141,982	4,540,584
Veralto Corp.	76,325	7,531,751
Construction and engineering – 1.9%
AECOM	77,267	10,380,821
API Group Corp. (A)	219,849	8,094,840
Comfort Systems USA, Inc.	18,056	17,434,512
Construction Partners, Inc., Class A (A)	19,505	2,230,397
Dycom Industries, Inc. (A)	15,557	4,477,149
EMCOR Group, Inc.	23,265	15,722,022
Fluor Corp. (A)	94,902	4,628,371
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering (continued)
IES Holdings, Inc. (A)(B)	4,012	$1,572,223
MasTec, Inc. (A)	40,297	8,227,036
Primoris Services Corp.	28,481	4,030,631
Sterling Infrastructure, Inc. (A)(B)	11,746	4,438,813
Valmont Industries, Inc.	9,241	3,820,507
Electrical equipment – 2.9%
Acuity, Inc.	22,210	8,107,761
AMETEK, Inc.	99,137	20,036,579
Bloom Energy Corp., Class A (A)(B)	52,767	6,973,687
Generac Holdings, Inc. (A)	41,723	7,010,298
Hubbell, Inc.	29,822	14,016,340
NEXTracker, Inc., Class A (A)	119,373	12,082,935
NuScale Power Corp. (A)	29,019	1,302,083
nVent Electric PLC	103,587	11,845,173
Regal Rexnord Corp.	40,051	5,642,785
Rockwell Automation, Inc.	48,476	17,856,619
Vertiv Holdings Company, Class A	114,405	22,064,148
Ground transportation – 1.0%
J.B. Hunt Transport Services, Inc.	59,142	9,986,718
Knight-Swift Transportation Holdings, Inc.	120,308	5,428,297
Lyft, Inc., Class A (A)	127,809	2,614,972
Ryder System, Inc.	38,578	6,528,555
Saia, Inc. (A)	14,672	4,291,560
U-Haul Holding Company (A)	8,624	458,452
U-Haul Holding Company, Series N	74,411	3,608,189
XPO, Inc. (A)(B)	77,399	11,135,394
Machinery – 5.2%
AGCO Corp.	60,254	6,215,803
Allison Transmission Holdings, Inc.	76,216	6,291,631
Chart Industries, Inc. (A)	24,140	4,818,827
CNH Industrial NV	612,950	6,429,846
Crane Company	27,535	5,231,650
Cummins, Inc.	21,865	9,569,873
Donaldson Company, Inc.	92,338	7,779,477
Dover Corp.	66,914	12,142,214
Esab Corp.	36,079	4,214,749
Federal Signal Corp.	28,955	3,417,559
Flowserve Corp.	81,455	5,559,304
Fortive Corp.	120,275	6,054,644
Gates Industrial Corp. PLC (A)	113,111	2,497,491
Graco, Inc.	105,641	8,638,265
IDEX Corp.	37,934	6,504,164
Ingersoll Rand, Inc.	132,724	10,130,823
ITT, Inc.	58,542	10,834,368
JBT Marel Corp.	27,180	3,427,398
Lincoln Electric Holdings, Inc.	34,501	8,088,759
Mueller Industries, Inc.	66,316	7,020,875
Nordson Corp.	31,654	7,342,145
Oshkosh Corp.	53,853	6,639,536
33	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Pentair PLC	86,746	$9,225,437
RBC Bearings, Inc. (A)	14,513	6,219,256
Snap-on, Inc.	29,924	10,040,998
SPX Technologies, Inc. (A)	28,038	6,277,428
Stanley Black & Decker, Inc.	86,601	5,864,620
Symbotic, Inc. (A)(B)	8,631	698,679
The Middleby Corp. (A)	39,729	4,935,534
The Toro Company	72,269	5,400,662
Wabtec Corp.	79,951	16,345,182
Watts Water Technologies, Inc., Class A	15,437	4,208,126
Xylem, Inc.	80,322	12,116,574
Passenger airlines – 0.3%
Alaska Air Group, Inc. (A)	21,053	878,542
American Airlines Group, Inc. (A)	80,232	1,053,446
Delta Air Lines, Inc.	92,024	5,280,337
Southwest Airlines Company	56,142	1,701,103
United Airlines Holdings, Inc. (A)	69,605	6,545,654
Professional services – 2.6%
Amentum Holdings, Inc. (A)	2,343	52,507
Booz Allen Hamilton Holding Corp.	68,710	5,988,764
Broadridge Financial Solutions, Inc.	56,529	12,458,992
CACI International, Inc., Class A (A)	15,827	8,898,731
Dayforce, Inc. (A)	97,281	6,687,096
Equifax, Inc.	46,116	9,735,088
ExlService Holdings, Inc. (A)	82,147	3,211,948
Genpact, Ltd.	130,640	4,983,916
Jacobs Solutions, Inc.	40,145	6,254,992
KBR, Inc.	79,832	3,420,003
Leidos Holdings, Inc.	57,943	11,036,403
Parsons Corp. (A)	19,877	1,652,574
Paycom Software, Inc.	40,254	7,531,121
Paylocity Holding Corp. (A)	30,695	4,336,283
SS&C Technologies Holdings, Inc.	111,653	9,481,573
TransUnion	72,681	5,900,244
UL Solutions, Inc., Class A (B)	34,280	2,669,384
Verisk Analytics, Inc.	53,636	11,733,411
Trading companies and distributors – 1.1%
Air Lease Corp.	62,880	4,015,517
Applied Industrial Technologies, Inc.	24,530	6,306,418
Core & Main, Inc., Class A (A)	121,063	6,317,067
FTAI Aviation, Ltd.	57,424	9,928,610
GATX Corp.	16,822	2,638,531
SiteOne Landscape Supply, Inc. (A)	26,047	3,380,119
Watsco, Inc.	13,863	5,101,723
WESCO International, Inc.	44,604	11,576,076
Information technology – 15.1%		667,754,503
Communications equipment – 0.9%
Ciena Corp. (A)	131,950	25,059,944
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
F5, Inc. (A)	38,355	$9,705,733
Lumentum Holdings, Inc. (A)(B)	23,990	4,835,424
Ubiquiti, Inc.	2,115	1,664,886
Electronic equipment, instruments and components – 3.2%
Arrow Electronics, Inc. (A)	46,378	5,173,466
CDW Corp.	65,033	10,364,309
Cognex Corp.	109,011	4,511,965
Coherent Corp. (A)	111,289	14,685,696
Fabrinet (A)	18,272	8,050,095
Flex, Ltd. (A)	275,564	17,228,261
Jabil, Inc.	56,520	12,484,703
Keysight Technologies, Inc. (A)	88,801	16,247,031
Littelfuse, Inc.	21,689	5,277,151
Sanmina Corp. (A)	28,966	3,969,790
TD SYNNEX Corp.	42,600	6,666,474
Teledyne Technologies, Inc. (A)	20,981	11,053,210
Trimble, Inc. (A)	140,555	11,209,261
Vontier Corp.	81,972	3,155,922
Zebra Technologies Corp., Class A (A)	40,160	10,813,080
IT services – 1.8%
Akamai Technologies, Inc. (A)	97,518	7,323,602
Amdocs, Ltd.	109,651	9,239,193
EPAM Systems, Inc. (A)	42,670	6,978,252
Gartner, Inc. (A)	32,250	8,008,965
GoDaddy, Inc., Class A (A)	60,694	8,080,192
Kyndryl Holdings, Inc. (A)	167,062	4,831,433
MongoDB, Inc. (A)	17,505	6,298,649
Okta, Inc. (A)	88,877	8,134,912
Twilio, Inc., Class A (A)	74,538	10,053,685
VeriSign, Inc.	33,772	8,098,526
Semiconductors and semiconductor equipment – 2.8%
Astera Labs, Inc. (A)	31,175	5,819,749
Cirrus Logic, Inc. (A)	22,063	2,926,657
Credo Technology Group Holding, Ltd. (A)	34,030	6,384,709
Entegris, Inc. (B)	103,684	9,494,344
First Solar, Inc. (A)	59,129	15,783,895
GlobalFoundries, Inc. (A)(B)	38,908	1,385,125
Lattice Semiconductor Corp. (A)	73,651	5,373,577
MACOM Technology Solutions Holdings, Inc. (A)	35,219	5,216,990
MKS, Inc. (B)	62,589	8,994,665
Monolithic Power Systems, Inc.	19,470	19,567,350
Qorvo, Inc. (A)	79,272	7,524,498
Rambus, Inc. (A)	69,710	7,168,976
Skyworks Solutions, Inc.	92,024	7,152,105
Teradyne, Inc.	89,509	16,269,156
Universal Display Corp.	32,884	4,843,156
Software – 3.6%
Appfolio, Inc., Class A (A)	12,280	3,124,400
Aurora Innovation, Inc. (A)(B)	583,284	3,056,408
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	34

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Bentley Systems, Inc., Class B	86,152	$4,379,106
CCC Intelligent Solutions Holdings, Inc. (A)(B)	319,630	2,787,174
Clearwater Analytics Holdings, Inc., Class A (A)	50,907	937,198
CommVault Systems, Inc. (A)	22,117	3,079,129
Confluent, Inc., Class A (A)	108,010	2,524,194
DocuSign, Inc. (A)	120,389	8,805,251
Dolby Laboratories, Inc., Class A	51,112	3,389,748
Dropbox, Inc., Class A (A)	129,461	3,754,369
Dynatrace, Inc. (A)	150,233	7,597,283
Elastic NV (A)	34,680	3,094,150
Fair Isaac Corp. (A)	8,844	14,676,883
Gen Digital, Inc.	347,009	9,147,157
Gitlab, Inc., Class A (A)(B)	48,150	2,347,313
Guidewire Software, Inc. (A)	24,775	5,788,431
HubSpot, Inc. (A)	13,891	6,833,261
InterDigital, Inc. (B)	15,869	5,743,943
Klaviyo, Inc., Class A (A)	40,193	1,045,018
Life360, Inc. (A)(B)	18,847	1,860,387
Manhattan Associates, Inc. (A)	32,715	5,956,420
Nutanix, Inc., Class A (A)	58,690	4,181,076
Pegasystems, Inc.	62,683	3,989,773
Pivotal Software, Inc. (A)(C)	9,845	0
Procore Technologies, Inc. (A)	43,200	3,189,024
PTC, Inc. (A)	54,056	10,732,278
Rubrik, Inc., Class A (A)	22,852	1,720,070
Samsara, Inc., Class A (A)	44,839	1,801,183
SentinelOne, Inc., Class A (A)	133,017	2,374,353
Tyler Technologies, Inc. (A)	18,645	8,879,868
UiPath, Inc., Class A (A)	149,069	2,364,234
Unity Software, Inc. (A)	112,545	4,265,456
Varonis Systems, Inc. (A)	25,998	915,910
Zoom Communications, Inc., Class A (A)	96,477	8,415,689
Zscaler, Inc. (A)	18,690	6,189,007
Technology hardware, storage and peripherals – 2.8%
Hewlett Packard Enterprise Company	656,911	16,041,767
HP, Inc.	248,718	6,882,027
IonQ, Inc. (A)(B)	64,276	4,009,537
NetApp, Inc.	107,826	12,699,746
Pure Storage, Inc., Class A (A)	132,155	13,043,699
Sandisk Corp. (A)	62,366	12,431,415
Seagate Technology Holdings PLC	80,489	20,595,525
Super Micro Computer, Inc. (A)(B)	224,428	11,661,279
Western Digital Corp.	188,640	28,335,602
Materials – 4.9%		216,234,310
Chemicals – 1.6%
Albemarle Corp.	61,678	6,058,630
Axalta Coating Systems, Ltd. (A)	156,641	4,459,569
CF Industries Holdings, Inc.	108,653	9,049,708
DuPont de Nemours, Inc.	106,290	8,678,579
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Eastman Chemical Company	83,481	$4,968,789
Element Solutions, Inc.	118,967	3,178,798
International Flavors & Fragrances, Inc.	84,800	5,339,856
LyondellBasell Industries NV, Class A	114,786	5,328,366
NewMarket Corp.	4,127	3,169,123
PPG Industries, Inc.	84,562	8,265,936
RPM International, Inc.	66,907	7,311,597
The Mosaic Company	217,364	5,966,642
Westlake Corp. (B)	19,262	1,325,418
Construction materials – 0.7%
Eagle Materials, Inc.	18,962	4,026,012
Martin Marietta Materials, Inc.	21,766	13,344,735
Vulcan Materials Company	39,451	11,421,065
Containers and packaging – 1.5%
Amcor PLC	1,324,840	10,466,236
AptarGroup, Inc.	44,494	5,161,749
Avery Dennison Corp.	44,648	7,808,489
Ball Corp.	157,865	7,419,655
Crown Holdings, Inc.	83,750	8,138,825
Graphic Packaging Holding Company	237,549	3,798,409
International Paper Company	185,847	7,181,128
Packaging Corp. of America	42,454	8,310,795
Smurfit WestRock PLC	210,188	7,760,141
Metals and mining – 1.0%
Alcoa Corp.	102,916	3,786,280
Coeur Mining, Inc. (A)	249,770	4,288,551
Commercial Metals Company	87,266	5,180,110
MP Materials Corp. (A)(B)	36,341	2,292,754
Reliance, Inc.	33,448	9,446,719
Royal Gold, Inc. (A)	37,062	6,478,067
Steel Dynamics, Inc.	82,378	12,916,870
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	44,848	3,906,709
Real estate – 5.4%		241,000,276
Diversified REITs – 0.2%
Essential Properties Realty Trust, Inc.	46,831	1,399,310
WP Carey, Inc.	93,828	6,192,648
Health care REITs – 0.7%
Alexandria Real Estate Equities, Inc.	44,696	2,602,201
American Healthcare REIT, Inc.	54,784	2,482,811
CareTrust REIT, Inc.	71,949	2,493,033
Healthcare Realty Trust, Inc.	160,663	2,846,948
Healthpeak Properties, Inc.	296,046	5,314,026
Omega Healthcare Investors, Inc.	125,968	5,294,435
Ventas, Inc.	118,103	8,714,820
Hotel and resort REITs – 0.1%
Host Hotels & Resorts, Inc.	304,847	4,883,649
Ryman Hospitality Properties, Inc.	24,610	2,138,855
35	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Industrial REITs – 0.4%
EastGroup Properties, Inc.	23,047	$4,022,393
First Industrial Realty Trust, Inc.	59,021	3,262,681
Lineage, Inc.	15,371	605,617
Rexford Industrial Realty, Inc.	102,782	4,246,952
STAG Industrial, Inc.	84,086	3,217,971
Terreno Realty Corp.	39,638	2,264,519
Office REITs – 0.2%
BXP, Inc.	68,334	4,864,697
Vornado Realty Trust	73,166	2,775,918
Real estate management and development – 0.9%
CBRE Group, Inc., Class A (A)	110,433	16,833,302
CoStar Group, Inc. (A)	72,428	4,983,771
Jones Lang LaSalle, Inc. (A)	43,918	13,398,943
Zillow Group, Inc., Class A (A)	16,271	1,163,865
Zillow Group, Inc., Class C (A)	78,110	5,856,688
Residential REITs – 1.1%
American Homes 4 Rent, Class A	141,727	4,478,573
AvalonBay Communities, Inc.	35,855	6,235,902
Camden Property Trust	46,989	4,674,466
Equity LifeStyle Properties, Inc.	77,975	4,760,374
Equity Residential	97,598	5,801,225
Essex Property Trust, Inc.	17,162	4,320,877
Invitation Homes, Inc.	160,932	4,530,236
Mid-America Apartment Communities, Inc.	31,262	4,008,726
Sun Communities, Inc.	49,906	6,318,100
UDR, Inc.	146,647	4,940,537
Retail REITs – 0.6%
Agree Realty Corp.	46,789	3,416,065
Brixmor Property Group, Inc.	135,453	3,543,450
Federal Realty Investment Trust	38,433	3,696,870
Kimco Realty Corp.	291,620	6,024,869
NNN REIT, Inc.	83,252	3,368,376
Regency Centers Corp.	80,381	5,542,270
Specialized REITs – 1.2%
CubeSmart	100,948	3,802,711
Extra Space Storage, Inc.	74,880	9,999,475
Gaming and Leisure Properties, Inc.	119,525	5,337,987
Iron Mountain, Inc.	113,540	11,688,943
Lamar Advertising Company, Class A	43,149	5,117,040
SBA Communications Corp.	27,668	5,297,869
VICI Properties, Inc.	238,324	7,147,337
Weyerhaeuser Company	221,215	5,087,945
Utilities – 5.5%		244,268,382
Electric utilities – 3.1%
Alliant Energy Corp.	91,818	6,135,279
Edison International	221,664	12,275,752
Entergy Corp.	202,129	19,422,576
Evergy, Inc.	162,004	12,443,527
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
Eversource Energy	198,049	$14,617,997
FirstEnergy Corp.	273,399	12,529,876
IDACORP, Inc.	25,093	3,237,499
NRG Energy, Inc.	99,953	17,177,923
OGE Energy Corp.	168,933	7,456,703
Oklo, Inc. (A)	29,213	3,878,610
PG&E Corp.	518,945	8,282,362
Pinnacle West Capital Corp. (B)	105,375	9,327,795
PPL Corp.	269,263	9,833,485
Gas utilities – 0.4%
Atmos Energy Corp.	56,976	9,783,919
National Fuel Gas Company	53,211	4,198,880
UGI Corp.	149,143	4,985,850
Independent power and renewable electricity producers – 0.2%
Talen Energy Corp. (A)	6,782	2,711,308
The AES Corp.	385,528	5,347,273
Multi-utilities – 1.5%
Ameren Corp.	113,103	11,538,768
CenterPoint Energy, Inc.	351,671	13,447,899
CMS Energy Corp.	125,435	9,225,744
DTE Energy Company	79,404	10,762,418
NiSource, Inc.	235,492	9,916,568
WEC Energy Group, Inc.	103,603	11,575,563
Water utilities – 0.3%
American Water Works Company, Inc.	61,143	7,852,595
Essential Utilities, Inc.	161,471	6,302,213

SHORT-TERM INVESTMENTS – 0.4%		$19,662,039
(Cost $19,661,961)
Short-term funds – 0.4%		19,662,039
John Hancock Collateral Trust, 3.9239% (D)(E)	1,286,716	12,872,053

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0278% (D)	6,789,986	6,789,986
Total investments (Multifactor Mid Cap ETF) (Cost $3,612,474,950) 100.3%		$4,448,391,581
Other assets and liabilities, net (0.3%)		(13,104,742)
Total net assets 100.0%		$4,435,286,839

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-25.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 10-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	36

MULTIFACTOR SMALL CAP ETF

As of 10-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$612,482,912
(Cost $573,289,580)
Communication services – 2.2%		13,542,255
Diversified telecommunication services – 0.9%
Globalstar, Inc. (A)(B)	8,154	443,659
Liberty Global, Ltd., Class A (A)	63,553	699,083
Liberty Global, Ltd., Class C (A)	59,846	667,283
Lumen Technologies, Inc. (A)	375,305	3,858,135
Entertainment – 0.4%
Cinemark Holdings, Inc.	26,525	716,440
Madison Square Garden Sports Corp. (A)	6,814	1,460,853
Interactive media and services – 0.2%
CarGurus, Inc. (A)	20,200	709,424
ZoomInfo Technologies, Inc. (A)	69,252	777,007
Media – 0.5%
Magnite, Inc. (A)	24,642	440,599
Nexstar Media Group, Inc.	10,254	2,007,015
TEGNA, Inc.	38,921	765,576
Wireless telecommunication services – 0.2%
Array Digital Infrastructure, Inc.	3,461	170,004
Telephone & Data Systems, Inc.	21,308	827,177
Consumer discretionary – 12.8%		78,378,885
Automobile components – 1.6%
Dorman Products, Inc. (A)	6,745	904,707
Gentex Corp.	57,355	1,344,975
Lear Corp.	19,717	2,063,384
Modine Manufacturing Company (A)(B)	17,996	2,757,167
Patrick Industries, Inc. (B)	7,901	824,627
QuantumScape Corp. (A)(B)	66,555	1,227,274
Visteon Corp.	4,600	492,936
Automobiles – 0.5%
Harley-Davidson, Inc.	42,821	1,155,311
Thor Industries, Inc.	18,795	1,961,258
Broadline retail – 1.0%
Etsy, Inc. (A)	36,076	2,236,712
Macy’s, Inc.	54,341	1,059,106
Ollie’s Bargain Outlet Holdings, Inc. (A)	20,492	2,475,639
Diversified consumer services – 1.6%
ADT, Inc.	180,737	1,597,715
Adtalem Global Education, Inc. (A)	8,466	829,837
Bright Horizons Family Solutions, Inc. (A)	10,286	1,123,540
Driven Brands Holdings, Inc. (A)	14,682	210,687
frontdoor, Inc. (A)	18,446	1,225,368
Graham Holdings Company, Class B	745	754,037
Grand Canyon Education, Inc. (A)	6,774	1,275,544
H&R Block, Inc.	24,657	1,226,439
Laureate Education, Inc., Class A (A)	30,825	894,850
Stride, Inc. (A)	10,484	713,331
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure – 1.9%
Brinker International, Inc. (A)	9,150	$994,239
Caesars Entertainment, Inc. (A)	52,839	1,062,064
Choice Hotels International, Inc. (B)	10,029	932,296
Churchill Downs, Inc.	10,794	1,070,765
Global Business Travel Group I (A)(B)	27,669	217,478
Hilton Grand Vacations, Inc. (A)	16,422	680,692
Life Time Group Holdings, Inc. (A)	33,151	819,824
Penn Entertainment, Inc. (A)	24,298	399,945
Rush Street Interactive, Inc. (A)	14,662	248,668
Shake Shack, Inc., Class A (A)	9,739	939,911
The Cheesecake Factory, Inc.	7,682	382,564
Travel + Leisure Company	15,630	981,251
Vail Resorts, Inc. (B)	13,608	2,018,475
Wyndham Hotels & Resorts, Inc.	13,909	1,021,338
Household durables – 1.5%
Cavco Industries, Inc. (A)	1,924	1,019,335
Champion Homes, Inc. (A)	21,025	1,434,536
Green Brick Partners, Inc. (A)	4,989	322,988
Installed Building Products, Inc.	8,165	2,026,798
Mohawk Industries, Inc. (A)	1,171	133,072
Taylor Morrison Home Corp. (A)	33,939	2,011,565
Tri Pointe Homes, Inc. (A)	21,145	673,468
Whirlpool Corp.	21,527	1,541,979
Leisure products – 1.0%
Acushnet Holdings Corp.	6,720	519,658
Brunswick Corp.	25,275	1,670,930
Mattel, Inc. (A)	116,533	2,141,877
Peloton Interactive, Inc., Class A (A)(B)	93,561	679,253
Polaris, Inc.	8,862	585,778
YETI Holdings, Inc. (A)	18,501	628,849
Specialty retail – 2.9%
Abercrombie & Fitch Company, Class A (A)	18,149	1,316,710
Academy Sports & Outdoors, Inc.	16,620	795,932
Advance Auto Parts, Inc. (B)	10,192	480,349
Asbury Automotive Group, Inc. (A)	7,500	1,759,500
AutoNation, Inc. (A)	11,788	2,356,068
Bath & Body Works, Inc.	71,875	1,759,500
Boot Barn Holdings, Inc. (A)	7,799	1,479,080
Five Below, Inc. (A)	2,563	403,083
Group 1 Automotive, Inc.	4,586	1,823,118
Murphy USA, Inc.	3,095	1,108,629
RH (A)(B)	3,903	673,228
Signet Jewelers, Ltd. (B)	6,844	676,529
The Buckle, Inc.	5,261	288,303
Urban Outfitters, Inc. (A)	16,384	1,058,570
Valvoline, Inc. (A)	48,894	1,613,991
Warby Parker, Inc., Class A (A)	17,034	333,696
Textiles, apparel and luxury goods – 0.8%
Columbia Sportswear Company	6,772	336,094
37	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Crocs, Inc. (A)	13,469	$1,100,283
Kontoor Brands, Inc.	13,582	1,099,055
PVH Corp.	18,706	1,465,241
VF Corp. (B)	66,801	937,886
Consumer staples – 1.9%		11,912,766
Beverages – 0.0%
National Beverage Corp. (A)	5,663	194,071
Consumer staples distribution and retail – 0.1%
PriceSmart, Inc.	4,302	494,472
Food products – 1.3%
Cal-Maine Foods, Inc.	10,927	959,391
Darling Ingredients, Inc. (A)	59,147	1,895,661
Flowers Foods, Inc.	77,179	920,745
Freshpet, Inc. (A)	19,425	955,904
Lamb Weston Holdings, Inc.	4,271	263,649
Post Holdings, Inc. (A)	17,982	1,868,869
Seaboard Corp.	39	131,429
The Marzetti Company	4,962	777,992
The Simply Good Foods Company (A)	20,885	408,719
Tootsie Roll Industries, Inc. (B)	2,794	98,600
Household products – 0.2%
Reynolds Consumer Products, Inc. (B)	21,089	515,415
WD-40 Company	2,953	573,709
Personal care products – 0.3%
BellRing Brands, Inc. (A)	6,102	183,853
e.l.f. Beauty, Inc. (A)	10,368	1,266,348
Interparfums, Inc.	4,531	403,939
Energy – 3.8%		23,534,795
Energy equipment and services – 1.3%
Archrock, Inc.	42,041	1,062,376
Cactus, Inc., Class A	17,549	775,139
Kodiak Gas Services, Inc. (B)	13,475	496,958
Noble Corp. PLC (B)	50,087	1,470,053
NOV, Inc.	143,894	2,100,852
Valaris, Ltd. (A)(B)	9,932	557,384
Weatherford International PLC	24,177	1,781,603
Oil, gas and consumable fuels – 2.5%
California Resources Corp.	20,793	980,806
Centrus Energy Corp., Class A (A)	2,865	1,052,773
Chord Energy Corp.	12,744	1,156,136
Civitas Resources, Inc.	38,716	1,116,182
CNX Resources Corp. (A)(B)	33,112	1,114,550
Comstock Resources, Inc. (A)(B)	19,229	360,544
Core Natural Resources, Inc.	12,380	978,020
CVR Energy, Inc. (A)	5,127	182,470
Excelerate Energy, Inc., Class A	3,633	94,131
Gulfport Energy Corp. (A)	2,697	501,669
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kinetik Holdings, Inc.	7,278	$280,276
Magnolia Oil & Gas Corp., Class A	74,842	1,680,951
Matador Resources Company	43,880	1,731,505
Murphy Oil Corp.	54,424	1,540,199
PBF Energy, Inc., Class A	14,240	486,581
SM Energy Company (B)	45,894	958,726
Uranium Energy Corp. (A)	71,045	1,074,911
Financials – 17.2%		105,608,629
Banks – 6.8%
Ameris Bancorp	16,303	1,167,621
Associated Banc-Corp.	40,757	1,009,551
Atlantic Union Bankshares Corp. (B)	30,732	999,405
Axos Financial, Inc. (A)	13,470	1,050,391
BancFirst Corp.	4,606	501,409
Bank OZK	39,425	1,773,731
BankUnited, Inc.	12,626	506,050
BOK Financial Corp.	8,353	873,557
Cadence Bank	63,016	2,378,224
Cathay General Bancorp	16,500	749,925
Columbia Banking System, Inc.	78,238	2,096,778
Community Financial System, Inc.	13,043	723,626
Eastern Bankshares, Inc.	49,029	859,478
First BanCorp	39,351	766,951
First Financial Bankshares, Inc.	47,580	1,469,746
First Hawaiian, Inc.	30,749	754,273
First Interstate BancSystem, Inc., Class A	21,693	677,906
Flagstar Bank NA	83,649	955,272
FNB Corp.	129,148	2,030,207
Fulton Financial Corp.	45,093	783,265
Glacier Bancorp, Inc.	42,009	1,716,068
Hancock Whitney Corp.	20,786	1,187,088
Home BancShares, Inc.	68,380	1,826,430
Independent Bank Corp.	11,707	787,764
International Bancshares Corp.	14,137	938,414
Prosperity Bancshares, Inc.	32,754	2,155,868
Renasant Corp.	15,690	527,655
ServisFirst Bancshares, Inc.	12,503	878,586
Simmons First National Corp., Class A	24,046	417,919
Synovus Financial Corp.	46,269	2,065,448
Texas Capital Bancshares, Inc. (A)	11,270	944,877
TFS Financial Corp. (B)	13,546	180,162
The Bancorp, Inc. (A)	7,313	478,051
United Bankshares, Inc.	52,206	1,868,453
United Community Banks, Inc.	30,278	884,118
Valley National Bancorp	119,144	1,295,095
WesBanco, Inc.	15,793	475,369
WSFS Financial Corp.	14,170	738,115
Capital markets – 2.9%
Affiliated Managers Group, Inc.	9,719	2,312,733
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	38

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Artisan Partners Asset Management, Inc., Class A (B)	17,209	$751,345
BGC Group, Inc., Class A	139,243	1,272,681
Cohen & Steers, Inc.	6,798	464,439
Federated Hermes, Inc.	19,234	932,464
Janus Henderson Group PLC	46,029	2,005,023
Lazard, Inc. (B)	40,804	1,991,235
Moelis & Company, Class A	18,626	1,179,585
Piper Sandler Companies	6,462	2,063,058
PJT Partners, Inc., Class A	9,009	1,451,440
StepStone Group, Inc., Class A	11,907	724,898
StoneX Group, Inc. (A)	10,240	941,261
Victory Capital Holdings, Inc., Class A	12,384	771,152
Virtu Financial, Inc., Class A	20,037	698,089
Consumer finance – 1.5%
Bread Financial Holdings, Inc.	7,645	478,959
Credit Acceptance Corp. (A)(B)	1,852	828,474
Enova International, Inc. (A)	4,012	479,715
FirstCash Holdings, Inc.	14,108	2,236,118
Nelnet, Inc., Class A	3,669	473,484
OneMain Holdings, Inc.	40,361	2,388,968
SLM Corp. (B)	70,991	1,906,108
Upstart Holdings, Inc. (A)	15,708	746,444
Financial services – 2.7%
Enact Holdings, Inc.	11,355	405,601
Essent Group, Ltd.	34,477	2,088,272
Euronet Worldwide, Inc. (A)	15,154	1,149,582
Jackson Financial, Inc., Class A	24,246	2,444,239
MGIC Investment Corp.	80,621	2,210,628
NMI Holdings, Inc., Class A (A)	12,769	465,175
Paymentus Holdings, Inc., Class A (A)	8,437	241,298
PennyMac Financial Services, Inc.	10,624	1,336,605
Radian Group, Inc.	22,892	776,954
Remitly Global, Inc. (A)	27,539	441,726
Sezzle, Inc. (A)(B)	2,860	187,473
The Western Union Company (B)	75,066	700,366
Voya Financial, Inc.	32,740	2,437,820
Walker & Dunlop, Inc.	7,393	590,849
WEX, Inc. (A)	9,485	1,383,672
Insurance – 3.3%
Assured Guaranty, Ltd.	11,137	897,419
Axis Capital Holdings, Ltd.	25,649	2,402,285
F&G Annuities & Life, Inc.	7,713	228,690
First American Financial Corp.	34,591	2,162,283
Genworth Financial, Inc., Class A (A)	100,895	851,554
Goosehead Insurance, Inc., Class A	5,785	397,256
Hagerty, Inc., Class A (A)	7,186	80,627
Kemper Corp.	15,192	683,488
Lemonade, Inc. (A)(B)	11,533	692,903
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Lincoln National Corp.	57,648	$2,421,216
Mercury General Corp.	6,511	503,300
Oscar Health, Inc., Class A (A)	32,927	592,686
Palomar Holdings, Inc. (A)	6,414	731,260
RLI Corp.	32,361	1,908,005
Selective Insurance Group, Inc.	23,168	1,745,477
The Baldwin Insurance Group, Inc. (A)(B)	28,569	631,375
The Hanover Insurance Group, Inc.	11,802	2,016,726
White Mountains Insurance Group, Ltd.	636	1,211,300
Health care – 8.7%		53,272,871
Biotechnology – 3.9%
ACADIA Pharmaceuticals, Inc. (A)	31,324	711,055
ADMA Biologics, Inc. (A)	56,770	878,800
Akero Therapeutics, Inc. (A)	19,213	1,041,345
Alkermes PLC (A)	38,600	1,185,020
Apellis Pharmaceuticals, Inc. (A)	18,618	399,728
Arcellx, Inc. (A)	9,039	815,770
Arrowhead Pharmaceuticals, Inc. (A)	18,898	801,086
Avidity Biosciences, Inc. (A)	20,456	1,428,852
CRISPR Therapeutics AG (A)(B)	21,117	1,351,277
Cytokinetics, Inc. (A)(B)	20,624	1,311,480
Krystal Biotech, Inc. (A)	9,981	1,971,347
Kymera Therapeutics, Inc. (A)(B)	9,436	583,522
Metsera, Inc. (A)	10,767	678,752
Mirum Pharmaceuticals, Inc. (A)	6,538	474,986
MoonLake Immunotherapeutics (A)	6,145	62,065
Nuvalent, Inc., Class A (A)	7,636	758,408
Protagonist Therapeutics, Inc. (A)	10,560	830,227
PTC Therapeutics, Inc. (A)	18,544	1,266,741
REVOLUTION Medicines, Inc. (A)	60,275	3,546,574
Rhythm Pharmaceuticals, Inc. (A)	11,791	1,341,344
Scholar Rock Holding Corp. (A)(B)	13,274	393,176
Soleno Therapeutics, Inc. (A)	8,062	541,444
TG Therapeutics, Inc. (A)(B)	23,018	800,566
Xenon Pharmaceuticals, Inc. (A)	13,224	554,350
Health care equipment and supplies – 1.6%
Dentsply Sirona, Inc.	76,834	968,877
Envista Holdings Corp. (A)	43,210	879,324
Glaukos Corp. (A)	9,488	835,608
ICU Medical, Inc. (A)	5,947	714,175
Integer Holdings Corp. (A)	8,570	553,365
iRhythm Technologies, Inc. (A)	5,171	968,528
Lantheus Holdings, Inc. (A)	24,088	1,389,637
LivaNova PLC (A)	9,278	488,301
Merit Medical Systems, Inc. (A)	21,997	1,925,617
Teleflex, Inc.	1,576	196,165
TransMedics Group, Inc. (A)	5,846	768,983
Health care providers and services – 1.8%
Alignment Healthcare, Inc. (A)	23,191	391,000
39	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
BrightSpring Health Services, Inc. (A)(B)	20,611	$681,194
Chemed Corp.	2,596	1,119,655
Concentra Group Holdings Parent, Inc.	29,832	594,253
CorVel Corp. (A)	11,361	840,146
GeneDx Holdings Corp. (A)	2,994	409,909
Guardant Health, Inc. (A)	27,234	2,533,307
Option Care Health, Inc. (A)	61,301	1,595,665
Privia Health Group, Inc. (A)	21,951	533,409
RadNet, Inc. (A)	26,505	2,014,115
Surgery Partners, Inc. (A)	15,729	344,937
Health care technology – 0.1%
Waystar Holding Corp. (A)	16,015	574,138
Life sciences tools and services – 0.3%
Repligen Corp. (A)	10,028	1,494,774
Sotera Health Company (A)	39,113	649,276
Pharmaceuticals – 1.0%
Amneal Pharmaceuticals, Inc. (A)	28,287	306,065
Axsome Therapeutics, Inc. (A)	7,102	958,699
Corcept Therapeutics, Inc. (A)	21,549	1,583,205
Crinetics Pharmaceuticals, Inc. (A)	20,061	872,654
Jazz Pharmaceuticals PLC (A)	2,386	328,409
Ligand Pharmaceuticals, Inc. (A)	3,178	607,983
Perrigo Company PLC	33,644	697,777
Prestige Consumer Healthcare, Inc. (A)	11,977	725,806
Industrials – 20.1%		123,164,329
Aerospace and defense – 1.5%
Archer Aviation, Inc., Class A (A)(B)	95,728	1,074,068
Hexcel Corp.	30,465	2,175,201
Karman Holdings, Inc. (A)	9,118	768,100
Loar Holdings, Inc. (A)	10,338	818,046
Mercury Systems, Inc. (A)	8,899	688,872
Moog, Inc., Class A	10,585	2,168,337
Spirit AeroSystems Holdings, Inc., Class A (A)	28,912	1,060,781
VSE Corp.	3,293	594,979
Air freight and logistics – 0.4%
GXO Logistics, Inc. (A)	41,379	2,325,914
Building products – 3.3%
AAON, Inc. (B)	25,581	2,516,915
Armstrong World Industries, Inc.	14,323	2,727,529
AZZ, Inc.	7,356	734,497
CSW Industrials, Inc.	6,589	1,650,017
Fortune Brands Innovations, Inc.	22,195	1,127,506
Griffon Corp.	10,809	799,974
Hayward Holdings, Inc. (A)	51,328	871,036
Resideo Technologies, Inc. (A)	22,891	979,735
Simpson Manufacturing Company, Inc.	9,610	1,696,165
Tecnoglass, Inc.	6,195	369,408
Trex Company, Inc. (A)	38,301	1,850,704
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
UFP Industries, Inc.	21,327	$1,964,857
Zurn Elkay Water Solutions Corp.	56,651	2,668,829
Commercial services and supplies – 1.4%
ABM Industries, Inc.	15,226	654,718
Brady Corp., Class A	10,610	805,405
Casella Waste Systems, Inc., Class A (A)	22,670	2,007,882
MSA Safety, Inc.	13,319	2,091,483
OPENLANE, Inc. (A)	17,814	470,646
The Brink’s Company	15,952	1,773,224
UniFirst Corp.	3,714	573,256
Construction and engineering – 3.1%
Arcosa, Inc.	12,195	1,243,890
Argan, Inc.	2,162	662,026
Construction Partners, Inc., Class A (A)	8,173	934,583
Dycom Industries, Inc. (A)	9,632	2,771,993
Everus Construction Group, Inc. (A)	8,763	796,469
Fluor Corp. (A)	40,017	1,951,629
Granite Construction, Inc. (B)	10,884	1,120,072
IES Holdings, Inc. (A)(B)	2,167	849,204
Primoris Services Corp.	12,965	1,834,807
Sterling Infrastructure, Inc. (A)(B)	6,829	2,580,679
Tutor Perini Corp. (A)	7,524	506,817
Valmont Industries, Inc.	6,716	2,776,596
WillScot Holdings Corp.	47,098	1,024,382
Electrical equipment – 0.7%
EnerSys	9,456	1,192,969
Powell Industries, Inc. (B)	1,645	630,677
Sensata Technologies Holding PLC	56,847	1,809,440
Sunrun, Inc. (A)	36,743	762,785
Ground transportation – 1.2%
Avis Budget Group, Inc. (A)(B)	2,803	381,404
Knight-Swift Transportation Holdings, Inc.	29,761	1,342,816
Landstar System, Inc.	13,418	1,723,274
Lyft, Inc., Class A (A)	65,266	1,335,342
Ryder System, Inc.	12,875	2,178,836
Saia, Inc. (A)	981	286,943
Schneider National, Inc., Class B	9,802	209,469
Machinery – 3.9%
AGCO Corp.	14,782	1,524,911
Allison Transmission Holdings, Inc.	14,150	1,168,083
Atmus Filtration Technologies, Inc.	20,809	946,393
Enpro, Inc.	5,294	1,228,261
Esab Corp.	20,328	2,374,717
ESCO Technologies, Inc.	6,313	1,385,514
Federal Signal Corp.	20,547	2,425,162
Flowserve Corp.	45,498	3,105,239
Franklin Electric Company, Inc.	9,801	928,841
Gates Industrial Corp. PLC (A)	62,075	1,370,616
JBT Marel Corp.	9,368	1,181,305
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	40

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Kadant, Inc.	2,892	$800,101
Mueller Water Products, Inc., Class A	39,286	1,008,079
Terex Corp.	10,819	497,890
The Middleby Corp. (A)	8,110	1,007,505
The Timken Company	25,056	1,967,147
The Toro Company	4,720	352,726
Worthington Enterprises, Inc.	5,191	291,163
Marine transportation – 0.1%
Kirby Corp. (A)	5,869	607,324
Matson, Inc.	2,076	209,572
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	4,872	203,309
Copa Holdings SA, Class A	7,485	937,197
SkyWest, Inc. (A)	2,507	251,903
Professional services – 2.5%
Amentum Holdings, Inc. (A)	26,235	587,926
CBIZ, Inc. (A)(B)	13,380	735,900
Clarivate PLC (A)(B)	155,558	528,897
Concentrix Corp. (B)	20,526	827,403
ExlService Holdings, Inc. (A)	54,324	2,124,068
Exponent, Inc.	19,619	1,389,221
FTI Consulting, Inc. (A)	8,298	1,369,253
KBR, Inc.	32,026	1,371,994
Korn Ferry	12,784	827,125
Maximus, Inc.	21,564	1,792,400
Robert Half, Inc.	25,955	679,761
Science Applications International Corp.	17,894	1,676,847
TriNet Group, Inc.	11,565	693,900
Verra Mobility Corp. (A)	37,995	881,864
Trading companies and distributors – 1.8%
Air Lease Corp.	35,498	2,266,902
Boise Cascade Company	14,743	1,039,234
GATX Corp.	12,903	2,023,836
Herc Holdings, Inc.	8,565	1,216,658
McGrath RentCorp	6,003	644,962
MSC Industrial Direct Company, Inc., Class A	10,739	911,848
Rush Enterprises, Inc., Class A	15,534	767,535
Rush Enterprises, Inc., Class B	1,571	82,430
SiteOne Landscape Supply, Inc. (A)	15,691	2,036,221
Information technology – 16.1%		99,086,406
Communications equipment – 0.3%
Calix, Inc. (A)	10,087	690,153
CommScope Holding Company, Inc. (A)	34,165	591,055
Viasat, Inc. (A)	22,292	887,667
Electronic equipment, instruments and components – 4.5%
Advanced Energy Industries, Inc.	9,440	1,913,771
Arrow Electronics, Inc. (A)	18,218	2,032,218
Avnet, Inc.	32,220	1,561,059
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Badger Meter, Inc.	11,000	$1,984,950
Belden, Inc.	9,849	1,200,101
Cognex Corp.	57,987	2,400,082
Crane NXT Company (B)	11,850	749,513
Insight Enterprises, Inc. (A)	12,542	1,254,200
IPG Photonics Corp. (A)	4,003	340,735
Itron, Inc. (A)	11,199	1,123,596
Littelfuse, Inc.	8,769	2,133,585
Mirion Technologies, Inc. (A)(B)	49,221	1,445,621
Novanta, Inc. (A)	13,946	1,771,281
OSI Systems, Inc. (A)	3,996	1,112,726
Plexus Corp. (A)	6,682	934,812
Ralliant Corp.	19,282	846,865
Sanmina Corp. (A)	13,176	1,805,771
TTM Technologies, Inc. (A)	16,662	1,119,686
Vontier Corp.	52,588	2,024,638
IT services – 0.6%
Applied Digital Corp. (A)(B)	38,578	1,337,113
DigitalOcean Holdings, Inc. (A)	12,902	524,595
Globant SA (A)	9,732	599,297
Kyndryl Holdings, Inc. (A)	37,716	1,090,747
Semiconductors and semiconductor equipment – 3.8%
Allegro MicroSystems, Inc. (A)	29,208	873,903
Ambarella, Inc. (A)	6,842	583,144
Amkor Technology, Inc.	28,409	917,043
Cirrus Logic, Inc. (A)	18,739	2,485,728
Impinj, Inc. (A)(B)	4,236	856,350
MKS, Inc.	18,322	2,633,055
Onto Innovation, Inc. (A)	11,671	1,575,118
Qorvo, Inc. (A)	21,161	2,008,602
Rambus, Inc. (A)	36,000	3,702,240
Rigetti Computing, Inc. (A)	54,100	2,395,007
Semtech Corp. (A)	21,567	1,463,537
Silicon Laboratories, Inc. (A)	7,941	1,040,906
SiTime Corp. (A)	5,195	1,504,680
Universal Display Corp.	8,034	1,183,248
Software – 6.2%
ACI Worldwide, Inc. (A)	38,871	1,851,426
Agilysys, Inc. (A)	4,344	544,998
Alarm.com Holdings, Inc. (A)	10,319	507,901
Asana, Inc., Class A (A)(B)	14,183	199,271
AvePoint, Inc. (A)	26,763	376,555
BILL Holdings, Inc. (A)	36,607	1,817,904
Blackbaud, Inc. (A)	11,781	754,455
Blackline, Inc. (A)(B)	14,318	819,706
Box, Inc., Class A (A)	33,719	1,082,043
CCC Intelligent Solutions Holdings, Inc. (A)	209,413	1,826,081
Cipher Mining, Inc. (A)(B)	49,432	921,907
41	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Clear Secure, Inc., Class A	23,225	$707,666
Clearwater Analytics Holdings, Inc., Class A (A)	48,529	893,419
CommVault Systems, Inc. (A)	14,768	2,056,001
Confluent, Inc., Class A (A)	43,710	1,021,503
Dolby Laboratories, Inc., Class A	23,568	1,563,030
D-Wave Quantum, Inc. (A)(B)	56,776	2,104,119
Freshworks, Inc., Class A (A)	56,772	630,169
Gitlab, Inc., Class A (A)	440	21,450
Intapp, Inc. (A)	9,706	372,516
InterDigital, Inc. (B)	6,132	2,219,539
JFrog, Ltd. (A)	23,484	1,115,020
Life360, Inc. (A)(B)	13,281	1,310,968
MARA Holdings, Inc. (A)(B)	63,873	1,166,960
NCino, Inc. (A)	26,594	709,528
Pivotal Software, Inc. (A)(C)	33,553	0
Q2 Holdings, Inc. (A)	10,193	629,520
Qualys, Inc. (A)	8,716	1,074,334
Riot Platforms, Inc. (A)	58,959	1,166,209
SentinelOne, Inc., Class A (A)	75,728	1,351,745
SoundHound AI, Inc., Class A (A)(B)	66,054	1,163,871
SPS Commerce, Inc. (A)	10,926	898,554
Tenable Holdings, Inc. (A)	20,047	581,764
Terawulf, Inc. (A)(B)	61,168	948,104
UiPath, Inc., Class A (A)	69,759	1,106,378
Varonis Systems, Inc. (A)	18,873	664,896
Vertex, Inc., Class A (A)	26,930	616,697
Workiva, Inc. (A)	12,160	1,033,722
Technology hardware, storage and peripherals – 0.7%
Sandisk Corp. (A)	22,867	4,558,079
Materials – 5.3%		32,351,700
Chemicals – 2.4%
Avient Corp.	22,600	724,782
Axalta Coating Systems, Ltd. (A)	39,739	1,131,369
Balchem Corp.	12,267	1,881,635
Cabot Corp.	20,689	1,396,094
Element Solutions, Inc.	84,368	2,254,313
FMC Corp.	31,267	474,320
Hawkins, Inc.	3,308	469,240
HB Fuller Company	13,602	780,347
NewMarket Corp.	2,889	2,218,463
Olin Corp.	45,174	935,102
Perimeter Solutions, Inc. (A)	23,964	563,394
Sensient Technologies Corp.	10,256	967,038
The Scotts Miracle-Gro Company	11,867	635,122
Construction materials – 0.4%
Eagle Materials, Inc.	5,969	1,267,338
Knife River Corp. (A)	14,888	900,128
United States Lime & Minerals, Inc.	1,821	213,458
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging – 1.0%
Graphic Packaging Holding Company	56,011	$895,616
Greif, Inc., Class A	4,316	245,537
Greif, Inc., Class B	364	21,458
Sealed Air Corp.	56,688	1,899,615
Silgan Holdings, Inc. (B)	35,777	1,381,708
Sonoco Products Company	38,946	1,580,039
Metals and mining – 1.2%
Alcoa Corp.	14,036	516,384
Cleveland-Cliffs, Inc. (A)	184,740	2,296,318
Commercial Metals Company	39,929	2,370,185
Hecla Mining Company	150,651	1,938,878
Warrior Met Coal, Inc.	5,703	386,892
Paper and forest products – 0.3%
Louisiana-Pacific Corp.	23,039	2,006,927
Real estate – 7.3%		44,645,418
Diversified REITs – 0.5%
Broadstone Net Lease, Inc.	45,117	808,497
Essential Properties Realty Trust, Inc.	70,919	2,119,060
Health care REITs – 1.3%
American Healthcare REIT, Inc.	40,015	1,813,480
CareTrust REIT, Inc.	40,750	1,411,988
Healthcare Realty Trust, Inc.	125,108	2,216,914
Medical Properties Trust, Inc.	118,434	612,304
National Health Investors, Inc.	10,904	812,457
Sabra Health Care REIT, Inc.	58,104	1,035,413
Hotel and resort REITs – 0.4%
Apple Hospitality REIT, Inc.	53,000	593,070
Ryman Hospitality Properties, Inc.	21,590	1,876,387
Industrial REITs – 1.1%
Americold Realty Trust, Inc.	69,267	892,852
First Industrial Realty Trust, Inc.	27,835	1,538,719
STAG Industrial, Inc.	51,914	1,986,749
Terreno Realty Corp.	35,743	2,041,998
Office REITs – 1.2%
COPT Defense Properties	27,021	761,182
Cousins Properties, Inc.	41,509	1,076,328
Douglas Emmett, Inc.	37,335	483,115
Highwoods Properties, Inc.	26,641	762,732
Kilroy Realty Corp.	28,752	1,214,772
SL Green Realty Corp.	17,142	880,242
Vornado Realty Trust	59,638	2,262,666
Real estate management and development – 0.6%
Compass, Inc., Class A (A)	85,816	661,641
Cushman & Wakefield PLC (A)	38,967	611,782
Howard Hughes Holdings, Inc. (A)	7,413	587,703
Landbridge Company LLC, Class A (B)	4,182	247,449
Newmark Group, Inc., Class A	34,743	619,468
Opendoor Technologies, Inc. (A)(B)	106,564	828,002
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	42

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Residential REITs – 0.1%
Independence Realty Trust, Inc.	56,978	$907,660
Retail REITs – 1.3%
Agree Realty Corp.	36,879	2,692,536
Kite Realty Group Trust	83,496	1,848,601
Phillips Edison & Company, Inc.	48,558	1,643,203
Tanger, Inc.	27,177	884,883
The Macerich Company	61,062	1,047,213
Specialized REITs – 0.8%
EPR Properties	18,213	892,801
Four Corners Property Trust, Inc.	21,566	509,820
Millrose Properties, Inc., Class A	28,935	931,996
National Storage Affiliates Trust	27,330	795,030
Outfront Media, Inc.	36,099	638,591
PotlatchDeltic Corp.	13,027	521,080
Rayonier, Inc.	26,055	575,034
Utilities – 4.4%		26,984,858
Electric utilities – 1.3%
ALLETE, Inc.	14,014	943,563
IDACORP, Inc.	18,981	2,448,929
MGE Energy, Inc.	9,146	757,929
Otter Tail Corp.	10,067	777,374
Portland General Electric Company	42,440	1,938,659
TXNM Energy, Inc.	23,103	1,312,250
Gas utilities – 2.0%
Chesapeake Utilities Corp.	4,921	626,345
MDU Resources Group, Inc.	79,709	1,528,819
National Fuel Gas Company	30,697	2,422,300
New Jersey Resources Corp.	24,878	1,102,095
ONE Gas, Inc.	14,872	1,192,586
Southwest Gas Holdings, Inc.	24,254	1,928,193
Spire, Inc.	14,218	1,228,435
UGI Corp.	74,354	2,485,654
Independent power and renewable electricity producers – 0.5%
Clearway Energy, Inc., Class A	15,492	464,605
Clearway Energy, Inc., Class C	28,605	913,358
Ormat Technologies, Inc.	14,400	1,531,728
Multi-utilities – 0.5%
Avista Corp.	19,992	760,696
Black Hills Corp.	17,963	1,139,393
Northwestern Energy Group, Inc.	15,066	898,988
Water utilities – 0.1%
American States Water Company	8,175	582,959

SHORT-TERM INVESTMENTS – 1.5%		$9,011,017
(Cost $9,010,844)
Short-term funds – 1.5%		9,011,017
John Hancock Collateral Trust, 3.9239% (D)(E)	801,239	8,015,433
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0278% (D)	995,584	$995,584
Total investments (Multifactor Small Cap ETF) (Cost $582,300,424) 101.3%		$621,493,929
Other assets and liabilities, net (1.3%)		(8,103,840)
Total net assets 100.0%		$613,390,089

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-25.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 10-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
43	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-25 (unaudited)

	Multifactor Developed International ETF	Multifactor Emerging Markets ETF	Multifactor Large Cap ETF	Multifactor Mid Cap ETF
Assets
Unaffiliated investments, at value	$811,038,292	$650,535,088	$1,031,739,248	$4,435,519,528
Affiliated investments, at value	150,792	318,363	828,127	12,872,053
Total investments, at value	811,189,084	650,853,451	1,032,567,375	4,448,391,581
Receivable for futures variation margin	—	22,488	—	—
Foreign currency, at value	1,778,224	2,593,671	—	—
Collateral held at broker for futures contracts	—	66,452	—	—
Dividends and interest receivable	3,659,077	489,994	526,982	1,595,132
Receivable for fund shares sold	—	—	—	11,273,422
Receivable for securities lending income	—	8,288	1,005	19,629
Other assets	3,327	26,824	32,049	102,088
Total assets	816,629,712	654,061,168	1,033,127,411	4,461,381,852
Liabilities
Foreign capital gains tax payable	—	8,233,123	—	—
Payable for investments purchased	5,542	2,985	—	11,265,368
Payable upon return of securities loaned	145,750	318,011	827,990	12,874,184
Payable to affiliates
Investment management fees	217,306	186,964	197,828	1,354,006
Accounting and legal services fees	22,417	17,767	28,388	120,803
Trustees’ fees	551	327	770	3,972
Other liabilities and accrued expenses	146,411	249,480	132,294	476,680
Total liabilities	537,977	9,008,657	1,187,270	26,095,013
Net assets	$816,091,735	$645,052,511	$1,031,940,141	$4,435,286,839
Net assets consist of
Paid-in capital	$732,906,208	$516,032,809	$746,449,050	$3,641,554,029
Total distributable earnings (loss)	83,185,527	129,019,702	285,491,091	793,732,810
Net assets	$816,091,735	$645,052,511	$1,031,940,141	$4,435,286,839
Unaffiliated investments, at cost	$672,994,644	$436,779,406	$712,753,669	$3,599,602,975
Affiliated investments, at cost	$150,786	$318,347	$828,125	$12,871,975
Foreign currency, at cost	$1,796,911	$2,607,091	—	—
Securities loaned, at value	$17,379,194	$12,678,551	$6,707,055	$126,689,577
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$816,091,735	$645,052,511	$1,031,940,141	$4,435,286,839
Shares outstanding	20,300,000	19,500,000	13,000,000	68,850,000
Net asset value per share	$40.20	$33.08	$79.38	$64.42
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	44

STATEMENTS OF ASSETS AND LIABILITIES 10-31-25 (unaudited)

Continued
Multifactor Small Cap ETF
Assets
Unaffiliated investments, at value	$613,478,496
Affiliated investments, at value	8,015,433
Total investments, at value	621,493,929
Collateral held at broker for futures contracts	35
Dividends and interest receivable	179,314
Receivable for securities lending income	8,318
Other assets	16,656
Total assets	621,698,252
Liabilities
Payable for investments purchased	3,074
Payable upon return of securities loaned	8,015,284
Payable to affiliates
Investment management fees	183,181
Accounting and legal services fees	17,092
Trustees’ fees	405
Other liabilities and accrued expenses	89,127
Total liabilities	8,308,163
Net assets	$613,390,089
Net assets consist of
Paid-in capital	$684,757,212
Total distributable earnings (loss)	(71,367,123)
Net assets	$613,390,089
Unaffiliated investments, at cost	$574,285,164
Affiliated investments, at cost	$8,015,260
Securities loaned, at value	$48,456,228
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$613,390,089
Shares outstanding	14,775,000
Net asset value per share	$41.52
45	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-25 (unaudited)

	Multifactor Developed International ETF	Multifactor Emerging Markets ETF	Multifactor Large Cap ETF	Multifactor Mid Cap ETF
Investment income
Dividends from unaffiliated investments	$13,032,229	$12,307,365	$7,228,473	$31,600,909
Securities lending	22,177	35,582	5,078	98,446
Interest	7,743	962	423	2,323
Less foreign taxes withheld	(1,158,078)	(1,771,524)	(1,741)	(7,023)
Total investment income	11,904,071	10,572,385	7,232,233	31,694,655
Expenses
Investment management fees	1,299,706	1,372,673	1,303,261	7,855,317
Accounting and legal services fees	70,366	59,206	95,125	402,563
Transfer agent fees	5,042	5,042	5,042	5,042
Trustees’ fees	8,090	7,033	11,539	49,468
Custodian fees	114,201	286,347	81,515	318,013
Printing and postage	22,409	16,536	29,927	110,851
Professional fees	33,357	31,275	37,610	91,956
Stock exchange listing fees	5,317	3,980	5,317	8,388
Other	17,490	18,414	21,344	61,038
Total expenses	1,575,978	1,800,506	1,590,680	8,902,636
Less expense reductions	(127,367)	(270,782)	(137,058)	(185,851)
Net expenses	1,448,611	1,529,724	1,453,622	8,716,785
Net investment income	10,455,460	9,042,661	5,778,611	22,977,870
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(3,675,904)	9,333,938[1]	(2,339,621)	36,608,437
Affiliated investments	(328)	(92)	(49)	223
Futures contracts	66,831	69,392	(40,802)	127,945
Redemptions in-kind	37,206,823	9,930,489	33,516,605	178,098,432
	33,597,422	19,333,727	31,136,133	214,835,037
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	41,381,380	106,082,938[2]	138,408,381	340,243,704
Affiliated investments	(1,461)	(20)	(1)	(154)
Futures contracts	(8,668)	22,440	—	—
	41,371,251	106,105,358	138,408,380	340,243,550
Net realized and unrealized gain	74,968,673	125,439,085	169,544,513	555,078,587
Increase in net assets from operations	$85,424,133	$134,481,746	$175,323,124	$578,056,457

[1]	Net of foreign capital gains taxes of $938,198.
[2]	Net of $460,328 increase in deferred foreign withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	46

STATEMENTS OF OPERATIONS For the six months ended 10-31-25 (unaudited)

Continued

Multifactor Small Cap ETF
Investment income
Dividends from unaffiliated investments	$4,785,340
Securities lending	35,203
Interest	488
Less foreign taxes withheld	(4,979)
Total investment income	4,816,052
Expenses
Investment management fees	1,111,664
Accounting and legal services fees	54,206
Transfer agent fees	5,042
Trustees’ fees	6,607
Custodian fees	47,667
Printing and postage	19,960
Professional fees	31,996
Stock exchange listing fees	5,317
Other	14,671
Total expenses	1,297,130
Less expense reductions	(99,889)
Net expenses	1,197,241
Net investment income	3,618,811
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,586,778)
Affiliated investments	(51)
Futures contracts	104,616
Redemptions in-kind	31,898,555
29,416,342
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	46,871,013
Affiliated investments	124
Futures contracts	(22,124)
46,849,013
Net realized and unrealized gain	76,265,355
Increase in net assets from operations	$79,884,166
47	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multifactor Developed International ETF		Multifactor Emerging Markets ETF		Multifactor Large Cap ETF
	Six months ended 10-31-25 (unaudited)	Year ended 4-30-25	Six months ended 10-31-25 (unaudited)	Year ended 4-30-25	Six months ended 10-31-25 (unaudited)	Year ended 4-30-25
Increase (decrease) in net assets
From operations
Net investment income	$10,455,460	$19,548,970	$9,042,661	$16,384,765	$5,778,611	$11,288,176
Net realized gain (loss)	33,597,422	42,054,519	19,333,727	(3,896,141)	31,136,133	37,701,010
Change in net unrealized appreciation	41,371,251	14,766,015	106,105,358	22,390,015	138,408,380	28,683,370
Increase in net assets resulting from operations	85,424,133	76,369,504	134,481,746	34,878,639	175,323,124	77,672,556
Distributions to shareholders
From earnings	(13,550,496)	(23,913,029)	(5,885,040)	(18,742,260)	(5,070,912)	(11,075,181)
From fund share transactions
Shares issued	153,127,415	100,355,577	9,524,341	16,271,467	34,109,868	87,238,616
Shares repurchased	(88,586,489)	(177,011,837)	(70,378,513)	(133,484,331)	(63,972,458)	(96,470,958)
Total from fund share transactions	64,540,926	(76,656,260)	(60,854,172)	(117,212,864)	(29,862,590)	(9,232,342)
Total increase (decrease)	136,414,563	(24,199,785)	67,742,534	(101,076,485)	140,389,622	57,365,033
Net assets
Beginning of period	679,677,172	703,876,957	577,309,977	678,386,462	891,550,519	834,185,486
End of period	$816,091,735	$679,677,172	$645,052,511	$577,309,977	$1,031,940,141	$891,550,519
Share activity
Shares outstanding
Beginning of period	18,700,000	21,000,000	21,500,000	25,900,000	13,375,000	13,500,000
Shares issued	3,900,000	2,900,000	300,000	600,000	450,000	1,300,000
Shares repurchased	(2,300,000)	(5,200,000)	(2,300,000)	(5,000,000)	(825,000)	(1,425,000)
End of period	20,300,000	18,700,000	19,500,000	21,500,000	13,000,000	13,375,000
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	48

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Mid Cap ETF		Multifactor Small Cap ETF
	Six months ended 10-31-25 (unaudited)	Year ended 4-30-25	Six months ended 10-31-25 (unaudited)	Year ended 4-30-25
Increase (decrease) in net assets
From operations
Net investment income	$22,977,870	$41,308,332	$3,618,811	$5,092,662
Net realized gain	214,835,037	154,595,786	29,416,342	38,522,905
Change in net unrealized appreciation (depreciation)	340,243,550	(24,159,202)	46,849,013	(42,749,091)
Increase in net assets resulting from operations	578,056,457	171,744,916	79,884,166	866,476
Distributions to shareholders
From earnings	(18,397,505)	(40,797,142)	(2,410,350)	(4,764,845)
From fund share transactions
Shares issued	396,754,042	511,431,257	145,351,787	277,706,355
Shares repurchased	(311,366,124)	(484,031,609)	(93,484,032)	(203,353,880)
Total from fund share transactions	85,387,918	27,399,648	51,867,755	74,352,475
Total increase	645,046,870	158,347,422	129,341,571	70,454,106
Net assets
Beginning of period	3,790,239,969	3,631,892,547	484,048,518	413,594,412
End of period	$4,435,286,839	$3,790,239,969	$613,390,089	$484,048,518
Share activity
Shares outstanding
Beginning of period	67,500,000	67,075,000	13,475,000	11,450,000
Shares issued	6,250,000	8,775,000	3,575,000	7,325,000
Shares repurchased	(4,900,000)	(8,350,000)	(2,275,000)	(5,300,000)
End of period	68,850,000	67,500,000	14,775,000	13,475,000
49	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

Period ended	10-31-25[1]	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$36.35	$33.52	$31.40	$29.98	$33.43	$24.33
Net investment income[2]	0.55	0.96	0.93	0.92	0.97	0.70
Net realized and unrealized gain (loss) on investments	4.04	3.01	2.17	1.30	(3.34)	8.99
Total from investment operations	4.59	3.97	3.10	2.22	(2.37)	9.69
Less distributions
From net investment income	(0.74)	(1.14)	(0.98)	(0.80)	(1.08)	(0.59)
Net asset value, end of period	$40.20	$36.35	$33.52	$31.40	$29.98	$33.43
Total return (%)[3]	12.76[4]	12.23	10.12	7.79	(7.45)	40.26
Ratios and supplemental data
Net assets, end of period (in millions)	$816	$680	$704	$487	$483	$485
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42[5]	0.43	0.43	0.43	0.42	0.43
Expenses including reductions	0.39[5]	0.39	0.39	0.39	0.39	0.39
Net investment income	2.82[5]	2.81	2.95	3.26	2.92	2.43
Portfolio turnover (%)[6]	9	13	15	12	10	8

[1]	Six months ended 10-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR EMERGING MARKETS ETF

Period ended	10-31-25[1]	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$26.85	$26.19	$24.25	$26.33	$31.19	$21.61
Net investment income[2]	0.44	0.68	0.62	0.79	0.72	0.50
Net realized and unrealized gain (loss) on investments	6.07	0.74	2.05	(2.21)	(4.79)	9.57
Total from investment operations	6.51	1.42	2.67	(1.42)	(4.07)	10.07
Less distributions
From net investment income	(0.28)	(0.76)	(0.73)	(0.66)	(0.79)	(0.49)
Net asset value, end of period	$33.08	$26.85	$26.19	$24.25	$26.33	$31.19
Total return (%)[3]	24.38[4]	5.50	11.19	(5.32)	(13.33)	46.99
Ratios and supplemental data
Net assets, end of period (in millions)	$645	$577	$678	$703	$661	$736
Ratios (as a percentage of average net assets):
Expenses before reductions	0.58[5]	0.58	0.58	0.58	0.56	0.55
Expenses including reductions	0.49[5]	0.49	0.49	0.49	0.49	0.49
Net investment income	2.90[5]	2.53	2.51	3.28	2.43	1.89
Portfolio turnover (%)[6]	5	13	14	10	12	25

[1]	Six months ended 10-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	50

MULTIFACTOR LARGE CAP ETF

Period ended	10-31-25[1]	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$66.66	$61.79	$52.26	$52.21	$53.37	$36.16
Net investment income[2]	0.43	0.83	0.81	0.76	0.63	0.66
Net realized and unrealized gain (loss) on investments	12.67	4.85	9.54	0.01	(1.15)	17.30
Total from investment operations	13.10	5.68	10.35	0.77	(0.52)	17.96
Less distributions
From net investment income	(0.38)	(0.81)	(0.82)	(0.72)	(0.64)	(0.75)
Net asset value, end of period	$79.38	$66.66	$61.79	$52.26	$52.21	$53.37
Total return (%)[3]	19.70[4]	9.16	19.95	1.57	(1.06)	50.22
Ratios and supplemental data
Net assets, end of period (in millions)	$1,032	$892	$834	$719	$782	$706
Ratios (as a percentage of average net assets):
Expenses before reductions	0.32[5]	0.32	0.32	0.32	0.32	0.31
Expenses including reductions	0.29[5]	0.29	0.29	0.29	0.29	0.29
Net investment income	1.15[5]	1.21	1.42	1.51	1.12	1.50
Portfolio turnover (%)[6]	1	4	6	5	4	7

[1]	Six months ended 10-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MID CAP ETF

Period ended	10-31-25[1]	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$56.15	$54.15	$47.53	$48.75	$51.54	$32.39
Net investment income[2]	0.34	0.61	0.64	0.60	0.44	0.39
Net realized and unrealized gain (loss) on investments	8.20	2.00	6.60	(1.28)	(2.83)	19.23
Total from investment operations	8.54	2.61	7.24	(0.68)	(2.39)	19.62
Less distributions
From net investment income	(0.27)	(0.61)	(0.62)	(0.54)	(0.40)	(0.47)
Net asset value, end of period	$64.42	$56.15	$54.15	$47.53	$48.75	$51.54
Total return (%)[3]	15.24[4]	4.79	15.31	(1.37)	(4.72)	61.03
Ratios and supplemental data
Net assets, end of period (in millions)	$4,435	$3,790	$3,632	$2,961	$2,411	$2,163
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42[5]	0.42	0.42	0.42	0.42	0.42
Expenses including reductions	0.41[5]	0.41	0.42	0.42	0.41	0.41
Net investment income	1.08[5]	1.05	1.28	1.28	0.84	0.96
Portfolio turnover (%)[6]	10	12	13	14	10	20

[1]	Six months ended 10-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
51	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF

Period ended	10-31-25[1]	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$35.92	$36.12	$31.61	$31.99	$35.30	$21.77
Net investment income[2]	0.26	0.41	0.37	0.35	0.31	0.36
Net realized and unrealized gain (loss) on investments	5.51	(0.23)	4.50	(0.38)	(3.23)	13.51
Total from investment operations	5.77	0.18	4.87	(0.03)	(2.92)	13.87
Less distributions
From net investment income	(0.17)	(0.38)	(0.36)	(0.35)	(0.39)	(0.34)
Net asset value, end of period	$41.52	$35.92	$36.12	$31.61	$31.99	$35.30
Total return (%)[3]	16.09[4]	0.43	15.43	(0.06)	(8.39)	64.17
Ratios and supplemental data
Net assets, end of period (in millions)	$613	$484	$414	$340	$377	$426
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46[5]	0.46	0.47	0.47	0.45	0.45
Expenses including reductions	0.42[5]	0.42	0.42	0.42	0.42	0.42
Net investment income	1.27[5]	1.04	1.10	1.12	0.90	1.31
Portfolio turnover (%)[6]	19	66	57	44	40	56

[1]	Six months ended 10-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	52

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (the funds).
The investment objective of each fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of their respective Index as listed below:
Fund	Index
Multifactor Developed International ETF	John Hancock Dimensional Developed International Index
Multifactor Emerging Markets ETF	John Hancock Dimensional Emerging Markets Index
Multifactor Large Cap ETF	John Hancock Dimensional Large Cap Index
Multifactor Mid Cap ETF	John Hancock Dimensional Mid Cap Index
Multifactor Small Cap ETF	John Hancock Dimensional Small Cap Index
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF
Investments in securities:
53	JOHN HANCOCK MULTIFACTOR ETFS |

	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Assets
Common stocks
Australia	$54,070,958	$54,070,958	—	—
Austria	2,324,611	2,324,611	—	—
Belgium	9,068,267	9,068,267	—	—
Chile	719,419	719,419	—	—
Denmark	15,246,978	15,246,978	—	—
Finland	10,145,168	10,145,168	—	—
France	89,526,160	89,526,160	—	—
Germany	78,182,060	78,182,060	—	—
Hong Kong	16,261,349	16,261,349	—	—
Ireland	5,299,183	5,299,183	—	—
Israel	5,798,034	5,798,034	—	—
Italy	27,004,932	27,004,932	—	—
Japan	193,830,068	193,830,068	—	—
Luxembourg	2,975,877	2,975,877	—	—
Macau	154,166	154,166	—	—
Mexico	247,067	247,067	—	—
Netherlands	37,076,045	37,076,045	—	—
New Zealand	2,140,465	2,140,465	—	—
Norway	3,804,604	3,804,604	—	—
Portugal	1,437,329	1,437,329	—	—
Singapore	16,300,711	16,300,711	—	—
Spain	27,075,012	27,075,012	—	—
Sweden	23,966,654	23,966,654	—	—
Switzerland	68,176,662	68,176,662	—	—
United Arab Emirates	—	—	—	—
United Kingdom	115,838,570	115,838,570	—	—
United States	233,198	233,198	—	—
Preferred securities	2,787,896	2,787,896	—	—
Rights	2,004	—	$2,004	—
Short-term investments	1,495,637	1,495,637	—	—
Total investments in securities	$811,189,084	$811,187,080	$2,004	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Australia	$174,257	$174,257	—	—
Brazil	18,210,107	18,210,107	—	—
Chile	2,469,068	2,469,068	—	—
China	155,309,240	155,309,240	—	—
Hong Kong	5,345,012	5,345,012	—	—
India	129,958,894	129,454,585	—	$504,309
Indonesia	8,913,658	8,913,658	—	—
Ireland	9,511,572	9,511,572	—	—
Luxembourg	138,105	138,105	—	—
Malaysia	11,322,559	11,322,559	—	—
Mexico	14,736,696	14,736,696	—	—
Netherlands	425,441	425,441	—	—
Philippines	3,762,307	3,762,307	—	—
Poland	8,367,510	8,367,510	—	—
Russia	—	—	—	—
| JOHN HANCOCK MULTIFACTOR ETFS	54

	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Emerging Markets ETF (continued)
Saudi Arabia	$20,818,882	$20,818,882	—	—
Singapore	3,506,925	3,506,925	—	—
South Africa	23,197,707	23,197,707	—	—
South Korea	95,037,605	95,037,605	—	—
Taiwan	114,953,325	114,953,325	—	—
Thailand	9,556,143	9,556,143	—	—
Turkey	3,467,503	3,467,503	—	—
United Kingdom	1,093,124	1,093,124	—	—
United States	1,063,804	1,063,804	—	—
Preferred securities
Brazil	7,905,532	7,905,532	—	—
Chile	488,482	488,482	—	—
India	8,515	—	—	$8,515
Short-term investments	1,111,478	1,111,478	—	—
Total investments in securities	$650,853,451	$650,340,627	—	$512,824
Derivatives:
Assets
Futures	$22,440	$22,440	—	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$83,617,984	$83,617,984	—	—
Consumer discretionary	106,090,725	106,090,725	—	—
Consumer staples	50,596,672	50,596,672	—	—
Energy	34,342,363	34,342,363	—	—
Financials	153,870,354	153,870,354	—	—
Health care	99,218,027	99,189,362	—	$28,665
Industrials	123,578,836	123,578,836	—	—
Information technology	282,725,025	282,725,025	—	—
Materials	30,006,168	30,006,168	—	—
Real estate	25,458,930	25,458,930	—	—
Utilities	40,894,447	40,894,447	—	—
Short-term investments	2,167,844	2,167,844	—	—
Total investments in securities	$1,032,567,375	$1,032,538,710	—	$28,665
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$150,835,152	$150,835,152	—	—
Consumer discretionary	470,423,739	470,423,739	—	—
Consumer staples	187,936,626	187,936,626	—	—
Energy	173,676,436	173,676,436	—	—
Financials	705,771,851	705,771,851	—	—
Health care	458,062,411	457,769,818	—	$292,593
Industrials	912,765,856	912,765,856	—	—
Information technology	667,754,503	667,754,503	—	—
Materials	216,234,310	216,234,310	—	—
Real estate	241,000,276	241,000,276	—	—
Utilities	244,268,382	244,268,382	—	—
55	JOHN HANCOCK MULTIFACTOR ETFS |

	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Mid Cap ETF (continued)
Short-term investments	$19,662,039	$19,662,039	—	—
Total investments in securities	$4,448,391,581	$4,448,098,988	—	$292,593
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$612,482,912	$612,482,912	—	—
Short-term investments	9,011,017	9,011,017	—	—
Total investments in securities	$621,493,929	$621,493,929	—	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at October 31, 2025.
In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds’ net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Multifactor Developed International ETF	$17,379,194	$145,750	$18,200,968
Multifactor Emerging Markets ETF	12,678,551	318,011	13,067,212
Multifactor Large Cap ETF	6,707,055	827,990	6,126,871
Multifactor Mid Cap ETF	126,689,577	12,874,184	116,655,097
Multifactor Small Cap ETF	48,456,228	8,015,284	41,579,600
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
| JOHN HANCOCK MULTIFACTOR ETFS	56

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the funds’ performance.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended October 31, 2025, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended October 31, 2025 were as follows:
Fund	Commitment fee
Multifactor Developed International ETF	$1,798
Multifactor Emerging Markets ETF	1,562
Multifactor Large Cap ETF	2,489
Multifactor Mid Cap ETF	10,519
Multifactor Small Cap ETF	1,368
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of April 30, 2025, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2025:
	No Expiration Date
Fund	Short Term	Long Term
Multifactor Developed International ETF	$27,133,868	$62,936,688
Multifactor Emerging Markets ETF	27,814,283	64,733,157
Multifactor Large Cap ETF	21,675,690	45,766,547
Multifactor Mid Cap ETF	141,249,010	127,699,666
Multifactor Small Cap ETF	102,756,418	39,511,323
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of April 30, 2025, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
57	JOHN HANCOCK MULTIFACTOR ETFS |

For federal income tax purposes, the costs of investments owned on October 31, 2025, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multifactor Developed International ETF	$676,499,742	$155,031,334	$(20,341,992)	$134,689,342
Multifactor Emerging Markets ETF	446,932,767	239,443,982	(35,500,858)	203,943,124
Multifactor Large Cap ETF	714,655,198	363,712,366	(45,800,189)	317,912,177
Multifactor Mid Cap ETF	3,615,888,840	1,021,749,484	(189,246,743)	832,502,741
Multifactor Small Cap ETF	582,363,562	73,410,917	(34,280,550)	39,130,367
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends at least semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. The final determination of tax characteristics of the funds’ distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals and redemptions in-kind.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the funds, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds’ investments. Subsequent payments, referred to as variation margin, are made or received by the funds periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the funds. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended October 31, 2025. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Multifactor Developed International ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2025, there were no open futures contracts.	Up to $5.4 million, as measured during the period
Multifactor Emerging Markets ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed.	Up to $1.4 million
Multifactor Large Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2025, there were no open futures contracts.	Up to $24.5 million, as measured during the period
| JOHN HANCOCK MULTIFACTOR ETFS	58

Fund	Reason	USD Notional range
Multifactor Mid Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2025, there were no open futures contracts.	Up to $12.6 million, as measured during the period
Multifactor Small Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2025, there were no open futures contracts.	From $1.6 million to $2.3 million, as measured during the period
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at October 31, 2025 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Multifactor Emerging Markets ETF	Equity	Receivable/payable for futures variation margin[1]	Futures	$22,440	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Funds’ investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2025:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Developed International ETF	Equity	$66,831
Multifactor Emerging Markets ETF	Equity	$69,392
Multifactor Large Cap ETF	Equity	$(40,802)
Multifactor Mid Cap ETF	Equity	$127,945
Multifactor Small Cap ETF	Equity	$104,616
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2025:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts
Multifactor Developed International ETF	Equity	$(8,668)
Multifactor Emerging Markets ETF	Equity	$22,440
Multifactor Small Cap ETF	Equity	$(22,124)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee.The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The funds are not responsible for payment of the subadvisory fees.
The management fee structure is as follows:
Fund	Average daily net assets
Multifactor Developed International ETF	0.35%
Fund	Average daily net assets
Multifactor Emerging Markets ETF	0.44%

59	JOHN HANCOCK MULTIFACTOR ETFS |

Fund	Average daily net assets
Multifactor Large Cap ETF	0.26%
Multifactor Mid Cap ETF	0.37%
Fund	Average daily net assets
Multifactor Small Cap ETF	0.39%
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended October 31, 2025, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make a payment to each fund, in an amount equal to the amount by which expenses of each fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Multifactor Developed International ETF	0.39%
Multifactor Emerging Markets ETF	0.49%
Multifactor Large Cap ETF	0.29%
Fund	Expense limitation as a percentage of average net assets
Multifactor Mid Cap ETF	—
Multifactor Small Cap ETF	0.42%

Prior to September 1, 2025, the expense limitation as a percentage of average net assets for Multifactor Mid Cap ETF was 0.42%.
Expenses means all the expenses of the funds, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The funds’ expense limitation agreement expires on August 31, 2026, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amount to the following for the six months ended October 31, 2025.
Fund	Expense reimbursement
Multifactor Developed International ETF	$127,367
Multifactor Emerging Markets ETF	270,782
Multifactor Large Cap ETF	137,058
Fund	Expense reimbursement
Multifactor Mid Cap ETF	$185,851
Multifactor Small Cap ETF	99,889

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2025, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Multifactor Developed International ETF	0.32%
Multifactor Emerging Markets ETF	0.35%
Multifactor Large Cap ETF	0.23%
Fund	Net Annual Effective Rate
Multifactor Mid Cap ETF	0.36%
Multifactor Small Cap ETF	0.35%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended October 31, 2025, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Capital share transactions
Each fund will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. Multifactor Large Cap ETF, Multifactor Mid Cap ETF, and Multifactor Small Cap ETF issue and redeem shares at NAV in creation units of 25,000 shares. Multifactor Developed International ETF and Multifactor Emerging Markets ETF issue and redeem shares at NAV in creation units of 100,000 shares.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally
| JOHN HANCOCK MULTIFACTOR ETFS	60

for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. Fixed transaction fees payable to the custodian may also be incurred on creation and redemption transactions. For the six months ended October 31, 2025, such variable and/or fixed transaction fees were approximately $(20,124), $77,835, $(2,600), $(2,600) and $(2,600) for Multifactor Developed International ETF, Multifactor Emerging Markets ETF, Mulitfactor Large Cap ETF, Multifactor Mid Cap ETF and Multifactor Small Cap ETF, respectively. These charges are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, are aggregated below for the six months ended October 31, 2025. In addition, purchases and sales of in-kind transactions are aggregated below for the six months ended October 31, 2025:
	Purchases		Sales and maturities
Fund	In-kind transactions	Non in-kind transactions	In-kind transactions	Non in-kind transactions
Multifactor Developed International ETF	$148,279,273	$70,892,731	$87,872,794	$68,890,977
Multifactor Emerging Markets ETF	—	31,541,779	27,876,507	62,582,683
Multifactor Large Cap ETF	10,812,421	32,593,661	62,260,399	10,797,869
Multifactor Mid Cap ETF	396,485,841	415,735,340	311,200,773	412,575,960
Multifactor Small Cap ETF	145,229,034	109,142,982	93,557,372	104,692,307
Note 8—Industry or sector risk
The funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 9—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 10—Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds’ net assets. At October 31, 2025, funds within the John Hancock group of funds complex had the following affiliate ownership as a percentage of the funds’ net assets (funds with an affiliate ownership of 5% or more are disclosed separately):
Fund	Affiliated Fund	Affiliated Concentration
Multifactor Developed International ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	29.94%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	10.88%
	Other affiliated funds	1.18%
	Total	42.00%
Multifactor Emerging Markets ETF	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	20.11%
	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	16.34%
	John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	11.88%
	John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.49%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	7.75%
	Other affiliated funds	15.95%
	Total	82.52%
Multifactor Mid Cap ETF	Total other affiliated funds	4.42%
61	JOHN HANCOCK MULTIFACTOR ETFS |

Fund	Affiliated Fund	Affiliated Concentration
Multifactor Small Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	17.61%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	9.17%
	Other affiliated funds	1.98%
	Total	28.76%
Note 11—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust*	15,073	$16,563,914	$54,648,349	$(71,059,682)	$(328)	$(1,461)	$22,177	—	$150,792
Multifactor Emerging Markets ETF
John Hancock Collateral Trust*	31,824	$1,690,756	$7,885,817	$(9,258,098)	$(92)	$(20)	$35,582	—	$318,363
Multifactor Large Cap ETF
John Hancock Collateral Trust*	82,781	$36,256	$4,129,969	$(3,338,048)	$(49)	$(1)	$5,078	—	$828,127
Multifactor Mid Cap ETF
John Hancock Collateral Trust*	1,286,716	$3,813,897	$90,161,842	$(81,103,755)	$223	$(154)	$98,446	—	$12,872,053
Multifactor Small Cap ETF
John Hancock Collateral Trust*	801,239	$1,212,438	$45,207,509	$(38,404,587)	$(51)	$124	$35,203	—	$8,015,433

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 12—Segment reporting
The management committee of the Advisor acts as the funds’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK MULTIFACTOR ETFS	62

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds it manages. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services.  The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the Funds’ distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
63	JOHN HANCOCK MULTIFACTOR ETFS |

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark and concluded that the performance of certain Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or each Fund’s respective benchmark with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses, including previous actions taken to reduce management fees for certain of the Funds. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including each of the Funds, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund. The Board also took into account that management has approved the implementation of breakpoints in each Fund’s subadvisory fee schedule. The Board reviewed information provided by the Advisor concerning the investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to each Fund;
| JOHN HANCOCK MULTIFACTOR ETFS	64

(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(h)noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length;
(i)noted that the Advisor also pays the Subadvisor a license fee in connection with each Fund’s use of its Underlying Index;
(j)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each Fund;
(b)the Board also took into account management’s discussion of each Fund’s advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;
(3)the subadvisory fee for each Fund, including the approved breakpoints for each of the Funds and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for each Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
65	JOHN HANCOCK MULTIFACTOR ETFS |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer groups were not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)although not without variation, the performance of certain Funds have generally been in line with or generally outperformed the historical performance of comparable funds, based on the median percentile, and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that the Fund’s performance is being monitored and reasonably addressed, where appropriate);
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)that the subadvisory fees are paid by the Advisor and not the Funds and the Board has approved the implementation of breakpoints to each of the Fund’s subadvisory fee schedule.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
| JOHN HANCOCK MULTIFACTOR ETFS	66

APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.2024	Fees and expenses	Comments
Multifactor Developed International ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund underperformed for the one-, three- and five-year periods.
Morningstar Category – The fund outperformed the peer group median for the three- and five-year periods and underperformed for the one-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group median for the one-year period.
The Board also noted the fund’s favorable performance relative to the peer group median for the three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.
Multifactor Emerging Markets ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund underperformed for the one-, three- and five-year periods.
Morningstar Category - The fund outperformed the peer group median for the three- and five-year periods and underperformed for the one-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are equal to the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and relative to the peer group median for the one-year period.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.
Multifactor Large Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Morningstar Category - The fund underperformed the peer group median for the one-, three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and to the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.
67	JOHN HANCOCK MULTIFACTOR ETFS |

Portfolio (subadvisor)	Performance of fund, as of 12.31.2024	Fees and expenses	Comments
Multifactor Mid Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund underperformed for the one-, three- and five-year periods.
Morningstar Category - The fund outperformed the peer group median for the one- and five-year periods and underperformed for the three-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and relative to the peer group median for the three-year period, including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.
Multifactor Small Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund underperformed for the one-, three- and five-year periods.
Morningstar Category - The fund outperformed the peer group median for the three- and five-year periods and underperformed for the one-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and relative to the peer group median for the one-year period, including the impact of past and current market conditions on the fund’s strategy and management’s plan for the fund.
The Board noted the fund’s favorable performance relative to the peer group median for the three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.
| JOHN HANCOCK MULTIFACTOR ETFS	68

John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multifactor ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETFSA 10/2025
12/2025

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Active Fixed Income ETFs
October 31, 2025

John Hancock
Active Fixed Income ETFs

2	Funds’ investments
59	Financial statements
66	Financial highlights
70	Notes to financial statements
79	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

Funds’ investments
CORE BOND ETF

As of 10-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 56.2%				$8,246,915
(Cost $8,048,553)
U.S. Government 17.2%				2,525,782
U.S. Treasury
Bond	1.625	11-15-50	464,000	252,264
Bond	2.000	02-15-50	132,000	79,850
Bond	4.625	11-15-44	139,000	138,832
Bond	4.750	02-15-45	166,000	168,308
Bond	4.750	05-15-55	412,000	417,407
Bond	4.750	08-15-55	116,000	117,577
Bond	4.875	08-15-45	97,000	99,910
Note	3.375	09-15-28	29,000	28,823
Note	3.625	09-30-30	652,000	649,559
Note	3.875	09-30-32	203,000	202,873
Note	4.250	11-30-26	314,000	315,704
Note	4.250	08-15-35	54,000	54,675
U.S. Government Agency 39.0%				5,721,133
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	11-01-35	64,782	60,101
30 Yr Pass Thru	3.000	02-01-50	56,500	51,087
30 Yr Pass Thru	3.000	09-01-51	82,170	73,913
30 Yr Pass Thru	3.000	05-01-52	78,771	70,960
30 Yr Pass Thru	3.000	06-01-52	56,094	50,479
30 Yr Pass Thru	3.500	01-01-50	79,394	74,237
30 Yr Pass Thru	3.500	01-01-52	76,855	71,455
30 Yr Pass Thru	3.500	03-01-52	17,196	16,004
30 Yr Pass Thru	4.000	06-01-52	62,957	60,175
30 Yr Pass Thru	4.000	06-01-52	64,828	61,833
30 Yr Pass Thru	4.000	06-01-52	33,684	32,248
30 Yr Pass Thru	4.000	07-01-52	64,298	61,658
30 Yr Pass Thru	4.000	07-01-52	65,442	62,468
30 Yr Pass Thru	4.000	11-01-52	67,748	64,797
30 Yr Pass Thru	4.000	12-01-52	64,157	61,503
30 Yr Pass Thru	4.000	01-01-54	65,384	62,310
30 Yr Pass Thru	4.000	01-01-54	13,417	12,807
30 Yr Pass Thru	4.500	07-01-52	58,818	58,431
30 Yr Pass Thru	4.500	02-01-53	124,711	122,838
30 Yr Pass Thru	4.500	02-01-53	62,959	61,719
30 Yr Pass Thru	4.500	03-01-53	63,427	62,455
30 Yr Pass Thru	4.500	02-01-54	62,039	61,029
30 Yr Pass Thru	4.500	02-01-54	12,398	12,200
30 Yr Pass Thru	5.000	08-01-52	62,176	62,334
30 Yr Pass Thru	5.000	03-01-53	68,137	68,608
30 Yr Pass Thru	5.000	04-01-53	66,896	67,337
30 Yr Pass Thru	5.000	04-01-53	70,212	70,697
30 Yr Pass Thru	5.000	08-01-53	69,348	69,502
30 Yr Pass Thru	5.000	10-01-54	68,386	68,751
30 Yr Pass Thru	5.000	11-01-54	71,388	71,502
30 Yr Pass Thru	5.000	12-01-54	14,934	15,000
30 Yr Pass Thru	5.500	11-01-52	57,531	58,789
30 Yr Pass Thru	5.500	01-01-55	29,021	29,774
30 Yr Pass Thru	5.500	02-01-55	17,257	17,602
30 Yr Pass Thru	5.500	05-01-55	20,750	21,210
Federal National Mortgage Association
15 Yr Pass Thru	1.500	12-01-35	59,351	53,552
15 Yr Pass Thru	1.500	11-01-36	60,133	54,256
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	2.000	07-01-36	65,772	$60,875
15 Yr Pass Thru	2.500	08-01-35	62,790	59,505
15 Yr Pass Thru	2.500	03-01-36	63,313	59,779
30 Yr Pass Thru	2.000	06-01-50	86,059	70,515
30 Yr Pass Thru	2.000	07-01-50	86,325	70,733
30 Yr Pass Thru	2.000	03-01-52	76,080	62,766
30 Yr Pass Thru	2.500	01-01-50	93,543	80,618
30 Yr Pass Thru	2.500	09-01-50	94,590	80,604
30 Yr Pass Thru	2.500	01-01-52	93,870	80,606
30 Yr Pass Thru	2.500	01-01-52	65,676	56,642
30 Yr Pass Thru	2.500	04-01-52	64,654	55,821
30 Yr Pass Thru	2.500	04-01-52	82,728	71,348
30 Yr Pass Thru	3.000	01-01-50	82,664	74,253
30 Yr Pass Thru	3.000	03-01-50	81,449	73,162
30 Yr Pass Thru	3.000	11-01-51	80,330	72,081
30 Yr Pass Thru	3.000	12-01-51	15,469	13,871
30 Yr Pass Thru	3.000	03-01-52	56,339	50,471
30 Yr Pass Thru	3.000	03-01-52	57,019	51,364
30 Yr Pass Thru	3.000	05-01-52	82,930	73,747
30 Yr Pass Thru	3.500	06-01-49	55,277	51,686
30 Yr Pass Thru	3.500	07-01-49	55,236	51,752
30 Yr Pass Thru	3.500	08-01-49	55,451	51,729
30 Yr Pass Thru	3.500	04-01-50	56,131	52,485
30 Yr Pass Thru	3.500	07-01-51	79,865	74,503
30 Yr Pass Thru	3.500	01-01-52	81,007	74,683
30 Yr Pass Thru	3.500	04-01-52	78,698	73,046
30 Yr Pass Thru	3.500	06-01-52	82,735	76,483
30 Yr Pass Thru	3.500	09-01-52	17,621	16,268
30 Yr Pass Thru	3.500	12-01-52	29,665	27,646
30 Yr Pass Thru	3.500	08-01-53	18,824	17,549
30 Yr Pass Thru	4.000	05-01-49	63,712	60,996
30 Yr Pass Thru	4.000	05-01-52	63,623	60,792
30 Yr Pass Thru	4.000	06-01-52	131,836	126,133
30 Yr Pass Thru	4.000	06-01-52	68,032	65,132
30 Yr Pass Thru	4.000	06-01-52	7,562	7,251
30 Yr Pass Thru	4.000	09-01-52	9,611	9,174
30 Yr Pass Thru	4.000	10-01-52	36,665	34,814
30 Yr Pass Thru	4.000	01-01-53	66,012	63,507
30 Yr Pass Thru	4.500	07-01-52	64,451	63,463
30 Yr Pass Thru	4.500	07-01-52	66,503	65,172
30 Yr Pass Thru	4.500	08-01-52	60,322	59,605
30 Yr Pass Thru	4.500	08-01-52	63,993	62,732
30 Yr Pass Thru	4.500	09-01-52	61,686	60,740
30 Yr Pass Thru	4.500	10-01-52	64,569	63,599
30 Yr Pass Thru	4.500	11-01-52	61,127	60,209
30 Yr Pass Thru	4.500	06-01-53	65,698	64,712
30 Yr Pass Thru	4.500	01-01-54	64,412	63,405
30 Yr Pass Thru	4.500	04-01-54	66,649	65,565
30 Yr Pass Thru	5.000	08-01-52	66,420	66,900
30 Yr Pass Thru	5.000	09-01-52	12,201	12,251
30 Yr Pass Thru	5.000	09-01-52	14,430	14,526
30 Yr Pass Thru	5.000	09-01-52	62,363	62,447
30 Yr Pass Thru	5.000	07-01-53	58,024	58,292
30 Yr Pass Thru	5.000	09-01-53	65,519	65,890
30 Yr Pass Thru	5.000	11-01-53	19,599	19,581
30 Yr Pass Thru	5.000	10-01-54	62,466	62,663
30 Yr Pass Thru	5.000	11-01-54	23,257	23,251
3	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	11-01-54	76,650	$77,011
30 Yr Pass Thru	5.500	09-01-53	75,021	76,615
30 Yr Pass Thru	5.500	09-01-53	74,210	75,670
30 Yr Pass Thru	5.500	10-01-53	20,042	20,449
30 Yr Pass Thru	5.500	10-01-54	58,975	60,172
30 Yr Pass Thru	5.500	11-01-54	28,482	29,140
30 Yr Pass Thru	5.500	11-01-54	6,490	6,620
30 Yr Pass Thru	5.500	06-01-55	26,032	26,512
30 Yr Pass Thru	5.500	06-01-55	16,842	17,116

30 Yr Pass Thru	5.500	06-01-55	45,756	46,814
Corporate bonds 28.9%				$4,241,488
(Cost $4,132,865)
Communication services 1.8%				258,532
Diversified telecommunication services 0.0%
AT&T, Inc.	4.500	05-15-35	6,000	5,770
Entertainment 0.1%
WMG Acquisition Corp. (A)	3.875	07-15-30	11,000	10,492
Interactive media and services 0.2%
Meta Platforms, Inc.	4.200	11-15-30	16,000	15,983
Meta Platforms, Inc.	4.600	11-15-32	11,000	11,055
Meta Platforms, Inc.	5.625	11-15-55	6,000	5,955
Media 0.7%
Charter Communications Operating LLC	6.384	10-23-35	70,000	72,510
News Corp. (A)	3.875	05-15-29	9,000	8,679
News Corp. (A)	5.125	02-15-32	17,000	16,828
Wireless telecommunication services 0.8%
T-Mobile USA, Inc.	3.875	04-15-30	40,000	39,180
T-Mobile USA, Inc.	5.200	01-15-33	70,000	72,080
Consumer discretionary 0.5%				72,802
Automobiles 0.5%
General Motors Financial Company, Inc.	5.600	06-18-31	70,000	72,802
Consumer staples 0.8%				114,308
Food products 0.7%
JBS USA Lux SA (A)	5.950	04-20-35	2,000	2,093
Mars, Inc. (A)	4.800	03-01-30	13,000	13,280
Mars, Inc. (A)	5.000	03-01-32	6,000	6,166
Pilgrim’s Pride Corp.	6.250	07-01-33	68,000	72,507
Personal care products 0.1%
Kenvue, Inc.	4.850	05-22-32	20,000	20,262
Energy 3.0%				441,000
Oil, gas and consumable fuels 3.0%
Cheniere Energy Partners LP (A)	5.550	10-30-35	7,000	7,163
Cheniere Energy Partners LP	5.950	06-30-33	68,000	71,763
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	4,000	4,130
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	34,000	36,272
Devon Energy Corp. (B)	5.200	09-15-34	10,000	9,931
DT Midstream, Inc. (A)	4.375	06-15-31	46,000	44,655
DT Midstream, Inc. (A)	5.800	12-15-34	15,000	15,495
Energy Transfer LP	5.600	09-01-34	39,000	40,114
Gulfstream Natural Gas System LLC (A)	5.600	07-23-35	6,000	6,145
Occidental Petroleum Corp.	5.375	01-01-32	39,000	39,668
Ovintiv, Inc.	7.200	11-01-31	30,000	33,138
Plains All American Pipeline LP	4.700	01-15-31	5,000	5,011
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	4

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Plains All American Pipeline LP	5.600	01-15-36	4,000	$4,041
Sabine Pass Liquefaction LLC	4.500	05-15-30	40,000	40,142
Targa Resources Corp.	6.150	03-01-29	38,000	39,998
Viper Energy Partners LLC	4.900	08-01-30	4,000	4,028
Whistler Pipeline LLC (A)	5.700	09-30-31	38,000	39,306
Financials 11.1%				1,625,705
Banks 6.8%
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	163,000	148,958
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	79,000	80,775
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	4,000	4,101
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30	22,000	22,902
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	7,000	7,162
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	70,000	73,041
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	39,000	40,574
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	17,000	17,207
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	13,000	12,953
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	6,000	6,188
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	38,000	39,357
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	35,000	36,290
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	107,000	111,662
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	17,000	17,419
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	6,000	6,504
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	7,000	7,152
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	39,000	39,504
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	13,000	13,094
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%) (B)	5.502	09-06-35	50,000	51,214
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35	13,000	13,045
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	7,000	7,315
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	69,000	74,166
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	7,000	7,196
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	69,000	71,304
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	5,000	4,999
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	70,000	72,026
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	6,000	6,210
Capital markets 2.1%
Ares Strategic Income Fund (A)	5.150	01-15-31	16,000	15,690
Ares Strategic Income Fund (A)	5.450	09-09-28	39,000	39,162
Ares Strategic Income Fund (A)	5.800	09-09-30	14,000	14,120
Ares Strategic Income Fund	6.200	03-21-32	7,000	7,143
Ares Strategic Income Fund	6.350	08-15-29	24,000	24,748
Blackstone Private Credit Fund	5.050	09-10-30	13,000	12,779
HPS Corporate Lending Fund	5.950	04-14-32	4,000	4,020
Lazard Group LLC	6.000	03-15-31	38,000	40,161
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	89,000	77,683
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	70,000	71,885
Sixth Street Lending Partners (A)	6.125	07-15-30	4,000	4,111
Consumer finance 0.4%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	14,000	14,059
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	7,000	7,141
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	38,000	39,338
Financial services 0.8%
Apollo Debt Solutions BDC	6.900	04-13-29	38,000	39,789
Enact Holdings, Inc.	6.250	05-28-29	38,000	39,770
NMI Holdings, Inc.	6.000	08-15-29	38,000	39,180
5	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 1.0%
Athene Holding, Ltd.	3.500	01-15-31	41,000	$38,824
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	4,000	3,984
CNO Global Funding (A)	4.950	09-09-29	39,000	39,684
F&G Annuities & Life, Inc.	6.250	10-04-34	16,000	16,263
F&G Annuities & Life, Inc.	6.500	06-04-29	38,000	39,677
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	4,000	4,176
Health care 2.0%				290,729
Biotechnology 1.1%
AbbVie, Inc.	5.050	03-15-34	43,000	44,235
Amgen, Inc.	5.250	03-02-33	107,000	110,795
Health care equipment and supplies 0.5%
Solventum Corp.	5.450	03-13-31	68,000	70,817
Health care providers and services 0.4%
CVS Health Corp. (B)	5.000	09-15-32	7,000	7,111
HCA, Inc. (B)	4.300	11-15-30	4,000	3,981
HCA, Inc. (B)	4.600	11-15-32	7,000	6,957
HCA, Inc.	5.450	04-01-31	38,000	39,550
UnitedHealth Group, Inc.	5.950	06-15-55	7,000	7,283
Industrials 2.8%				410,591
Aerospace and defense 0.6%
Huntington Ingalls Industries, Inc.	4.200	05-01-30	40,000	39,528
The Boeing Company	6.528	05-01-34	39,000	43,152
Passenger airlines 2.2%
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	191,322	173,932
American Airlines 2025-1 Class A Pass Through Trust (D)	4.900	05-11-38	13,000	13,027
American Airlines 2025-1 Class B Pass Through Trust (D)	5.650	11-11-34	4,000	4,046
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	65,308	68,154
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	66,621	68,752
Information technology 2.2%				321,466
Communications equipment 0.3%
Motorola Solutions, Inc.	2.750	05-24-31	43,000	39,428
Electronic equipment, instruments and components 0.3%
TD SYNNEX Corp.	2.650	08-09-31	43,000	38,351
TD SYNNEX Corp.	5.300	10-10-35	14,000	13,970
Semiconductors and semiconductor equipment 1.1%
Broadcom, Inc.	3.419	04-15-33	49,000	45,691
Broadcom, Inc.	4.800	02-15-36	13,000	12,902
Broadcom, Inc.	4.900	07-15-32	20,000	20,446
Broadcom, Inc.	4.900	02-15-38	6,000	5,927
Micron Technology, Inc.	2.703	04-15-32	43,000	38,394
Qorvo, Inc. (A)	3.375	04-01-31	43,000	39,651
Software 0.2%
Oracle Corp.	4.800	09-26-32	8,000	7,918
Oracle Corp.	5.200	09-26-35	10,000	9,848
Oracle Corp.	5.250	02-03-32	7,000	7,126
Technology hardware, storage and peripherals 0.3%
Dell International LLC	4.500	02-15-31	18,000	17,950
Dell International LLC	4.750	10-06-32	15,000	14,957
Dell International LLC	5.100	02-15-36	9,000	8,907
Materials 0.2%				38,165
Metals and mining 0.2%
Freeport-McMoRan, Inc.	5.400	11-14-34	37,000	38,165
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	6

	Rate (%)	Maturity date	Par value^	Value
Real estate 1.2%				$182,456
Industrial REITs 0.0%
Prologis Targeted US Logistics Fund LP (A)	4.250	01-15-31	5,000	4,964
Real estate management and development 0.3%
CoStar Group, Inc. (A)	2.800	07-15-30	42,000	38,432
Residential REITs 0.1%
American Homes 4 Rent LP	4.950	06-15-30	15,000	15,283
Retail REITs 0.1%
Regency Centers LP	5.000	07-15-32	17,000	17,412
Specialized REITs 0.7%
American Tower Corp.	5.550	07-15-33	57,000	59,679
American Tower Corp.	5.650	03-15-33	7,000	7,373
VICI Properties LP	5.125	05-15-32	39,000	39,313
Utilities 3.3%				485,734
Electric utilities 1.8%
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	3,000	3,038
Constellation Energy Generation LLC	6.500	10-01-53	30,000	33,194
Exelon Corp.	5.125	03-15-31	6,000	6,203
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	2,000	2,102
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	5,000	5,204
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	39,000	41,708
NRG Energy, Inc. (A)	5.407	10-15-35	6,000	5,987
NRG Energy, Inc. (A)	7.000	03-15-33	30,000	33,114
Pacific Gas & Electric Company	4.950	07-01-50	41,000	35,290
Pacific Gas & Electric Company	5.800	05-15-34	38,000	39,382
The Southern Company	5.200	06-15-33	39,000	40,126
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	17,000	18,169
Independent power and renewable electricity producers 0.6%
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	4,000	4,076
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	7,000	7,330
Vistra Operations Company LLC (A)	6.000	04-15-34	70,000	73,425
Multi-utilities 0.9%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%) (B)	5.950	04-01-56	8,000	8,051
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	11,000	11,144
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	14,000	14,157
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	30,000	31,533
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	30,000	32,769

Sempra	5.500	08-01-33	38,000	39,732
Collateralized mortgage obligations 6.0%				$879,040
(Cost $860,737)
Commercial and residential 5.0%				739,932
Avenue of Americas
Series 2025-1301, Class A (A)(E)	5.059	08-11-42	11,000	11,162
BAHA Trust
Series 2024-MAR, Class A (A)(E)	5.972	12-10-41	100,000	103,433
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	10,000	10,486
Benchmark Mortgage Trust
Series 2020-B16, Class A5	2.732	02-15-53	50,000	46,519
Series 2024-V12, Class A3	5.738	12-15-57	14,000	14,652
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	26,000	24,608
COLT Mortgage Loan Trust
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	63,899	61,310
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	26,769	25,783
OBX Trust
Series 2021-NQM3, Class A1 (A)(E)	1.054	07-25-61	53,490	44,130
7	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	100,000	$102,632
Towd Point Mortgage Trust
Series 2018-4, Class A1 (A)(E)	3.000	06-25-58	30,015	28,554
Series 2020-4, Class A1 (A)	1.750	10-25-60	38,150	34,852
Verus Securitization Trust
Series 2021-3, Class A1 (A)(E)	1.046	06-25-66	70,367	61,967
Series 2021-4, Class A1 (A)(E)	0.938	07-25-66	175,097	149,096
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	10,000	10,458
Wells Fargo Commercial Mortgage Trust 2025-5C6
Series 2025-5C6, Class A3	5.186	10-15-58	10,000	10,290
U.S. Government Agency 1.0%				139,108
Government National Mortgage Association
Series 2021-11, Class IO	1.021	12-16-62	160,657	11,833
Series 2022-144, Class IO	0.530	10-16-64	558,573	27,756
Series 2024-179, Class XI IO	0.831	12-16-66	273,705	19,668
Series 2025-126, Class IO	0.768	05-16-67	197,654	14,147
Series 2025-128, Class IO	0.926	09-16-67	112,788	9,210
Series 2025-3, Class IO	0.855	04-16-67	264,387	18,517
Series 2025-35, Class IO	0.763	09-16-66	314,650	18,851

Series 2025-73, Class IO	0.676	08-16-67	307,804	19,126
Asset-backed securities 6.9%				$1,017,195
(Cost $998,627)
Asset-backed securities 6.9%				1,017,195
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (A)	6.500	11-16-48	50,000	50,828
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	23,688	22,899
Capital One Prime Auto Receivables Trust
Series 2025-1, Class A3 (D)	3.850	07-15-30	4,000	4,003
CARS-DB8 LP
Series 2024-2A, Class A1 (A)	4.900	05-15-54	94,333	94,053
CLI Funding IX LLC
Series 2024-1A, Class A (A)	5.630	07-20-49	88,450	89,175
Compass Datacenters Issuer II LLC
Series 2025-1A, Class A1 (A)	5.316	05-25-50	25,000	25,377
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	25,000	25,796
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 (A)	4.500	05-20-49	25,000	24,606
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	100,000	99,829
DB Master Finance LLC
Series 2021-1A, Class A2II (A)	2.493	11-20-51	48,125	45,295
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	23,232	22,448
Series 2024-1A, Class A2 (A)	6.372	10-20-54	49,375	51,053
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	25,000	25,157
GM Financial Consumer Automobile Receivables Trust
Series 2025-4, Class A3 (D)	3.840	02-18-31	4,000	3,993
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	25,000	25,682
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	25,000	24,372
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	49,750	50,508
Progress Residential Trust
Series 2025-SFR1, Class A (A)	3.400	02-17-42	99,727	95,544
SMB Private Education Loan Trust
Series 2024-A, Class A1A (A)	5.240	03-15-56	80,925	82,124
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	8

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	23,708	$23,364
Subway Funding LLC
Series 2024-3A, Class A23 (A)	5.914	07-30-54	24,750	24,571
Series 2024-3A, Class A2I (A)	5.246	07-30-54	24,750	24,624
Switch ABS Issuer LLC
Series 2025-1A, Class A2 (A)	5.036	03-25-55	25,000	24,838
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A4	4.430	04-15-30	6,000	6,064
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	25,000	25,590
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	25,000	25,402

	Yield (%)	Shares	Value
Short-term investments 2.3%			$345,143
(Cost $345,128)
Short-term funds 2.3%			345,143
John Hancock Collateral Trust (F)	3.9239(G)	34,501	345,143

Total investments (Cost $14,385,910) 100.3%	$14,729,781
Other assets and liabilities, net (0.3%)	(47,924)
Total net assets 100.0%	$14,681,857

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,181,112 or 14.9% of the fund’s net assets as of 10-31-25.
(B)	All or a portion of this security is on loan as of 10-31-25.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $79,674.
(G)	The rate shown is the annualized seven-day yield as of 10-31-25.
CORE PLUS BOND ETF

As of 10-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 52.6%				$29,456,777
(Cost $28,751,668)
U.S. Government 16.6%				9,270,030
U.S. Treasury
Bond	1.625	11-15-50	1,738,000	944,902
Bond	2.000	02-15-50	540,000	326,658
Bond	4.750	02-15-45	1,391,000	1,410,344
Bond	4.750	05-15-55	1,491,000	1,510,563
Bond	4.750	08-15-55	601,000	609,170
Bond	4.875	08-15-45	117,000	120,510
Note	3.375	09-15-28	196,000	194,806
Note	3.500	10-15-28	12,000	11,967
Note	3.625	09-30-30	1,328,000	1,323,020
Note	3.875	09-30-32	524,000	523,673
Note	4.000	12-15-27	189,000	190,573
Note	4.000	07-31-32	75,000	75,542
9	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	4.250	11-30-26	551,000	$553,990
Note	4.250	01-15-28	110,000	111,487
Note	4.250	08-15-35	1,346,000	1,362,825
U.S. Government Agency 36.0%				20,186,747
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	08-01-35	178,447	165,886
15 Yr Pass Thru	3.500	10-01-37	170,097	165,819
30 Yr Pass Thru	2.000	02-01-52	30,489	25,115
30 Yr Pass Thru	2.500	01-01-52	169,873	146,347
30 Yr Pass Thru	2.500	02-01-52	224,577	193,335
30 Yr Pass Thru	3.000	04-01-50	185,751	166,562
30 Yr Pass Thru	3.000	09-01-51	228,094	205,172
30 Yr Pass Thru	3.000	02-01-52	155,100	139,041
30 Yr Pass Thru	3.000	03-01-52	150,765	135,484
30 Yr Pass Thru	3.000	05-01-52	260,550	234,713
30 Yr Pass Thru	3.500	01-01-50	240,742	225,106
30 Yr Pass Thru	3.500	04-01-50	245,852	229,808
30 Yr Pass Thru	3.500	01-01-52	237,816	221,107
30 Yr Pass Thru	3.500	03-01-52	125,763	117,084
30 Yr Pass Thru	3.500	03-01-52	64,298	59,840
30 Yr Pass Thru	3.500	04-01-52	190,504	177,834
30 Yr Pass Thru	4.000	05-01-52	146,420	140,773
30 Yr Pass Thru	4.000	06-01-52	191,174	182,725
30 Yr Pass Thru	4.000	06-01-52	221,004	210,795
30 Yr Pass Thru	4.000	06-01-52	125,334	119,991
30 Yr Pass Thru	4.000	07-01-52	217,203	208,284
30 Yr Pass Thru	4.000	07-01-52	222,179	212,082
30 Yr Pass Thru	4.000	07-01-52	151,083	144,465
30 Yr Pass Thru	4.000	10-01-52	108,781	104,042
30 Yr Pass Thru	4.000	12-01-52	217,422	208,426
30 Yr Pass Thru	4.000	02-01-53	149,192	143,392
30 Yr Pass Thru	4.000	04-01-53	215,714	206,855
30 Yr Pass Thru	4.000	04-01-53	218,527	209,007
30 Yr Pass Thru	4.000	01-01-54	222,304	211,855
30 Yr Pass Thru	4.000	01-01-54	165,792	158,259
30 Yr Pass Thru	4.500	07-01-52	216,417	213,112
30 Yr Pass Thru	4.500	08-01-52	60,950	59,996
30 Yr Pass Thru	4.500	02-01-53	218,244	214,966
30 Yr Pass Thru	4.500	02-01-53	158,625	155,499
30 Yr Pass Thru	4.500	02-01-54	211,965	208,517
30 Yr Pass Thru	4.500	02-01-54	61,035	60,061
30 Yr Pass Thru	5.000	03-01-53	221,010	222,536
30 Yr Pass Thru	5.000	04-01-53	145,075	146,032
30 Yr Pass Thru	5.000	04-01-53	152,127	153,178
30 Yr Pass Thru	5.000	06-01-53	113,314	113,459
30 Yr Pass Thru	5.000	06-01-53	228,877	229,313
30 Yr Pass Thru	5.000	08-01-53	224,555	225,053
30 Yr Pass Thru	5.000	10-01-53	220,444	222,448
30 Yr Pass Thru	5.000	03-01-54	112,976	113,650
30 Yr Pass Thru	5.000	03-01-54	108,289	108,642
30 Yr Pass Thru	5.000	10-01-54	222,481	223,670
30 Yr Pass Thru	5.000	10-01-54	225,339	225,557
30 Yr Pass Thru	5.000	11-01-54	229,192	229,557
30 Yr Pass Thru	5.000	12-01-54	70,936	71,249
30 Yr Pass Thru	5.000	01-01-55	65,286	65,595
30 Yr Pass Thru	5.500	07-01-54	54,547	55,501
30 Yr Pass Thru	5.500	01-01-55	174,127	178,642
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	10

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	02-01-55	72,943	$74,629
30 Yr Pass Thru	5.500	02-01-55	86,287	88,012
30 Yr Pass Thru	5.500	05-01-55	92,882	94,942
Federal National Mortgage Association
15 Yr Pass Thru	2.000	07-01-36	127,433	117,945
15 Yr Pass Thru	2.500	08-01-35	122,131	115,740
15 Yr Pass Thru	2.500	03-01-36	84,973	80,230
30 Yr Pass Thru	2.000	06-01-50	237,059	194,241
30 Yr Pass Thru	2.000	07-01-50	156,664	128,368
30 Yr Pass Thru	2.000	07-01-51	236,727	193,822
30 Yr Pass Thru	2.000	03-01-52	160,699	132,578
30 Yr Pass Thru	2.500	01-01-50	238,109	205,208
30 Yr Pass Thru	2.500	09-01-50	239,360	203,967
30 Yr Pass Thru	2.500	05-01-51	122,720	105,494
30 Yr Pass Thru	2.500	01-01-52	239,635	205,774
30 Yr Pass Thru	2.500	04-01-52	358,797	309,444
30 Yr Pass Thru	3.000	01-01-50	275,801	247,740
30 Yr Pass Thru	3.000	03-01-50	270,654	243,117
30 Yr Pass Thru	3.000	06-01-51	156,472	140,797
30 Yr Pass Thru	3.000	11-01-51	224,369	201,331
30 Yr Pass Thru	3.000	12-01-51	158,559	142,180
30 Yr Pass Thru	3.000	02-01-52	95,005	85,109
30 Yr Pass Thru	3.000	03-01-52	274,671	245,631
30 Yr Pass Thru	3.000	05-01-52	275,620	245,102
30 Yr Pass Thru	3.500	10-01-49	97,355	91,063
30 Yr Pass Thru	3.500	01-01-50	124,640	116,155
30 Yr Pass Thru	3.500	05-01-50	125,539	116,954
30 Yr Pass Thru	3.500	07-01-51	245,542	229,058
30 Yr Pass Thru	3.500	01-01-52	250,448	230,895
30 Yr Pass Thru	3.500	04-01-52	247,498	230,728
30 Yr Pass Thru	3.500	04-01-52	239,120	221,946
30 Yr Pass Thru	3.500	06-01-52	253,940	234,750
30 Yr Pass Thru	3.500	07-01-52	127,536	117,738
30 Yr Pass Thru	3.500	09-01-52	64,609	59,650
30 Yr Pass Thru	3.500	12-01-52	111,006	103,449
30 Yr Pass Thru	3.500	08-01-53	70,591	65,808
30 Yr Pass Thru	4.000	05-01-49	192,729	184,513
30 Yr Pass Thru	4.000	05-01-52	214,822	205,261
30 Yr Pass Thru	4.000	06-01-52	192,560	184,231
30 Yr Pass Thru	4.000	06-01-52	90,740	87,013
30 Yr Pass Thru	4.000	09-01-52	103,801	99,084
30 Yr Pass Thru	4.000	10-01-52	138,327	131,345
30 Yr Pass Thru	4.500	06-01-52	131,255	129,571
30 Yr Pass Thru	4.500	07-01-52	161,516	159,040
30 Yr Pass Thru	4.500	07-01-52	225,461	220,948
30 Yr Pass Thru	4.500	08-01-52	59,559	58,850
30 Yr Pass Thru	4.500	08-01-52	216,651	212,382
30 Yr Pass Thru	4.500	09-01-52	209,583	206,370
30 Yr Pass Thru	4.500	10-01-52	162,191	159,755
30 Yr Pass Thru	4.500	11-01-52	135,408	133,375
30 Yr Pass Thru	4.500	06-01-53	166,436	163,936
30 Yr Pass Thru	4.500	07-01-53	132,831	130,712
30 Yr Pass Thru	4.500	07-01-53	136,251	134,035
30 Yr Pass Thru	4.500	09-01-53	378,799	372,636
30 Yr Pass Thru	4.500	01-01-54	217,943	214,533
30 Yr Pass Thru	4.500	04-01-54	225,512	221,844
30 Yr Pass Thru	5.000	08-01-52	143,910	144,949
11	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	09-01-52	59,482	$59,725
30 Yr Pass Thru	5.000	03-01-53	229,556	230,998
30 Yr Pass Thru	5.000	06-01-53	111,267	111,479
30 Yr Pass Thru	5.000	09-01-53	141,249	142,048
30 Yr Pass Thru	5.000	11-01-53	94,431	94,345
30 Yr Pass Thru	5.000	10-01-54	70,038	70,259
30 Yr Pass Thru	5.000	11-01-54	87,305	87,717
30 Yr Pass Thru	5.000	11-01-54	112,409	112,378
30 Yr Pass Thru	5.000	12-01-54	111,792	111,970
30 Yr Pass Thru	5.500	09-01-53	214,948	219,514
30 Yr Pass Thru	5.500	09-01-53	213,559	217,762
30 Yr Pass Thru	5.500	10-01-53	60,928	62,165
30 Yr Pass Thru	5.500	10-01-54	52,187	53,343
30 Yr Pass Thru	5.500	11-01-54	52,897	53,855
30 Yr Pass Thru	5.500	11-01-54	225,004	230,206
30 Yr Pass Thru	5.500	11-01-54	54,498	55,341
30 Yr Pass Thru	5.500	11-01-54	31,524	32,154
30 Yr Pass Thru	5.500	01-01-55	52,631	54,012
30 Yr Pass Thru	5.500	01-01-55	283,842	288,984
30 Yr Pass Thru	5.500	06-01-55	78,098	79,538

30 Yr Pass Thru	5.500	06-01-55	78,268	79,539
Corporate bonds 36.7%				$20,570,657
(Cost $20,150,243)
Communication services 2.2%				1,231,213
Diversified telecommunication services 0.7%
AT&T, Inc.	2.750	06-01-31	147,000	134,664
AT&T, Inc.	4.500	05-15-35	36,000	34,622
Level 3 Financing, Inc. (A)	6.875	06-30-33	61,000	62,482
Verizon Communications, Inc.	2.550	03-21-31	149,000	135,316
Entertainment 0.3%
Roblox Corp. (A)	3.875	05-01-30	72,000	68,895
WarnerMedia Holdings, Inc.	4.279	03-15-32	29,000	26,562
WarnerMedia Holdings, Inc.	5.050	03-15-42	59,000	47,361
Interactive media and services 0.2%
Meta Platforms, Inc.	4.200	11-15-30	62,000	61,935
Meta Platforms, Inc.	4.600	11-15-32	41,000	41,206
Meta Platforms, Inc.	5.625	11-15-55	24,000	23,819
Media 0.8%
Cable One, Inc. (A)	4.000	11-15-30	68,000	53,721
CCO Holdings LLC	4.500	05-01-32	25,000	22,235
Charter Communications Operating LLC	2.800	04-01-31	284,000	254,733
Charter Communications Operating LLC	6.384	10-23-35	25,000	25,896
Gray Media, Inc. (A)	10.500	07-15-29	42,000	45,260
News Corp. (A)	3.875	05-15-29	34,000	32,787
News Corp. (A)	5.125	02-15-32	22,000	21,777
Versant Media Group, Inc. (A)	7.250	01-30-31	8,000	8,155
Wireless telecommunication services 0.2%
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	123,000	129,787
Consumer discretionary 3.5%				1,956,286
Automobiles 0.9%
Ford Motor Company	6.100	08-19-32	371,000	380,978
General Motors Financial Company, Inc.	3.600	06-21-30	139,000	133,326
Broadline retail 0.1%
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	24,000	24,116
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Broadline retail (continued)
Macy’s Retail Holdings LLC (A)	7.375	08-01-33	39,000	$41,097
Hotels, restaurants and leisure 1.3%
Carnival Corp. (A)	5.125	05-01-29	41,000	41,507
Carnival Corp. (A)	5.750	08-01-32	111,000	114,028
Carnival Corp. (A)	5.875	06-15-31	47,000	48,471
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	124,000	125,833
Marriott Ownership Resorts, Inc. (A)	6.500	10-01-33	37,000	36,482
MGM Resorts International	4.750	10-15-28	133,000	132,106
NCL Corp., Ltd. (A)	5.875	01-15-31	24,000	23,989
NCL Corp., Ltd. (A)	6.250	09-15-33	23,000	23,263
NCL Corp., Ltd. (A)	6.750	02-01-32	34,000	34,937
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	30,000	30,318
Rivers Enterprise Lender LLC (A)	6.250	10-15-30	10,000	10,082
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	20,000	20,136
Travel + Leisure Company (A)	6.125	09-01-33	43,000	43,469
Viking Cruises, Ltd. (A)	5.875	10-15-33	44,000	44,729
Household durables 0.4%
KB Home (B)	4.000	06-15-31	146,000	137,842
Newell Brands, Inc. (B)	6.375	05-15-30	26,000	24,700
Newell Brands, Inc. (A)	8.500	06-01-28	24,000	24,622
TopBuild Corp. (A)	5.625	01-31-34	38,000	38,154
Specialty retail 0.7%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	137,000	133,069
Global Auto Holdings, Ltd. (A)(B)	8.750	01-15-32	69,000	65,474
Lithia Motors, Inc. (A)	4.375	01-15-31	140,000	133,465
Lithia Motors, Inc. (A)	5.500	10-01-30	30,000	30,052
Textiles, apparel and luxury goods 0.1%
Gildan Activewear, Inc. (A)	4.700	10-07-30	13,000	12,944
S&S Holdings LLC (A)	8.375	10-01-31	40,000	38,213
Under Armour, Inc. (A)	7.250	07-15-30	9,000	8,884
Consumer staples 0.3%				152,062
Consumer staples distribution and retail 0.1%
Albertsons Companies, Inc. (A)	5.750	03-31-34	31,000	31,137
Food products 0.2%
JBS USA Lux SA	3.625	01-15-32	51,000	47,624
JBS USA Lux SA (A)	5.950	04-20-35	11,000	11,512
Mars, Inc. (A)	5.000	03-01-32	29,000	29,801
Pilgrim’s Pride Corp.	6.250	07-01-33	30,000	31,988
Energy 5.7%				3,194,972
Oil, gas and consumable fuels 5.7%
Antero Midstream Partners LP (A)	5.750	10-15-33	37,000	36,947
Antero Midstream Partners LP (A)	6.625	02-01-32	251,000	259,856
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	261,000	260,235
Ascent Resources Utica Holdings LLC (A)	6.625	07-15-33	16,000	16,286
Blue Racer Midstream LLC (A)	7.250	07-15-32	122,000	128,111
Cheniere Energy Partners LP (A)	5.550	10-30-35	25,000	25,584
Cheniere Energy Partners LP	5.950	06-30-33	122,000	128,751
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	16,000	16,522
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	110,000	117,352
Devon Energy Corp. (B)	5.200	09-15-34	22,000	21,849
Diamondback Energy, Inc.	5.150	01-30-30	125,000	128,272
DT Midstream, Inc. (A)	4.375	06-15-31	49,000	47,567
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	229,000	263,290
13	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	29,000	$28,737
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	50,000	50,155
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	258,000	265,438
Genesis Energy LP	7.875	05-15-32	21,000	21,630
Genesis Energy LP	8.000	05-15-33	24,000	24,787
Global Partners LP (A)	7.125	07-01-33	7,000	7,099
Global Partners LP (A)	8.250	01-15-32	21,000	21,954
Gulfstream Natural Gas System LLC (A)	5.600	07-23-35	20,000	20,483
Harbour Energy PLC (A)	6.327	04-01-35	76,000	77,856
Howard Midstream Energy Partners LLC (A)	6.625	01-15-34	21,000	21,641
Long Ridge Energy LLC (A)	8.750	02-15-32	29,000	29,985
Matador Resources Company (A)	6.250	04-15-33	130,000	129,808
Parkland Corp. (A)	4.500	10-01-29	136,000	131,282
Plains All American Pipeline LP	4.700	01-15-31	19,000	19,042
Plains All American Pipeline LP	5.600	01-15-36	14,000	14,145
Sunoco LP	4.500	04-30-30	49,000	47,466
Sunoco LP (A)	5.625	03-15-31	19,000	19,012
Sunoco LP (A)	5.875	03-15-34	34,000	33,994
Sunoco LP (A)	6.250	07-01-33	20,000	20,422
Sunoco LP (A)	7.250	05-01-32	123,000	129,674
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(C)	7.875	09-18-30	58,000	58,899
Targa Resources Corp.	6.150	03-01-29	122,000	128,414
Venture Global LNG, Inc. (A)(B)	7.000	01-15-30	260,000	263,115
Viper Energy Partners LLC	4.900	08-01-30	37,000	37,259
Western Midstream Operating LP	4.050	02-01-30	12,000	11,722
Whistler Pipeline LLC (A)	5.700	09-30-31	126,000	130,331
Financials 12.4%				6,919,966
Banks 7.5%
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	268,000	267,559
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	274,000	280,155
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	15,000	15,378
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30	78,000	81,198
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	251,000	266,562
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	36,000	36,832
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	255,000	266,079
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	124,000	129,006
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	128,000	129,354
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	46,000	46,561
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	50,000	49,819
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	29,000	29,906
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	257,000	264,568
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (C)	6.250	10-15-30	24,000	23,775
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	302,000	280,689
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	132,000	136,866
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	263,000	274,460
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	53,000	54,305
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	19,000	20,595
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	25,000	25,545
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	266,000	269,436
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	48,000	48,347
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%) (B)	5.502	09-06-35	129,000	132,131
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	34,000	35,531
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	376,000	404,148
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	35,000	35,982
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	260,000	277,250
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	14

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	19,000	$18,997
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	264,000	271,642
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	30,000	31,049
Capital markets 3.0%
Ares Strategic Income Fund (A)	5.150	01-15-31	55,000	53,935
Ares Strategic Income Fund (A)	5.800	09-09-30	51,000	51,436
Ares Strategic Income Fund	6.200	03-21-32	121,000	123,477
Ares Strategic Income Fund	6.350	08-15-29	121,000	124,773
Blackstone Private Credit Fund	5.050	09-10-30	45,000	44,234
Blackstone Private Credit Fund	5.950	07-16-29	121,000	123,685
HPS Corporate Lending Fund	5.950	04-14-32	16,000	16,079
Lazard Group LLC	4.375	03-11-29	131,000	130,850
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	321,000	280,182
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	259,000	265,974
MSCI, Inc. (A)	3.625	11-01-31	143,000	134,270
Sixth Street Lending Partners (A)	6.125	07-15-30	16,000	16,445
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	258,000	265,005
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	48,000	43,178
Consumer finance 0.5%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	53,000	53,222
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	25,000	25,503
Ally Financial, Inc.	8.000	11-01-31	121,000	137,753
OneMain Finance Corp.	6.125	05-15-30	51,000	51,600
Financial services 0.3%
Block, Inc. (A)	5.625	08-15-30	16,000	16,242
Block, Inc. (A)	6.000	08-15-33	20,000	20,450
Freedom Mortgage Holdings LLC (A)	7.875	04-01-33	20,000	20,544
NMI Holdings, Inc.	6.000	08-15-29	22,000	22,683
Radian Group, Inc.	6.200	05-15-29	22,000	22,990
Rocket Companies, Inc. (A)	6.125	08-01-30	10,000	10,315
Rocket Companies, Inc. (A)	6.375	08-01-33	13,000	13,542
TrueNoord Capital DAC (A)	8.750	03-01-30	21,000	22,124
Insurance 0.9%
Athene Global Funding (A)	5.322	11-13-31	260,000	265,418
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	16,000	15,934
F&G Annuities & Life, Inc. (B)	6.250	10-04-34	15,000	15,247
F&G Annuities & Life, Inc.	6.500	06-04-29	22,000	22,971
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	126,000	131,732
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	42,000	43,849
Mortgage real estate investment trusts 0.2%
Starwood Property Trust, Inc. (A)	7.250	04-01-29	124,000	130,599
Health care 1.7%				967,423
Biotechnology 0.7%
Amgen, Inc.	5.250	03-02-33	392,000	405,904
Health care providers and services 0.7%
CVS Health Corp. (B)	5.000	09-15-32	54,000	54,857
HCA, Inc. (B)	4.300	11-15-30	17,000	16,917
HCA, Inc. (B)	4.600	11-15-32	26,000	25,839
HCA, Inc.	5.450	04-01-31	126,000	131,140
Universal Health Services, Inc.	2.650	10-15-30	162,000	147,025
Pharmaceuticals 0.3%
Royalty Pharma PLC	5.150	09-02-29	129,000	132,303
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	8,000	8,382
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	60,000	45,056
15	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 3.7%				$2,072,588
Aerospace and defense 0.3%
The Boeing Company	6.528	05-01-34	145,000	160,438
Building products 0.3%
Builders FirstSource, Inc. (A)	4.250	02-01-32	140,000	132,460
Builders FirstSource, Inc. (A)	6.750	05-15-35	13,000	13,649
Construction and engineering 0.5%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	124,000	135,857
Quanta Services, Inc.	2.900	10-01-30	150,000	140,284
Electrical equipment 0.2%
Regal Rexnord Corp.	6.300	02-15-30	124,000	131,246
Machinery 0.2%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	129,000	134,994
Passenger airlines 1.9%
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	249,758	228,962
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	267,683	243,353
American Airlines 2025-1 Class A Pass Through Trust (D)	4.900	05-11-38	48,000	48,101
American Airlines 2025-1 Class B Pass Through Trust (D)	5.650	11-11-34	15,000	15,173
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	237,908	248,274
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	249,105	257,072
Trading companies and distributors 0.3%
AerCap Ireland Capital DAC	3.300	01-30-32	198,000	182,725
Information technology 2.2%				1,248,645
Electronic equipment, instruments and components 0.1%
TD SYNNEX Corp.	5.300	10-10-35	51,000	50,891
IT services 0.1%
CoreWeave, Inc. (A)	9.000	02-01-31	35,000	35,102
CoreWeave, Inc. (A)	9.250	06-01-30	26,000	26,253
Semiconductors and semiconductor equipment 0.8%
Broadcom, Inc.	3.419	04-15-33	154,000	143,601
Broadcom, Inc.	4.800	02-15-36	51,000	50,617
Broadcom, Inc.	4.900	07-15-32	72,000	73,606
Broadcom, Inc.	4.900	02-15-38	21,000	20,745
Marvell Technology, Inc.	5.950	09-15-33	24,000	25,650
Qorvo, Inc. (A)	3.375	04-01-31	149,000	137,394
Software 0.7%
Cloud Software Group, Inc. (A)	6.625	08-15-33	16,000	16,037
Cloud Software Group, Inc. (A)	8.250	06-30-32	14,000	14,711
Oracle Corp.	4.800	09-26-32	32,000	31,671
Oracle Corp.	5.200	09-26-35	37,000	36,438
Oracle Corp.	5.250	02-03-32	34,000	34,613
Oracle Corp.	5.550	02-06-53	277,000	248,827
WULF Compute LLC (A)	7.750	10-15-30	16,000	16,622
Technology hardware, storage and peripherals 0.5%
CDW LLC	5.100	03-01-30	129,000	131,552
Dell International LLC	4.500	02-15-31	67,000	66,814
Dell International LLC	4.750	10-06-32	55,000	54,843
Dell International LLC	5.100	02-15-36	33,000	32,658
Materials 0.7%				400,163
Construction materials 0.2%
JH North America Holdings, Inc. (A)	5.875	01-31-31	10,000	10,185
JH North America Holdings, Inc. (A)	6.125	07-31-32	37,000	37,947
Quikrete Holdings, Inc. (A)	6.375	03-01-32	28,000	29,042
Standard Building Solutions, Inc. (A)	6.250	08-01-33	35,000	35,691
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	16

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 0.5%
Capstone Copper Corp. (A)	6.750	03-31-33	10,000	$10,348
Freeport-McMoRan, Inc.	5.400	11-14-34	122,000	125,842
Novelis Corp. (A)	4.750	01-30-30	134,000	129,522
Paper and forest products 0.0%
Magnera Corp. (A)	7.250	11-15-31	25,000	21,586
Real estate 1.0%				565,009
Hotel and resort REITs 0.0%
XHR LP (A)	6.625	05-15-30	19,000	19,394
Industrial REITs 0.0%
Prologis Targeted US Logistics Fund LP (A)	4.250	01-15-31	20,000	19,856
Real estate management and development 0.3%
CoStar Group, Inc. (A)	2.800	07-15-30	151,000	138,174
Specialized REITs 0.7%
American Tower Corp.	5.550	07-15-33	35,000	36,645
American Tower Corp.	5.650	03-15-33	35,000	36,867
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	138,000	133,394
Millrose Properties, Inc. (A)	6.375	08-01-30	48,000	48,626
VICI Properties LP	5.125	05-15-32	131,000	132,053
Utilities 3.3%				1,862,330
Electric utilities 2.3%
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	13,000	13,165
Constellation Energy Generation LLC	6.500	10-01-53	121,000	133,883
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	9,000	9,460
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	26,000	27,061
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	10,000	10,694
NRG Energy, Inc. (A)	3.625	02-15-31	146,000	136,289
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	117,000	128,407
Pacific Gas & Electric Company	4.950	07-01-50	143,000	123,086
Pacific Gas & Electric Company	5.800	05-15-34	124,000	128,509
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	39,000	40,971
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	249,000	256,103
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	261,000	278,943
Independent power and renewable electricity producers 0.3%
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	20,000	20,382
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	34,000	35,603
XPLR Infrastructure Operating Partners LP (A)	4.500	09-15-27	134,000	131,060
Multi-utilities 0.7%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%) (B)	5.950	04-01-56	32,000	32,204
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	43,000	43,562
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	53,000	53,596
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	121,000	127,183

Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	121,000	132,169
Collateralized mortgage obligations 3.4%				$1,921,098
(Cost $1,897,625)
Commercial and residential 2.4%				1,329,579
Avenue of Americas
Series 2025-1301, Class A (A)(E)	5.059	08-11-42	41,000	41,605
BAHA Trust
Series 2024-MAR, Class A (A)(E)	5.972	12-10-41	100,000	103,433
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	38,000	39,847
Benchmark Mortgage Trust
Series 2020-B16, Class A5	2.732	02-15-53	150,000	139,556
Series 2024-V12, Class A3	5.738	12-15-57	51,000	53,376
17	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	97,000	$91,807
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(E)	5.820	10-12-40	100,000	102,923
COLT Mortgage Loan Trust
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	127,799	122,619
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	66,923	64,457
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(E)	5.467	01-13-40	100,000	103,529
OBX Trust
Series 2021-NQM2, Class A1 (A)(E)	1.101	05-25-61	110,046	91,519
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	100,000	102,632
Towd Point Mortgage Trust
Series 2020-1, Class A1 (A)(E)	2.710	01-25-60	67,582	65,257
Series 2020-4, Class A1 (A)	1.750	10-25-60	38,150	34,852
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	30,000	31,375
Wells Fargo Commercial Mortgage Trust 2025-5C6
Series 2025-5C6, Class A3	5.186	10-15-58	37,000	38,072
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (A)(E)	5.349	07-15-40	100,000	102,720
U.S. Government Agency 1.0%				591,519
Government National Mortgage Association
Series 2021-11, Class IO	1.021	12-16-62	598,511	44,084
Series 2022-144, Class IO	0.530	10-16-64	1,964,077	97,598
Series 2024-179, Class XI IO	0.831	12-16-66	1,365,550	98,128
Series 2025-126, Class IO	0.768	05-16-67	738,705	52,874
Series 2025-128, Class IO	0.926	09-16-67	427,198	34,884
Series 2025-3, Class IO	0.855	04-16-67	1,040,651	72,883
Series 2025-35, Class IO	0.763	09-16-66	1,571,339	94,140

Series 2025-73, Class IO	0.676	08-16-67	1,559,937	96,928
Asset-backed securities 5.4%				$3,027,455
(Cost $2,978,991)
Asset-backed securities 5.4%				3,027,455
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (A)	6.500	11-16-48	100,000	101,656
AMSR Trust
Series 2025-SFR1, Class A (A)	3.655	06-17-42	100,000	96,366
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	94,750	91,596
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	114,000	106,256
Capital One Prime Auto Receivables Trust
Series 2025-1, Class A3 (D)	3.850	07-15-30	16,000	16,013
CARS-DB8 LP
Series 2024-2A, Class A1 (A)	4.900	05-15-54	188,667	188,106
CLI Funding IX LLC
Series 2024-1A, Class A (A)	5.630	07-20-49	185,745	187,267
CLI Funding VIII LLC
Series 2022-1A, Class A (A)	2.720	01-18-47	124,464	115,355
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	36,000	36,275
Series 2025-1A, Class A1 (A)	5.316	05-25-50	30,000	30,453
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	25,000	25,796
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 (A)	4.500	05-20-49	100,000	98,422
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	150,000	149,743
DB Master Finance LLC
Series 2021-1A, Class A2II (A)	2.493	11-20-51	144,375	135,884
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	18

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2I (A)	4.930	07-25-55	25,000	$25,193
Series 2025-1A, Class A2II (A)	5.217	07-25-55	26,000	26,293
Driven Brands Funding LLC
Series 2024-1A, Class A2 (A)	6.372	10-20-54	197,500	204,214
Series 2025-1A, Class A2 (A)	5.296	10-20-55	29,000	28,836
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	100,000	100,630
GM Financial Consumer Automobile Receivables Trust
Series 2025-4, Class A3 (D)	3.840	02-18-31	15,000	14,976
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	100,000	102,728
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	100,000	97,489
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	99,500	101,017
Series 2025-1A, Class A2 (A)	5.610	08-16-55	50,000	50,886
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	37,000	37,438
Progress Residential Trust
Series 2025-SFR1, Class A (A)	3.400	02-17-42	99,727	95,544
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	25,000	25,009
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (A)	5.673	07-25-55	30,000	29,692
SMB Private Education Loan Trust
Series 2023-C, Class A1A (A)	5.670	11-15-52	104,148	107,042
Series 2024-A, Class A1A (A)	5.240	03-15-56	80,925	82,124
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	94,833	93,454
Subway Funding LLC
Series 2024-3A, Class A2I (A)	5.246	07-30-54	24,750	24,624
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	25,000	25,091
Series 2025-1A, Class A2 (A)	5.036	03-25-55	52,000	51,662
Series 2025-2A, Class A21 (A)	5.121	10-25-55	33,000	33,030
Taco Bell Funding LLC
Series 2025-1A, Class A2I (A)	4.821	08-25-55	35,000	34,825
Series 2025-1A, Class A2II (A)	5.049	08-25-55	34,000	33,924
Tricon Residential Trust
Series 2024-SFR3, Class A (A)	4.500	08-17-41	99,416	98,869
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	25,000	25,590
Series 2025-2A, Class A2 (A)	5.177	01-20-56	25,000	25,083
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	47,839	44,553
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	28,000	28,451

	Yield (%)	Shares	Value
Short-term investments 2.4%			$1,322,563
(Cost $1,322,494)
Short-term funds 2.4%			1,322,563
John Hancock Collateral Trust (F)	3.9239(G)	132,206	1,322,563

Total investments (Cost $55,101,021) 100.5%	$56,298,550
Other assets and liabilities, net (0.5%)	(283,962)
Total net assets 100.0%	$56,014,588

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
19	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $10,156,196 or 18.1% of the fund’s net assets as of 10-31-25.
(B)	All or a portion of this security is on loan as of 10-31-25.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $457,972.
(G)	The rate shown is the annualized seven-day yield as of 10-31-25.
CORPORATE BOND ETF

As of 10-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.7%				$71,072,131
(Cost $70,132,242)
Communication services 6.9%				4,996,312
Diversified telecommunication services 0.2%
AT&T, Inc.	4.300	12-15-42	190,000	162,550
Entertainment 2.2%
Netflix, Inc.	4.900	08-15-34	457,000	469,299
WMG Acquisition Corp. (A)	3.875	07-15-30	1,150,000	1,096,942
Interactive media and services 1.6%
Meta Platforms, Inc.	4.450	08-15-52	1,402,000	1,173,340
Media 1.9%
Charter Communications Operating LLC	2.800	04-01-31	332,000	297,787
News Corp. (A)	5.125	02-15-32	811,000	802,784
Paramount Global	4.200	06-01-29	300,000	293,813
Wireless telecommunication services 1.0%
T-Mobile USA, Inc.	4.500	04-15-50	306,000	255,835
T-Mobile USA, Inc.	5.750	01-15-54	446,000	443,962
Consumer discretionary 2.2%				1,601,207
Automobiles 0.3%
Ford Motor Credit Company LLC	6.050	03-05-31	218,000	223,015
Broadline retail 1.6%
Amazon.com, Inc.	4.950	12-05-44	1,195,000	1,170,975
Hotels, restaurants and leisure 0.3%
Flutter Treasury Designated Activity Company (A)	6.375	04-29-29	200,000	207,217
Consumer staples 0.6%				414,228
Beverages 0.1%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	50,000	46,931
Consumer staples distribution and retail 0.5%
Walmart, Inc.	4.050	06-29-48	435,000	367,297
Energy 5.4%				3,856,876
Oil, gas and consumable fuels 5.4%
Cheniere Energy Partners LP	3.250	01-31-32	698,000	637,661
DT Midstream, Inc. (A)	4.300	04-15-32	658,000	630,684
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	958,000	964,491
Kinder Morgan, Inc.	5.200	06-01-33	294,000	301,154
Occidental Petroleum Corp.	6.450	09-15-36	433,000	459,669
ONEOK, Inc.	6.050	09-01-33	146,000	154,698
Var Energi ASA (A)	8.000	11-15-32	614,000	708,519
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	20

	Rate (%)	Maturity date	Par value^	Value
Financials 45.2%				$32,571,416
Banks 24.8%
Banco Santander SA	5.588	08-08-28	5,000	5,181
Bank of America Corp. (1.734% to 7-22-26, then Overnight SOFR + 0.960%)	1.734	07-22-27	141,000	138,508
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	1,899,000	1,766,200
Bank of America Corp. (3.194% to 7-23-29, then 3 month CME Term SOFR + 1.442%)	3.194	07-23-30	58,000	55,938
Barclays PLC (4.942% to 9-10-29, then Overnight SOFR + 1.560%)	4.942	09-10-30	72,000	73,208
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	450,000	467,176
BNP Paribas SA (3.052% to 1-13-30, then Overnight SOFR + 1.507%) (A)	3.052	01-13-31	308,000	289,989
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	571,000	607,633
Citizens Financial Group, Inc.	3.250	04-30-30	281,000	266,344
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	924,000	964,145
Comerica Bank (5.332% to 8-25-32, then Overnight SOFR + 2.610%)	5.332	08-25-33	1,072,000	1,076,594
Credit Agricole SA (A)	3.250	01-14-30	854,000	806,666
JPMorgan Chase & Co. (2.739% to 10-15-29, then 3 month CME Term SOFR + 1.510%)	2.739	10-15-30	2,002,000	1,892,674
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (B)	6.750	06-27-26	740,000	745,191
M&T Bank Corp. (6.082% to 3-13-31, then Overnight SOFR + 2.260%)	6.082	03-13-32	569,000	601,887
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	434,000	444,535
Santander UK Group Holdings PLC (5.136% to 9-22-35, then SOFR Compounded Index + 1.578%)	5.136	09-22-36	250,000	247,748
The Bank of Nova Scotia (8.000% to 1-27-29, then 5 Year CMT + 4.017%)	8.000	01-27-84	350,000	373,285
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	608,000	629,165
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	350,000	369,650
Truist Financial Corp. (4.916% to 7-28-32, then Overnight SOFR + 2.240%)	4.916	07-28-33	1,207,000	1,203,308
Truist Financial Corp. (5.100% to 9-1-30, then 10 Year CMT + 4.349%) (B)	5.100	03-01-30	232,000	232,652
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	140,000	148,216
U.S. Bancorp (5.424% to 2-12-35, then Overnight SOFR + 1.411%)	5.424	02-12-36	508,000	527,052
U.S. Bancorp (5.850% to 10-21-32, then Overnight SOFR + 2.090%)	5.850	10-21-33	811,000	864,934
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	200,000	199,971
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	1,363,000	1,292,318
Wells Fargo & Company (4.478% to 4-4-30, then 3 month CME Term SOFR + 4.032%)	4.478	04-04-31	608,000	611,568
Wells Fargo & Company (5.605% to 4-23-35, then Overnight SOFR + 1.740%)	5.605	04-23-36	525,000	551,706
Zions Bancorp NA (4.704% to 8-18-27, then Overnight SOFR + 1.155%)	4.704	08-18-28	431,000	430,823
Capital markets 14.6%
Ares Strategic Income Fund	5.600	02-15-30	930,000	936,239
Blackstone Private Credit Fund	5.600	11-22-29	224,000	226,556
Blackstone Private Credit Fund	6.250	01-25-31	694,000	719,723
Deutsche Bank AG (3.547% to 9-18-30, then Overnight SOFR + 3.043%)	3.547	09-18-31	28,000	26,584
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	800,000	738,344
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	708,000	626,739
Morgan Stanley (5.192% to 4-17-30, then Overnight SOFR + 1.510%)	5.192	04-17-31	290,000	298,944
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	934,000	960,549
MSCI, Inc. (A)	3.875	02-15-31	1,030,000	985,313
State Street Corp. (5.159% to 5-18-33, then Overnight SOFR + 1.890%)	5.159	05-18-34	492,000	509,115
The Bank of New York Mellon Corp. (5.060% to 7-22-31, then Overnight SOFR + 1.230%)	5.060	07-22-32	873,000	902,051
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	1,366,000	1,281,066
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	120,000	120,041
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	369,000	394,741
The Goldman Sachs Group, Inc. (5.330% to 7-23-34, then Overnight SOFR + 1.550%)	5.330	07-23-35	508,000	523,160
UBS Group AG (4.194% to 4-1-30, then Overnight SOFR + 3.730%) (A)	4.194	04-01-31	674,000	666,461
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	494,000	578,483
Consumer finance 1.7%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	667,000	690,478
American Express Company (5.667% to 4-25-35, then Overnight SOFR + 1.790%)	5.667	04-25-36	202,000	213,358
Capital One Financial Corp. (2.359% to 7-29-31, then Overnight SOFR + 1.337%)	2.359	07-29-32	400,000	347,197
Financial services 2.2%
Apollo Debt Solutions BDC	6.700	07-29-31	657,000	691,563
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	358,000	374,955
21	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
National Rural Utilities Cooperative Finance Corp. (7.125% to 9-15-28, then 5 Year CMT + 3.533%)	7.125	09-15-53	219,000	$229,741
NMI Holdings, Inc.	6.000	08-15-29	298,000	307,253
Insurance 1.9%
Athene Global Funding (A)	1.730	10-02-26	20,000	19,559
F&G Annuities & Life, Inc.	6.250	10-04-34	100,000	101,646
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	689,000	641,829
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	689,000	575,463
Health care 9.2%				6,604,366
Biotechnology 4.7%
AbbVie, Inc.	4.250	11-21-49	546,000	459,592
AbbVie, Inc.	4.875	11-14-48	497,000	461,320
Amgen, Inc.	5.250	03-02-33	406,000	420,401
Amgen, Inc.	5.650	03-02-53	1,101,000	1,098,785
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	1,018,000	903,021
Health care providers and services 1.0%
HCA, Inc.	3.500	09-01-30	573,000	550,531
UnitedHealth Group, Inc.	4.900	04-15-31	190,000	194,779
Pharmaceuticals 3.5%
Bristol-Myers Squibb Company	3.700	03-15-52	766,000	574,710
Eli Lilly & Company	5.000	02-09-54	1,450,000	1,376,295
Pfizer Investment Enterprises Pte, Ltd.	5.300	05-19-53	552,000	533,948
Viatris, Inc.	4.000	06-22-50	46,000	30,984
Industrials 7.7%				5,535,525
Aerospace and defense 1.5%
RTX Corp.	6.100	03-15-34	227,000	249,443
The Boeing Company	3.900	05-01-49	10,000	7,539
The Boeing Company	5.150	05-01-30	519,000	533,863
The Boeing Company	5.805	05-01-50	299,000	296,969
Construction and engineering 1.0%
MasTec, Inc.	5.900	06-15-29	649,000	678,346
Passenger airlines 4.0%
Delta Air Lines, Inc. (A)	4.750	10-20-28	689,000	693,742
United Airlines 2020-1 Class A Pass Through Trust	5.875	04-15-29	422,908	432,660
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	46,649	48,681
United Airlines 2024-1 Class A Pass Through Trust	5.875	08-15-38	1,062,073	1,086,553
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	593,796	612,788
Professional services 0.3%
Automatic Data Processing, Inc.	4.750	05-08-32	225,000	230,625
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	3.300	01-30-32	288,000	265,781
AIR Lease Corp. Sukuk, Ltd. (A)	5.850	04-01-28	390,000	398,535
Information technology 10.1%				7,240,882
IT services 0.6%
Mastercard, Inc.	3.850	03-26-50	529,000	423,012
Semiconductors and semiconductor equipment 2.3%
Intel Corp.	5.600	02-21-54	564,000	539,336
Micron Technology, Inc.	5.875	02-09-33	471,000	499,745
Qorvo, Inc. (A)	3.375	04-01-31	670,000	617,811
Software 5.1%
Microsoft Corp.	2.525	06-01-50	2,625,000	1,647,970
Oracle Corp.	4.000	11-15-47	610,000	455,523
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	22

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Oracle Corp.	4.450	09-26-30	400,000	$396,696
Oracle Corp.	4.700	09-27-34	500,000	480,219
Oracle Corp.	5.375	09-27-54	807,000	709,425
Technology hardware, storage and peripherals 2.1%
Apple, Inc.	2.700	08-05-51	1,830,000	1,163,121
CDW LLC	5.550	08-22-34	145,000	148,897
Dell International LLC	8.350	07-15-46	123,000	159,127
Materials 1.0%				756,643
Chemicals 1.0%
Air Products & Chemicals, Inc.	2.800	05-15-50	1,154,000	756,643
Real estate 2.5%				1,795,217
Real estate management and development 1.2%
CoStar Group, Inc. (A)	2.800	07-15-30	977,000	894,012
Specialized REITs 1.3%
GLP Capital LP	4.000	01-15-30	230,000	222,796
VICI Properties LP	5.125	05-15-32	673,000	678,409
Utilities 7.9%				5,699,459
Electric utilities 5.5%
Constellation Energy Generation LLC	5.750	03-15-54	590,000	598,568
Duke Energy Corp.	5.800	06-15-54	510,000	515,137
Duke Energy Indiana LLC	5.400	04-01-53	18,000	17,637
NRG Energy, Inc. (A)	4.450	06-15-29	1,034,000	1,027,042
Pacific Gas & Electric Company	5.900	10-01-54	448,000	436,145
Pacific Gas & Electric Company	6.750	01-15-53	1,000	1,080
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	1,269,000	1,356,241
Virginia Electric and Power Company	5.300	08-15-33	18,000	18,676
Independent power and renewable electricity producers 1.0%
Vistra Operations Company LLC (A)	4.300	07-15-29	740,000	732,654
Multi-utilities 1.4%
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	536,000	585,475
Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	397,000	410,804

	Yield (%)	Shares	Value
Short-term investments 0.2%			$150,888
(Cost $150,871)
Short-term funds 0.2%			150,888
John Hancock Collateral Trust (C)	3.9239(D)	15,083	150,888

Total investments (Cost $70,283,113) 98.9%	$71,223,019
Other assets and liabilities, net 1.1%	765,112
Total net assets 100.0%	$71,988,131

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,714,464 or 17.7% of the fund’s net assets as of 10-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 10-31-25.
23	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

The fund had the following country composition as a percentage of net assets on 10-31-25:
United States	87.4%
Canada	2.4%
France	2.4%
United Kingdom	2.1%
Switzerland	1.7%
Germany	1.1%
Norway	1.0%
Other countries	1.9%
TOTAL	100.0%
DYNAMIC MUNICIPAL BOND ETF

As of 10-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 96.0%				$32,626,827
(Cost $31,619,960)
Alabama 6.9%				2,353,781
Baldwin County Industrial Development Authority Novelis Corp. Project, Series B, AMT (A)	4.625	06-01-55	100,000	101,051
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	250,000	260,495
Energy Southeast, a Cooperative District Series A	5.000	11-01-35	250,000	269,180
Energy Southeast, a Cooperative District Series B	5.000	09-01-33	250,000	259,818
Hoover Industrial Development Board United States Steel Corp. Project, AMT	5.750	10-01-49	250,000	253,558
Phenix City Industrial Development Board MeadWestvaco Coated Board Project, Series A, AMT	4.125	05-15-35	150,000	147,929
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	250,000	269,256
Southeast Energy Authority, a Cooperative District Series D	5.000	09-01-35	250,000	276,951
Southeast Energy Authority, a Cooperative District Series F	5.250	11-01-55	200,000	221,980
Water Works Board of the City of Birmingham Water Revenue	5.000	01-01-36	260,000	293,563
Alaska 0.6%				209,185
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	250,000	209,185
Arizona 3.4%				1,167,242
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.000	06-01-49	200,000	203,872
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.100	12-01-37	250,000	250,467
Glendale Industrial Development Authority Midwest University Foundation, Series A, AMT	5.000	07-01-28	350,000	361,805
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project (A)	5.000	07-01-45	250,000	243,473
Yuma Industrial Development Authority Yuma Regional Medical Center, Series A (B)	4.000	08-01-54	120,000	107,625
California 5.4%				1,819,938
California Community Choice Financing Authority Clean Energy Project, Series C	5.000	12-01-55	200,000	214,256
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	200,000	214,487
California Community Choice Financing Authority Clean Energy Project, Series F (C)	5.000	11-01-33	300,000	328,015
California Health Facilities Financing Authority CommonSpirit Health, Series A	4.000	04-01-37	175,000	177,552
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	24

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority LINXS APM Project, Series A, AMT (B)	3.250	12-31-32	300,000	$292,820
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	165,000	173,811
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-28	145,000	152,532
City of Los Angeles Wastewater System Revenue Series C	5.000	06-01-43	100,000	110,964
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	150,000	155,501
Colorado 2.4%				827,196
City of Longmont Water Enterprise Revenue	3.000	11-01-33	20,000	19,834
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	250,000	261,618
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	110,000	99,612
Colorado Health Facilities Authority Series A	5.000	05-15-39	100,000	104,675
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series A, GO (A)	5.000	04-01-35	100,000	109,371
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	4.000	12-01-44	250,000	232,086
Connecticut 1.7%				576,260
Connecticut State Health & Educational Facilities Authority Fairfield University, Series V	5.000	07-01-42	150,000	163,515
Connecticut State Health & Educational Facilities Authority Goodwin University Obligated Group	5.000	07-01-44	70,000	68,837
Connecticut State Health & Educational Facilities Authority Quinnipiac University, Series O	5.000	07-01-36	300,000	343,908
Delaware 1.7%				580,394
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	200,000	168,415
Delaware State Economic Development Authority Delmarva Power & Light Company Project, Series A	3.600	01-01-31	300,000	309,376
Delaware Transportation Authority Transportation System Revenue	3.000	07-01-35	105,000	102,603
District of Columbia 1.6%				534,913
District of Columbia Income Tax Revenue Series A	5.000	06-01-36	100,000	116,429
District of Columbia Income Tax Revenue Series A	5.000	06-01-44	100,000	107,725
District of Columbia Income Tax Revenue Series A	5.000	06-01-45	100,000	107,277
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	4.000	10-01-35	200,000	203,482
Florida 5.2%				1,781,557
Alachua County Health Facilities Authority Oak Hammock at the University of Florida	4.000	10-01-40	100,000	94,010
Cabot Citrus Farms Community Development District	5.250	03-01-29	350,000	354,337
County of Okaloosa Air Force Enlisted Village, Inc. Project (A)	4.375	05-15-35	100,000	100,748
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	530,000	544,686
Florida Higher Educational Facilities Financing Authority Rollins College Project	4.000	12-01-49	100,000	89,777
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series B-2 (A)	4.450	11-15-31	100,000	100,918
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	200,000	199,766
25	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-30	175,000	$171,249
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	165,000	126,066
Georgia 2.8%				942,256
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-36	150,000	150,727
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	100,000	100,136
Main Street Natural Gas, Inc. Series A	4.000	09-01-52	250,000	256,985
Main Street Natural Gas, Inc. Series B	5.000	12-01-55	250,000	274,157
Savannah Convention Center Authority Convention Center Hotel Revenue First Tier, Series A	5.250	06-01-40	150,000	160,251
Hawaii 0.7%				232,065
County of Maui, GO	5.000	09-01-37	200,000	232,065
Idaho 0.8%				285,112
Idaho Housing & Finance Association Series A	5.000	08-15-36	250,000	285,112
Illinois 2.5%				834,735
Chicago Board of Education Series A, GO	5.875	12-01-47	250,000	251,205
Illinois Finance Authority Music and Dance Theater Chicago (A)	5.000	10-01-35	150,000	152,442
State of Illinois Series C, GO	4.000	10-01-43	120,000	111,033
State of Illinois Series E, GO	5.000	09-01-44	200,000	207,200
Village of Northbrook, GO	5.000	12-01-37	100,000	112,855
Indiana 2.7%				911,898
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	200,000	211,424
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	3.000	11-01-30	500,000	483,731
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	200,000	216,743
Iowa 0.1%				26,794
Iowa Finance Authority Series A	5.000	08-01-46	25,000	26,794
Kentucky 1.0%				344,722
Kentucky Public Energy Authority Series A	5.250	06-01-55	200,000	213,774
Stamford Housing Authority Mozaic Concierge Living Project, Series A	5.500	10-01-35	125,000	130,948
Maine 0.6%				206,536
Finance Authority of Maine Casella Waste Systems, Inc. Project, Series R-3, AMT (A)	5.000	08-01-35	200,000	206,536
Massachusetts 2.4%				798,314
Commonwealth of Massachusetts Series A, GO	5.000	04-01-45	100,000	107,464
Commonwealth of Massachusetts Series D, GO	4.000	11-01-37	5,000	5,114
Massachusetts Development Finance Agency Bentley University	5.000	07-01-44	125,000	132,051
Massachusetts Development Finance Agency Brandeis University, Series T-2	5.000	10-01-55	150,000	169,290
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	26

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Gingercare Living, Series B-1 (A)	5.250	12-01-30	100,000	$100,091
Massachusetts Development Finance Agency Wellforce, Series C (B)	5.000	10-01-27	250,000	260,715
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.125	09-01-46	30,000	23,589
Michigan 2.0%				673,464
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-41	70,000	74,711
Michigan Finance Authority McLaren Health Care, Series D	1.200	10-15-38	300,000	282,970
Michigan State Hospital Finance Authority Corewell Health, Series B-1	5.000	08-15-55	100,000	109,940
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	100,000	103,915
State of Michigan Trunk Line Revenue Trunk Line Fund Rebuilding Program, Series B	4.000	11-15-38	100,000	101,928
Mississippi 0.4%				128,749
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-37	115,000	128,749
Missouri 0.8%				274,521
I-470 Western Gateway Transportation Development District Series A (A)	4.500	12-01-29	100,000	100,166
Lee’s Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-51	20,000	17,754
Waynesville R-VI School District Certificates of Participation	5.000	04-15-36	140,000	156,601
Nebraska 0.8%				270,022
Central Plains Energy Project Series A-1	5.000	08-01-55	250,000	270,022
Nevada 1.0%				323,451
County of Clark Series C, GO	3.000	07-01-35	45,000	43,451
State of Nevada Department of Business & Industry Brightline West Passenger Rail, Series A, AMT (A)	9.500	01-01-65	350,000	280,000
New Hampshire 0.3%				93,696
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(D)	6.727	12-15-32	150,000	93,696
New Jersey 1.5%				512,917
New Jersey Economic Development Authority Repauno Port and Rail Terminal, AMT (A)	6.375	01-01-35	100,000	103,867
New Jersey Educational Facilities Authority Princeton University, Series A	5.000	07-01-64	100,000	116,279
New Jersey Institute of Technology Series A (B)	5.000	07-01-36	250,000	292,771
New York 5.8%				1,960,945
Build NYC Resource Corp. Senior Airport Facilities, AMT	5.500	07-01-42	100,000	108,028
Dutchess County Local Development Corp. Health Quest Systems, Inc. Project, Series B	4.000	07-01-41	165,000	157,165
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	150,000	177,888
New York City Transitional Finance Authority Fiscal 2025, Series D	5.000	05-01-36	50,000	57,676
New York State Dormitory Authority School Districts Revenue Bond Financing Program, Series C (B)	5.000	10-01-36	200,000	229,973
New York State Dormitory Authority White Plains Hospital Obligated Group (B)	5.000	10-01-38	155,000	170,208
27	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Transportation Development Corp. Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	225,000	$210,323
New York Transportation Development Corp. JFK International Airport Terminal One Project, AMT	6.000	06-30-54	195,000	203,479
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-40	100,000	112,125
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-41	100,000	110,878
Port Authority of New York & New Jersey Series 248	5.000	01-15-45	150,000	160,866
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	250,000	262,336
North Carolina 2.2%				752,998
City of Charlotte Series B, GO	5.000	07-01-36	100,000	114,545
Greater Asheville Regional Airport Authority, AMT (B)	5.000	07-01-35	150,000	165,222
Raleigh Durham Airport Authority Series A, AMT	5.000	05-01-33	300,000	323,391
State of North Carolina Series C	3.000	05-01-28	150,000	149,840
North Dakota 0.7%				249,203
City of Bismarck Series T, GO	2.500	05-01-26	250,000	249,203
Ohio 3.0%				1,024,282
City of Columbus Series A, GO	3.000	08-15-32	140,000	140,010
County of Fayette, GO (B)	3.000	12-01-32	250,000	246,907
County of Hamilton Life Enriching Communities Project	5.500	01-01-40	200,000	214,352
Northeast Ohio Regional Sewer District	3.000	11-15-34	120,000	118,216
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	300,000	304,797
Oklahoma 0.3%				115,320
Tulsa Municipal Airport Trust Trustees American Airlines, Inc., AMT	6.250	12-01-35	100,000	115,320
Oregon 0.7%				236,563
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-30	225,000	236,563
Pennsylvania 4.2%				1,423,590
Allegheny County Airport Authority Pittsburgh International Airport, Series A, AMT (B)	5.250	01-01-44	250,000	266,158
Beaver County Industrial Development Authority FirstEnergy Corp., Series B	3.750	10-01-47	35,000	29,433
City of Philadelphia Series A, GO	5.000	08-01-39	150,000	169,903
City of Philadelphia Airport Revenue Series B, AMT	5.000	07-01-29	500,000	516,256
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-37	175,000	172,448
Lancaster Municipal Authority Luthercare Project Series A	5.000	12-01-45	45,000	45,162
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-1	5.250	11-01-43	100,000	108,030
Swarthmore Borough Authority Swarthmore College, Series A-2	5.000	09-15-55	100,000	116,200
Puerto Rico 0.4%				132,313
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	2.485	11-01-43	207,143	132,313
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	28

	Rate (%)	Maturity date	Par value^	Value
Rhode Island 0.6%				$191,035
Rhode Island Health and Educational Building Corp. Town of Coventry, Series E (B)	5.000	05-15-40	175,000	191,035
South Carolina 0.4%				152,246
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.500	09-01-45	50,000	51,165
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-27	100,000	101,081
Tennessee 4.9%				1,667,979
City of Knoxville, GO	3.000	05-01-35	35,000	34,452
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	200,000	223,864
Knoxville Industrial Development Board Maplehurst Park Apartments Project (A)	4.250	11-01-30	250,000	248,435
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.250	07-01-53	250,000	262,171
Tennessee Energy Acquisition Corp. Gas Project, Series A-1	5.000	05-01-53	500,000	518,126
Tennessee Energy Acquisition Corp. Series A	5.000	12-01-35	350,000	380,931
Texas 10.2%				3,470,158
Arlington Higher Education Finance Corp. Leadership Prep School	4.000	06-15-49	200,000	182,443
City of Pearland Series C, GO	5.000	09-01-44	135,000	143,468
City of San Antonio Electric & Gas Systems Revenue Series A	5.000	02-01-44	200,000	205,605
City of San Antonio, GO	3.000	08-01-35	70,000	67,625
Dallas Fort Worth Texas International Airport Series A-2, AMT	5.000	11-01-50	200,000	218,844
Dallas Independent School District Series A-6, GO	5.000	02-15-55	250,000	275,920
El Paso County Hospital District, GO (B)	5.000	02-15-40	100,000	109,340
Harris County Municipal Utility District No. 24, GO (B)	3.000	03-01-32	100,000	99,388
Harris County Municipal Utility District No. 24, GO (B)	3.000	03-01-34	100,000	98,228
Harris County Municipal Utility District No. 489 Series A, GO (B)	3.000	09-01-35	100,000	94,378
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	100,000	101,990
North East Texas Regional Mobility Authority Series B	5.000	01-01-39	400,000	436,261
Port of Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	3.625	01-01-35	140,000	130,354
Prosper Independent School District, GO	5.000	02-15-36	245,000	279,581
Sheldon Texas Independent School District Series A, GO	3.000	02-15-36	150,000	141,437
Texas Municipal Gas Acquisition & Supply Corp. IV Series A	5.500	01-01-54	250,000	268,002
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	259,349
Texas Water Development Board Master Trust	4.000	10-15-39	250,000	259,120
Texas Water Development Board Master Trust, Series A	4.000	10-15-43	100,000	98,825
Utah 3.2%				1,098,701
Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-31	475,000	498,151
Salt Lake City Airport Revenue Series A, AMT	5.250	07-01-36	180,000	201,038
University of Utah Series A	4.000	08-01-42	300,000	296,770
29	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utah (continued)
Utah Infrastructure Agency Telecommunication Revenue	5.000	10-15-27	100,000	$102,742
Vermont 0.4%				151,922
Vermont Economic Development Authority Casella Waste Systems, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	150,000	151,922
Virginia 2.2%				752,916
County of Arlington, GO	5.000	06-15-36	85,000	95,363
Isle Wight County Industrial Development Authority Riverside Health System (B)	5.250	07-01-43	250,000	267,923
Loudoun County Economic Development Authority Public Facilities Project, Series A	3.000	12-01-36	200,000	188,114
Virginia Beach Development Authority Westminster-Cantebury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	201,516
Washington 3.6%				1,207,685
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	5.500	12-01-35	100,000	100,054
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	200,000	218,451
Port of Seattle Series C, AMT	5.000	08-01-29	550,000	590,377
State of Washington Series B, GO	5.000	06-01-47	160,000	168,783
Washington State Housing Finance Commission Bayview Manor II Project, Series B-2 (A)	4.200	07-01-29	130,000	130,020
West Virginia 0.6%				203,193
West Virginia Economic Development Authority Commercial Metals Company Project, AMT	4.625	04-15-55	200,000	203,193
Wisconsin 3.3%				1,126,060
County of Milwaukee Series A, AMT	5.000	12-01-38	245,000	268,852
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	200,000	203,491
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-35	100,000	107,027
Public Finance Authority Driftwood Golf and Ranch Club Project, GO (A)(D)	6.489	12-15-39	250,000	101,562
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-35	150,000	166,193
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	100,000	86,849
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc. Project, Series A	5.125	04-01-57	100,000	86,903
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	5.625	07-01-35	100,000	105,183

	Yield (%)	Shares	Value
Short-term investments 3.8%			$1,311,899
(Cost $1,311,831)
Short-term funds 3.8%
John Hancock Collateral Trust (E)	3.9239(F)	131,140	1,311,899
Total investments (Cost $32,931,791) 99.8%			$33,938,726
Other assets and liabilities, net 0.2%			59,051
Total net assets 100.0%			$33,997,777

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	30

(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 10-31-25.

Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	7.5
Build America Mutual Assurance Company	2.4
TOTAL	9.9
The fund had the following portfolio composition as a percentage of net assets on 10-31-25:
General obligation bonds	12.5%
Revenue bonds	83.5%
Other revenue	19.9%
Education	13.6%
Health care	13.4%
Airport	13.2%
Development	10.8%
Water and sewer	3.3%
Transportation	3.0%
Housing	2.4%
Utilities	1.5%
Pollution	1.3%
Tobacco	0.6%
Facilities	0.5%
Short-term investments and other	4.0%
TOTAL	100.0%
HIGH YIELD ETF

As of 10-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.2%				$60,529,939
(Cost $59,895,016)
Communication services 13.2%				8,130,837
Diversified telecommunication services 2.3%
Cincinnati Bell Telephone Company LLC	6.300	12-01-28	94,000	93,765
Cogent Communications Group LLC (A)	6.500	07-01-32	43,000	41,063
Cogent Communications Group LLC (A)	7.000	06-15-27	48,000	47,847
Connect Holding II LLC (A)	10.500	04-03-31	81,000	79,228
Embarq LLC	7.995	06-01-36	121,000	54,853
Fibercop SpA (A)	7.721	06-04-38	260,000	263,223
Level 3 Financing, Inc. (A)	3.625	01-15-29	235,000	211,206
Level 3 Financing, Inc. (A)	6.875	06-30-33	67,000	68,627
Lumen Technologies, Inc. (A)	4.500	01-15-29	113,000	104,525
Lumen Technologies, Inc. (A)	10.000	10-15-32	199,000	200,990
Telesat Canada (A)	4.875	06-01-27	35,000	26,255
Telesat Canada (A)	5.625	12-06-26	26,000	19,760
Windstream Services LLC (A)	8.250	10-01-31	128,000	130,707
Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK) (A)	6.250	03-09-30	55,681	52,944
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK) (A)	9.000	09-09-30	41,315	37,803
Entertainment 1.8%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	110,000	93,512
Cinemark USA, Inc. (A)	7.000	08-01-32	24,000	24,872
Muvico LLC (9.000% Cash and 6.000% PIK) (A)	15.000	02-19-29	130,000	140,699
Univision Communications, Inc. (A)	8.500	07-31-31	273,000	279,226
WarnerMedia Holdings, Inc.	4.279	03-15-32	116,000	100,456
31	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
WarnerMedia Holdings, Inc.	4.279	03-15-32	465,000	$425,911
Interactive media and services 0.7%
Match Group Holdings II LLC (A)	3.625	10-01-31	208,000	188,544
Match Group Holdings II LLC (A)	4.125	08-01-30	97,000	91,297
Match Group Holdings II LLC (A)	6.125	09-15-33	125,000	125,840
ZoomInfo Technologies LLC (A)	3.875	02-01-29	35,000	33,013
Media 7.3%
Altice France Lux 3 (A)	10.000	01-15-33	100,000	93,954
Altice France SA (A)	6.875	10-15-30	277,123	271,017
AMC Networks, Inc.	4.250	02-15-29	2,000	1,720
AMC Networks, Inc. (A)	10.250	01-15-29	37,000	38,844
AMC Networks, Inc. (A)	10.500	07-15-32	59,000	62,022
Cable One, Inc. (A)	4.000	11-15-30	42,000	33,180
CCO Holdings LLC	4.500	05-01-32	277,000	246,366
CCO Holdings LLC (A)	4.750	02-01-32	340,000	307,809
CCO Holdings LLC (A)	7.375	03-01-31	378,000	383,685
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	82,000	81,379
Clear Channel Outdoor Holdings, Inc. (A)	7.875	04-01-30	84,000	88,063
CMG Media Corp. (A)	8.875	06-18-29	58,000	50,726
CSC Holdings LLC (A)	5.500	04-15-27	565,000	524,255
Directv Financing LLC (A)	10.000	02-15-31	189,000	188,222
DISH DBS Corp.	5.125	06-01-29	147,000	126,902
DISH DBS Corp. (A)	5.250	12-01-26	257,000	252,866
DISH DBS Corp. (A)	5.750	12-01-28	132,000	126,835
DISH Network Corp. (A)	11.750	11-15-27	118,000	124,228
Getty Images, Inc. (A)	14.000	03-01-28	40,000	38,900
Gray Media, Inc. (A)	5.375	11-15-31	58,000	40,265
Gray Media, Inc. (A)	7.250	08-15-33	93,000	91,053
Gray Media, Inc. (A)	10.500	07-15-29	102,000	109,918
Hughes Satellite Systems Corp.	6.625	08-01-26	35,000	33,123
iHeartCommunications, Inc. (A)	9.125	05-01-29	42,950	39,518
iHeartCommunications, Inc. (A)	10.875	05-01-30	48,000	34,603
Lamar Media Corp.	4.875	01-15-29	38,000	37,665
Neptune Bidco US, Inc. (A)	9.290	04-15-29	181,000	178,738
Outfront Media Capital LLC (A)	4.625	03-15-30	64,000	61,824
Paramount Global (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	126,000	123,480
Scripps Escrow II, Inc. (A)	3.875	01-15-29	28,000	25,317
Scripps Escrow II, Inc. (A)	5.375	01-15-31	53,000	36,459
Sinclair Television Group, Inc. (A)	5.500	03-01-30	76,000	64,600
Sinclair Television Group, Inc. (A)	8.125	02-15-33	59,000	60,126
Sirius XM Radio LLC (A)	4.125	07-01-30	397,000	373,663
The EW Scripps Company (A)	9.875	08-15-30	47,000	44,572
Versant Media Group, Inc. (A)	7.250	01-30-31	110,000	112,126
Wireless telecommunication services 1.1%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	159,000	170,180
Vmed O2 UK Financing I PLC (A)	7.750	04-15-32	299,000	309,966
Vodafone Group PLC (5.125% to 6-4-51, then 5 Year CMT + 3.073% to 6-4-71, then 5 Year CMT + 3.823%)	5.125	06-04-81	256,000	206,502
Consumer discretionary 15.2%				9,397,567
Automobile components 2.1%
Adient Global Holdings, Ltd. (A)	7.500	02-15-33	126,000	130,245
American Axle & Manufacturing, Inc. (A)	7.750	10-15-33	81,000	81,114
Clarios Global LP (A)	6.750	09-15-32	159,000	162,686
Dealer Tire LLC (A)	8.000	02-01-28	20,000	19,409
Dornoch Debt Merger Sub, Inc. (A)	6.625	10-15-29	22,000	18,742
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	32

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobile components (continued)
Garrett Motion Holdings, Inc. (A)	7.750	05-31-32	75,000	$78,931
Phinia, Inc. (A)	6.625	10-15-32	60,000	61,719
Phinia, Inc. (A)	6.750	04-15-29	149,000	153,710
Real Hero Merger Sub 2, Inc. (A)	6.250	02-01-29	46,000	27,508
Tenneco, Inc. (A)	8.000	11-17-28	122,000	121,667
The Goodyear Tire & Rubber Company	5.625	04-30-33	201,000	181,203
ZF North America Capital, Inc. (A)	6.750	04-23-30	290,000	276,056
Automobiles 1.0%
Nissan Motor Acceptance Company LLC (A)	6.125	09-30-30	270,000	267,668
Nissan Motor Company, Ltd. (A)	4.345	09-17-27	290,000	284,148
PM General Purchaser LLC (A)	9.500	10-01-28	26,000	22,487
Thor Industries, Inc. (A)	4.000	10-15-29	32,000	30,450
Broadline retail 0.8%
Kohl’s Corp.	5.125	05-01-31	24,000	18,598
Kohl’s Corp.	5.550	07-17-45	31,000	20,119
Kohl’s Corp. (A)	10.000	06-01-30	29,000	31,501
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	26,000	26,126
Macy’s Retail Holdings LLC (A)	6.700	07-15-34	67,000	62,965
QVC, Inc. (A)	6.875	04-15-29	40,000	18,400
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (A)(B)	6.250	04-22-31	275,000	265,409
Wand NewCo 3, Inc. (A)	7.625	01-30-32	47,000	49,121
Distributors 0.2%
American Builders & Contractors Supply Company, Inc. (A)	3.875	11-15-29	123,000	117,362
Diversified consumer services 0.4%
StoneMor, Inc. (A)	8.500	05-15-29	34,000	33,651
The ADT Security Corp. (A)	4.875	07-15-32	65,000	62,945
The ADT Security Corp. (A)	5.875	10-15-33	122,000	123,763
Hotels, restaurants and leisure 6.0%
Bloomin’ Brands, Inc. (A)	5.125	04-15-29	35,000	30,905
Caesars Entertainment, Inc. (A)	6.500	02-15-32	62,000	62,516
Caesars Entertainment, Inc. (A)	7.000	02-15-30	226,000	232,536
Carnival Corp. (A)	5.125	05-01-29	182,000	184,250
Carnival Corp. (A)	5.750	08-01-32	211,000	216,757
Carnival Corp. (A)	6.125	02-15-33	61,000	62,901
Churchill Downs, Inc. (A)	5.750	04-01-30	45,000	45,138
Fertitta Entertainment LLC (A)	4.625	01-15-29	68,000	65,061
Fertitta Entertainment LLC (A)	6.750	01-15-30	66,000	61,178
Hilton Domestic Operating Company, Inc. (A)	5.875	04-01-29	144,000	146,997
Hilton Domestic Operating Company, Inc. (A)	6.125	04-01-32	190,000	196,062
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	70,000	67,813
MGM Resorts International	6.125	09-15-29	312,000	317,649
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	65,000	63,094
Motion Bondco DAC (A)	6.625	11-15-27	200,000	193,574
NCL Corp., Ltd. (A)	6.250	03-01-30	94,000	95,489
NCL Corp., Ltd. (A)	7.750	02-15-29	89,000	95,193
New Red Finance, Inc. (A)	5.625	09-15-29	152,000	154,701
New Red Finance, Inc. (A)	6.125	06-15-29	151,000	155,167
Resorts World Las Vegas LLC (A)	4.625	04-16-29	200,000	180,548
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	25,000	25,265
Sabre GLBL, Inc. (A)	8.625	06-01-27	130,000	130,704
Sabre GLBL, Inc. (A)	11.125	07-15-30	96,000	90,720
Six Flags Entertainment Corp. (A)	6.625	05-01-32	37,000	37,571
Six Flags Entertainment Corp. (A)	7.250	05-15-31	38,000	38,093
Station Casinos LLC (A)	6.625	03-15-32	74,000	75,211
33	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Travel + Leisure Company (A)	4.625	03-01-30	33,000	$31,994
Viking Ocean Cruises Ship VII, Ltd. (A)	5.625	02-15-29	157,000	156,845
Wynn Resorts Finance LLC (A)	7.125	02-15-31	178,000	191,149
Yum! Brands, Inc.	3.625	03-15-31	233,000	218,754
Yum! Brands, Inc.	6.875	11-15-37	91,000	101,733
Household durables 2.1%
Ashton Woods USA LLC (A)	6.875	08-01-33	92,000	92,081
Brookfield Residential Properties, Inc. (A)	4.875	02-15-30	67,000	61,899
Century Communities, Inc. (A)	6.625	09-15-33	52,000	51,846
Dream Finders Homes, Inc. (A)	6.875	09-15-30	69,000	68,678
Empire Communities Corp. (A)	9.750	05-01-29	77,000	78,734
KB Home	4.000	06-15-31	34,000	32,100
KB Home	7.250	07-15-30	154,000	158,674
Newell Brands, Inc.	6.625	09-15-29	96,000	93,884
Newell Brands, Inc.	6.625	05-15-32	50,000	47,000
Newell Brands, Inc.	7.500	04-01-46	45,000	37,133
Newell Brands, Inc. (A)	8.500	06-01-28	62,000	63,607
Taylor Morrison Communities, Inc. (A)	5.125	08-01-30	219,000	218,711
The New Home Company, Inc. (A)	8.500	11-01-30	59,000	61,054
TopBuild Corp. (A)	4.125	02-15-32	34,000	32,022
TopBuild Corp. (A)	5.625	01-31-34	107,000	107,434
Whirlpool Corp.	6.125	06-15-30	36,000	35,646
Whirlpool Corp.	6.500	06-15-33	62,000	60,489
Leisure products 0.0%
MajorDrive Holdings IV LLC (A)	6.375	06-01-29	24,000	18,748
Specialty retail 2.5%
Advance Auto Parts, Inc. (A)	7.375	08-01-33	121,000	122,513
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	122,000	117,479
Bath & Body Works, Inc.	6.750	07-01-36	109,000	112,819
Bath & Body Works, Inc.	6.950	03-01-33	126,000	130,461
Carvana Company (9.000% Cash or 14.000% PIK) (A)	9.000	06-01-31	145,000	161,347
Cougar JV Subsidiary LLC (A)	8.000	05-15-32	64,000	68,210
Ken Garff Automotive LLC (A)	4.875	09-15-28	50,000	48,998
Lithia Motors, Inc. (A)	4.375	01-15-31	132,000	125,838
Mavis Tire Express Services Topco Corp. (A)	6.500	05-15-29	36,000	35,612
Sally Holdings LLC	6.750	03-01-32	84,000	87,397
Sonic Automotive, Inc. (A)	4.875	11-15-31	139,000	132,253
Specialty Building Products Holdings LLC (A)	7.750	10-15-29	42,000	42,260
Staples, Inc. (A)	10.750	09-01-29	283,000	274,249
The Michaels Companies, Inc. (A)	5.250	05-01-28	31,000	28,947
The Michaels Companies, Inc. (A)	7.875	05-01-29	54,000	47,385
Textiles, apparel and luxury goods 0.1%
VF Corp.	2.950	04-23-30	57,000	50,112
VF Corp.	6.450	11-01-37	20,000	18,676
Consumer staples 3.7%				2,261,811
Beverages 0.1%
Primo Water Holdings, Inc. (A)	4.375	04-30-29	70,000	68,074
Consumer staples distribution and retail 1.4%
Albertsons Companies, Inc. (A)	3.500	03-15-29	197,000	187,752
Arko Corp. (A)	5.125	11-15-29	36,000	30,047
C&S Group Enterprises LLC (A)	5.000	12-15-28	20,000	18,239
KeHE Distributors LLC (A)	9.000	02-15-29	80,000	83,761
Performance Food Group, Inc. (A)	4.250	08-01-29	200,000	195,049
Safeway, Inc.	7.250	02-01-31	102,000	110,238
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	34

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Consumer staples distribution and retail (continued)
United Natural Foods, Inc. (A)	6.750	10-15-28	41,000	$41,013
US Foods, Inc. (A)	7.250	01-15-32	150,000	157,375
Food products 1.2%
B&G Foods, Inc. (A)	8.000	09-15-28	39,000	36,666
Fiesta Purchaser, Inc. (A)	7.875	03-01-31	16,000	16,888
Fiesta Purchaser, Inc. (A)	9.625	09-15-32	29,000	31,206
Lamb Weston Holdings, Inc. (A)	4.375	01-31-32	230,000	219,264
Pilgrim’s Pride Corp.	3.500	03-01-32	104,000	95,321
Post Holdings, Inc. (A)	4.500	09-15-31	266,000	249,792
TreeHouse Foods, Inc.	4.000	09-01-28	26,000	25,317
Viking Baked Goods Acquisition Corp. (A)	8.625	11-01-31	50,000	50,168
Household products 0.3%
Energizer Holdings, Inc. (A)	4.375	03-31-29	62,000	59,509
Energizer Holdings, Inc. (A)	6.000	09-15-33	119,000	114,960
Kronos Acquisition Holdings, Inc. (A)	8.250	06-30-31	32,000	23,737
Personal care products 0.7%
HLF Financing Sarl LLC (A)	4.875	06-01-29	41,000	35,982
HLF Financing Sarl LLC (A)	12.250	04-15-29	75,000	81,090
Perrigo Finance Unlimited Company	4.900	12-15-44	400,000	330,363
Energy 10.5%				6,463,864
Energy equipment and services 0.8%
Archrock Partners LP (A)	6.625	09-01-32	89,000	91,469
Nabors Industries, Inc. (A)	8.875	08-15-31	69,000	65,570
Noble Finance II LLC (A)	8.000	04-15-30	60,000	62,271
SESI LLC (A)	7.875	09-30-30	157,000	154,080
Weatherford International, Ltd. (A)	6.750	10-15-33	94,000	96,064
Oil, gas and consumable fuels 9.7%
Antero Midstream Partners LP (A)	5.375	06-15-29	125,000	124,922
Antero Midstream Partners LP (A)	6.625	02-01-32	118,000	122,163
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	157,000	156,540
Baytex Energy Corp. (A)	8.500	04-30-30	114,000	116,867
Buckeye Partners LP	5.600	10-15-44	35,000	32,272
Chord Energy Corp. (A)	6.000	10-01-30	157,000	157,374
CITGO Petroleum Corp. (A)	8.375	01-15-29	360,000	374,363
Civitas Resources, Inc. (A)	8.375	07-01-28	181,000	187,015
Civitas Resources, Inc. (A)	9.625	06-15-33	238,000	255,336
Crescent Energy Finance LLC (A)	7.375	01-15-33	135,000	127,505
Delek Logistics Partners LP (A)	8.625	03-15-29	90,000	93,936
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	131,000	129,813
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	189,000	189,586
Global Marine, Inc.	7.000	06-01-28	23,000	21,896
Hess Midstream Operations LP (A)	5.875	03-01-28	93,000	94,915
Hilcorp Energy I LP (A)	5.750	02-01-29	223,000	218,832
Hilcorp Energy I LP (A)	8.375	11-01-33	189,000	195,511
ITT Holdings LLC (A)	6.500	08-01-29	33,000	31,963
Kinetik Holdings LP (A)	6.625	12-15-28	49,000	50,327
NFE Financing LLC (A)	12.000	11-15-29	91,000	22,177
NGL Energy Operating LLC (A)	8.125	02-15-29	67,000	68,588
NGL Energy Operating LLC (A)	8.375	02-15-32	73,000	74,643
Northriver Midstream Finance LP (A)	6.750	07-15-32	62,000	63,182
Permian Resources Operating LLC (A)	5.875	07-01-29	189,000	189,165
Permian Resources Operating LLC (A)	7.000	01-15-32	179,000	185,704
Prairie Acquiror LP (A)	9.000	08-01-29	88,000	90,321
Range Resources Corp. (A)	4.750	02-15-30	38,000	37,184
35	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Rockies Express Pipeline LLC (A)	4.800	05-15-30	45,000	$44,038
Rockies Express Pipeline LLC (A)	7.500	07-15-38	59,000	63,984
SM Energy Company (A)	6.750	08-01-29	60,000	59,875
Summit Midstream Holdings LLC (A)	8.625	10-31-29	69,000	70,192
Sunoco LP (A)	5.875	03-15-34	118,000	117,981
Sunoco LP (A)	7.250	05-01-32	99,000	104,372
Tallgrass Energy Partners LP (A)	6.750	03-15-34	132,000	130,985
Transocean Aquila, Ltd. (A)	8.000	09-30-28	302,969	310,779
Venture Global Calcasieu Pass LLC (A)	3.875	11-01-33	357,000	315,091
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	308,000	314,207
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	98,000	91,597
Venture Global LNG, Inc. (A)	9.875	02-01-32	601,000	641,959
Venture Global Plaquemines LNG LLC (A)	7.750	05-01-35	112,000	126,382
Vital Energy, Inc.	9.750	10-15-30	36,000	37,014
WBI Operating LLC (A)	6.250	10-15-30	154,000	153,854
Financials 12.2%				7,503,776
Banks 0.9%
Banc of California (3.250% to 5-1-26, then 3 month CME Term SOFR + 2.520%)	3.250	05-01-31	200,000	183,152
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (B)	6.875	08-15-30	254,000	261,715
Park River Holdings, Inc. (A)	8.750	12-31-30	66,542	66,432
Valley National Bancorp (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.360%)	3.000	06-15-31	26,000	24,143
Capital markets 1.9%
Coinbase Global, Inc. (A)	3.625	10-01-31	140,000	125,128
Focus Financial Partners LLC (A)	6.750	09-15-31	159,000	163,877
Hightower Holding LLC (A)	6.750	04-15-29	158,000	158,167
Jane Street Group (A)	7.125	04-30-31	329,000	345,242
Jefferies Finance LLC (A)	6.625	10-15-31	260,000	256,170
Stonex Escrow Issuer LLC (A)	6.875	07-15-32	89,000	92,080
Consumer finance 1.4%
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (A)	8.375	06-15-35	53,000	54,229
Credit Acceptance Corp. (A)	6.625	03-15-30	207,000	206,901
OneMain Finance Corp.	4.000	09-15-30	68,000	63,239
OneMain Finance Corp.	5.375	11-15-29	64,000	63,493
OneMain Finance Corp.	6.750	03-15-32	347,000	352,142
PRA Group, Inc. (A)	5.000	10-01-29	61,000	55,494
Synchrony Financial	7.250	02-02-33	58,000	61,482
Financial services 3.7%
CI Financial Corp. (A)	7.500	05-30-29	147,000	156,241
Cobra AcquisitionCo LLC (A)	12.250	11-01-29	31,000	31,078
Freedom Mortgage Holdings LLC (A)	8.375	04-01-32	405,000	422,259
Icahn Enterprises LP	5.250	05-15-27	75,000	73,702
Icahn Enterprises LP	9.000	06-15-30	78,000	75,075
ION Platform Finance US, Inc. (A)	7.875	09-30-32	300,000	292,611
Mobius Merger Sub, Inc. (A)	9.000	06-01-30	19,000	15,825
Osaic Holdings, Inc. (A)	6.750	08-01-32	96,000	99,177
PennyMac Financial Services, Inc. (A)	6.875	05-15-32	125,000	130,386
PennyMac Financial Services, Inc. (A)	7.125	11-15-30	61,000	63,866
Prospect Capital Corp.	3.364	11-15-26	33,000	31,965
Rocket Companies, Inc. (A)	6.125	08-01-30	250,000	257,876
Rocket Mortgage LLC (A)	3.875	03-01-31	249,000	234,072
Rocket Mortgage LLC (A)	4.000	10-15-33	70,000	64,462
Shift4 Payments LLC (A)	6.750	08-15-32	291,000	300,555
VFH Parent LLC (A)	7.500	06-15-31	58,000	60,695
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	36

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 3.6%
Acrisure LLC (A)	6.750	07-01-32	127,000	$130,246
Acrisure LLC (A)	7.500	11-06-30	495,000	511,968
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	422,000	437,086
AmWINS Group, Inc. (A)	4.875	06-30-29	139,000	134,245
Assurant, Inc. (7.000% to 3-27-28, then 3 month LIBOR + 4.135%)	7.000	03-27-48	43,000	44,174
Augustar Life Insurance Company (A)	6.875	06-15-42	209,000	202,915
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (A)	4.700	10-15-51	131,000	127,584
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	34,000	35,547
HUB International, Ltd. (A)	7.250	06-15-30	126,000	131,544
Liberty Mutual Group, Inc. (A)	4.300	02-01-61	146,000	93,715
Panther Escrow Issuer LLC (A)	7.125	06-01-31	279,000	288,340
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26	72,000	69,146
Mortgage real estate investment trusts 0.7%
Arbor Realty SR, Inc. (A)	7.875	07-15-30	47,000	47,826
Blackstone Mortgage Trust, Inc. (A)	7.750	12-01-29	23,000	24,238
Ladder Capital Finance Holdings LLLP (A)	4.750	06-15-29	161,000	157,857
Starwood Property Trust, Inc. (A)	6.500	07-01-30	74,000	76,964
Starwood Property Trust, Inc. (A)	7.250	04-01-29	140,000	147,450
Health care 8.3%				5,114,985
Biotechnology 0.3%
Emergent BioSolutions, Inc. (A)	3.875	08-15-28	22,000	19,471
Select Medical Corp. (A)	6.250	12-01-32	76,000	77,094
Star Parent, Inc. (A)	9.000	10-01-30	86,000	91,829
Health care equipment and supplies 1.4%
Bausch + Lomb Corp. (A)	8.375	10-01-28	44,000	45,980
Embecta Corp. (A)	5.000	02-15-30	39,000	37,004
Hologic, Inc. (A)	3.250	02-15-29	196,000	193,472
Medline Borrower LP (A)	3.875	04-01-29	166,000	161,237
Medline Borrower LP (A)	5.250	10-01-29	392,000	390,508
Sotera Health Holdings LLC (A)	7.375	06-01-31	33,000	34,680
Health care providers and services 4.8%
Acadia Healthcare Company, Inc. (A)	5.000	04-15-29	30,000	29,356
Acadia Healthcare Company, Inc. (A)	7.375	03-15-33	29,000	29,979
AdaptHealth LLC (A)	5.125	03-01-30	161,000	154,020
AthenaHealth Group, Inc. (A)	6.500	02-15-30	82,000	80,275
Centene Corp.	3.375	02-15-30	82,000	75,433
Community Health Systems, Inc. (A)	5.250	05-15-30	87,000	81,552
Community Health Systems, Inc. (A)	5.625	03-15-27	140,000	139,650
Community Health Systems, Inc. (A)	6.875	04-15-29	45,000	40,798
Community Health Systems, Inc. (A)	10.875	01-15-32	88,000	94,867
Concentra Health Services, Inc. (A)	6.875	07-15-32	52,000	54,238
CVS Health Corp. (6.750% to 12-10-34, then 5 Year CMT + 2.516%)	6.750	12-10-54	154,000	160,041
DaVita, Inc. (A)	3.750	02-15-31	169,000	155,162
DaVita, Inc. (A)	6.875	09-01-32	203,000	210,294
Global Medical Response, Inc. (A)	7.375	10-01-32	62,000	64,873
LifePoint Health, Inc. (A)	5.375	01-15-29	102,000	98,701
LifePoint Health, Inc. (A)	9.875	08-15-30	145,000	156,544
Molina Healthcare, Inc. (A)	3.875	11-15-30	96,000	88,552
Molina Healthcare, Inc. (A)	6.250	01-15-33	53,000	53,346
MPH Acquisition Holdings LLC (A)	5.750	12-31-30	104,030	94,459
MPH Acquisition Holdings LLC (6.000% Cash and 0.750% PIK) (A)	6.750	03-31-31	45,000	38,363
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (A)	11.500	12-31-30	61,707	66,566
Owens & Minor, Inc. (A)	6.625	04-01-30	39,000	29,685
Prime Healthcare Services, Inc. (A)	9.375	09-01-29	49,000	51,550
Radiology Partners, Inc. (A)	8.500	07-15-32	51,000	53,038
37	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (A)	9.781	02-15-30	85,475	$83,317
Surgery Center Holdings, Inc. (A)	7.250	04-15-32	67,000	68,937
Team Health Holdings, Inc. (A)	8.375	06-30-28	119,000	120,272
Tenet Healthcare Corp.	4.375	01-15-30	193,000	188,363
Tenet Healthcare Corp.	6.750	05-15-31	118,000	122,423
Tenet Healthcare Corp.	6.875	11-15-31	200,000	217,247
US Renal Care, Inc. (A)	10.625	06-28-28	67,000	58,290
Life sciences tools and services 0.0%
IQVIA, Inc. (A)	6.250	06-01-32	4,000	4,169
Pharmaceuticals 1.8%
Amneal Pharmaceuticals LLC (A)	6.875	08-01-32	86,000	90,166
Bausch Health Americas, Inc. (A)	8.500	01-31-27	189,000	188,174
Bausch Health Companies, Inc. (A)	6.250	02-15-29	113,000	92,660
Bausch Health Companies, Inc. (A)	10.000	04-15-32	250,000	261,327
Bausch Health Companies, Inc. (A)	11.000	09-30-28	89,000	93,293
Organon & Company (A)	6.750	05-15-34	200,000	179,185
Organon & Company (A)	7.875	05-15-34	250,000	194,545
Industrials 11.5%				7,065,472
Aerospace and defense 2.3%
ATI, Inc.	5.125	10-01-31	70,000	69,403
Bombardier, Inc. (A)	6.750	06-15-33	296,000	310,725
Goat Holdco LLC (A)	6.750	02-01-32	92,000	93,947
TransDigm, Inc. (A)	6.375	05-31-33	689,000	702,322
TransDigm, Inc. (A)	7.125	12-01-31	237,000	247,254
Air freight and logistics 0.1%
Rand Parent LLC (A)	8.500	02-15-30	43,000	43,958
Building products 1.3%
Advanced Drainage Systems, Inc. (A)	5.000	09-30-27	37,000	36,909
Builders FirstSource, Inc. (A)	4.250	02-01-32	132,000	124,891
Builders FirstSource, Inc. (A)	6.375	03-01-34	121,000	125,310
Camelot Return Merger Sub, Inc. (A)	8.750	08-01-28	59,000	54,541
CP Atlas Buyer, Inc. (A)	9.750	07-15-30	47,000	49,029
FXI Holdings, Inc. (A)	12.250	11-15-26	84,000	73,687
JELD-WEN, Inc. (A)	7.000	09-01-32	18,000	14,850
LBM Acquisition LLC (A)	6.250	01-15-29	27,000	24,628
Masterbrand, Inc. (A)	7.000	07-15-32	60,000	62,238
MIWD Holdco II LLC (A)	5.500	02-01-30	84,000	81,505
Resideo Funding, Inc. (A)	4.000	09-01-29	39,000	37,196
Resideo Funding, Inc. (A)	6.500	07-15-32	71,000	72,675
Wilsonart LLC (A)	11.000	08-15-32	32,000	30,223
Commercial services and supplies 1.1%
Allied Universal Holdco LLC (A)	4.625	06-01-28	275,000	269,343
Clean Harbors, Inc. (A)	5.125	07-15-29	93,000	92,757
GFL Environmental, Inc. (A)	4.375	08-15-29	312,000	305,132
The GEO Group, Inc.	10.250	04-15-31	29,000	31,758
Construction and engineering 0.5%
APi Group DE, Inc. (A)	4.125	07-15-29	93,000	89,764
Brand Industrial Services, Inc. (A)	10.375	08-01-30	36,000	34,638
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	67,000	67,599
Cornerstone Building Brands, Inc. (A)	9.500	08-15-29	66,000	60,900
Great Lakes Dredge & Dock Corp. (A)	5.250	06-01-29	25,000	24,198
Tutor Perini Corp. (A)	11.875	04-30-29	20,000	22,320
VM Consolidated, Inc. (A)	5.500	04-15-29	25,000	24,723
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	38

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.7%
EMRLD Borrower LP (A)	6.750	07-15-31	268,000	$278,309
Sensata Technologies, Inc. (A)	3.750	02-15-31	200,000	185,896
Ground transportation 0.5%
Avis Budget Car Rental LLC (A)	8.250	01-15-30	25,000	25,515
Avis Budget Car Rental LLC (A)	8.375	06-15-32	122,000	124,977
The Hertz Corp. (A)	12.625	07-15-29	35,000	34,646
XPO CNW, Inc.	6.700	05-01-34	70,000	74,645
XPO, Inc. (A)	7.125	06-01-31	53,000	55,338
Machinery 1.5%
Allison Transmission, Inc. (A)	3.750	01-30-31	61,000	56,321
Allison Transmission, Inc. (A)	5.875	06-01-29	51,000	51,429
Alta Equipment Group, Inc. (A)	9.000	06-01-29	35,000	31,714
GrafTech Finance, Inc. (A)	4.625	12-23-29	26,000	19,175
GrafTech Global Enterprises, Inc. (A)	9.875	12-23-29	93,000	82,073
Husky Injection Molding Systems, Ltd. (A)	9.000	02-15-29	71,000	73,353
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	60,000	62,788
Madison IAQ LLC (A)	5.875	06-30-29	133,000	130,328
Maxim Crane Works Holdings Capital LLC (A)	11.500	09-01-28	32,000	33,841
New Flyer Holdings, Inc. (A)	9.250	07-01-30	39,000	41,524
SPX FLOW, Inc. (A)	8.750	04-01-30	30,000	30,699
Terex Corp. (A)	6.250	10-15-32	142,000	144,016
The Manitowoc Company, Inc. (A)	9.250	10-01-31	71,000	74,617
Titan International, Inc.	7.000	04-30-28	31,000	31,072
Trinity Industries, Inc. (A)	7.750	07-15-28	60,000	62,190
Marine transportation 0.1%
Dcli Bidco LLC (A)	7.750	11-15-29	43,000	43,706
Passenger airlines 0.8%
American Airlines, Inc. (A)	5.750	04-20-29	320,000	322,863
JetBlue Airways Corp. (A)	9.875	09-20-31	55,000	54,059
VistaJet Malta Finance PLC (A)	9.500	06-01-28	108,000	112,321
Professional services 0.6%
Amentum Holdings, Inc. (A)	7.250	08-01-32	24,000	24,977
KBR, Inc. (A)	4.750	09-30-28	59,000	58,003
SS&C Technologies, Inc. (A)	6.500	06-01-32	207,000	214,604
TriNet Group, Inc. (A)	7.125	08-15-31	46,000	47,727
Trading companies and distributors 2.0%
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	70,000	68,696
EquipmentShare.com, Inc. (A)	9.000	05-15-28	70,000	70,528
FTAI Aviation Investors LLC (A)	7.875	12-01-30	138,000	146,658
Global Aircraft Leasing Company, Ltd. (A)	8.750	09-01-27	36,000	37,063
Herc Holdings, Inc. (A)	7.250	06-15-33	337,000	355,300
QXO Building Products, Inc. (A)	6.750	04-30-32	84,000	86,961
United Rentals North America, Inc.	3.750	01-15-32	472,000	439,117
Information technology 6.3%				3,916,050
Communications equipment 1.5%
Ciena Corp. (A)	4.000	01-31-30	38,000	36,517
CommScope LLC (A)	9.500	12-15-31	118,000	120,196
EchoStar Corp. (0.000% Cash and 6.750% PIK)	6.750	11-30-30	167,000	172,329
EchoStar Corp.	10.750	11-30-29	243,000	267,512
Viasat, Inc. (A)	6.500	07-15-28	250,000	242,650
Viasat, Inc. (A)	7.500	05-30-31	78,000	73,191
Viavi Solutions, Inc. (A)	3.750	10-01-29	46,000	43,370
Electronic equipment, instruments and components 0.4%
Crane NXT Company	4.200	03-15-48	50,000	35,468
39	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Imola Merger Corp. (A)	4.750	05-15-29	162,000	$159,684
Zebra Technologies Corp. (A)	6.500	06-01-32	25,000	25,909
IT services 0.6%
CoreWeave, Inc. (A)	9.000	02-01-31	195,000	195,570
Go Daddy Operating Company LLC (A)	5.250	12-01-27	123,000	122,860
Newfold Digital Holdings Group, Inc. (A)	6.000	02-15-29	21,000	12,390
Science Applications International Corp. (A)	4.875	04-01-28	29,000	28,776
Semiconductors and semiconductor equipment 0.3%
Entegris, Inc. (A)	4.750	04-15-29	195,000	193,794
Software 3.2%
Capstone Borrower, Inc. (A)	8.000	06-15-30	176,000	179,563
Central Parent LLC (A)	8.000	06-15-29	44,000	36,832
Cloud Software Group, Inc. (A)	6.500	03-31-29	128,000	128,966
Cloud Software Group, Inc. (A)	6.625	08-15-33	127,000	127,291
Cloud Software Group, Inc. (A)	9.000	09-30-29	329,000	340,298
Ellucian Holdings, Inc. (A)	6.500	12-01-29	31,000	31,374
Fair Isaac Corp. (A)	6.000	05-15-33	60,000	61,074
Gen Digital, Inc. (A)	6.250	04-01-33	118,000	121,474
McAfee Corp. (A)	7.375	02-15-30	147,000	134,570
NCR Voyix Corp. (A)	5.125	04-15-29	62,000	61,357
Open Text Corp. (A)	3.875	12-01-29	147,000	139,116
Rocket Software, Inc. (A)	6.500	02-15-29	63,000	61,203
UKG, Inc. (A)	6.875	02-01-31	157,000	161,609
WULF Compute LLC (A)	7.750	10-15-30	180,000	186,997
X.AI LLC	12.500	06-30-30	185,000	194,291
Technology hardware, storage and peripherals 0.3%
Seagate Data Storage Technology Pte, Ltd. (A)	5.750	12-01-34	162,000	165,590
Xerox Corp.	4.800	03-01-35	40,000	11,950
Xerox Corp. (A)	10.250	10-15-30	30,000	30,674
Xerox Corp. (A)	13.500	04-15-31	12,000	11,605
Materials 9.8%				6,041,842
Chemicals 3.2%
Celanese US Holdings LLC	6.500	04-15-30	242,000	239,979
Consolidated Energy Finance SA (A)	5.625	10-15-28	300,000	203,724
CVR Partners LP (A)	6.125	06-15-28	42,000	41,960
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	45,000	43,671
HB Fuller Company	4.250	10-15-28	96,000	93,377
INEOS Finance PLC (A)	6.750	05-15-28	225,000	212,200
Ingevity Corp. (A)	3.875	11-01-28	31,000	29,871
Methanex Corp.	5.250	12-15-29	69,000	68,799
Methanex Corp.	5.650	12-01-44	116,000	100,929
Minerals Technologies, Inc. (A)	5.000	07-01-28	44,000	43,486
Qnity Electronics, Inc. (A)	5.750	08-15-32	93,000	94,640
SCIH Salt Holdings, Inc. (A)	4.875	05-01-28	64,000	63,301
SNF Group SACA (A)	3.375	03-15-30	243,000	224,770
The Chemours Company (A)	5.750	11-15-28	121,000	115,946
The Scotts Miracle-Gro Company	4.000	04-01-31	71,000	65,728
Tronox, Inc. (A)	4.625	03-15-29	24,000	14,755
Tronox, Inc. (A)	9.125	09-30-30	90,000	82,121
WR Grace Holdings LLC (A)	5.625	08-15-29	126,000	115,295
WR Grace Holdings LLC (A)	6.625	08-15-32	125,000	120,734
Construction materials 1.4%
Knife River Corp. (A)	7.750	05-01-31	16,000	16,761
Oscar AcquisitionCo LLC (A)	9.500	04-15-30	19,000	13,833
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	40

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Quikrete Holdings, Inc. (A)	6.375	03-01-32	151,000	$156,619
Quikrete Holdings, Inc. (A)	6.750	03-01-33	60,000	62,433
Smyrna Ready Mix Concrete LLC (A)	8.875	11-15-31	106,000	111,618
Standard Building Solutions, Inc. (A)	6.500	08-15-32	176,000	180,928
Standard Industries, Inc. (A)	3.375	01-15-31	92,000	83,784
White Cap Supply Holdings LLC (A)	7.375	11-15-30	220,000	222,542
Containers and packaging 2.4%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	300,000	300,773
Ball Corp.	2.875	08-15-30	171,000	156,345
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	91,000	91,909
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	91,000	91,186
Crown Americas LLC (A)	5.875	06-01-33	141,000	142,900
Graphic Packaging International LLC (A)	6.375	07-15-32	154,000	156,021
Iris Holding, Inc. (A)	10.000	12-15-28	47,000	40,542
LABL, Inc. (A)	5.875	11-01-28	74,000	52,752
LABL, Inc. (A)	8.625	10-01-31	25,000	16,070
LABL, Inc. (A)	10.500	07-15-27	48,000	31,350
Mauser Packaging Solutions Holding Company (A)	7.875	04-15-27	90,000	90,236
Mauser Packaging Solutions Holding Company (A)	9.250	04-15-27	88,000	86,892
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	49,000	48,020
Sealed Air Corp. (A)	5.000	04-15-29	75,000	74,469
Sealed Air Corp. (A)	6.125	02-01-28	60,000	60,780
Trident TPI Holdings, Inc. (A)	12.750	12-31-28	62,000	66,178
Metals and mining 2.6%
Arsenal AIC Parent LLC (A)	8.000	10-01-30	56,000	59,492
Cleveland-Cliffs, Inc. (A)	6.875	11-01-29	402,000	412,815
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33	50,000	51,729
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	300,000	314,189
Fortescue Treasury Pty, Ltd. (A)	4.375	04-01-31	44,000	42,586
Kaiser Aluminum Corp. (A)	4.500	06-01-31	66,000	62,975
Novelis Corp. (A)	4.750	01-30-30	290,000	280,308
Samarco Mineracao SA (0.000% Cash and 9.000% PIK) (A)	9.000	06-30-31	137,159	137,157
SunCoke Energy, Inc. (A)	4.875	06-30-29	234,000	218,481
Vibrantz Technologies, Inc. (A)	9.000	02-15-30	35,000	18,620
Paper and forest products 0.2%
Domtar Corp. (A)	6.750	10-01-28	29,000	22,016
Magnera Corp. (A)	4.750	11-15-29	42,000	34,973
Magnera Corp. (A)	7.250	11-15-31	15,000	12,952
Mercer International, Inc.	5.125	02-01-29	67,000	43,322
Real estate 3.4%				2,102,225
Diversified REITs 0.1%
Global Net Lease, Inc. (A)	3.750	12-15-27	32,000	31,025
Global Net Lease, Inc. (A)	4.500	09-30-28	38,000	37,268
Health care REITs 0.4%
Diversified Healthcare Trust	4.375	03-01-31	20,000	17,552
Diversified Healthcare Trust	4.750	02-15-28	17,000	16,203
Diversified Healthcare Trust (A)	7.250	10-15-30	19,000	19,191
MPT Operating Partnership LP	3.500	03-15-31	58,000	40,952
MPT Operating Partnership LP	4.625	08-01-29	52,000	42,516
MPT Operating Partnership LP	5.000	10-15-27	63,000	60,614
MPT Operating Partnership LP (A)	8.500	02-15-32	46,000	48,193
Hotel and resort REITs 0.3%
Service Properties Trust	3.950	01-15-28	125,000	116,312
Service Properties Trust	4.375	02-15-30	49,000	41,240
41	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Hotel and resort REITs (continued)
Service Properties Trust (A)	8.625	11-15-31	35,000	$36,919
Office REITs 0.1%
Hudson Pacific Properties LP	3.950	11-01-27	61,000	58,408
Hudson Pacific Properties LP	4.650	04-01-29	12,000	11,048
Real estate management and development 0.7%
Anywhere Real Estate Group LLC (A)	5.750	01-15-29	25,000	23,992
Anywhere Real Estate Group LLC (A)	7.000	04-15-30	43,000	43,311
Anywhere Real Estate Group LLC (A)	9.750	04-15-30	26,000	28,310
Five Point Operating Company LP (A)	8.000	10-01-30	32,000	32,705
Forestar Group, Inc. (A)	5.000	03-01-28	72,000	71,838
Kennedy-Wilson, Inc.	4.750	03-01-29	92,000	87,095
Kennedy-Wilson, Inc.	5.000	03-01-31	38,000	35,077
The Howard Hughes Corp. (A)	4.375	02-01-31	78,000	73,539
Specialized REITs 1.8%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	98,000	94,729
Iron Mountain, Inc. (A)	5.250	07-15-30	626,000	623,082
SBA Communications Corp.	3.125	02-01-29	157,000	148,411
Uniti Group LP (A)	4.750	04-15-28	100,000	97,739
Uniti Group LP (A)	6.000	01-15-30	184,000	164,956
Utilities 4.1%				2,531,510
Electric utilities 1.4%
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-09-26	75,000	74,510
Edison International (7.875% to 6-15-29, then 5 Year CMT + 3.658%)	7.875	06-15-54	31,000	31,906
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53	43,000	44,379
NRG Energy, Inc. (A)	5.750	01-15-34	251,000	252,770
NRG Energy, Inc. (A)	6.000	01-15-36	157,000	159,702
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	59,000	61,981
PG&E Corp.	5.000	07-01-28	123,000	122,142
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	122,000	125,480
Gas utilities 0.6%
Ferrellgas LP (A)	5.875	04-01-29	242,000	230,006
Ferrellgas LP (A)	9.250	01-15-31	120,000	121,083
Independent power and renewable electricity producers 2.1%
Alpha Generation LLC (A)	6.250	01-15-34	141,000	142,639
Calpine Corp. (A)	4.500	02-15-28	3,000	2,993
Clearway Energy Operating LLC (A)	3.750	01-15-32	100,000	90,552
Talen Energy Supply LLC (A)	6.250	02-01-34	200,000	205,090
The AES Corp. (6.950% to 7-15-30, then 5 Year CMT + 2.890%)	6.950	07-15-55	45,000	43,537
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	43,000	43,893
Vistra Operations Company LLC (A)	5.000	07-31-27	183,000	183,099
Vistra Operations Company LLC (A)	6.875	04-15-32	179,000	188,011
XPLR Infrastructure Operating Partners LP (A)	3.875	10-15-26	281,000	276,854
XPLR Infrastructure Operating Partners LP (A)	7.250	01-15-29	92,000	94,637
Water utilities 0.0%
Artera Services LLC (A)	8.500	02-15-31	42,000	36,246

	Shares	Value
Common stocks 0.1%		$46,371
(Cost $50,097)
Communication services 0.1%		46,371
Media 0.1%
Altice France Lux 3 (C)	2,797	46,371

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	42

	Yield (%)	Shares	Value
Short-term investments 0.6%			$380,001
(Cost $380,001)
Short-term funds 0.6%			380,001
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.0278(D)	380,001	380,001

Total investments (Cost $60,325,114) 98.9%	$60,956,311
Other assets and liabilities, net 1.1%	674,515
Total net assets 100.0%	$61,630,826

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $50,854,009 or 82.5% of the fund’s net assets as of 10-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing security.
(D)	The rate shown is the annualized seven-day yield as of 10-31-25.
The fund had the following country composition as a percentage of net assets on 10-31-25:
United States	89.3%
Canada	4.7%
United Kingdom	1.2%
Ireland	1.1%
Other countries	3.7%
TOTAL	100.0%
MORTGAGE-BACKED SECURITIES ETF

As of 10-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 64.9%				$110,900,733
(Cost $109,617,418)
U.S. Government 0.0%				51,500
U.S. Treasury Bond	4.875	08-15-45	50,000	51,500
U.S. Government Agency 64.9%				110,849,233
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	01-01-51	1,340,334	1,108,715
30 Yr Pass Thru	2.000	02-01-51	607,071	498,750
30 Yr Pass Thru	2.000	03-01-51	315,247	258,111
30 Yr Pass Thru	2.000	08-01-51	242,491	199,829
30 Yr Pass Thru	2.000	09-01-51	207,165	171,042
30 Yr Pass Thru	2.000	12-01-51	1,184,231	975,517
30 Yr Pass Thru	2.000	12-01-51	694,230	565,801
30 Yr Pass Thru	2.000	12-01-51	669,700	548,111
30 Yr Pass Thru	2.000	01-01-52	435,414	354,864
30 Yr Pass Thru	2.000	02-01-52	261,111	214,520
30 Yr Pass Thru	2.000	02-01-52	512,052	421,806
30 Yr Pass Thru	2.000	03-01-52	1,479,967	1,220,981
30 Yr Pass Thru	2.500	08-01-50	131,980	114,486
30 Yr Pass Thru	2.500	05-01-51	1,242,779	1,067,562
30 Yr Pass Thru	2.500	09-01-51	140,245	121,305
30 Yr Pass Thru	2.500	09-01-51	210,988	181,373
30 Yr Pass Thru	2.500	09-01-51	217,464	186,057
43	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	09-01-51	359,273	$309,743
30 Yr Pass Thru	2.500	10-01-51	741,981	634,820
30 Yr Pass Thru	2.500	10-01-51	268,321	231,581
30 Yr Pass Thru	2.500	11-01-51	168,824	145,602
30 Yr Pass Thru	2.500	11-01-51	557,170	480,879
30 Yr Pass Thru	2.500	01-01-52	205,183	177,473
30 Yr Pass Thru	2.500	01-01-52	730,920	629,696
30 Yr Pass Thru	2.500	01-01-52	841,040	725,880
30 Yr Pass Thru	2.500	04-01-52	104,327	90,107
30 Yr Pass Thru	3.000	08-01-50	336,081	298,527
30 Yr Pass Thru	3.000	05-01-51	213,789	192,973
30 Yr Pass Thru	3.000	09-01-51	418,988	377,276
30 Yr Pass Thru	3.000	01-01-52	232,638	207,316
30 Yr Pass Thru	3.000	01-01-52	239,645	214,757
30 Yr Pass Thru	3.000	02-01-52	612,832	549,381
30 Yr Pass Thru	3.500	09-01-47	272,204	254,781
30 Yr Pass Thru	3.500	01-01-50	247,571	231,492
30 Yr Pass Thru	3.500	03-01-52	945,038	879,821
30 Yr Pass Thru	3.500	03-01-52	189,802	175,933
30 Yr Pass Thru	3.500	03-01-52	519,249	483,254
30 Yr Pass Thru	3.500	04-01-52	94,678	87,671
30 Yr Pass Thru	3.500	04-01-52	187,738	174,724
30 Yr Pass Thru	3.500	04-01-52	1,072,546	997,881
30 Yr Pass Thru	3.500	08-01-52	549,915	514,200
30 Yr Pass Thru	3.500	08-01-52	1,065,299	993,780
30 Yr Pass Thru	3.500	09-01-52	330,870	306,485
30 Yr Pass Thru	4.000	05-01-52	187,365	179,026
30 Yr Pass Thru	4.000	05-01-52	441,783	424,745
30 Yr Pass Thru	4.000	07-01-52	721,398	691,772
30 Yr Pass Thru	4.000	07-01-52	1,359,748	1,300,189
30 Yr Pass Thru	4.000	09-01-52	170,932	163,218
30 Yr Pass Thru	4.000	09-01-52	115,948	111,187
30 Yr Pass Thru	4.000	10-01-52	1,099,467	1,051,567
30 Yr Pass Thru	4.000	11-01-52	1,156,996	1,106,590
30 Yr Pass Thru	4.000	04-01-53	592,573	568,238
30 Yr Pass Thru	4.500	06-01-52	1,121,127	1,099,035
30 Yr Pass Thru	4.500	07-01-52	282,321	277,905
30 Yr Pass Thru	4.500	07-01-52	721,842	709,027
30 Yr Pass Thru	4.500	07-01-52	406,666	398,652
30 Yr Pass Thru	4.500	07-01-52	985,284	970,240
30 Yr Pass Thru	4.500	09-01-52	971,294	952,275
30 Yr Pass Thru	4.500	10-01-52	107,317	105,605
30 Yr Pass Thru	4.500	12-01-52	601,498	593,405
30 Yr Pass Thru	4.500	08-01-53	277,961	273,439
30 Yr Pass Thru	5.000	06-01-53	260,300	260,296
30 Yr Pass Thru	5.000	06-01-53	685,483	686,361
30 Yr Pass Thru	5.000	07-01-53	176,757	177,047
30 Yr Pass Thru	5.000	07-01-53	124,219	124,549
30 Yr Pass Thru	5.000	08-01-53	166,423	166,533
30 Yr Pass Thru	5.000	03-01-54	400,124	402,512
30 Yr Pass Thru	5.000	10-01-54	1,114,776	1,113,940
30 Yr Pass Thru	5.000	11-01-54	307,925	308,416
30 Yr Pass Thru	5.000	11-01-54	1,052,585	1,058,210
30 Yr Pass Thru	5.000	12-01-54	1,161,291	1,165,029
30 Yr Pass Thru	5.000	01-01-55	1,040,945	1,043,579
30 Yr Pass Thru	5.000	05-01-55	999,906	998,171
30 Yr Pass Thru	5.000	06-01-55	605,501	602,682
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	44

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	04-01-53	179,578	$182,158
30 Yr Pass Thru	5.500	07-01-53	342,711	349,048
30 Yr Pass Thru	5.500	03-01-54	79,856	80,928
30 Yr Pass Thru	5.500	03-01-54	270,787	276,878
30 Yr Pass Thru	5.500	04-01-54	914,744	927,885
30 Yr Pass Thru	5.500	12-01-54	983,623	1,003,287
30 Yr Pass Thru	5.500	12-01-54	428,220	435,978
30 Yr Pass Thru	5.500	01-01-55	875,471	898,171
30 Yr Pass Thru	5.500	02-01-55	575,867	589,178
30 Yr Pass Thru	5.500	02-01-55	1,131,321	1,153,938
Federal National Mortgage Association
10 Yr Pass Thru	5.100	01-01-35	600,000	625,211
10 Yr Pass Thru	5.180	02-01-35	600,000	628,358
30 Yr Pass Thru	2.000	09-01-50	536,726	442,634
30 Yr Pass Thru	2.000	10-01-50	351,077	287,446
30 Yr Pass Thru	2.000	10-01-50	525,406	431,985
30 Yr Pass Thru	2.000	12-01-50	618,250	509,866
30 Yr Pass Thru	2.000	02-01-51	316,758	259,050
30 Yr Pass Thru	2.000	03-01-51	414,847	341,214
30 Yr Pass Thru	2.000	04-01-51	605,466	497,431
30 Yr Pass Thru	2.000	07-01-51	244,209	201,779
30 Yr Pass Thru	2.000	07-01-51	292,575	239,547
30 Yr Pass Thru	2.000	07-01-51	509,841	417,754
30 Yr Pass Thru	2.000	07-01-51	168,129	137,657
30 Yr Pass Thru	2.000	07-01-51	189,368	155,993
30 Yr Pass Thru	2.000	07-01-51	713,685	584,779
30 Yr Pass Thru	2.000	08-01-51	308,667	254,363
30 Yr Pass Thru	2.000	08-01-51	220,602	179,929
30 Yr Pass Thru	2.000	09-01-51	456,753	377,823
30 Yr Pass Thru	2.000	09-01-51	558,927	456,926
30 Yr Pass Thru	2.000	10-01-51	543,675	448,874
30 Yr Pass Thru	2.000	02-01-52	931,543	767,364
30 Yr Pass Thru	2.000	03-01-52	394,709	325,267
30 Yr Pass Thru	2.000	03-01-52	1,141,196	941,493
30 Yr Pass Thru	2.000	03-01-52	610,901	503,233
30 Yr Pass Thru (A)	2.000	11-13-55TBA	600,000	486,609
30 Yr Pass Thru	2.500	09-01-50	268,261	232,954
30 Yr Pass Thru	2.500	05-01-51	592,915	509,691
30 Yr Pass Thru	2.500	07-01-51	232,843	201,543
30 Yr Pass Thru	2.500	07-01-51	278,971	238,680
30 Yr Pass Thru	2.500	07-01-51	853,087	735,478
30 Yr Pass Thru	2.500	08-01-51	451,076	389,594
30 Yr Pass Thru	2.500	08-01-51	242,019	209,032
30 Yr Pass Thru	2.500	08-01-51	584,646	504,593
30 Yr Pass Thru	2.500	09-01-51	396,723	342,649
30 Yr Pass Thru	2.500	10-01-51	767,205	663,114
30 Yr Pass Thru	2.500	12-01-51	212,602	183,491
30 Yr Pass Thru	2.500	12-01-51	565,952	489,166
30 Yr Pass Thru	2.500	12-01-51	398,959	344,082
30 Yr Pass Thru	2.500	01-01-52	466,527	402,647
30 Yr Pass Thru	2.500	01-01-52	1,204,980	1,042,247
30 Yr Pass Thru	2.500	01-01-52	508,205	438,301
30 Yr Pass Thru	2.500	03-01-52	213,431	182,206
30 Yr Pass Thru	2.500	04-01-52	1,126,057	972,222
30 Yr Pass Thru (A)	2.500	11-13-55TBA	840,000	712,852
30 Yr Pass Thru	3.000	11-01-46	274,921	251,160
30 Yr Pass Thru	3.000	11-01-46	163,756	149,603
45	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	09-01-50	73,030	$65,554
30 Yr Pass Thru	3.000	10-01-50	717,334	636,954
30 Yr Pass Thru	3.000	11-01-50	190,187	172,263
30 Yr Pass Thru	3.000	02-01-51	917,492	827,299
30 Yr Pass Thru	3.000	06-01-51	559,306	503,275
30 Yr Pass Thru	3.000	09-01-51	527,160	471,549
30 Yr Pass Thru	3.000	09-01-51	697,717	627,603
30 Yr Pass Thru	3.000	10-01-51	227,238	201,420
30 Yr Pass Thru	3.000	11-01-51	196,755	177,228
30 Yr Pass Thru	3.000	12-01-51	422,739	379,200
30 Yr Pass Thru	3.000	12-01-51	345,257	310,696
30 Yr Pass Thru	3.000	01-01-52	151,751	136,371
30 Yr Pass Thru	3.000	01-01-52	133,922	120,516
30 Yr Pass Thru	3.000	02-01-52	561,149	502,873
30 Yr Pass Thru	3.000	03-01-52	836,977	752,149
30 Yr Pass Thru	3.000	03-01-52	278,699	249,843
30 Yr Pass Thru	3.000	03-01-52	154,634	138,529
30 Yr Pass Thru	3.000	03-01-52	1,309,700	1,173,277
30 Yr Pass Thru	3.000	03-01-52	1,553,758	1,399,682
30 Yr Pass Thru	3.000	03-01-52	1,175,185	1,056,814
30 Yr Pass Thru	3.000	04-01-52	1,098,612	983,834
30 Yr Pass Thru	3.000	04-01-52	386,090	346,447
30 Yr Pass Thru (A)	3.000	06-01-52	1,215,141	1,088,568
30 Yr Pass Thru (A)	3.000	11-13-55TBA	415,000	367,632
30 Yr Pass Thru	3.500	10-01-49	549,784	514,249
30 Yr Pass Thru	3.500	11-01-49	622,971	583,484
30 Yr Pass Thru	3.500	12-01-49	224,092	208,907
30 Yr Pass Thru	3.500	01-01-50	856,275	797,986
30 Yr Pass Thru	3.500	01-01-50	1,095,423	1,025,990
30 Yr Pass Thru	3.500	03-01-50	810,436	753,495
30 Yr Pass Thru	3.500	04-01-51	162,131	151,500
30 Yr Pass Thru	3.500	08-01-51	264,859	246,168
30 Yr Pass Thru	3.500	12-01-51	952,801	891,217
30 Yr Pass Thru	3.500	02-01-52	1,124,270	1,051,251
30 Yr Pass Thru	3.500	04-01-52	125,941	116,659
30 Yr Pass Thru	3.500	04-01-52	152,778	141,470
30 Yr Pass Thru	3.500	04-01-52	492,783	454,926
30 Yr Pass Thru	3.500	06-01-52	241,255	223,927
30 Yr Pass Thru	3.500	06-01-52	408,490	379,151
30 Yr Pass Thru	3.500	07-01-52	147,649	136,491
30 Yr Pass Thru	3.500	09-01-52	188,436	174,490
30 Yr Pass Thru (A)	3.500	11-13-55TBA	635,000	585,143
30 Yr Pass Thru	4.000	03-01-48	100,044	96,405
30 Yr Pass Thru	4.000	06-01-49	87,160	84,370
30 Yr Pass Thru	4.000	04-01-50	89,401	86,316
30 Yr Pass Thru	4.000	05-01-52	278,124	267,398
30 Yr Pass Thru	4.000	06-01-52	464,369	444,283
30 Yr Pass Thru	4.000	06-01-52	1,110,616	1,062,577
30 Yr Pass Thru	4.000	06-01-52	336,291	322,481
30 Yr Pass Thru	4.000	06-01-52	630,879	605,168
30 Yr Pass Thru	4.000	07-01-52	214,579	205,365
30 Yr Pass Thru	4.000	09-01-52	289,257	276,474
30 Yr Pass Thru	4.000	09-01-52	240,014	229,632
30 Yr Pass Thru	4.000	10-01-52	387,129	370,263
30 Yr Pass Thru (A)	4.000	11-13-55TBA	925,000	877,449
30 Yr Pass Thru	4.500	06-01-52	263,493	259,700
30 Yr Pass Thru	4.500	06-01-52	358,620	354,018
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	46

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	07-01-52	452,905	$443,980
30 Yr Pass Thru	4.500	07-01-52	275,664	271,438
30 Yr Pass Thru	4.500	07-01-52	712,732	698,687
30 Yr Pass Thru	4.500	08-01-52	591,771	584,732
30 Yr Pass Thru	4.500	09-01-52	373,271	366,732
30 Yr Pass Thru	4.500	09-01-52	235,594	230,877
30 Yr Pass Thru	4.500	10-01-52	119,152	117,251
30 Yr Pass Thru	4.500	11-01-52	75,155	73,956
30 Yr Pass Thru	4.500	06-01-53	65,279	63,911
30 Yr Pass Thru	4.500	07-01-53	280,066	275,597
30 Yr Pass Thru	4.500	09-01-53	444,167	436,941
30 Yr Pass Thru (A)	4.500	11-13-55TBA	1,185,000	1,155,005
30 Yr Pass Thru	5.000	09-01-52	162,001	162,090
30 Yr Pass Thru	5.000	05-01-53	988,923	990,808
30 Yr Pass Thru	5.000	06-01-53	152,703	152,603
30 Yr Pass Thru	5.000	07-01-53	95,315	95,825
30 Yr Pass Thru	5.000	07-01-53	232,943	233,241
30 Yr Pass Thru	5.000	04-01-54	136,712	136,631
30 Yr Pass Thru	5.000	10-01-54	483,405	485,837
30 Yr Pass Thru	5.000	10-01-54	1,410,221	1,414,674
30 Yr Pass Thru	5.000	11-01-54	1,007,808	1,007,524
30 Yr Pass Thru	5.000	11-01-54	962,794	967,337
30 Yr Pass Thru	5.000	12-01-54	506,853	507,661
30 Yr Pass Thru	5.000	02-01-55	220,508	220,860
30 Yr Pass Thru (A)	5.000	11-13-55TBA	1,285,000	1,278,675
30 Yr Pass Thru	5.500	10-01-52	136,015	138,607
30 Yr Pass Thru	5.500	10-01-53	279,592	283,609
30 Yr Pass Thru	5.500	11-01-53	315,700	319,742
30 Yr Pass Thru	5.500	02-01-54	181,803	184,471
30 Yr Pass Thru	5.500	04-01-54	892,533	905,355
30 Yr Pass Thru	5.500	04-01-54	515,054	522,453
30 Yr Pass Thru	5.500	06-01-54	958,002	979,548
30 Yr Pass Thru	5.500	10-01-54	775,379	785,791
30 Yr Pass Thru (A)	5.500	11-15-54TBA	955,000	964,923
30 Yr Pass Thru	5.500	01-01-55	272,554	279,706
30 Yr Pass Thru	5.500	02-01-55	480,786	491,299
30 Yr Pass Thru	5.500	04-01-55	585,362	595,417
Government National Mortgage Association
30 Yr Pass Thru	2.500	09-20-49	617,043	538,802
30 Yr Pass Thru	2.500	06-20-50	433,709	376,275
30 Yr Pass Thru	2.500	02-20-51	222,241	192,672
30 Yr Pass Thru	2.500	07-20-51	497,920	431,361
30 Yr Pass Thru	2.500	03-20-53	430,868	374,416

30 Yr Pass Thru	3.000	05-20-53	209,865	190,292
Corporate bonds 0.3%				$500,158
(Cost $465,535)
Utilities 0.3%				500,158
Electric utilities 0.3%

Duke Energy Progress NC Storm Funding II LLC	4.890	01-01-46	500,000	500,158

Collateralized mortgage obligations 20.8%				$35,497,392
(Cost $35,544,714)
Commercial and residential 17.8%				30,377,741
A&D Mortgage Trust
Series 2024-NQM4, Class M1 (B)(C)	5.929	08-25-69	200,000	200,741
Agate Bay Mortgage Trust
Series 2013-1, Class A1 (B)(C)	3.500	07-25-43	139,454	130,458
47	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Angel Oak Mortgage Trust LLC
Series 2022-2, Class A2 (B)(C)	3.762	01-25-67	1,007,422	$934,046
Series 2022-3, Class A1 (B)	4.000	01-25-67	352,624	345,033
Series 2022-5, Class A1 (4.500% to 7-1-26, then 5.500% thereafter) (B)	4.500	05-25-67	341,586	339,536
Series 2022-6, Class A1 (4.300% to 9-1-26, then 5.300% thereafter) (B)	4.300	07-25-67	691,768	688,022
Series 2024-10, Class M1 (B)(C)	6.007	10-25-69	200,000	200,567
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	164,688	163,980
Arizona Biltmore Trust
Series 2024-BILT, Class C (B)	6.361	06-11-39	700,000	714,548
Arroyo Mortgage Trust
Series 2019-1, Class A3 (B)(C)	4.208	01-25-49	95,419	93,482
BAHA Trust
Series 2024-MAR, Class A (B)(C)	5.972	12-10-41	800,000	827,463
BANK
Series 2024-BNK47, Class A5	5.716	06-15-57	543,000	578,776
BBCMS Mortgage Trust
Series 2024-5C27, Class B (C)	6.700	07-15-57	200,000	209,498
Series 2024-5C29, Class B (C)	5.858	09-15-57	595,000	607,493
Series 2024-C30, Class A5	5.532	11-15-57	600,000	633,018
Series 2025-C32, Class A5	5.720	02-15-62	550,000	588,272
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (B)(C)	2.316	02-25-49	100,000	86,608
BSTN Commercial Mortgage Trust
Series 2025-HUB, Class A (B)(C)	5.062	04-13-41	500,000	503,102
BX Trust
Series 2019-OC11, Class D (B)(C)	3.944	12-09-41	500,000	473,463
COLT Mortgage Loan Trust
Series 2021-4, Class B1 (B)(C)	3.764	10-25-66	700,000	561,929
Series 2021-HX1, Class B1 (B)(C)	3.110	10-25-66	100,000	76,414
Series 2024-5, Class M1 (B)(C)	5.655	08-25-69	200,000	199,231
Series 2025-1, Class A3 (6.084% to 1-1-29, then 7.084% thereafter) (B)	6.084	01-25-70	349,294	352,122
Cross Mortgage Trust
Series 2024-H2, Class A3 (6.518% to 3-1-28, then 7.518% thereafter) (B)	6.518	04-25-69	130,450	131,478
Series 2024-H5, Class A3 (6.158% to 7-1-28, then 7.158% thereafter) (B)	6.158	08-26-69	75,594	76,169
Series 2024-H7, Class B1A (B)(C)	7.048	11-25-69	200,000	202,479
Series 2025-H1, Class B1A (B)(C)	6.828	02-25-70	300,000	303,007
Ellington Financial Mortgage Trust
Series 2022-3, Class A1 (5.000% to 7-1-26, then 6.000% thereafter) (B)	5.000	08-25-67	248,231	247,369
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (B)	5.900	09-25-67	239,293	239,265
Series 2025-CES1, Class A2 (6.121% to 2-1-29, then 7.121% thereafter) (B)	6.121	01-25-60	300,000	305,124
Flagstar Mortgage Trust
Series 2021-3INV, Class A18 (B)(C)	5.000	06-25-51	317,956	314,534
Series 2021-6INV, Class A4 (B)(C)	2.500	08-25-51	175,628	147,178
FS Commercial Mortgage Trust
Series 2023-4SZN, Class B (B)(C)	7.544	11-10-39	380,000	388,695
GCAT
Series 2023-INV1, Class A1 (B)(C)	6.000	08-25-53	679,192	688,929
Series 2024-NQM2, Class M1 (B)(C)	6.569	06-25-59	200,000	202,083
GS Mortgage-Backed Securities Trust
Series 2022-LTV2, Class A33 (B)(C)	4.000	12-25-52	931,967	863,708
Series 2023-PJ2, Class A3 (B)(C)	5.000	05-25-53	236,354	234,396
Houston Galleria Mall Trust
Series 2025-HGLR, Class A (B)(C)	5.462	02-05-45	733,000	761,236
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class C (B)(C)	5.952	01-13-40	550,000	568,526
Hundred Acre Wood Trust
Series 2021-INV3, Class B1 (B)(C)	3.315	12-25-51	724,331	633,670
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A3 (6.250% to 7-1-26, then 7.250% thereafter) (B)	6.250	08-25-67	66,667	66,547
IRV Trust
Series 2025-200P, Class B (B)(C)	5.440	03-14-47	550,000	556,222
JPMorgan Mortgage Trust
Series 2019-INV1, Class B3 (B)(C)	4.925	09-25-49	583,852	570,491
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	48

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-INV1, Class B5 (B)(C)	4.925	09-25-49	341,971	$301,723
Series 2019-INV2, Class B4 (B)(C)	4.707	02-25-50	345,781	331,712
Series 2019-INV3, Class A15 (B)(C)	3.500	05-25-50	113,863	102,785
Series 2019-INV3, Class B3 (B)(C)	4.351	05-25-50	201,366	188,071
Series 2021-12, Class A12 (B)(C)	5.000	02-25-52	222,938	219,299
Series 2021-14, Class A12 (B)(C)	5.000	05-25-52	307,700	299,619
Series 2021-6, Class A12 (B)(C)	5.000	10-25-51	315,467	310,021
Series 2023-4, Class 2A6 (B)(C)	5.500	11-25-53	371,824	371,491
MFA Trust
Series 2020-NQM3, Class M1 (B)(C)	2.654	01-26-65	100,000	94,145
Series 2023-NQM1, Class A2 (5.750% to 1-1-27, then 6.750% thereafter) (B)	5.750	11-25-67	103,193	102,867
NY Commercial Mortgage Trust
Series 2025-299P, Class A (B)(C)	5.664	02-10-47	800,000	840,479
NYMT Loan Trust
Series 2025-CP1, Class A1 (B)(C)	3.750	11-25-69	484,071	464,710
OBX Trust
Series 2020-EXP2, Class A8 (B)(C)	3.000	05-25-60	63,357	56,656
Series 2023-NQM10, Class A3 (7.173% to 11-1-27, then 8.173% thereafter) (B)	7.173	10-25-63	254,587	257,464
Series 2024-NQM12, Class A2 (5.779% to 8-1-28, then 6.779% thereafter) (B)	5.779	07-25-64	184,281	185,253
PMT Loan Trust
Series 2025-INV6, Class A29 (B)(C)	6.000	06-25-56	332,078	335,386
Series 2025-INV8, Class A28 (B)(C)	6.000	07-25-56	390,387	395,251
Provident Funding Mortgage Trust
Series 2025-4, Class A1 (B)(C)	6.000	09-25-55	394,937	400,599
RATE Mortgage Trust
Series 2024-J3, Class B3 (B)(C)	6.400	10-25-54	442,640	422,708
Ready Capital Mortgage Trust
Series 2019-5, Class E (B)(C)	5.224	02-25-52	250,000	224,604
Residential Mortgage Loan Trust
Series 2019-3, Class B2 (B)(C)	5.664	09-25-59	354,000	354,888
Series 2020-2, Class B2 (B)(C)	5.400	05-25-60	250,000	244,697
RIDE Trust
Series 2025-SHRE, Class E (B)(C)	7.809	02-14-47	500,000	511,085
ROCK Trust
Series 2024-CNTR, Class D (B)	7.109	11-13-41	400,000	418,156
Sequoia Mortgage Trust
Series 2024-1, Class B2 (B)(C)	5.834	01-25-54	290,814	288,634
Series 2025-1, Class A1 (B)(C)	6.000	01-25-55	342,063	346,522
Series 2025-3, Class A20 (B)(C)	5.500	04-25-55	506,163	506,152
Series 2025-4, Class A19 (B)(C)	6.000	04-25-55	349,643	352,907
Series 2025-S1, Class A1 (B)(C)	2.500	09-25-54	481,836	404,385
Toorak Mortgage Trust
Series 2024-RRTL2, Class A1 (5.504% to 3-25-27, then 6.504% thereafter) (B)	5.504	09-25-39	300,000	300,130
Towd Point Mortgage Trust
Series 2019-4, Class B1B (B)(C)	3.500	10-25-59	315,000	246,545
Series 2024-4, Class A1A (B)(C)	4.552	10-27-64	820,248	824,270
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class B (B)(C)	5.304	07-13-44	300,000	303,675
Verus Securitization Trust
Series 2021-1, Class A2 (B)(C)	1.052	01-25-66	56,069	50,625
Series 2021-3, Class A3 (B)(C)	1.437	06-25-66	60,352	53,118
Series 2024-2, Class A3 (6.501% to 2-1-28, then 7.501% thereafter) (B)	6.501	02-25-69	104,134	104,984
Series 2024-4, Class M1 (B)(C)	6.700	06-25-69	200,000	202,287
Series 2024-7, Class M1 (B)(C)	5.599	09-25-69	200,000	199,069
Visio Trust
Series 2019-2, Class A1 (B)(C)	2.722	11-25-54	5,691	5,649
Series 2020-1, Class A3 (B)(C)	3.521	08-25-55	176,000	169,507
VTR Commercial Mortgage Trust
Series 2025-STEM, Class D (B)(C)	6.709	10-13-39	500,000	501,785
Wells Fargo Commercial Mortgage Trust
Series 2024-C63, Class A5	5.309	08-15-57	690,000	716,045
WHARF Commercial Mortgage Trust
Series 2025-DC, Class D (B)(C)	6.612	07-15-40	350,000	358,875
49	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 3.0%				$5,119,651
FARM Mortgage Trust
Series 2025-1, Class A2 (B)(C)	5.220	08-01-55	350,000	331,961
Federal Home Loan Mortgage Corp.
Series 5150, Class IS IO	0.285	08-25-51	1,741,000	137,227
Series 5250, Class AY	2.000	01-25-55	449,986	277,065
Series K109, Class X1 IO	1.569	04-25-30	1,946,167	111,366
Series K116, Class X1 IO	1.412	07-25-30	2,682,746	143,507
Series K118, Class X1 IO	0.949	09-25-30	3,140,851	120,595
Federal National Mortgage Association
Series 2022-22, Class B	2.000	07-25-54	400,000	241,960
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (B)(D)	8.683	01-25-42	300,000	311,240
Series 2023-R04, Class 1B1 (30 day Average SOFR + 5.350%) (B)(D)	9.533	05-25-43	300,000	326,250
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (B)(D)	8.083	07-25-43	400,000	421,975
Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%) (B)(D)	6.033	09-25-45	270,000	271,176
Government National Mortgage Association
Series 2014-135, Class IO	0.413	01-16-56	13,217,503	277,110
Series 2017-159, Class IO	0.430	06-16-59	3,663,117	92,592
Series 2018-23, Class IO	0.578	11-16-59	1,202,505	40,022
Series 2021-178, Class IA IO	0.100	10-16-61	36,538,472	172,969
Series 2022-141, Class BC	2.100	06-16-64	265,000	152,400
Series 2023-197, Class IO	1.241	09-16-65	1,618,999	136,326
Series 2024-161, Class IO	0.741	06-16-64	6,814,078	383,253
Series 2024-193, Class IO	0.701	12-16-66	2,968,831	188,816
Series 2025-128, Class IO	0.926	09-16-67	3,593,252	293,418
Series 2025-3, Class IO	0.855	04-16-67	1,590,297	111,378
Series 2025-35, Class IO	0.763	09-16-66	5,499,208	329,463

Series 2025-73, Class IO	0.676	08-16-67	3,984,513	247,582
Asset-backed securities 13.3%				$22,694,693
(Cost $22,386,430)
Asset-backed securities 13.3%				22,694,693
321 Henderson Receivables V LLC
Series 2008-3A, Class A1 (B)	8.000	06-15-45	513,122	571,511
AMSR Trust
Series 2024-SFR1, Class D (B)	4.290	07-17-41	475,000	460,547
Series 2025-SFR1, Class D (B)	3.655	06-17-42	900,000	842,046
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	758,000	732,767
Blue Stream Issuer LLC
Series 2024-1A, Class B (B)	6.043	11-20-54	250,000	254,157
Business Jet Securities
Series 2024-2A, Class A (B)	5.364	09-15-39	165,449	166,525
CARS-DB4 LP
Series 2020-1A, Class A6 (B)	3.810	02-15-50	244,531	231,052
Series 2020-1A, Class B3 (B)	4.950	02-15-50	100,000	91,215
CARS-DB6 LP
Series 2022-1A, Class B (B)	4.680	03-15-52	175,000	163,690
CARS-DB8 LP
Series 2024-2A, Class A2 (B)	5.250	05-15-54	343,802	342,175
CCG Receivables Trust
Series 2025-2, Class D (B)	5.080	08-15-34	235,000	234,372
CLI Funding VIII LLC
Series 2021-1A, Class B (B)	2.380	02-18-46	148,064	136,975
Series 2022-1A, Class B (B)	3.120	01-18-47	276,587	252,262
Concord Music Royalties LLC
Series 2024-1A, Class A (B)	5.644	10-20-74	200,000	201,303
Series 2025-2A, Class A (B)	5.785	07-20-75	250,000	253,581
Consolidated Communications LLC
Series 2025-1A, Class A2 (B)	6.000	05-20-55	475,000	485,298
CyrusOne Data Centers Issuer I LLC
Series 2024-3A, Class A2 (B)	4.650	05-20-49	550,000	535,431
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	50

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
DB Master Finance LLC
Series 2025-1A, Class A2II (B)	5.165	08-20-55	630,000	$634,086
Dext ABS LLC
Series 2023-2, Class D (B)	8.300	05-15-34	500,000	530,894
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	200,000	192,715
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2II (B)	5.217	07-25-55	165,000	166,862
Driven Brands Funding LLC
Series 2024-1A, Class A2 (B)	6.372	10-20-54	627,063	648,378
Series 2025-1A, Class A2 (B)	5.296	10-20-55	400,000	397,744
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (B)	3.320	08-27-35	50,479	47,977
Series 2025-A, Class D (B)	6.910	01-25-40	234,579	233,955
EnFin Residential Solar Receivables Trust
Series 2024-1A, Class A (B)	6.650	02-20-55	507,826	506,933
ExteNet Issuer LLC
Series 2024-1A, Class B (B)	6.150	07-25-54	300,000	304,131
FIP Master Funding LLC
Series 2024-1A, Class A2 (B)	5.130	10-15-54	398,981	395,144
Hotwire Funding LLC
Series 2024-1A, Class B (B)	6.672	06-20-54	250,000	255,029
Jersey Mike’s Funding LLC
Series 2025-1A, Class A2 (B)	5.610	08-16-55	600,000	610,631
JGWPT XXX LLC
Series 2013-3A, Class A (B)	4.080	01-17-73	611,833	581,885
LMRK Issuer LLC
Series 2025-1A, Class A (B)	5.520	09-15-55	805,000	809,104
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class B (B)	5.590	08-20-55	250,000	251,637
Series 2025-2A, Class C (B)	7.830	08-20-55	260,000	262,515
MVW LLC
Series 2023-2A, Class C (B)	7.060	11-20-40	49,402	50,749
Neighborly Issuer LLC
Series 2022-1A, Class A2 (B)	3.695	01-30-52	290,675	273,314
Oxford Finance Credit Fund
Series 2025-A, Class A2 (B)	5.878	08-14-34	250,000	252,152
Progress Residential Trust
Series 2021-SFR5, Class E2 (B)	2.359	07-17-38	225,000	220,335
Series 2025-SFR2, Class D (B)	3.555	04-17-42	498,930	465,075
Series 2025-SFR3, Class D (B)	3.390	07-17-42	600,000	548,259
Series 2025-SFR5, Class D (B)	4.000	10-17-42	350,000	331,072
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class B (B)	5.775	09-15-49	400,000	403,320
SEB Funding LLC
Series 2024-1A, Class A2 (B)	7.386	04-30-54	620,000	634,827
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	196,500	202,874
Sesac Finance LLC
Series 2025-1, Class A2 (B)	5.500	07-25-55	420,000	418,893
Sierra Receivables Funding Company
Series 2025-3A, Class C (B)	4.980	08-22-44	215,000	213,563
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class D (B)	6.860	01-21-42	333,181	334,877
STORE Master Funding LLC
Series 2019-1, Class A2 (B)	3.650	11-20-49	550,401	482,916
Series 2019-1, Class A4 (B)	4.490	11-20-49	116,450	107,475
Subway Funding LLC
Series 2024-1A, Class A23 (B)	6.505	07-30-54	544,500	563,153
Series 2024-3A, Class A2II (B)	5.566	07-30-54	242,550	242,613
Switch ABS Issuer LLC
Series 2025-2A, Class A21 (B)	5.121	10-25-55	400,000	400,368
51	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Tricon Residential Trust
Series 2024-SFR3, Class C (B)	5.250	08-17-41	500,000	$498,870
Series 2024-SFR4, Class C (B)	4.800	11-17-41	350,000	346,617
Series 2024-SFR4, Class D (B)	5.350	11-17-41	350,000	348,789
Series 2025-SFR2, Class D (B)	6.065	08-17-44	350,000	357,111
Trinity Rail Leasing L.P.
Series 2025-1A, Class A (B)	5.090	10-19-55	500,000	498,623
Uniti Fiber Issuer LLC
Series 2025-1A, Class B (B)	6.369	04-20-55	385,000	394,941
VB-S1 Issuer LLC
Series 2022-1A, Class C2II (B)	3.706	02-15-57	400,000	368,907
Series 2022-1A, Class F (B)	5.268	02-15-52	250,000	243,159
Venture XXX CLO, Ltd.
Series 2017-30A, Class C (3 month CME Term SOFR + 2.212%) (B)(D)	6.116	01-15-31	100,000	99,868
Verdant Receivables LLC
Series 2025-1A, Class D (B)	6.490	05-12-33	300,000	308,598
Willis Engine Structured Trust V
Series 2020-A, Class C (B)	6.657	03-15-45	157,593	154,684
Wingstop Funding LLC
Series 2024-1A, Class A2 (B)	5.858	12-05-54	140,000	144,164

	Yield (%)	Shares	Value
Short-term investments 5.0%			$8,610,702
(Cost $8,610,169)
Short-term funds 5.0%			8,610,702
John Hancock Collateral Trust (E)	3.9239(F)	860,743	8,610,702

Total investments (Cost $176,624,266) 104.3%	$178,203,678
Other assets and liabilities, net (4.3%)	(7,363,697)
Total net assets 100.0%	$170,839,981

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $51,401,934 or 30.1% of the fund’s net assets as of 10-31-25.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 10-31-25.
See Notes to financial statements regarding investment transactions and other derivatives information.
PREFERRED INCOME ETF

As of 10-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 51.5%				$63,024,784
(Cost $60,928,617)
Communication services 2.4%				2,939,010
Diversified telecommunication services 1.5%
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55	615,000	641,814
Telus Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	1,100,000	1,173,365
Wireless telecommunication services 0.9%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	1,050,000	1,123,831
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	52

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 0.3%				$308,218
Broadline retail 0.3%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(B)	8.125	12-15-29	295,000	308,218
Energy 7.7%				9,457,283
Oil, gas and consumable fuels 7.7%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	489,000	522,265
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	416,000	428,687
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	470,000	540,376
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)	6.625	02-15-28	1,001,000	999,461
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	1,315,000	1,319,074
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	566,000	582,318
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56	840,000	848,343
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	917,000	980,971
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(B)	7.875	09-18-30	1,325,000	1,345,538
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65	530,000	546,201
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	1,438,000	1,344,049
Financials 21.0%				25,726,601
Banks 10.8%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	209,000	254,844
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)	5.875	03-15-28	225,000	227,417
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	415,000	419,909
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (B)	6.250	07-26-30	600,000	610,332
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	578,000	601,698
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85	700,000	721,869
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (B)	9.625	12-15-29	224,000	253,646
BNP Paribas SA (7.450% to 6-27-35, then 5 Year CMT + 3.134%) (A)(B)	7.450	06-27-35	755,000	785,032
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (B)	6.875	08-15-30	650,000	669,743
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (B)	6.950	02-15-30	945,000	972,137
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)	7.375	05-15-28	540,000	559,483
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)	7.625	11-15-28	468,000	489,668
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (B)(C)	7.353	01-06-26	547,000	543,497
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)	6.450	10-01-27	315,000	315,679
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)	7.250	07-01-29	194,000	198,290
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (B)	7.050	06-05-30	517,000	537,700
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (B)	6.250	10-15-30	1,041,000	1,031,227
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)	6.875	06-01-29	535,000	563,647
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	1,050,000	1,048,166
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	375,000	396,634
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	467,000	469,592
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)	6.200	09-15-27	584,000	593,428
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	288,000	295,506
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (B)	6.850	09-15-29	263,000	276,217
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)	7.625	09-15-28	400,000	426,976
Capital markets 4.0%
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	975,000	969,882
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)	6.700	03-15-29	651,000	676,705
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)	6.300	03-20-30	380,000	391,384
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	228,000	213,824
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	230,000	230,078
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (B)	6.125	11-10-34	453,000	461,887
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)	7.500	02-10-29	420,000	445,607
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (B)	7.500	05-10-29	282,000	298,856
UBS Group AG (7.000% to 8-5-35, then 5 Year SOFR ICE Swap Rate + 3.296%) (A)(B)	7.000	02-05-35	1,150,000	1,161,624
Financial services 1.0%
Apollo Global Management, Inc. (6.000% to 12-15-34, then 5 Year CMT + 2.168%)	6.000	12-15-54	475,000	472,205
53	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Equitable Holdings, Inc. (6.700% to 3-28-35, then 5 Year CMT + 2.390%)	6.700	03-28-55	700,000	$733,919
Insurance 5.2%
Allianz SE (6.550% to 4-30-24, then 5 Year CMT + 2.317%) (A)(B)	6.550	10-30-33	600,000	621,302
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55	925,000	944,654
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	850,000	846,516
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	824,000	861,487
Nippon Life Insurance Company (6.500% to 4-30-35, then 5 Year CMT + 3.189%) (A)	6.500	04-30-55	551,000	597,220
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	730,000	762,138
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26	1,166,000	1,119,773
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (A)(B)	9.508	05-13-30	634,000	655,203
Health care 1.1%				1,293,989
Health care equipment and supplies 0.5%
Dentsply Sirona, Inc. (8.375% to 9-12-30, then 5 Year CMT + 4.379%)	8.375	09-12-55	573,000	590,033
Health care providers and services 0.6%
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	670,000	703,956
Industrials 0.3%				405,270
Machinery 0.3%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	410,000	405,270
Materials 0.6%				727,858
Chemicals 0.6%
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	750,000	727,858
Real estate 0.7%				841,501
Residential REITs 0.7%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(B)	9.500	03-30-30	820,000	841,501
Utilities 17.4%				21,325,054
Electric utilities 8.7%
Alliant Energy Corp. (5.750% to 4-1-31, then 5 Year CMT + 2.077%)	5.750	04-01-56	636,000	638,156
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	959,000	971,175
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	1,063,000	1,081,420
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54	580,000	613,219
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%)	7.125	12-01-54	498,000	523,205
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	979,000	1,029,378
Evergy, Inc. (6.650% to 6-1-30, then 5 Year CMT + 2.558%)	6.650	06-01-55	1,150,000	1,182,983
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	990,000	1,040,563
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	250,000	260,203
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	973,000	1,067,861
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	1,448,000	1,489,291
Sierra Pacific Power Company (6.200% to 12-15-30, then 5 Year CMT + 2.549%)	6.200	12-15-55	775,000	774,257
Gas utilities 2.4%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	1,400,000	1,435,192
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	1,375,000	1,432,841
Independent power and renewable electricity producers 1.8%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	1,021,000	1,042,197
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	549,000	562,474
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(B)	8.875	01-15-29	587,000	645,011
Multi-utilities 4.5%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	819,000	877,248
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55	1,022,000	1,063,243
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	500,000	505,621
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55	800,000	834,074
NiSource, Inc. (6.375% to 3-31-35, then 5 Year CMT + 2.527%)	6.375	03-31-55	471,000	485,818
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	54

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%)	6.950	11-30-54	188,000	$196,145
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	1,107,000	1,136,805

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	422,000	436,674
U.S. Government and Agency obligations 0.7%				$915,633
(Cost $890,378)
U.S. Government Agency 0.7%				915,633
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (B)	7.000	09-15-30	879,000	915,633
Capital preferred securities 0.2%				$300,666
(Cost $292,409)
Financials 0.2%				300,666
Insurance 0.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (A)	7.875	12-15-37	268,000	300,666

	Shares	Value
Preferred securities 44.6%		$54,617,237
(Cost $54,354,670)
Communication services 3.4%		4,113,204
Diversified telecommunication services 0.7%
AT&T, Inc., 5.000%	43,000	887,520
Wireless telecommunication services 2.7%
Array Digital Infrastructure, Inc., 5.500%	5,775	105,683
Array Digital Infrastructure, Inc., 6.250%	15,850	340,300
Telephone & Data Systems, Inc., 6.000%	55,405	1,014,466
Telephone & Data Systems, Inc., 6.625%	19,975	402,297
T-Mobile USA, Inc., 6.250%	54,583	1,362,938
Energy 0.7%		866,250
Oil, gas and consumable fuels 0.7%
TransCanada PipeLines, Ltd., 6.250%	35,000	866,250
Financials 27.3%		33,502,195
Banks 13.1%
Associated Banc-Corp., 6.625% (6.625% to 3-1-28, then 5 Year CMT + 2.812%)	28,500	703,950
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	20,000	498,200
Bank of America Corp., 6.450%	9,313	241,114
Bank of America Corp., 7.250%	676	852,436
Bank of America Corp., 5.000%	27,150	579,653
Bank of Hawaii Corp., 8.000%	8,589	223,743
Citigroup Capital XIII, 10.470% (3 month CME Term SOFR + 6.632%) (C)	22,924	688,408
Citizens Financial Group, Inc., 6.500% (6.500% 10-6-30, then 5 Year CMT + 2.629%)	35,850	909,515
Citizens Financial Group, Inc., 7.375%	17,654	466,242
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	40,000	1,026,400
Fifth Third Bancorp, 6.000%	13,530	337,168
First Busey Corp., 8.250%	16,925	434,126
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	20,356	522,742
JPMorgan Chase & Co., 4.200%	34,000	647,700
KeyCorp, 5.650%	19,620	440,077
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	13,819	343,679
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	17,498	438,500
Live Oak Bancshares, Inc., 8.375%	15,000	382,800
M&T Bank Corp., 5.625% (5.625% to 12-15-26, then 3 month ICE Term SOFR + 4.280%)	10,000	250,200
M&T Bank Corp., 6.350%	37,150	926,521
M&T Bank Corp., 7.500%	11,855	315,343
Regions Financial Corp., 4.450%	14,934	270,305
55	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	26,000	$666,380
Synovus Financial Corp., 7.467% (3 month CME Term SOFR + 3.614%) (C)	3,952	100,420
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (C)	29,229	768,138
Truist Financial Corp., 4.750%	37,775	754,745
U.S. Bancorp, 5.500%	11,775	277,419
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	12,900	348,300
Wells Fargo & Company, 7.500%	318	393,446
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	8,492	211,875
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	25,675	655,226
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	13,350	350,438
Capital markets 3.5%
Affiliated Managers Group, Inc., 6.750%	46,225	1,128,815
Brookfield Finance, Inc., 4.625%	30,085	486,474
Carlyle Finance LLC, 4.625%	26,077	461,563
Morgan Stanley, 6.375%	18,672	469,601
Morgan Stanley, 6.500%	10,924	279,764
Morgan Stanley, 6.625%	5,533	144,743
Morgan Stanley, 6.875%	6,853	172,833
Morgan Stanley, 7.125%	11,656	298,160
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	10,200	262,752
TPG Operating Group II LP, 6.950%	22,131	569,209
Consumer finance 1.7%
Capital One Financial Corp., 4.800%	31,000	589,310
Capital One Financial Corp., 5.000%	24,625	489,053
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	38,970	1,029,198
Financial services 1.7%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	19,020	498,324
Corebridge Financial, Inc., 6.375%	12,125	300,700
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	14,543	382,481
KKR Group Finance Company IX LLC, 4.625%	41,164	743,010
National Rural Utilities Cooperative Finance Corp., 5.500%	10,233	238,941
Insurance 7.3%
AEGON Funding Company LLC, 5.100%	20,547	413,406
American Financial Group, Inc., 5.125%	15,809	317,919
American National Group, Inc., 7.375%	40,950	1,042,178
Aspen Insurance Holdings, Ltd., 7.000%	15,200	382,584
Assurant, Inc., 5.250%	36,600	737,490
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	32,219	803,864
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%)	21,735	557,937
Brighthouse Financial, Inc., 6.600%	38,646	592,057
F&G Annuities & Life, Inc., 7.300%	26,950	649,765
F&G Annuities & Life, Inc., 7.950%	17,743	463,447
Lincoln National Corp., 9.000%	13,486	365,336
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	21,287	544,947
RenaissanceRe Holdings, Ltd., 4.200%	40,521	677,511
The Allstate Corp., 7.375%	5,305	140,742
Unum Group, 6.250%	23,506	557,797
W.R. Berkley Corp., 5.100%	33,500	685,075
Information technology 0.9%		1,039,836
Software 0.9%
Strategy, Inc., 10.000%	13,445	1,039,836
Real estate 1.8%		2,175,048
Diversified REITs 0.3%
Global Net Lease, Inc., 7.500%	15,675	378,081
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	56

	Shares	Value
Real estate (continued)
Hotel and resort REITs 0.3%
Pebblebrook Hotel Trust, 6.375%	16,147	$314,705
Office REITs 0.6%
Vornado Realty Trust, 5.400%	42,830	764,087
Specialized REITs 0.6%
Public Storage, 4.625%	37,366	718,175
Utilities 10.5%		12,920,704
Electric utilities 6.3%
Duke Energy Corp., 5.750%	19,543	489,357
NextEra Energy Capital Holdings, Inc., 6.500%	39,550	1,012,085
NextEra Energy, Inc., 7.234%	15,450	755,660
PG&E Corp., 6.000%	33,700	1,385,070
SCE Trust VII, 7.500%	50,822	1,187,710
SCE Trust VIII, 6.950%	49,162	1,081,564
The Southern Company, 4.950%	22,125	459,094
The Southern Company, 6.500%	20,500	529,105
Xcel Energy, Inc., 6.250%	35,300	882,500
Gas utilities 0.6%
Spire, Inc., 5.900%	29,248	716,284
Independent power and renewable electricity producers 0.5%
Brookfield BRP Holdings Canada, Inc., 4.625%	40,000	616,400
Multi-utilities 3.1%
Algonquin Power & Utilities Corp., 8.161% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (C)	18,751	480,213
CMS Energy Corp., 5.625%	8,778	202,421
CMS Energy Corp., 5.875%	16,187	384,441
CMS Energy Corp., 5.875%	24,478	587,227
DTE Energy Company, 5.250%	18,772	414,298
DTE Energy Company, 6.250%	48,925	1,229,975
Sempra, 5.750%	22,348	507,300

	Yield (%)	Shares	Value
Short-term investments 1.9%			$2,261,254
(Cost $2,261,038)
Short-term funds 1.9%			2,261,254
John Hancock Collateral Trust (D)	3.9239(E)	226,039	2,261,254
Total investments (Cost $118,727,112) 98.9%			$121,119,574
Other assets and liabilities, net 1.1%			1,379,900
Total net assets 100.0%			$122,499,474

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,652,151 or 11.1% of the fund’s net assets as of 10-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 10-31-25.
The fund had the following country composition as a percentage of net assets on 10-31-25:
57	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

United States	84.0%
Canada	11.5%
Switzerland	1.0%
Other countries	3.5%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	58

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-25 (unaudited)

	Core Bond ETF	Core Plus Bond ETF	Corporate Bond ETF	Dynamic Municipal Bond ETF	High Yield ETF
Assets
Unaffiliated investments, at value	$14,384,638	$54,975,987	$71,072,131	$32,626,827	$60,956,311
Affiliated investments, at value	345,143	1,322,563	150,888	1,311,899	—
Total investments, at value	14,729,781	56,298,550	71,223,019	33,938,726	60,956,311
Cash	—	—	7,109	—	19,938
Collateral held at broker for futures contracts	2,228	8,462	—	—	—
Dividends and interest receivable	103,677	449,650	822,617	430,111	997,976
Receivable for investments sold	—	12,129	—	—	442,750
Receivable for securities lending income	17	441	—	—	—
Receivable from affiliates	10,745	—	—	3,386	—
Other assets	4,144	2,982	113	80	128
Total assets	14,850,592	56,772,214	72,052,858	34,372,303	62,417,103
Liabilities
Payable for investments purchased	32,970	163,881	—	—	738,187
Payable for delayed delivery securities purchased	25,043	94,166	—	330,045	—
Payable upon return of securities loaned	79,675	457,938	—	—	—
Payable to affiliates
Investment management fees	—	89	2,810	—	10,687
Accounting and legal services fees	391	1,544	2,168	886	1,513
Transfer agent fees	4,963	4,963	4,208	4,208	4,208
Other liabilities and accrued expenses	25,693	35,045	55,541	39,387	31,682
Total liabilities	168,735	757,626	64,727	374,526	786,277
Net assets	$14,681,857	$56,014,588	$71,988,131	$33,997,777	$61,630,826
Net assets consist of
Paid-in capital	$14,316,903	$54,718,783	$73,478,055	$33,008,617	$60,564,989
Total distributable earnings (loss)	364,954	1,295,805	(1,489,924)	989,160	1,065,837
Net assets	$14,681,857	$56,014,588	$71,988,131	$33,997,777	$61,630,826
Unaffiliated investments, at cost	$14,040,782	$53,778,527	$70,132,242	$31,619,960	$60,325,114
Affiliated investments, at cost	$345,128	$1,322,494	$150,871	$1,311,831	—
Securities loaned, at value	$78,008	$690,217	—	—	—
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$14,681,857	$56,014,588	$71,988,131	$33,997,777	$61,630,826
Shares outstanding	575,000	2,200,000	3,325,000	1,300,000	2,375,000
Net asset value per share	$25.53	$25.46	$21.65	$26.15	$25.95
59	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 10-31-25 (unaudited)

Continued
	Mortgage-Backed Securities ETF	Preferred Income ETF
Assets
Unaffiliated investments, at value	$169,592,976	$118,858,320
Affiliated investments, at value	8,610,702	2,261,254
Total investments, at value	178,203,678	121,119,574
Cash	—	867
Collateral held at broker for futures contracts	125,913	—
Dividends and interest receivable	583,049	933,760
Receivable for fund shares sold	3,328,159	—
Receivable for investments sold	52,020	550,200
Receivable for delayed delivery securities sold	1,688,694	—
Other assets	647	466
Total assets	183,982,160	122,604,867
Liabilities
Due to custodian	261,448	—
Payable for investments purchased	3,556,468	—
Payable for delayed delivery securities purchased	9,216,064	—
Payable to affiliates
Investment management fees	34,934	39,253
Accounting and legal services fees	4,705	3,558
Transfer agent fees	4,479	4,208
Other liabilities and accrued expenses	64,081	58,374
Total liabilities	13,142,179	105,393
Net assets	$170,839,981	$122,499,474
Net assets consist of
Paid-in capital	$170,840,175	$121,572,164
Total distributable earnings (loss)	(194)	927,310
Net assets	$170,839,981	$122,499,474
Unaffiliated investments, at cost	$168,014,097	$116,466,074
Affiliated investments, at cost	$8,610,169	$2,261,038
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$170,839,981	$122,499,474
Shares outstanding	7,700,000	5,325,000
Net asset value per share	$22.19	$23.00
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	60

STATEMENTS OF OPERATIONS For the six months ended 10-31-25 (unaudited)

	Core Bond ETF	Core Plus Bond ETF	Corporate Bond ETF	Dynamic Municipal Bond ETF	High Yield ETF
Investment income
Interest	$352,030	$1,398,160	$1,704,868	$609,020	$1,632,261
Dividends from affiliated investments	3,663	9,633	7,971	30,539	—
Securities lending	29	664	—	—	—
Dividends from unaffiliated investments	—	—	—	—	15,354
Total investment income	355,722	1,408,457	1,712,839	639,559	1,647,615
Expenses
Investment management fees	16,881	82,445	77,623	45,750	100,374
Offering costs	30,421	19,560	—	—	—
Accounting and legal services fees	1,300	5,045	6,188	2,714	4,276
Transfer agent fees	4,963	4,963	5,042	5,042	5,042
Trustees’ fees	254	489	750	435	571
Custodian fees	11,531	13,620	31,390	21,004	19,439
Printing and postage	8,961	7,625	12,108	9,587	10,472
Professional fees	15,011	32,037	18,269	13,861	10,825
Stock exchange listing fees	12,671	12,671	10,075	9,639	11,253
Other	3,140	3,395	5,231	4,798	11,247
Total expenses	105,133	181,850	166,676	112,830	173,499
Less expense reductions	(84,692)	(85,964)	(73,245)	(57,062)	(57,491)
Net expenses	20,441	95,886	93,431	55,768	116,008
Net investment income	335,281	1,312,571	1,619,408	583,791	1,531,607
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,655	46,310	(64,596)	(47,556)	225,436
Affiliated investments	68	(13)	20	273	—
Futures contracts	(54)	(2,520)	—	—	—
Redemptions in-kind	—	—	180,505	39,048	—
	3,669	43,777	115,929	(8,235)	225,436
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	330,095	992,313	1,752,934	831,185	967,860
Affiliated investments	11	42	12	(132)	—
	330,106	992,355	1,752,946	831,053	967,860
Net realized and unrealized gain	333,775	1,036,132	1,868,875	822,818	1,193,296
Increase in net assets from operations	$669,056	$2,348,703	$3,488,283	$1,406,609	$2,724,903
61	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-25 (unaudited)

Continued
	Mortgage-Backed Securities ETF	Preferred Income ETF
Investment income
Interest	$3,828,293	$1,669,594
Dividends from affiliated investments	108,491	79,922
Dividends from unaffiliated investments	—	1,403,364
Total investment income	3,936,784	3,152,880
Expenses
Investment management fees	253,149	235,658
Accounting and legal services fees	14,062	9,166
Transfer agent fees	4,979	5,042
Trustees’ fees	1,497	913
Custodian fees	38,501	32,269
Printing and postage	12,417	13,453
Professional fees	19,614	18,766
Stock exchange listing fees	10,112	10,075
Other	6,787	8,577
Total expenses	361,118	333,919
Less expense reductions	(70,720)	(78,714)
Net expenses	290,398	255,205
Net investment income	3,646,386	2,897,675
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	45,097	500,023
Affiliated investments	336	520
Futures contracts	47,378	—
	92,811	500,543
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,433,381	3,078,735
Affiliated investments	147	2
Futures contracts	(47,253)	—
	2,386,275	3,078,737
Net realized and unrealized gain	2,479,086	3,579,280
Increase in net assets from operations	$6,125,472	$6,476,955
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	62

STATEMENTS OF CHANGES IN NET ASSETS

	Core Bond ETF		Core Plus Bond ETF		Corporate Bond ETF
	Six months ended 10-31-25 (unaudited)	Period ended 4-30-25[1]	Six months ended 10-31-25 (unaudited)	Period ended 4-30-25[1]	Six months ended 10-31-25 (unaudited)	Year ended 4-30-25
Increase (decrease) in net assets
From operations
Net investment income	$335,281	$174,183	$1,312,571	$808,724	$1,619,408	$2,785,362
Net realized gain (loss)	3,669	(4,650)	43,777	(38,036)	115,929	(246,163)
Change in net unrealized appreciation	330,106	13,765	992,355	205,174	1,752,946	1,391,669
Increase in net assets resulting from operations	669,056	183,298	2,348,703	975,862	3,488,283	3,930,868
Distributions to shareholders
From earnings	(334,207)	(156,056)	(1,328,424)	(714,661)	(1,642,218)	(2,826,237)
From fund share transactions
Shares issued	4,319,766	10,000,000	6,263,228	49,714,825	19,340,663	13,668,629
Shares repurchased	—	—	—	(1,244,945)	(4,899,160)	(7,343,827)
Total from fund share transactions	4,319,766	10,000,000	6,263,228	48,469,880	14,441,503	6,324,802
Total increase	4,654,615	10,027,242	7,283,507	48,731,081	16,287,568	7,429,433
Net assets
Beginning of period	10,027,242	—	48,731,081	—	55,700,563	48,271,130
End of period	$14,681,857	$10,027,242	$56,014,588	$48,731,081	$71,988,131	$55,700,563
Share activity
Shares outstanding
Beginning of period	400,000	—	1,950,000	—	2,650,000	2,350,000
Shares issued	175,000	400,000	250,000	2,000,000	900,000	650,000
Shares repurchased	—	—	—	(50,000)	(225,000)	(350,000)
End of period	575,000	400,000	2,200,000	1,950,000	3,325,000	2,650,000

[1]	Period from 12-17-24 (commencement of operations) to 4-30-25.
63	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Dynamic Municipal Bond ETF		High Yield ETF
	Six months ended 10-31-25 (unaudited)	Year ended 4-30-25	Six months ended 10-31-25 (unaudited)	Period ended 4-30-25[2]
Increase (decrease) in net assets
From operations
Net investment income	$583,791	$968,707	$1,531,607	$2,348,961
Net realized gain (loss)	(8,235)	205,542	225,436	418,399
Change in net unrealized appreciation (depreciation)	831,053	(547,591)	967,860	(336,663)
Increase in net assets resulting from operations	1,406,609	626,658	2,724,903	2,430,697
Distributions to shareholders
From earnings	(587,001)	(1,799,956)	(1,522,178)	(2,618,518)
From fund share transactions
Shares issued	9,654,049	5,175,079	26,538,922	36,566,569
Shares repurchased	(1,904,827)	(1,264,811)	(646,085)	(1,843,484)
Total from fund share transactions	7,749,222	3,910,268	25,892,837	34,723,085
Total increase	8,568,830	2,736,970	27,095,562	34,535,264
Net assets
Beginning of period	25,428,947	22,691,977	34,535,264	—
End of period	$33,997,777	$25,428,947	$61,630,826	$34,535,264
Share activity
Shares outstanding
Beginning of period	1,000,000	850,000	1,375,000	—
Shares issued	375,000	200,000	1,025,000	1,450,000
Shares repurchased	(75,000)	(50,000)	(25,000)	(75,000)
End of period	1,300,000	1,000,000	2,375,000	1,375,000

[2]	Period from 5-1-24 (commencement of operations) to 4-30-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	64

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Mortgage-Backed Securities ETF		Preferred Income ETF
	Six months ended 10-31-25 (unaudited)	Year ended 4-30-25	Six months ended 10-31-25 (unaudited)	Year ended 4-30-25
Increase (decrease) in net assets
From operations
Net investment income	$3,646,386	$3,154,115	$2,897,675	$2,974,566
Net realized gain (loss)	92,811	(205,581)	500,543	128,773
Change in net unrealized appreciation (depreciation)	2,386,275	2,115,560	3,078,737	(510,539)
Increase in net assets resulting from operations	6,125,472	5,064,094	6,476,955	2,592,800
Distributions to shareholders
From earnings	(3,642,227)	(3,053,345)	(2,846,802)	(2,928,285)
From fund share transactions
Shares issued	37,969,157	90,841,575	46,805,125	36,580,023
Shares repurchased	(2,716,575)	—	—	(2,307,648)
Total from fund share transactions	35,252,582	90,841,575	46,805,125	34,272,375
Total increase	37,735,827	92,852,324	50,435,278	33,936,890
Net assets
Beginning of period	133,104,154	40,251,830	72,064,196	38,127,306
End of period	$170,839,981	$133,104,154	$122,499,474	$72,064,196
Share activity
Shares outstanding
Beginning of period	6,100,000	1,925,000	3,275,000	1,750,000
Shares issued	1,725,000	4,175,000	2,050,000	1,625,000
Shares repurchased	(125,000)	—	—	(100,000)
End of period	7,700,000	6,100,000	5,325,000	3,275,000
65	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
CORE BOND ETF

Period ended	10-31-25[1]	4-30-25[2]
Per share operating performance
Net asset value, beginning of period	$25.07	$25.00
Net investment income[3]	0.61	0.44
Net realized and unrealized gain (loss) on investments	0.43	0.02
Total from investment operations	1.04	0.46
Less distributions
From net investment income	(0.58)	(0.39)
Net asset value, end of period	$25.53	$25.07
Total return (%)[4]	4.22[5]	1.85[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49[6]	1.44[7]
Expenses including reductions	0.29[6]	0.29[7]
Net investment income	4.77[6]	4.80[6]
Portfolio turnover (%)	68[8]	67

[1]	Six months ended 10-31-25. Unaudited.
[2]	Period from 12-17-24 (commencement of operations) to 4-30-25.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
CORE PLUS BOND ETF

Period ended	10-31-25[1]	4-30-25[2]
Per share operating performance
Net asset value, beginning of period	$24.99	$25.00
Net investment income[3]	0.62	0.46
Net realized and unrealized gain (loss) on investments	0.48	(0.09)[4]
Total from investment operations	1.10	0.37
Less distributions
From net investment income	(0.63)	(0.38)
Net asset value, end of period	$25.46	$24.99
Total return (%)[5]	4.45[6]	1.50[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$56	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68[7]	0.66[8]
Expenses including reductions	0.36[7]	0.36[8]
Net investment income	4.94[7]	5.00[7]
Portfolio turnover (%)	56	66[9]

[1]	Six months ended 10-31-25. Unaudited.
[2]	Period from 12-17-24 (commencement of operations) to 4-30-25.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the issuances and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	66

CORPORATE BOND ETF

Period ended	10-31-25[1]	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21[2]
Per share operating performance
Net asset value, beginning of period	$21.02	$20.54	$21.11	$21.81	$25.23	$25.00
Net investment income[3]	0.54	1.08	0.97	0.72	0.60	0.05
Net realized and unrealized gain (loss) on investments	0.63	0.50	(0.58)	(0.62)	(3.23)	0.22
Total from investment operations	1.17	1.58	0.39	0.10	(2.63)	0.27
Less distributions
From net investment income	(0.54)	(1.10)	(0.96)	(0.80)	(0.79)	(0.04)
Net asset value, end of period	$21.65	$21.02	$20.54	$21.11	$21.81	$25.23
Total return (%)[4]	5.62[5]	7.74	1.91	0.57	(10.77)	1.10[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$72	$56	$48	$24	$19	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.52[6]	0.53	0.76	0.98	0.94	0.72[7]
Expenses including reductions	0.29[6]	0.29	0.29	0.29	0.29	0.29[7]
Net investment income	5.01[6]	5.09	4.70	3.45	2.39	2.27[6]
Portfolio turnover (%)	25[8]	45[8]	49[8]	37[8]	36	—[9]

[1]	Six months ended 10-31-25. Unaudited.
[2]	Period from 3-30-21 (commencement of operations) to 4-30-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
[9]	Portfolio turnover for the period is 0% due to no sales activity.
DYNAMIC MUNICIPAL BOND ETF

Period ended	10-31-25[1]	4-30-25	4-30-24[2]
Per share operating performance
Net asset value, beginning of period	$25.43	$26.70	$25.00
Net investment income[3]	0.53	1.06	0.54
Net realized and unrealized gain (loss) on investments	0.71	(0.32)	1.63
Total from investment operations	1.24	0.74	2.17
Less distributions
From net investment income	(0.52)	(2.01)	(0.47)
Net asset value, end of period	$26.15	$25.43	$26.70
Total return (%)[4]	4.96[5]	2.79	8.66[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$34	$25	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[6]	0.99	0.72[7]
Expenses including reductions	0.39[6]	0.39	0.39[7]
Net investment income	4.08[6]	4.04	4.02[6]
Portfolio turnover (%)	26[8]	83	113

[1]	Six months ended 10-31-25. Unaudited.
[2]	Period from 11-1-23 (commencement of operations) to 4-30-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
67	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD ETF

Period ended	10-31-25[1]	4-30-25[2]
Per share operating performance
Net asset value, beginning of period	$25.12	$25.00
Net investment income[3]	0.89	1.82
Net realized and unrealized gain (loss) on investments	0.80	0.29
Total from investment operations	1.69	2.11
Less distributions
From net investment income	(0.86)	(1.99)
Net asset value, end of period	$25.95	$25.12
Total return (%)[4]	6.82[5]	8.54
Ratios and supplemental data
Net assets, end of period (in millions)	$62	$35
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[6]	1.00
Expenses including reductions	0.52[6]	0.52
Net investment income	6.87[6]	7.06
Portfolio turnover (%)	147	252[7]

[1]	Six months ended 10-31-25. Unaudited.
[2]	Period from 5-1-24 (commencement of operations) to 4-30-25.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MORTGAGE-BACKED SECURITIES ETF

Period ended	10-31-25[1]	4-30-25	4-30-24	4-30-23	4-30-22[2]
Per share operating performance
Net asset value, beginning of period	$21.82	$20.91	$21.81	$22.77	$25.00
Net investment income[3]	0.54	1.04	0.88	0.84	0.38
Net realized and unrealized gain (loss) on investments	0.36	0.87	(0.81)	(0.88)	(2.22)
Total from investment operations	0.90	1.91	0.07	(0.04)	(1.84)
Less distributions
From net investment income	(0.53)	(1.00)	(0.97)	(0.92)	(0.39)
Net asset value, end of period	$22.19	$21.82	$20.91	$21.81	$22.77
Total return (%)[4]	4.18[5]	9.28	0.30	(0.03)	(7.43)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$171	$133	$40	$27	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	0.49[6]	0.60	0.78	0.97	0.93[7]
Expenses including reductions	0.39[6]	0.39	0.39	0.39	0.39[7]
Net investment income	4.90[6]	4.81	4.13	3.85	2.20[6]
Portfolio turnover (%)	26	67	53	20	33

[1]	Six months ended 10-31-25. Unaudited.
[2]	Period from 8-18-21 (commencement of operations) to 4-30-22.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	68

PREFERRED INCOME ETF

Period ended	10-31-25[1]	4-30-25	4-30-24	4-30-23	4-30-22[2]
Per share operating performance
Net asset value, beginning of period	$22.00	$21.79	$21.12	$23.32	$25.00
Net investment income[3]	0.69	1.42	1.42	1.32	0.43
Net realized and unrealized gain (loss) on investments	0.96	0.16[4]	0.68	(2.19)	(1.68)
Total from investment operations	1.65	1.58	2.10	(0.87)	(1.25)
Less distributions
From net investment income	(0.65)	(1.37)	(1.43)	(1.33)	(0.43)
Net asset value, end of period	$23.00	$22.00	$21.79	$21.12	$23.32
Total return (%)[5]	7.58[6]	7.30	10.29	(3.81)	(5.05)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$122	$72	$38	$25	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69[7]	0.85	0.96	1.55	1.15[8]
Expenses including reductions	0.53[7]	0.54	0.54	0.54	0.54[8]
Net investment income	6.03[7]	6.29	6.69	5.93	4.57[7]
Portfolio turnover (%)	13	29[9]	30	47[9]	15

[1]	Six months ended 10-31-25. Unaudited.
[2]	Period from 12-14-21 (commencement of operations) to 4-30-22.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the issuances and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
69	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, seven of which are presented in this report (the funds).
The investment objective of Core Bond ETF is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
The investment objective of Core Plus Bond ETF is to seek a high level of current income consistent with prudent investment risk.
The investment objective of Corporate Bond ETF is to seek a high level of current income consistent with prudent investment risk.
The investment objective of Dynamic Municipal Bond ETF is to seek a high level of interest income exempt from federal income tax.
The investment objective of High Yield ETF is to seek to maximize current income. Capital appreciation is a secondary goal.
The investment objective of Mortgage-Backed Securities ETF is to seek a high level of current income while seeking to outperform the benchmark over a market cycle.
The investment objective of Preferred Income ETF is to seek a high level of current income, consistent with preservation of capital.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond ETF
Investments in securities:
Assets
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	70

	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond ETF (continued)
U.S. Government and Agency obligations	$8,246,915	—	$8,246,915	—
Corporate bonds	4,241,488	—	4,241,488	—
Collateralized mortgage obligations	879,040	—	879,040	—
Asset-backed securities	1,017,195	—	1,017,195	—
Short-term investments	345,143	$345,143	—	—
Total investments in securities	$14,729,781	$345,143	$14,384,638	—

Core Plus Bond ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$29,456,777	—	$29,456,777	—
Corporate bonds	20,570,657	—	20,570,657	—
Collateralized mortgage obligations	1,921,098	—	1,921,098	—
Asset-backed securities	3,027,455	—	3,027,455	—
Short-term investments	1,322,563	$1,322,563	—	—
Total investments in securities	$56,298,550	$1,322,563	$54,975,987	—

Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$71,072,131	—	$71,072,131	—
Short-term investments	150,888	$150,888	—	—
Total investments in securities	$71,223,019	$150,888	$71,072,131	—

Dynamic Municipal Bond ETF
Investments in securities:
Assets
Municipal bonds	$32,626,827	—	$32,626,827	—
Short-term investments	1,311,899	$1,311,899	—	—
Total investments in securities	$33,938,726	$1,311,899	$32,626,827	—

High Yield ETF
Investments in securities:
Assets
Corporate bonds	$60,529,939	—	$60,529,939	—
Common stocks	46,371	—	46,371	—
Short-term investments	380,001	$380,001	—	—
Total investments in securities	$60,956,311	$380,001	$60,576,310	—

Mortgage-Backed Securities ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$110,900,733	—	$110,900,733	—
Corporate bonds	500,158	—	500,158	—
Collateralized mortgage obligations	35,497,392	—	35,497,392	—
Asset-backed securities	22,694,693	—	22,694,693	—
Short-term investments	8,610,702	$8,610,702	—	—
Total investments in securities	$178,203,678	$8,610,702	$169,592,976	—

Preferred Income ETF
Investments in securities:
Assets
Corporate bonds	$63,024,784	—	$63,024,784	—
71	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred Income ETF (continued)
U.S. Government and Agency obligations	$915,633	—	$915,633	—
Capital preferred securities	300,666	—	300,666	—
Preferred securities	54,617,237	$54,617,237	—	—
Short-term investments	2,261,254	2,261,254	—	—
Total investments in securities	$121,119,574	$56,878,491	$64,241,083	—
When-issued/delayed-delivery securities. The funds may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset-backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds’ cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue,
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	72

type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at October 31, 2025.
In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds’ net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Core Bond ETF	$78,008	$79,675	—
Core Plus Bond ETF	690,217	457,938	$249,118
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended October 31, 2025, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended October 31, 2025 were as follows:
Fund	Commitment fee
Core Bond ETF	$38
Core Plus Bond ETF	130
Corporate Bond ETF	144
Dynamic Municipal Bond ETF	70
High Yield ETF	63
Mortgage-Backed Securities ETF	373
Preferred Income ETF	210
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Core Bond ETF and Core Plus Bond ETF incurred offering costs of $52,563 and $48,495, respectively, which are amortized over each fund’s first year of
73	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

operations. During the six months ended October 31, 2025, $30,421 and $19,560 of offering costs were expensed by Core Bond ETF and Core Plus Bond ETF, respectively, and are included Offering costs within the Statements of Operations. At October 31, 2025, $2,830 and $1,606 of unamortized offering costs are included in Other assets within the Statements of assets and liabilities for Core Bond ETF and Core Plus Bond ETF, respectively.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of April 30, 2025, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2025:
	No Expiration Date
Fund	Short Term	Long Term
Core Bond ETF	$4,729	—
Core Plus Bond ETF	30,510	—
Corporate Bond ETF	72,864	$2,472,724
Mortgage-Backed Securities ETF	134,220	1,731,271
Preferred Income ETF	1,339,035	763,213
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of April 30, 2025, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on October 31, 2025, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Core Bond ETF	$14,390,179	$343,688	$(4,086)	$339,602
Core Plus Bond ETF	55,118,506	1,234,163	(54,119)	1,180,044
Corporate Bond ETF	70,409,375	1,324,796	(511,152)	813,644
Dynamic Municipal Bond ETF	32,879,061	1,132,765	(73,100)	1,059,665
High Yield ETF	60,396,531	867,344	(307,564)	559,780
Mortgage-Backed Securities ETF	176,671,345	2,941,246	(1,408,913)	1,532,333
Preferred Income ETF	118,810,371	3,196,573	(887,370)	2,309,203
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends from net investment income monthly. All funds generally declare and pay capital gain distributions, if any, annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. The final determination of tax characteristics of the funds’ distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities, wash sale loss deferrals and redemptions in-kind.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	74

contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the funds, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds’ investments. Subsequent payments, referred to as variation margin, are made or received by the funds periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the funds. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended October 31, 2025. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Core Bond ETF	The fund used futures contracts to manage against changes in interest rates. As of October 31, 2025, there were no open futures contracts.	Up to $112,800 as measured during the period
Core Plus Bond ETF	The fund used futures contracts to manage against changes in interest rates. As of October 31, 2025, there were no open futures contracts.	Up to $451,000 as measured during the period
Mortgage-Backed Securities ETF	The fund used futures contracts to manage against changes in interest rates. As of October 31, 2025, there were no open futures contracts.	Up to $2.3 million, as measured during the period
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2025:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Core Bond ETF	Interest rate	$(54)
Core Plus Bond ETF	Interest rate	$(2,520)
Mortgage-Backed Securities ETF	Interest rate	$47,378
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2025:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts
Mortgage-Backed Securities ETF	Interest rate	$(47,253)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee.The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below.
The management fee structure is as follows:
- Core Bond ETF - 0.24% of average daily net assets.
- Core Plus Bond ETF - 0.31% of average daily net assets.
- Corporate Bond ETF - 0.24% of average daily net assets.
- Dynamic Municipal Bond ETF - 0.32% of average daily net assets.
- High Yield ETF - 0.45% of average daily net assets.
- Mortgage-Backed Securities ETF - 0.34% of average daily net assets.
75	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

- Preferred Income ETF - 0.49% of average daily net assets.
Fund	Subadvisor(s)
High Yield ETF	Marathon Asset Management, L.P.
Core Bond ETF Core Plus Bond ETF Corporate Bond ETF Dynamic Municipal Bond ETF Mortgage-Backed Securities ETF Preferred Income ETF	Manulife Investment Management (US) LLC[1]
[1]	An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended October 31, 2025, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make a payment to Core Bond ETF, Core Plus Bond ETF, Corporate Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF in an amount equal to the amount by which expenses of the funds exceed 0.29%, 0.36%, 0.29%, 0.39%, 0.52%, 0.39% and 0.54%, respectively, of average daily net assets. Expenses means all the expenses of the funds, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2026, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amount to the following for the six months ended October 31, 2025.
Fund	Expense reimbursement
Core Bond ETF	$84,692
Core Plus Bond ETF	85,964
Corporate Bond ETF	73,245
Dynamic Municipal Bond ETF	57,062
Fund	Expense reimbursement
High Yield ETF	$57,491
Mortgage-Backed Securities ETF	70,720
Preferred Income ETF	78,714

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2025, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Core Bond ETF	0.00%
Core Plus Bond ETF	0.00%
Corporate Bond ETF	0.01%
Dynamic Municipal Bond ETF	0.00%
Fund	Net Annual Effective Rate
High Yield ETF	0.19%
Mortgage-Backed Securities ETF	0.25%
Preferred Income ETF	0.33%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended October 31, 2025, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Capital share transactions
The funds will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. The funds issue and redeem shares at NAV in creation units of 50,000 shares for Corporate Bond ETF and 25,000 shares for Core Bond ETF, Core Plus Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF, respectively.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities and/or cash in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities and/or cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	76

transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. Fixed transaction fees payable to the custodian may also be incurred on creation and redemption transactions. For the six months ended October 31, 2025, such variable and/or fixed transaction fees were approximately $6,527, $1,248, $5,924, $26,758, $37,320 and $93,423 for Core Plus Bond ETF, Corporate Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF, respectively. These charges are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Affiliates of Core Bond ETF, Core Plus Bond ETF, Corporate Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF and Mortgage-Backed Securities ETF, owned 59%, 69%, 6%, 53%, 52% and 4%, respectively, of shares of the fund on October 31, 2025. Such concentration of shareholders’ capital could have a material effect on a fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in-kind transactions, are aggregated below for the six months ended October 31, 2025. In addition, purchases and sales of in-kind transactions are aggregated below for the six months ended October 31, 2025:
	Purchases			Sales and maturities
Fund	U.S. Treasury	In-kind transactions	Non in-kind transactions	U.S. Treasury	In-kind transactions	Non in-kind transactions
Core Bond ETF	$7,428,992	$2,153,259	$3,867,364	$7,788,327	—	$1,559,063
Core Plus Bond ETF	21,801,187	—	13,177,578	22,327,306	—	6,795,619
Corporate Bond ETF	395,113	16,341,434	17,943,477	395,896	$4,888,349	15,249,468
Dynamic Municipal Bond ETF	—	—	15,735,970	—	1,150,650	7,174,118
High Yield ETF	—	—	90,402,744	—	—	65,039,292
Mortgage-Backed Securities ETF	226,013	—	69,649,160	176,890	—	37,770,379
Preferred Income ETF	—	—	57,418,013	—	—	11,796,173
Note 8—Industry or sector risk
The funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 9—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Bond ETF
John Hancock Collateral Trust*	34,501	$50,018	$2,493,161	$(2,198,115)	$68	$11	$3,692	—	$345,143
Core Plus Bond ETF
John Hancock Collateral Trust*	132,206	$466,811	$12,780,984	$(11,925,261)	$(13)	$42	$10,297	—	$1,322,563
Corporate Bond ETF
John Hancock Collateral Trust	15,083	$16,974	$8,330,656	$(8,196,774)	$20	$12	$7,971	—	$150,888
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Dynamic Municipal Bond ETF
John Hancock Collateral Trust	131,140	$2,378,219	$12,433,904	$(13,500,365)	$273	$(132)	$30,539	—	$1,311,899
Mortgage-Backed Securities ETF
John Hancock Collateral Trust	860,743	$4,377,989	$33,384,186	$(29,151,956)	$336	$147	$108,491	—	$8,610,702
Preferred Income ETF
John Hancock Collateral Trust	226,039	$1,859,543	$34,297,302	$(33,896,113)	$520	$2	$79,922	—	$2,261,254

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the funds’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement with Manulife Investment Management (US) LLC (MIM (US)) with respect to Corporate Bond ETF, Dynamic Municipal Bond ETF, Mortgage-Backed Securities ETF and Preferred Income ETF and the Subadvisory Agreement with Marathon Asset Management LP ("Marathon," together with MIM (US), the Subadvisors) with respect to High Yield ETF (the Funds). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27 – May 29, 2025. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisors, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisors, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of MIM (US) with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the Funds’ distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
79	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or each Fund’s respective benchmark as noted in Appendix A.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses, including previous actions taken to reduce management fees for certain of the Funds. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisors, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including each of the Funds, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund. The Board also took into account that management has approved the implementation of breakpoints in each Fund’s subadvisory fee schedule. The Board reviewed information provided by the Advisor concerning the investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to each Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
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(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that MIM (US) is an affiliate of the Advisor;
(h)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(i)noted that the subadvisory fee is paid by the Advisor and are negotiated at arm’s length with respect to Marathon;
(j)noted that the Advisor also pays MIM (US) a license fee in connection with each of the Corporate Bond ETF, Mortgage-Backed Securities ETF and Preferred Income ETF use of their Underlying Index;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each Fund;
(b)the Board also took into account management’s discussion of each Fund’s advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)information relating to the Subadvisor’s businesses, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;
(3)the subadvisory fee for each Fund, including the approved breakpoints for each of the Funds and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and the unafilliated Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisors with respect to each Fund, the Board received information provided to the Board by the Subadvisors, including the Subadvisors’ Form ADVs, as well as took into account information presented throughout the past year. The Board considered the Subadvisors’ current level of staffing and its overall resources, as well as received information relating to the Subadvisors’ compensation programs. The Board reviewed the Subadvisors’ history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisors’ investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisors’ compliance programs and any disciplinary history. The Board also considered the Subadvisors’ risk assessment and monitoring processes. The Board reviewed the Subadvisors’ regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisors and their operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.
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The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for each Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with Marathon and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by Marathon from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement with Marathon.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisors. As noted above, the Board also considered each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer groups were not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds, based on the median percentile, and/or each Fund’s respective benchmark as noted in Appendix A;
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)that the subadvisory fees are paid by the Advisor and not the Funds and the Board has approved the implementation of breakpoints to each of the Fund’s subadvisory fee schedule.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
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APPENDIX A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2024	Fees and expenses	Comments
Corporate Bond ETF (Manulife Investment Management (US) LLC)	Benchmark Index – The fund outperformed for the one- and three-year periods and for the period since the fund’s inception on March 31, 2021.
Morningstar Category – The fund outperformed the peer group median for the one- and three-year periods and for the period since the fund’s inception on March 31, 2021.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Net total expenses for this fund are lower than the peer group median.	The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group median for the one- and three-year periods and for the period since the fund’s inception on March 31, 2021.
Dynamic Municipal Bond ETF (Manulife Investment Management (US) LLC)	Benchmark Index – The fund outperformed for the one-year period and for the period since the fund’s inception on November 1, 2023.
Morningstar Category – The fund outperformed the peer group median for the one-year period and for the period since the fund’s inception on November 1, 2023.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are lower than the peer group median.	The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group median for the one-year period and for the period since the fund’s inception on November 1, 2023.
The Board took into account management’s discussion of the fund’s expenses.
John Hancock High Yield ETF (Marathon Asset Management LP)	Benchmark Index - The fund outperformed for the period since the fund’s inception on May 31, 2024.
Morningstar Category - The fund outperformed the peer group median for the period since the fund’s inception on May 31, 2024.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the period since the fund’s inception on May 31, 2024.
The Board took into account management’s discussion of the fund’s expenses.
Mortgage-Backed Securities ETF (Manulife Investment Management (US) LLC)	Benchmark Index - The fund outperformed for the one- and three-year periods and for the period since the fund’s inception on August 19, 2021.
Morningstar Category - The fund outperformed the peer group median for the one- and three-year periods and for the period since the fund’s inception on August 19, 2021.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one- and three-year periods and for the period since the fund’s inception on August 19, 2021.
83	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

Portfolio (subadvisors)	Performance of fund, as of 12.31.2024	Fees and expenses	Comments
Preferred Income ETF (Manulife Investment Management (US) LLC)	Benchmark Index - The fund outperformed for the one- and three-year periods and for the period since the fund’s inception on December 15, 2021.
Morningstar Category - The fund outperformed the peer group median for the one- and three-year periods and for the period since the fund’s inception on December 15, 2021.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net management fees for this fund are lower than the peer group median.
		Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group median for the one- and three-year periods and for the period since the fund’s inception on December 15, 2021.
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	84

John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Active Fixed Income ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETF2SA 10/2025
12/2025

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Active Equity ETFs
October 31, 2025

John Hancock
Active Equity ETFs

2	Funds’ investments
13	Financial statements
17	Financial highlights
20	Notes to financial statements
26	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK ACTIVE EQUITY ETFS |

Funds’ investments
DISCIPLINED VALUE INTERNATIONAL SELECT ETF

As of 10-31-25 (unaudited)
	Shares	Value
Common stocks 98.6%		$47,107,488
(Cost $38,044,332)
Australia 3.7%		1,777,504
Rio Tinto, Ltd.	20,435	1,777,504
Bermuda 1.6%		761,767
Everest Group, Ltd.	2,422	761,767
Canada 11.8%		5,621,866
Cenovus Energy, Inc. (A)	27,773	469,771
Kinross Gold Corp.	94,682	2,204,278
Nutrien, Ltd.	32,494	1,771,557
Teck Resources, Ltd., Class B	27,391	1,176,260
Finland 3.0%		1,450,877
Nordea Bank ABP	84,858	1,450,877
France 12.0%		5,735,192
Airbus SE	5,954	1,466,508
Bureau Veritas SA	25,260	830,337
Capgemini SE	7,656	1,179,680
Rexel SA	40,493	1,402,111
Vallourec SACA	45,966	856,556
Germany 5.4%		2,603,449
Allianz SE	2,072	832,721
Infineon Technologies AG	20,533	813,356
Siemens AG	3,378	957,372
India 2.7%		1,291,243
HDFC Bank, Ltd., ADR	35,650	1,291,243
Japan 14.0%		6,680,245
Asahi Group Holdings, Ltd.	51,400	554,188
Hitachi, Ltd.	40,000	1,380,806
Mitsubishi Electric Corp.	49,400	1,384,310
Sony Group Corp.	70,800	1,990,884
Sumitomo Mitsui Financial Group, Inc.	50,700	1,370,057
Mexico 1.6%		768,823
Coca-Cola Femsa SAB de CV, ADR	8,945	768,823
Netherlands 7.8%		3,733,074
Heineken NV	16,221	1,255,141
ING Groep NV	40,227	1,008,460
Prosus NV (B)	21,244	1,469,473
South Korea 9.8%		4,659,599
KB Financial Group, Inc.	8,126	665,023
KT Corp.	20,241	698,259
NAVER Corp.	7,056	1,324,780
Samsung Electronics Company, Ltd.	17,809	1,343,722
Samsung Fire & Marine Insurance Company, Ltd.	2,026	627,815
Switzerland 7.9%		3,769,408
Novartis AG	15,249	1,885,728
Sandoz Group AG	28,264	1,883,680
United Kingdom 17.3%		8,254,441
AstraZeneca PLC	8,304	1,360,503
BAE Systems PLC	81,834	2,011,654
Beazley PLC	69,210	846,118
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	2

	Shares	Value
United Kingdom (continued)
NatWest Group PLC	182,932	$1,403,616
Shell PLC	23,129	865,299
Tesco PLC	128,589	776,141
The Weir Group PLC	25,485	991,110

Total investments (Cost $38,044,332) 98.6%	$47,107,488
Other assets and liabilities, net 1.4%	653,764
Total net assets 100.0%	$47,761,252

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 10-31-25.
(B)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 10-31-25:
Industrials	21.8%
Financials	21.5%
Materials	14.5%
Health care	10.7%
Consumer discretionary	7.3%
Consumer staples	7.0%
Information technology	7.0%
Energy	4.6%
Communication services	4.2%
Other assets and liabilities, net	1.4%
TOTAL	100.0%
DISCIPLINED VALUE SELECT ETF

As of 10-31-25 (unaudited)
	Shares	Value
Common stocks 97.9%		$25,475,593
(Cost $24,099,847)
Communication services 5.9%		1,541,307
Entertainment 2.9%
The Walt Disney Company	6,743	759,397
Interactive media and services 3.0%
Meta Platforms, Inc., Class A	1,206	781,910
Consumer discretionary 9.2%		2,399,283
Broadline retail 4.9%
Amazon.com, Inc. (A)	5,191	1,267,744
Specialty retail 4.3%
AutoNation, Inc. (A)	2,108	421,326
The Home Depot, Inc.	1,871	710,213
Consumer staples 7.3%		1,904,931
Consumer staples distribution and retail 4.2%
Sysco Corp.	3,952	293,555
U.S. Foods Holding Corp. (A)	10,952	795,334
Tobacco 3.1%
Philip Morris International, Inc.	5,654	816,042
Energy 4.5%		1,160,554
Oil, gas and consumable fuels 4.5%
Diamondback Energy, Inc.	3,432	491,428
Marathon Petroleum Corp.	3,433	669,126
3	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 19.5%		$5,068,662
Banks 10.7%
Huntington Bancshares, Inc.	38,830	599,535
JPMorgan Chase & Co.	3,822	1,189,100
Wells Fargo & Company	11,386	990,240
Capital markets 5.1%
LPL Financial Holdings, Inc.	1,268	478,429
Morgan Stanley	5,149	844,436
Consumer finance 3.7%
American Express Company	1,401	505,383
Capital One Financial Corp.	2,098	461,539
Health care 13.9%		3,605,259
Biotechnology 4.3%
AbbVie, Inc.	2,674	583,039
Gilead Sciences, Inc.	4,424	529,951
Health care providers and services 5.3%
Cencora, Inc.	2,507	846,890
Quest Diagnostics, Inc.	3,043	535,416
Life sciences tools and services 2.1%
IQVIA Holdings, Inc. (A)	2,540	549,808
Pharmaceuticals 2.2%
AstraZeneca PLC, ADR	6,798	560,155
Industrials 15.7%		4,094,302
Aerospace and defense 2.4%
L3Harris Technologies, Inc.	2,193	633,996
Air freight and logistics 3.5%
C.H. Robinson Worldwide, Inc.	2,974	457,966
FedEx Corp.	1,743	442,408
Electrical equipment 2.2%
Hubbell, Inc.	1,224	575,280
Ground transportation 3.6%
Uber Technologies, Inc. (A)	9,782	943,963
Industrial conglomerates 2.8%
Honeywell International, Inc.	3,587	722,171
Machinery 1.2%
Wabtec Corp.	1,558	318,518
Information technology 9.0%		2,340,948
Semiconductors and semiconductor equipment 7.2%
Applied Materials, Inc.	2,146	500,233
Micron Technology, Inc.	2,775	620,962
NXP Semiconductors NV	3,546	741,540
Software 1.8%
Oracle Corp.	1,821	478,213
Materials 8.1%		2,120,728
Chemicals 0.0%
Solstice Advanced Materials, Inc. (A)	9	406
Construction materials 3.3%
CRH PLC	7,214	859,187
Metals and mining 4.8%
Newmont Corp.	10,549	854,153
Reliance, Inc.	1,441	406,982
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	4

	Shares	Value
Utilities 4.8%		$1,239,619
Electric utilities 2.6%
FirstEnergy Corp.	14,489	664,031
Multi-utilities 2.2%
CenterPoint Energy, Inc.	15,052	575,588

Total investments (Cost $24,099,847) 97.9%	$25,475,593
Other assets and liabilities, net 2.1%	554,118
Total net assets 100.0%	$26,029,711

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
FUNDAMENTAL ALL CAP CORE ETF

As of 10-31-25 (unaudited)
	Shares	Value
Common stocks 98.1%		$4,203,974
(Cost $3,373,864)
Communication services 12.8%		548,230
Entertainment 1.8%
Liberty Media Corp.-Liberty Formula One, Series C (A)	776	77,484
Interactive media and services 11.0%
Alphabet, Inc., Class A	1,292	363,297
CarGurus, Inc. (A)	1,158	40,669
Meta Platforms, Inc., Class A	103	66,780
Consumer discretionary 19.0%		813,660
Automobile components 0.5%
Fox Factory Holding Corp. (A)	688	15,212
Mobileye Global, Inc., Class A (A)	572	7,522
Automobiles 1.0%
Ferrari NV	108	43,627
Broadline retail 8.7%
Amazon.com, Inc. (A)	1,531	373,898
Hotels, restaurants and leisure 2.2%
Las Vegas Sands Corp.	750	44,513
Vail Resorts, Inc.	322	47,762
Household durables 3.8%
Lennar Corp., A Shares	1,299	160,777
Specialty retail 2.1%
CarMax, Inc. (A)	254	10,645
Group 1 Automotive, Inc.	205	81,496
Textiles, apparel and luxury goods 0.7%
Canada Goose Holdings, Inc. (A)	2,025	28,208
Consumer staples 2.0%		85,485
Beverages 0.5%
Diageo PLC, ADR	250	23,023
Food products 1.5%
Post Holdings, Inc. (A)	601	62,462
Energy 3.6%		152,852
Oil, gas and consumable fuels 3.6%
Cheniere Energy, Inc.	721	152,852
5	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 9.1%		$392,246
Banks 2.3%
First Hawaiian, Inc.	4,077	100,009
Capital markets 6.8%
KKR & Company, Inc.	1,115	131,938
Morgan Stanley	276	45,264
S&P Global, Inc.	147	71,620
The Goldman Sachs Group, Inc.	55	43,415
Health care 18.1%		775,773
Health care equipment and supplies 6.7%
Becton, Dickinson and Company	238	42,533
GE HealthCare Technologies, Inc.	603	45,195
Hologic, Inc. (A)	2,078	153,585
Zimmer Biomet Holdings, Inc.	443	44,548
Health care providers and services 6.2%
Elevance Health, Inc.	79	25,059
McKesson Corp.	96	77,889
UnitedHealth Group, Inc.	476	162,583
Life sciences tools and services 4.0%
Avantor, Inc. (A)	1,141	13,487
Thermo Fisher Scientific, Inc.	278	157,734
Pharmaceuticals 1.2%
Elanco Animal Health, Inc. (A)	2,400	53,160
Industrials 4.9%		210,300
Electrical equipment 1.7%
Regal Rexnord Corp.	504	71,009
Machinery 1.2%
Fortive Corp.	975	49,082
Parker-Hannifin Corp.	4	3,091
Trading companies and distributors 2.0%
United Rentals, Inc.	100	87,118
Information technology 25.3%		1,084,773
IT services 1.0%
Accenture PLC, Class A	171	42,767
Semiconductors and semiconductor equipment 8.6%
Analog Devices, Inc.	207	48,465
NVIDIA Corp.	852	172,521
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	314	94,335
Texas Instruments, Inc.	322	51,990
Software 13.8%
Adobe, Inc. (A)	11	3,743
Microsoft Corp.	534	276,511
Oracle Corp.	195	51,209
Roper Technologies, Inc.	89	39,707
Salesforce, Inc.	416	108,331
Workday, Inc., Class A (A)	471	113,002
Technology hardware, storage and peripherals 1.9%
Apple, Inc.	304	82,192
Real estate 3.3%		140,655
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	1,670	9,770
Specialized REITs 3.1%
American Tower Corp.	222	39,734
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	6

	Shares	Value
Real estate (continued)
Specialized REITs (continued)
Crown Castle, Inc.	498	$44,930
Millrose Properties, Inc., Class A	1,435	46,221

	Yield (%)	Shares	Value
Short-term investments 3.2%			$139,207
(Cost $139,198)
Short-term funds 3.2%			139,207
John Hancock Collateral Trust (B)	3.9239(C)	13,915	139,207

Total investments (Cost $3,513,062) 101.3%	$4,343,181
Other assets and liabilities, net (1.3%)	(56,009)
Total net assets 100.0%	$4,287,172

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 10-31-25.
INTERNATIONAL HIGH DIVIDEND ETF

As of 10-31-25 (unaudited)
	Shares	Value
Common stocks 98.5%		$9,891,001
(Cost $7,700,936)
Australia 4.7%		468,295
AGL Energy, Ltd.	4,933	29,904
ANZ Group Holdings, Ltd.	1,295	31,071
Commonwealth Bank of Australia	231	25,956
Fortescue, Ltd.	15,822	220,518
Woodside Energy Group, Ltd.	2,356	38,250
Yancoal Australia, Ltd.	33,621	122,596
Austria 1.2%		121,603
BAWAG Group AG (A)(B)	680	87,825
Strabag SE, Bearer Shares	431	33,778
Canada 8.5%		858,927
Canadian Imperial Bank of Commerce	709	58,804
Canadian Natural Resources, Ltd.	903	28,917
Enbridge, Inc.	3,617	168,827
Finning International, Inc.	764	41,358
Magna International, Inc.	2,222	105,078
Peyto Exploration & Development Corp.	3,189	46,498
Power Corp. of Canada	4,263	199,892
Royal Bank of Canada	660	96,785
Secure Waste Infrastructure Corp.	7,078	88,453
Suncor Energy, Inc.	610	24,315
Denmark 0.7%		68,273
Novo Nordisk A/S, B Shares	1,398	68,273
Finland 1.7%		170,899
Fortum OYJ	7,656	170,899
France 6.9%		688,646
Cie Generale des Etablissements Michelin SCA	1,239	39,598
Engie SA	9,250	216,730
Gaztransport et Technigaz SA	147	29,115
7	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Klepierre SA	5,019	$191,978
Publicis Groupe SA	865	86,660
Sanofi	1,232	124,565
Germany 6.4%		639,094
Bayerische Motoren Werke AG	478	44,534
Deutsche Telekom AG	4,317	133,984
Heidelberg Materials AG	761	178,392
Mercedes-Benz Group AG	2,333	151,359
SAP SE	505	130,825
Hong Kong 3.7%		375,400
CK Asset Holdings, Ltd.	13,663	67,575
CK Hutchison Holdings, Ltd.	17,307	114,679
Henderson Land Development Company, Ltd.	10,349	36,324
The Bank of East Asia, Ltd.	27,818	47,961
WH Group, Ltd. (A)	113,417	108,861
Israel 2.5%		255,214
Bank Hapoalim BM	1,547	31,518
Bank Leumi Le-Israel BM	7,590	154,706
Mizrahi Tefahot Bank, Ltd.	1,058	68,990
Italy 7.8%		781,449
Banco BPM SpA	11,177	162,611
Enel SpA	4,527	45,834
Generali	5,023	193,348
Intesa Sanpaolo SpA	28,248	181,799
Poste Italiane SpA (A)	8,206	197,857
Japan 17.2%		1,724,944
Dai-ichi Life Holdings, Inc.	3,727	26,249
Daito Trust Construction Company, Ltd.	6,810	127,156
Daiwa House Industry Company, Ltd.	2,614	88,793
FUJIFILM Holdings Corp.	960	22,309
Hitachi, Ltd.	1,666	57,511
Kobe Steel, Ltd.	2,774	32,709
Komatsu, Ltd.	2,656	89,065
Marubeni Corp.	2,974	73,358
Mitsubishi Corp.	3,365	81,081
Mitsui & Company, Ltd.	5,309	131,023
Mizuho Financial Group, Inc.	3,083	103,044
MS&AD Insurance Group Holdings, Inc.	6,512	134,674
Nippon Steel Corp.	30,870	127,504
Recruit Holdings Company, Ltd.	461	23,066
SCREEN Holdings Company, Ltd.	323	30,789
Seiko Epson Corp.	5,257	66,764
Shionogi & Company, Ltd.	3,308	55,400
Sojitz Corp.	3,365	89,468
Subaru Corp.	1,216	25,914
Sumitomo Corp.	6,345	184,763
Suzuken Company, Ltd.	1,649	62,672
Tokyo Electron, Ltd.	413	91,632
Netherlands 2.9%		290,251
ASML Holding NV	117	123,982
ASR Nederland NV	445	29,739
EXOR NV	1,573	136,530
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	8

	Shares	Value
Norway 4.1%		$407,580
Aker BP ASA	6,276	163,089
Equinor ASA	8,033	192,151
Orkla ASA	5,156	52,340
Singapore 5.1%		515,019
DBS Group Holdings, Ltd.	4,816	199,567
Oversea-Chinese Banking Corp., Ltd.	13,158	172,178
Venture Corp., Ltd.	12,506	143,274
Spain 2.1%		207,755
Banco Bilbao Vizcaya Argentaria SA	10,324	207,755
Sweden 3.7%		377,190
SKF AB, B Shares	1,256	32,417
Svenska Handelsbanken AB, A Shares	15,244	200,256
Volvo AB, B Shares	5,236	144,517
Switzerland 5.6%		567,947
ABB, Ltd.	2,637	195,981
Holcim, Ltd. (B)	280	24,883
Novartis AG	1,536	189,945
Roche Holding AG	371	119,654
Swissquote Group Holding SA	59	37,484
United Kingdom 13.7%		1,372,515
3i Group PLC	537	31,044
Associated British Foods PLC	1,058	31,902
AstraZeneca PLC	1,113	182,351
Aviva PLC	10,976	96,418
Beazley PLC	4,320	52,814
British American Tobacco PLC	3,446	176,755
GSK PLC	1,767	41,336
HSBC Holdings PLC	7,566	105,708
Imperial Brands PLC	4,531	180,080
Kingfisher PLC	20,215	82,016
Rio Tinto PLC	3,085	222,358

Tesco PLC	28,121	169,733
Preferred securities 0.2%		$25,707
(Cost $27,846)
Germany 0.2%		25,707
Henkel AG & Company KGaA	317	25,707

	Yield (%)	Shares	Value
Short-term investments 1.2%			$117,873
(Cost $117,872)
Short-term funds 1.2%			117,873
John Hancock Collateral Trust (C)	3.9239(D)	11,783	117,873

Total investments (Cost $7,846,654) 99.9%	$10,034,581
Other assets and liabilities, net 0.1%	10,160
Total net assets 100.0%	$10,044,741

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 10-31-25.
9	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

The fund had the following sector composition as a percentage of net assets on 10-31-25:
Financials	30.6%
Industrials	12.8%
Energy	9.0%
Health care	8.4%
Materials	8.0%
Consumer staples	7.4%
Information technology	6.1%
Real estate	5.1%
Utilities	4.6%
Consumer discretionary	4.5%
Communication services	2.2%
Short-term investments and other	1.3%
TOTAL	100.0%
U.S. HIGH DIVIDEND ETF

As of 10-31-25 (unaudited)
	Shares	Value
Common stocks 98.9%		$8,702,257
(Cost $6,657,617)
Communication services 4.8%		426,070
Diversified telecommunication services 1.9%
Verizon Communications, Inc.	4,293	170,604
Media 2.9%
Comcast Corp., Class A	5,775	160,747
Omnicom Group, Inc.	473	35,484
Sirius XM Holdings, Inc.	2,731	59,235
Consumer discretionary 6.1%		535,136
Automobiles 2.1%
Ford Motor Company	13,854	181,903
Hotels, restaurants and leisure 1.2%
Darden Restaurants, Inc.	126	22,699
Starbucks Corp.	989	79,980
Household durables 0.7%
Garmin, Ltd.	282	60,331
Specialty retail 2.1%
Best Buy Company, Inc.	1,142	93,804
Dick’s Sporting Goods, Inc.	156	34,546
The Home Depot, Inc.	163	61,873
Consumer staples 7.2%		635,886
Consumer staples distribution and retail 1.6%
Target Corp.	270	25,034
Walmart, Inc.	1,127	114,030
Food products 2.5%
Conagra Brands, Inc.	8,532	146,665
The Kraft Heinz Company	3,071	75,946
Tobacco 3.1%
Altria Group, Inc.	2,680	151,098
Philip Morris International, Inc.	853	123,113
Energy 5.8%		511,432
Oil, gas and consumable fuels 5.8%
Chevron Corp.	1,113	175,542
Exxon Mobil Corp.	291	33,279
Kinder Morgan, Inc.	1,742	45,623
ONEOK, Inc.	2,496	167,232
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	10

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	1,551	$89,756
Financials 14.6%		1,281,001
Banks 5.0%
Columbia Banking System, Inc.	4,926	132,017
Credicorp, Ltd.	466	121,626
Huntington Bancshares, Inc.	1,671	25,800
JPMorgan Chase & Co.	434	135,026
U.S. Bancorp	514	23,994
Capital markets 7.2%
BlackRock, Inc.	152	164,587
CME Group, Inc.	523	138,851
Evercore, Inc., Class A	154	45,362
Janus Henderson Group PLC	1,697	73,921
Morgan Stanley	273	44,772
T. Rowe Price Group, Inc.	1,650	169,175
Insurance 2.4%
American Financial Group, Inc.	1,296	170,657
Principal Financial Group, Inc.	419	35,213
Health care 5.9%		520,610
Health care equipment and supplies 0.5%
Medtronic PLC	430	39,001
Health care providers and services 0.3%
UnitedHealth Group, Inc.	86	29,374
Pharmaceuticals 5.1%
Bristol-Myers Squibb Company	2,749	126,646
Eli Lilly & Company	75	64,715
Johnson & Johnson	479	90,469
Pfizer, Inc.	6,913	170,405
Industrials 7.1%		623,821
Air freight and logistics 2.1%
United Parcel Service, Inc., Class B	1,960	188,983
Construction and engineering 0.3%
Comfort Systems USA, Inc.	31	29,933
Electrical equipment 2.7%
Eaton Corp. PLC	81	30,906
Emerson Electric Company	181	25,262
Vertiv Holdings Company, Class A	919	177,238
Ground transportation 0.3%
Union Pacific Corp.	108	23,800
Professional services 1.7%
Automatic Data Processing, Inc.	201	52,320
Paychex, Inc.	815	95,379
Information technology 37.9%		3,332,998
Communications equipment 1.6%
Cisco Systems, Inc.	1,904	139,201
IT services 3.0%
Accenture PLC, Class A	362	90,536
IBM Corp.	569	174,916
Semiconductors and semiconductor equipment 19.0%
Analog Devices, Inc.	111	25,988
Broadcom, Inc.	733	270,939
11	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
KLA Corp.	128	$154,719
Lam Research Corp.	779	122,661
Micron Technology, Inc.	234	52,362
Monolithic Power Systems, Inc.	87	87,435
NVIDIA Corp.	3,694	748,003
Qualcomm, Inc.	642	116,138
Texas Instruments, Inc.	572	92,355
Software 8.7%
Intuit, Inc.	50	33,378
Microsoft Corp.	1,101	570,109
Oracle Corp.	632	165,970
Technology hardware, storage and peripherals 5.6%
Apple, Inc.	1,806	488,288
Real estate 5.6%		492,161
Retail REITs 1.9%
Simon Property Group, Inc.	943	165,742
Specialized REITs 3.7%
CubeSmart	585	22,037
Gaming and Leisure Properties, Inc.	3,507	156,623
Public Storage	76	21,171
VICI Properties, Inc.	4,221	126,588
Utilities 3.9%		343,142
Electric utilities 2.8%
Edison International	2,958	163,814
NRG Energy, Inc.	477	81,977
Independent power and renewable electricity producers 1.1%
Vistra Corp.	517	97,351

	Yield (%)	Shares	Value
Short-term investments 1.5%			$133,097
(Cost $133,043)
Short-term funds 1.5%			133,097
John Hancock Collateral Trust (A)	3.9239(B)	13,305	133,097

Total investments (Cost $6,790,660) 100.4%	$8,835,354
Other assets and liabilities, net (0.4%)	(35,843)
Total net assets 100.0%	$8,799,511

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 10-31-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	12

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-25 (unaudited)

	Disciplined Value International Select ETF	Disciplined Value Select ETF	Fundamental All Cap Core ETF	International High Dividend ETF	U.S. High Dividend ETF
Assets
Unaffiliated investments, at value	$47,107,488	$25,475,593	$4,203,974	$9,916,708	$8,702,257
Affiliated investments, at value	—	—	139,207	117,873	133,097
Total investments, at value	47,107,488	25,475,593	4,343,181	10,034,581	8,835,354
Cash	582,575	485,531	—	—	—
Foreign currency, at value	29	—	—	1,872	—
Dividends and interest receivable	208,950	10,683	1,979	64,860	9,885
Receivable for investments sold	—	171,093	—	—	—
Receivable for securities lending income	59	—	—	29	1
Receivable from affiliates	—	—	12,958	10,919	11,856
Deferred offering cost	—	57,329	—	—	—
Other assets	1,024	1,276	1,478	1,026	1,023
Total assets	47,900,125	26,201,505	4,359,596	10,113,287	8,858,119
Liabilities
Payable for investments purchased	80,374	129,674	—	13,303	—
Payable to affiliates
Investment management fees	11,278	48	—	—	—
Accounting and legal services fees	1,221	833	115	271	257
Accrued offering expense	—	30,696	—	—	—
Other liabilities and accrued expenses	46,000	10,543	72,309	54,972	58,351
Total liabilities	138,873	171,794	72,424	68,546	58,608
Net assets	$47,761,252	$26,029,711	$4,287,172	$10,044,741	$8,799,511
Net assets consist of
Paid-in capital	$37,178,799	$24,267,048	$3,009,756	$7,998,227	$7,028,771
Total distributable earnings (loss)	10,582,453	1,762,663	1,277,416	2,046,514	1,770,740
Net assets	$47,761,252	$26,029,711	$4,287,172	$10,044,741	$8,799,511
Unaffiliated investments, at cost	$38,044,332	$24,099,847	$3,373,864	$7,728,782	$6,657,617
Affiliated investments, at cost	—	—	$139,198	$117,872	$133,043
Foreign currency, at cost	$29	—	—	$1,878	—
Securities loaned, at value	$456,779	—	—	$244,684	$56,978
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$47,761,252	$26,029,711	$4,287,172	$10,044,741	$8,799,511
Shares outstanding	1,400,000	975,000	275,000	280,000	220,000
Net asset value per share	$34.12	$26.70	$15.59	$35.87	$40.00
13	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-25 (unaudited)

	Disciplined Value International Select ETF	Disciplined Value Select ETF[1]	Fundamental All Cap Core ETF	International High Dividend ETF	U.S. High Dividend ETF
Investment income
Dividends from unaffiliated investments	$482,113	$97,969	$22,257	$215,167	$113,003
Non-cash dividends	94,580	—	—	—	—
Securities lending	1,506	—	—	28	—
Dividends from affiliated investments	—	—	1,648	2,641	2,846
Interest	—	—	—	256	—
Less foreign taxes withheld	(56,898)	(492)	(475)	(20,535)	—
Total investment income	521,301	97,477	23,430	197,557	115,849
Expenses
Investment management fees	118,644	30,542	14,360	18,236	12,190
Offering costs	—	17,621	—	—	—
Accounting and legal services fees	3,667	1,116	406	884	807
Transfer agent fees	4,984	269	5,042	4,968	4,968
Trustees’ fees	494	81	212	252	255
Custodian fees	25,186	2,466	20,923	28,454	27,346
Printing and postage	9,552	1,885	8,290	9,389	10,071
Professional fees	13,437	5,650	18,806	21,372	20,769
Licensing fees	—	—	12,500	—	—
Stock exchange listing fees	5,728	2,474	5,490	6,049	6,050
Other	4,337	1,847	5,995	7,393	7,328
Total expenses	186,029	63,951	92,024	96,997	89,784
Less expense reductions	(51,762)	(31,059)	(76,795)	(75,398)	(75,477)
Net expenses	134,267	32,892	15,229	21,599	14,307
Net investment income	387,034	64,585	8,201	175,958	101,542
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	275,052	322,332	116,868	(31,150)	(69,618)
Affiliated investments	(17)	—	(4)	13	18
Redemptions in-kind	1,194,389	—	342,120	408,288	336,127
	1,469,424	322,332	458,984	377,151	266,527
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	5,004,618	1,375,746	321,820	795,653	1,123,429
Affiliated investments	—	—	7	(3)	(2)
	5,004,618	1,375,746	321,827	795,650	1,123,427
Net realized and unrealized gain	6,474,042	1,698,078	780,811	1,172,801	1,389,954
Increase in net assets from operations	$6,861,076	$1,762,663	$789,012	$1,348,759	$1,491,496

[1]	Period from 8-5-25 (commencement of operations) to 10-31-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	14

STATEMENTS OF CHANGES IN NET ASSETS

	Disciplined Value International Select ETF		Disciplined Value Select ETF	Fundamental All Cap Core ETF
	Six months ended 10-31-25 (unaudited)	Year ended 4-30-25	Period ended 10-31-25[1] (unaudited)	Six months ended 10-31-25 (unaudited)	Year ended 4-30-25
Increase (decrease) in net assets
From operations
Net investment income	$387,034	$520,709	$64,585	$8,201	$23,569
Net realized gain (loss)	1,469,424	4,748	322,332	458,984	(27,594)
Change in net unrealized appreciation	5,004,618	2,556,328	1,375,746	321,827	102,526
Increase in net assets resulting from operations	6,861,076	3,081,785	1,762,663	789,012	98,501
Distributions to shareholders
From earnings	—	(482,888)	—	—	(28,686)
From fund share transactions
Shares issued	12,396,715	5,910,530	24,267,048	730,335	825,631
Shares repurchased	(5,670,288)	(683,152)	—	(1,171,717)	—
Total from fund share transactions	6,726,427	5,227,378	24,267,048	(441,382)	825,631
Total increase	13,587,503	7,826,275	26,029,711	347,630	895,446
Net assets
Beginning of period	34,173,749	26,347,474	—	3,939,542	3,044,096
End of period	$47,761,252	$34,173,749	$26,029,711	$4,287,172	$3,939,542
Share activity
Shares outstanding
Beginning of period	1,200,000	1,000,000	—	305,000	245,000
Shares issued	375,000	225,000	975,000	50,000	60,000
Shares repurchased	(175,000)	(25,000)	—	(80,000)	—
End of period	1,400,000	1,200,000	975,000	275,000	305,000

[1]	Period from 8-5-25 (commencement of operations) to 10-31-25.
15	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	International High Dividend ETF		U.S. High Dividend ETF
	Six months ended 10-31-25 (unaudited)	Year ended 4-30-25	Six months ended 10-31-25 (unaudited)	Year ended 4-30-25
Increase (decrease) in net assets
From operations
Net investment income	$175,958	$361,133	$101,542	$233,383
Net realized gain	377,151	179,879	266,527	786,065
Change in net unrealized appreciation (depreciation)	795,650	506,293	1,123,427	(120,446)
Increase in net assets resulting from operations	1,348,759	1,047,305	1,491,496	899,002
Distributions to shareholders
From earnings	(222,499)	(412,495)	(96,505)	(239,879)
From fund share transactions
Shares issued	2,094,970	2,972,796	1,553,505	3,883,871
Shares repurchased	(1,743,690)	(2,972,376)	(1,548,152)	(5,007,442)
Total from fund share transactions	351,280	420	5,353	(1,123,571)
Total increase (decrease)	1,477,540	635,230	1,400,344	(464,448)
Net assets
Beginning of period	8,567,201	7,931,971	7,399,167	7,863,615
End of period	$10,044,741	$8,567,201	$8,799,511	$7,399,167
Share activity
Shares outstanding
Beginning of period	270,000	270,000	220,000	250,000
Shares issued	60,000	100,000	40,000	110,000
Shares repurchased	(50,000)	(100,000)	(40,000)	(140,000)
End of period	280,000	270,000	220,000	220,000
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	16

Financial Highlights
DISCIPLINED VALUE INTERNATIONAL SELECT ETF

Period ended	10-31-25[1]	4-30-25	4-30-24[2]
Per share operating performance
Net asset value, beginning of period	$28.48	$26.35	$25.00
Net investment income[3]	0.32	0.50	0.28
Net realized and unrealized gain (loss) on investments	5.32	2.10	1.07
Total from investment operations	5.64	2.60	1.35
Less distributions
From net investment income	—	(0.47)	—
Net asset value, end of period	$34.12	$28.48	$26.35
Total return (%)[4]	19.67[5]	10.21	5.39[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$48	$34	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[6]	1.28	1.38[7]
Expenses including reductions	0.69[6]	0.69	0.69[7]
Net investment income	1.99[6]	1.87	3.11[6]
Portfolio turnover (%)[8]	8	55	29

[1]	Six months ended 10-31-25. Unaudited.
[2]	Period from 12-19-23 (commencement of operations) to 4-30-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
DISCIPLINED VALUE SELECT ETF

Period ended	10-31-25[1]
Per share operating performance
Net asset value, beginning of period	$25.00
Net investment income[2]	0.07
Net realized and unrealized gain (loss) on investments	1.63
Total from investment operations	1.70
Net asset value, end of period	$26.70
Total return (%)[3]	6.78[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[5]
Expenses including reductions	0.56[6]
Net investment income	1.10[6]
Portfolio turnover (%)[7]	27

[1]	Period from 8-5-25 (commencement of operations) to 10-31-25.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
17	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

FUNDAMENTAL ALL CAP CORE ETF

Period ended	10-31-25[1]	4-30-25	4-30-24[2]
Per share operating performance
Net asset value, beginning of period	$12.92	$12.42	$10.12
Net investment income[3]	0.03	0.08	0.03
Net realized and unrealized gain (loss) on investments	2.64	0.52	2.29
Total from investment operations	2.67	0.60	2.32
Less distributions
From net investment income	—	(0.10)	(0.02)
Net asset value, end of period	$15.59	$12.92	$12.42
Total return (%)[4]	20.70[5]	4.64	22.97[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	4.29[6]	4.47	4.76[7]
Expenses including reductions	0.71[6]	0.72	0.72[7]
Net investment income	0.38[6]	0.60	0.48[6]
Portfolio turnover (%)[8]	34	34	10

[1]	Six months ended 10-31-25. Unaudited.
[2]	Period from 11-1-23 (commencement of operations) to 4-30-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
INTERNATIONAL HIGH DIVIDEND ETF

Period ended	10-31-25[1]	4-30-25	4-30-24	4-30-23[2]
Per share operating performance
Net asset value, beginning of period	$31.73	$29.38	$27.21	$24.91
Net investment income[3]	0.65	1.33	1.21	0.59[4]
Net realized and unrealized gain (loss) on investments	4.31	2.55	2.30	1.85
Total from investment operations	4.96	3.88	3.51	2.44
Less distributions
From net investment income	(0.82)	(1.53)	(1.34)	(0.14)
Net asset value, end of period	$35.87	$31.73	$29.38	$27.21
Total return (%)[5]	15.82[6]	13.84	13.39	9.79[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$9	$8	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.07[7]	2.16	2.35	1.65[8]
Expenses including reductions	0.46[7]	0.46	0.46	0.46[8]
Net investment income	3.76[7]	4.53	4.39	6.11[4,7]
Portfolio turnover (%)[9]	19	43	20	5

[1]	Six months ended 10-31-25. Unaudited.
[2]	Period from 9-28-22 (commencement of operations) to 4-30-23.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.08 and 0.81%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	18

U.S. HIGH DIVIDEND ETF

Period ended	10-31-25[1]	4-30-25	4-30-24	4-30-23[2]
Per share operating performance
Net asset value, beginning of period	$33.63	$31.45	$27.64	$24.95
Net investment income[3]	0.46	0.93	0.84	0.49
Net realized and unrealized gain (loss) on investments	6.35	2.22	3.75	2.61
Total from investment operations	6.81	3.15	4.59	3.10
Less distributions
From net investment income	(0.44)	(0.97)	(0.78)	(0.41)
Net asset value, end of period	$40.00	$33.63	$31.45	$27.64
Total return (%)[4]	20.30[5]	9.88	16.89	12.45[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$7	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	2.14[6]	1.90	1.97	1.56[7]
Expenses including reductions	0.34[6]	0.34	0.34	0.34[7]
Net investment income	2.42[6]	2.64	2.84	3.01[6]
Portfolio turnover (%)[8]	18	37	18	15

[1]	Six months ended 10-31-25. Unaudited.
[2]	Period from 9-27-22 (commencement of operations) to 4-30-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
19	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (the funds).
The investment objective of Disciplined Value International Select ETF and Disciplined Value Select ETF is to seek long-term capital growth.
The investment objective of Fundamental All Cap Core ETF is to seek long-term capital appreciation.
The investment objective of International High Dividend ETF and U.S. High Dividend ETF is to seek a high level of current income. Long-term growth of capital is a secondary objective for each fund.
Disciplined Value Select ETF commenced operations on August 5, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of October 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
| JOHN HANCOCK ACTIVE EQUITY ETFS	20

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds’ net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Disciplined Value International Select ETF	$456,779	—	$480,657
International High Dividend ETF	244,684	—	258,016
U.S. High Dividend ETF	56,978	—	58,135
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended October 31, 2025, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended October 31, 2025 were as follows:
Fund	Commitment fee
Disciplined Value International Select ETF	$97
Disciplined Value Select ETF	4
Fundamental All Cap Core ETF	11
21	JOHN HANCOCK ACTIVE EQUITY ETFS |

Fund	Commitment fee
International High Dividend ETF	$23
U.S. High Dividend ETF	21
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The Disciplined Value Select ETF incurred offering costs of $74,950 which are amortized over the fund’s first year of operations. During the period ended October 31, 2025, $17,621 of offering costs were expensed and are included in Offering costs within the Statements of Operations. At October 31, 2025, $57,329 of unamortized offering costs are included in Deferred offering cost within the Statements of assets and liabilities.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of April 30, 2025, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2025:
	No Expiration Date
Fund	Short Term	Long Term
Disciplined Value International Select ETF	$441,110	$213,537
Fundamental All Cap Core ETF	901	—
International High Dividend ETF	331,158	181,243
U.S. High Dividend ETF	404,293	160,909
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of April 30, 2025, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on October 31, 2025, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Disciplined Value International Select ETF	$38,047,490	$9,824,303	$(764,305)	$9,059,998
Disciplined Value Select ETF	24,099,847	1,808,208	(432,462)	1,375,746
Fundamental All Cap Core ETF	3,540,548	869,138	(66,505)	802,633
International High Dividend ETF	7,893,056	2,301,378	(159,853)	2,141,525
U.S. High Dividend ETF	6,790,682	2,279,177	(234,505)	2,044,672
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. International High Dividend ETF and U.S. High Dividend ETF generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. The final determination of tax characteristics of the funds’ distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, partnerships, redemptions-in-kind and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below.
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The management fee structure is as follows:
- Disciplined Value International Select ETF - 0.61% of average daily net assets.
- Disciplined Value Select ETF - 0.52% of average daily net assets.
- Fundamental All Cap Core ETF - (a) 0.675% of the first $2.5 billion of aggregate daily net assets; and (b) 0.65% of the excess over $2.5 billion of aggregate daily net assets. Aggregate net assets include the fund and JHF II Fundamental All Cap Core Fund and JHVIT Fundamental All Cap Core Trust.
- International High Dividend ETF - 0.39% of average daily net assets.
- U.S. High Dividend ETF - 0.29% of average daily net assets.
The Advisor has subadvisory agreements with the organizations described below:
Fund	Subadvisor(s)
Disciplined Value International Select ETF Disciplined Value Select ETF	Boston Partners Global Investors, Inc.
Fundamental All Cap Core ETF International High Dividend ETF U.S. High Dividend ETF	Manulife Investment Management (US) LLC[1]
[1]	An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Disciplined Value International Select ETF	0.69%
Disciplined Value Select ETF	0.56%
Fundamental All Cap Core ETF	0.72%
Fund	Expense limitation as a percentage of average net assets
International High Dividend ETF	0.46%
U.S. High Dividend ETF	0.34%

Expenses means all the expenses of the funds, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The funds’ expense limitation agreement expires on August 31, 2026, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended October 31, 2025, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended October 31, 2025, the expense reductions described above amounted to the following:
Fund	Expense reimbursement
Disciplined Value International Select ETF	$51,762
Disciplined Value Select ETF	31,059
Fundamental All Cap Core ETF	76,795
Fund	Expense reimbursement
International High Dividend ETF	$75,398
U.S. High Dividend ETF	75,477

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2025, were equivalent to a net annual effective rate of the fund’s average daily net assets as follows:
Fund	Net Annual Effective Rate
Disciplined Value International Select ETF	0.34%
Disciplined Value Select ETF	0.00%
Fundamental All Cap Core ETF	0.00%
Fund	Net Annual Effective Rate
International High Dividend ETF	0.00%
U.S. High Dividend ETF	0.00%

23	JOHN HANCOCK ACTIVE EQUITY ETFS |

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended October 31, 2025, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Capital share transactions
The funds will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. The funds issue and redeem shares at NAV in creation units of 25,000, 25,000, 5,000, 10,000 and 10,000 shares for Disciplined Value International Select ETF, Disciplined Value Select ETF, Fundamental All Cap Core ETF, International High Dividend ETF, and U.S. High Dividend ETF, respectively.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities and/or cash in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities and/or cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. Fixed transaction fees payable to the custodian may also be incurred on creation and redemption transactions. For the six months ended October 31, 2025, such variable and/or fixed transaction fees were approximately $311, $21, $300 and $100 for Disciplined Value International Select ETF, Fundamental All Cap Core ETF, International High Dividend ETF and International High Dividend ETF, respectively. These charges are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Affiliates of Disciplined Value International Select ETF, Disciplined Value Select ETF, Fundamental All Cap Core ETF, International High Dividend ETF, and U.S. High Dividend ETF owned 42%, 21%, 67%, 60%, and 86%, respectively, of shares of the fund on October 31, 2025. Such concentration of shareholders’ capital could have a material effect on a fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in-kind transactions, amounted to for the six months ended October 31, 2025. In addition, purchases and sales of in-kind transactions are aggregated below for the six months ended October 31, 2025:
	Purchases		Sales
Fund	In-kind transactions	Non in-kind transactions	In-kind transactions	Non in-kind transactions
Disciplined Value International Select ETF	$6,117,447	$7,837,412	$4,104,982	$2,967,522
Disciplined Value Select ETF	18,284,863	12,206,558	—	6,713,906
Fundamental All Cap Core ETF	688,114	1,424,880	1,102,885	1,468,534
International High Dividend ETF	1,984,765	1,729,225	1,518,820	1,865,636
U.S. High Dividend ETF	1,536,774	1,449,248	1,047,352	1,930,811
Note 7—Industry or sector risk
The funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International Select ETF
John Hancock Collateral Trust*	—	—	$3,047,675	$(3,047,658)	$(17)	—	$1,506	—	—
Fundamental All Cap Core ETF
John Hancock Collateral Trust	13,915	$83,646	$322,932	$(267,374)	$(4)	$7	$1,648	—	$139,207
International High Dividend ETF
John Hancock Collateral Trust*	11,783	$123,771	$1,021,245	$(1,027,153)	$13	$(3)	$2,669	—	$117,873
U.S. High Dividend ETF
John Hancock Collateral Trust	13,305	$138,812	$161,301	$(167,032)	$18	$(2)	$2,846	—	$133,097

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the funds’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
25	JOHN HANCOCK ACTIVE EQUITY ETFS |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement with Manulife Investment Management (US) LLC with respect to Fundamental All Cap Core ETF, International High Dividend ETF, and U.S. High Dividend ETF and the Subadvisory Agreement with Boston Partners Global Investors, Inc. ("Boston Partners," together with MIM (US), the Subadvisors) with respect to Disciplined Value International Select ETF (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds it manages. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the Funds’ distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
| JOHN HANCOCK ACTIVE EQUITY ETFS	26

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or each Fund’s respective benchmark as noted in Appendix A.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses, including previous actions taken to reduce management fees for certain of the Funds. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including each of the Funds, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund. The Board also took into account that management has approved the implementation of breakpoints in each Fund’s subadvisory fee schedule. The Board reviewed information provided by the Advisor concerning the investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to each Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
27	JOHN HANCOCK ACTIVE EQUITY ETFS |

(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the fund’s Subadvisor is an affiliate of the Advisor;
(h)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(i)noted that the subadvisory fee is paid by the Advisor;
(j)noted that the Advisor also pays the Subadvisor a license fee in connection with each Fund’s use of its Underlying Index;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each Fund;
(b)the Board also took into account management’s discussion of each Fund’s advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and
(3)the subadvisory fee for each Fund, including the approved breakpoints for each of the Funds and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for each Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.
| JOHN HANCOCK ACTIVE EQUITY ETFS	28

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer groups were not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the Funds have generally been in line with or generally outperformed the historical performance of comparable funds, based on the median percentile, and/or each Fund’s respective benchmark as noted in Appendix A;
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)that the subadvisory fees are paid by the Advisor and not the Funds and the Board has approved the implementation of breakpoints to each of the Fund’s subadvisory fee schedule.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
29	JOHN HANCOCK ACTIVE EQUITY ETFS |

APPENDIX A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2024	Fees and expenses	Comments
Disciplined Value International Select ETF (Boston Partners Global Investors, Inc.)	Benchmark Index – The fund underperformed for the one-year period and for the period since the fund’s inception on December 19, 2023.
Morningstar Category – The fund underperformed the peer group median for the one-year period and for the period since the fund’s inception on December 19, 2023.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance relative to the benchmark index and to the peer group median for the one-year period and for the period since the fund’s inception on December 19, 2023 including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund.
The Board also noted the relatively limited performance history of the fund.
The Board took into account management’s discussion of the fund’s expenses.
Fundamental All Cap Core ETF (Manulife Investment Management (US) LLC)	Benchmark Index – The fund outperformed for the period since the fund’s inception on November 1, 2023, and underperformed for the one-year period.
Morningstar Category – The fund outperformed the peer group median for the one-year period and for the period since the fund’s inception on Novemeber 1, 2023.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board noted the fund’s favorable performance relative to the benchmark index for the period since inception on November 1, 2023 and to the peer group median for the one-year period and for the period since the fund’s inception on November 1, 2023.
The Board also noted the relatively limited performance history of the fund.
The Board took into account management’s discussion of the fund’s expenses.
International High Dividend ETF (Manulife Investment Management (US) LLC)	Benchmark Index – The fund outperformed for the period since the fund’s inception on December 20, 2022, and underperformed for the one-year period.
Morningstar Category – The fund outperformed the peer group median for the period since the fund’s inception on December 20, 2022, and underperformed for the one-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are lower than the peer group median.	The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group median for the period since the fund’s inception on December 20, 2022.
The Board also noted the relatively limited performance history of the fund.
U.S. High Dividend ETF (Manulife Investment Management (US) LLC)	Benchmark Index - The fund outperformed for the one-year period and for the period since the fund’s inception on September 27, 2022.
Morningstar Category - The fund outperformed the peer group median for the one-year period and for the period since the fund’s inception on September 27, 2022.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are lower than the peer group median.	The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group median for the one-year period and for the period since the fund’s inception on September 27, 2022.
The Board also noted the relatively limited performance history of the fund.
| JOHN HANCOCK ACTIVE EQUITY ETFS	30

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reviewed and approved the establishment of John Hancock Disciplined Value Select ETF (the New Fund). The Independent Trustees also met separately to evaluate and discuss the information presented, including with independent legal counsel to the Independent Trustees.
At the June 23-26, 2025 meeting, the Board considered and approved with respect to the New Fund:
(a)an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and
(b)the subadvisory agreement between the Advisor and Boston Partners Global Investors, Inc. (the Subadvisor) (the Subadvisory Agreement).
In considering the amendments to the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a group of comparable exchange-traded funds, and other information regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor to other John Hancock Funds, including other exchange-traded funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results. The information received and considered by the Board in connection with the June meetings and throughout the year (with respect to other Funds) was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and or its affiliates, including administrative services. The Board also took into account information with respect to the New Fund presented at its March 24-27, 2025 meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.
The Board’s conclusions may have been based in part on relevant background information obtained in connection with its consideration of the advisory and subadvisory arrangements for other Funds in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity risk management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the New Fund’s distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund, including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
31	JOHN HANCOCK ACTIVE EQUITY ETFS |

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, including with the Subadvisor, the Advisor’s oversight and monitoring of the Subadvisor’s’ investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications, and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund’s proposed investment strategy and processes, as well as the experience of the portfolio management team at the Subadvisor and composite performance information provided by the Subadvisor relevant to the proposed investment strategy.  The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.
Fees and expenses. The Board reviewed comparative information including, among other data, the New Fund’s anticipated management fees and net total expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund in light of the nature, extent, and quality of the investment management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the New Fund and the services they provide to other such comparable clients or funds.
The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees were negotiated at arm’s length. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below.
The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:
(a)reviewed financial information of the Advisor;
(b)noted that because the New Fund had not yet commenced operations, no actual revenue, cost or profitability data was available, although the Board received information from the Advisor on its projected profitability with respect to the New Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(h)noted that the subadvisory fee for the New Fund will be paid by Advisor and was negotiated at arm’s length; and
(i)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
| JOHN HANCOCK ACTIVE EQUITY ETFS	32

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)the Board also took into account management’s discussion of the New Fund’s advisory fee structure;
(c)the Board also considered the potential effect of the New Fund’s future growth in size on its performance and fees; and
(d)the Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to other funds in the John Hancock Fund Complex; and
(2)the proposed subadvisory fee for the New Fund, including any breakpoints.
Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board also considered the experience of the portfolio management team that would be responsible for managing the New Fund’s assets.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also considered the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.
Subadvisor performance. As noted above, the Board considered the New Fund’s investment strategies and processes. The Board also reviewed performance information of a similar strategy managed by the Subadvisor over various time periods. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
33	JOHN HANCOCK ACTIVE EQUITY ETFS |

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)the Subadvisor provided performance information for a composite of comparable accounts over various time periods;
(3)the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(4)that the subadvisory fees will be paid by the Advisor not the New Fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendment to the Advisory Agreement and the Subadvisory Agreement.
| JOHN HANCOCK ACTIVE EQUITY ETFS	34

John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Active Equity ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETFAE-SA 10/2025
12/2025

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Global Senior Loan ETF
Fixed income
October 31, 2025

John Hancock
Global Senior Loan ETF

2	Consolidated Fund’s investments
17	Consolidated financial statements
20	Consolidated financial highlights
21	Notes to consolidated financial statements
29	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |

Consolidated Fund’s investments
AS OF 10-31-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Senior loans (A) 80.5%					$127,871,316
(Cost $129,247,028)
Communication services 7.8%					12,369,733
Diversified telecommunication services 2.5%
Masorange Finco PLC, 2025 Term Loan B (B)	TBD	03-25-31	EUR	1,500,000	1,730,486
Zacapa Sarl, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	7.752	03-22-29		249,317	249,753
Zayo Group Holdings, Inc., 2025 Term Loan (B)	TBD	03-11-30		317,833	303,432
Zegona Holdco, Ltd., Term Loan B (B)	TBD	07-17-29	EUR	1,400,000	1,620,501
Entertainment 0.3%
Playtika Holding Corp., 2021 Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.829	03-13-28		498,695	486,940
Interactive media and services 0.6%
Arches Buyer, Inc., 2021 Term Loan B (B)	TBD	12-06-27		498,691	499,245
MH Sub I LLC, 2023 Term Loan (3 month CME Term SOFR + 4.250%)	8.252	05-03-28		498,724	452,408
Media 3.0%
Century DE Buyer LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.840	10-30-30		500,000	501,625
Coral-US Co-Borrower LLC, Term Loan B6 (B)	TBD	10-15-29		500,000	487,565
Directv Financing LLC, 2024 Term Loan (3 month CME Term SOFR + 5.250%)	9.352	08-02-29		486,994	487,452
Dotdash Meredith, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.634	06-17-32		500,000	459,000
Gray Media, Inc., Term Loan (B)	TBD	12-01-28		500,000	500,290
Nexstar Media, Inc., 2025 Term Loan B5 (1 month CME Term SOFR + 2.500%)	6.465	06-28-32		498,750	498,945
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month CME Term SOFR + 2.000%)	6.147	04-30-28		500,000	497,410
Virgin Media Bristol LLC, USD Term Loan N (1 month CME Term SOFR + 2.500%)	6.647	01-31-28		37,116	37,080
Zephyr Bidco,Ltd., 2025 Term Loan B3 (B)	TBD	07-20-28	GBP	1,000,000	1,316,478
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	2

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services 1.4%
Crown Subsea Communications Holding, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.465	01-30-31		500,000	$502,500
Vmed O2 UK Holdco 4, Ltd., 2025 Term Loan Z (B)	TBD	10-15-31	EUR	1,500,000	1,738,623
Consumer discretionary 13.6%					21,691,337
Broadline retail 1.1%
Peer Holding III BV, 2025 Term Loan B7 (B)	TBD	11-26-31	EUR	1,500,000	1,732,806
Diversified consumer services 2.6%
AD Education SAS, 2024 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.121	11-14-31	EUR	1,600,000	1,835,880
Eagle Bidco, Ltd., 2025 Term Loan B (B)	TBD	02-20-32	EUR	1,500,000	1,740,943
Prometric Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.750%)	7.715	06-25-32		500,000	501,750
Hotels, restaurants and leisure 5.5%
Bally’s Corp., 2021 Term Loan B (B)	TBD	10-02-28		393,584	362,652
Bulldog Purchaser, Inc., 2025 Term Loan (B)	TBD	06-27-31		500,000	501,875
Caesars Entertainment, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.215	02-06-31		498,734	493,497
Elvis UK Holdco, Ltd., 2025 Term Loan B (B)	TBD	10-31-31	EUR	1,500,000	1,738,329
EOC Borrower LLC, Term Loan B (1 month CME Term SOFR + 3.000%)	6.965	03-24-32		498,750	500,620
Fertitta Entertainment LLC/NV, 2022 Term Loan B (B)	TBD	01-27-29		498,708	498,105
Flutter Financing BV, 2024 Term Loan B (3 month CME Term SOFR + 1.750%)	5.752	11-30-30		498,731	495,988
Flynn Restaurant Group LP, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.750%)	7.715	01-28-32		498,747	500,383
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (B)	TBD	08-02-28		499,392	498,094
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.715	09-20-30		498,737	496,957
Qsrp Finco Sarl, EUR Term Loan B (6 month EURIBOR + 4.000%)	6.069	06-19-31	EUR	1,500,000	1,737,256
3	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Sgh2 LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 4.500%)	8.508	08-18-32		500,000	$499,700
Six Flags Entertainment Corp., 2024 Term Loan B (B)	TBD	05-01-31		498,737	495,206
Household durables 0.3%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.129	07-31-28		498,747	499,660
Leisure products 0.9%
19th Holdings Golf LLC, 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	7.456	02-07-29		498,711	495,594
GSM Holdings, Inc., 2024 Term Loan B (B)	TBD	09-30-31		498,741	493,544
Recess Holdings, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.750%)	7.615	02-20-30		498,744	500,459
Specialty retail 2.5%
American Greetings Corp., 2024 Term Loan B (1 month CME Term SOFR + 5.750%)	9.715	10-30-29		496,795	487,013
Burlington Coat Factory Warehouse Corp., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.715	09-24-31		498,741	497,908
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	7.513	03-03-28		500,000	492,115
PetSmart LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%)	8.031	08-18-32		500,000	492,500
Restoration Hardware, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.579	10-20-28		498,701	483,845
Staples, Inc., 2024 Term Loan B (3 month CME Term SOFR + 5.750%)	10.046	09-04-29		500,000	467,110
Valvoline, Inc., Term Loan B (B)	TBD	03-19-32		500,000	500,500
Victra Holdings LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.750%)	7.752	03-29-29		493,750	494,678
Textiles, apparel and luxury goods 0.7%
Beach Acquisition Bidco LLC, Term Loan B (B)	TBD	09-12-32	EUR	1,000,000	1,156,370
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	4

	Rate (%)	Maturity date		Par value^	Value
Consumer staples 7.7%					$12,283,436
Beverages 0.6%
Celsius Holdings, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.976	04-01-32		388,889	390,468
Primo Brands Corp., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.252	03-31-28		498,744	499,966
Consumer staples distribution and retail 3.6%
Bellis Acquisition Company PLC, 2024 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.079	05-14-31	EUR	1,400,000	1,551,099
Boots Group Bidco, Ltd., Term Loan B (B)	TBD	08-30-32	GBP	1,500,000	1,980,077
Boots Group Finco LP, USD Term Loan (3 month CME Term SOFR + 3.500%)	7.705	08-30-32		500,000	501,875
Market Bidco, Ltd., 2024 Term Loan B (B)	TBD	11-04-30	EUR	1,500,000	1,707,997
Food products 3.2%
Alltech, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.250%)	8.329	08-13-30		498,747	499,685
Artisan Newco BV, 2025 EUR Repriced Term Loan B (3 month EURIBOR + 3.500%)	5.500	04-05-32	EUR	1,479,874	1,719,822
Asterix Acquico GmbH, 2025 1st Lien Term Loan B (B)	TBD	03-29-32	EUR	1,500,000	1,738,883
B&G Foods, Inc., 2024 Term Loan B (B)	TBD	10-10-29		76,143	72,640
Froneri US, Inc., 2024 Term Loan B4 (B)	TBD	09-30-31		498,747	494,607
Nourish Buyer I, Inc., 2025 Term Loan B (1 month CME Term SOFR + 4.500%)	8.532	07-09-32		500,000	500,000
Primary Products Finance LLC, 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	7.185	04-01-29		128,842	123,817
Personal care products 0.3%
KDC/ONE Development Corp, Inc., 2025 USD Term Loan (1 month CME Term SOFR + 3.500%)	7.465	08-15-28		500,000	502,500
Energy 3.9%					6,159,918
Energy equipment and services 0.3%
Goodnight Water Solutions Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 4.000%)	7.965	06-04-29		498,670	490,881
5	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 3.6%
CD&R Firefly Bidco PLC, 2025 Term Loan (B)	TBD	04-29-29	GBP	1,500,000	$1,964,744
Colossus Acquireco LLC, Term Loan B (3 month CME Term SOFR + 1.750%)	5.870	07-30-32		500,000	497,500
EG Finco, Ltd., 2025 Term Loan (B)	TBD	02-07-28	EUR	1,496,250	1,737,973
EPIC Crude Services LP, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.340	10-15-31		498,750	500,710
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B (B)	TBD	04-01-32		468,447	468,887
Par Petroleum LLC, 2024 Term Loan B (B)	TBD	02-28-30		498,724	499,223
Financials 7.5%					11,853,453
Capital markets 0.6%
Jefferies Finance LLC, 2024 Term Loan (1 month CME Term SOFR + 2.750%)	6.798	10-21-31		498,744	488,769
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.465	07-31-31		498,750	498,531
Consumer finance 0.6%
Boost Newco Borrower LLC, 2025 USD Term Loan B2 (3 month CME Term SOFR + 2.000%)	6.002	01-31-31		498,747	499,839
NorthAB LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.502	11-23-28		498,744	486,455
Financial services 3.1%
Acuren Delaware Holdco, Inc., 2025 Term Loan (1 month CME Term SOFR + 2.750%)	6.715	07-30-31		498,744	498,993
Apex Group Treasury LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.755	02-27-32		184,231	172,026
First Eagle Holdings, Inc., Term Loan (B)	TBD	08-16-32		427,083	426,075
Guardian US Holdco LLC, 2023 Term Loan B (3 month CME Term SOFR + 3.500%)	7.502	01-31-30		498,731	498,836
Jane Street Group LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	6.161	12-15-31		498,691	493,734
Neon Maple US Debt Mergersub, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.750%)	6.715	11-17-31		498,750	498,800
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	6

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Financial services (continued)
Speed Midco 3 Sarl, 2025 Term Loan (B)	TBD	10-07-32	EUR	2,000,000	$2,311,864
Insurance 3.2%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.965	11-06-30		498,744	497,871
Alera Group, Inc., 2025 Term Loan (B)	TBD	05-31-32		500,000	502,390
Asurion LLC, 2025 Term Loan B13 (B)	TBD	09-19-30		498,750	496,466
Athena Bidco SASU, 2025 Repriced Term Loan (B)	TBD	04-14-31	EUR	1,500,000	1,735,628
Galaxy Bidco, Ltd., 2024 Term Loan B (B)	TBD	12-19-29	EUR	1,500,000	1,747,176
Health care 8.6%					13,610,031
Health care equipment and supplies 0.3%
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 2.000%)	5.965	10-23-30		498,750	498,890
Health care providers and services 5.8%
Aveanna Healthcare LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.750%)	7.715	09-17-32		750,000	751,448
Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B (B)	TBD	03-30-29		259,491	244,461
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	6.840	08-01-29		498,734	500,525
Global Medical Response, Inc., 2025 Term Loan B (B)	TBD	10-01-32		500,000	501,925
IVI America LLC, 2025 Repriced Term Loan (B)	TBD	04-18-31		500,000	501,095
Mamba Purchaser, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.752	10-14-31		498,750	499,842
MED ParentCo LP, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.215	04-15-31		498,750	500,650
Median BV, 2021 Term Loan B (B)	TBD	10-14-27	GBP	1,400,000	1,801,682
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 3.750%)	7.821	03-02-28		484,582	469,501
National Mentor Holdings, Inc., 2021 Term Loan C (3 month CME Term SOFR + 3.750%)	7.851	03-02-28		14,150	13,710
Onex TSG Intermediate Corp., 2025 Term Loan B (B)	TBD	08-06-32		500,000	501,605
7	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Phoenix Newco, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.465	11-15-28		498,744	$499,966
Radiology Partners, Inc., 2025 Term Loan (3 month CME Term SOFR + 4.500%)	8.502	06-30-32		500,000	499,065
Raven Acquisition Holdings LLC, Term Loan B (B)	TBD	11-19-31		464,756	464,714
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 4.000%)	8.002	09-27-30		498,734	499,402
Surgery Center Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.465	12-19-30		498,750	499,827
Team Public Choices LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.102	12-20-27		498,695	496,720
Health care technology 0.5%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%)	6.715	02-15-29		498,747	496,173
Cotiviti, Inc., 2025 2nd Amendment Term Loan (1 month CME Term SOFR + 2.750%)	6.884	03-26-32		232,250	223,032
Pharmaceuticals 2.0%
Althea Acquisition Bidco Sarl, 2025 1st Lien Term Loan B (B)	TBD	10-07-32	EUR	1,000,000	1,151,314
Dechra Finance US LLC, USD Term Loan B (6 month CME Term SOFR + 3.250%)	7.447	01-27-32		498,747	499,685
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (B)	TBD	04-23-31		498,741	495,499
Financiere Mendel SASU, 2025 Term Loan B (B)	TBD	11-08-30		498,744	500,145
Perrigo Investments LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.965	04-20-29		498,741	499,155
Industrials 17.7%					28,055,109
Aerospace and defense 0.3%
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.502	02-28-31		498,737	499,286
Air freight and logistics 0.3%
Clue Opco LLC, Term Loan B (B)	TBD	12-19-30		500,000	485,625
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	8

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Building products 0.3%
Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B (6 month CME Term SOFR + 2.000%)	5.839	06-13-31		498,737	$498,114
Commercial services and supplies 7.3%
Albion Financing 3 Sarl, 2025 EUR Term Loan (3 month EURIBOR + 3.000%)	5.010	05-21-31	EUR	1,400,000	1,624,266
Allied Universal Holdco LLC, 2025 Term Loan B (B)	TBD	08-20-32		500,000	501,765
Belron UK Finance PLC, 2024 EUR Incremental Term Loan B (3 month EURIBOR + 2.750%)	4.723	10-16-31	EUR	1,400,000	1,624,121
Enviri Corp., 2021 Term Loan (1 month CME Term SOFR + 2.250%)	6.329	06-09-28		498,698	497,451
Financiere Pax SAS, 2025 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.036	12-31-29	EUR	1,500,000	1,739,679
HomeServe USA Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.031	10-21-30		498,734	498,629
JFL-Tiger Acquisition Company, Inc., Term Loan B (1 month CME Term SOFR + 3.750%)	7.752	10-17-30		498,731	499,145
Prime Security Services Borrower LLC, 2024 1st Lien Term Loan B (6 month CME Term SOFR + 2.000%)	6.129	10-13-30		448,090	447,108
Shilton Bidco, Ltd., 2025 EUR Term Loan B (3 month EURIBOR + 3.750%)	5.750	01-14-30	EUR	1,000,000	1,138,145
Techem Verwaltungsgesellschaft 675 mbH, 2025 Term Loan B (B)	TBD	07-15-32	EUR	1,400,000	1,622,861
Thevelia US LLC, 2024 Term Loan B (B)	TBD	06-18-29		498,731	499,045
Vestis Corp., Term Loan (3 month CME Term SOFR + 2.250%)	6.448	02-22-31		500,000	474,165
Wash Bidco, Inc., Term Loan B (B)	TBD	09-10-32		500,000	502,345
Construction and engineering 1.7%
Azuria Water Solutions, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.965	05-17-28		498,744	501,113
Circet Europe SASU, 2021 Term Loan B (B)	TBD	10-13-28	EUR	1,400,000	1,619,726
Flynn Canada, Term Loan B (B)	TBD	07-31-28		496,575	491,610
Electrical equipment 0.6%
BCP VI Summit Holdings LP, Term Loan B (1 month CME Term SOFR + 3.000%)	7.155	01-30-32		498,750	500,151
9	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Electrical equipment (continued)
Emrld Borrower LP, 2024 Term Loan B (6 month CME Term SOFR + 2.250%)	6.122	08-04-31		498,750	$496,640
Ground transportation 1.6%
AIT Worldwide Logistics Holdings, Inc., 2025 Repriced Term Loan (B)	TBD	04-08-30		498,744	500,719
Avis Budget Car Rental LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.465	07-16-32		498,750	492,102
First Student Bidco, Inc., 2025 Term Loan (B)	TBD	08-15-30		422,663	422,980
First Student Bidco, Inc., 2025 Term Loan C (B)	TBD	08-15-30		77,337	77,376
Savage Enterprises LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.606	08-05-32		498,750	499,373
XPO, Inc., 2025 Term Loan (2031) (1 month CME Term SOFR + 1.750%)	5.715	02-03-31		500,000	501,340
Machinery 3.0%
Boels Topholding BV, 2025 Term Loan B3 (B)	TBD	05-23-31	EUR	1,767,241	2,046,134
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.465	07-01-31		500,000	501,220
Innio Group Holding GmbH, 2024 1st Lien Term Loan B (B)	TBD	11-02-28	EUR	1,411,153	1,633,753
Madison IAQ LLC, 2025 Term Loan B (6 month CME Term SOFR + 3.250%)	7.452	05-06-32		498,750	500,246
Marine transportation 1.1%
Boluda Towage SL, 2024 Term Loan B (B)	TBD	01-31-30	EUR	1,000,000	1,161,564
Third Coast Infrastructure LLC, 2025 Repriced Term Loan B (B)	TBD	09-25-30		496,875	496,254
Passenger airlines 0.6%
American Airlines, Inc., 2024 1st Lien Term Loan B (6 month CME Term SOFR + 2.250%)	6.502	02-15-28		500,000	498,700
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.753	08-27-29		498,741	473,055
Professional services 0.9%
Camelot US Acquisition LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	6.715	01-31-31		500,000	490,315
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	10

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Professional services (continued)
KBR, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.000%)	5.965	01-17-31		498,734	$500,874
Trans Union LLC, 2024 Term Loan B8 (1 month CME Term SOFR + 1.750%)	5.715	06-24-31		498,737	498,114
Information technology 10.4%					16,450,880
Communications equipment 0.6%
Venga Finance Sarl, 2025 Term Loan B (B)	TBD	06-28-29		498,744	497,497
Viavi Solutions, Inc., Term Loan B (B)	TBD	10-16-32		500,000	499,585
IT services 1.2%
Imprivata, Inc., 2025 Term Loan B (B)	TBD	12-01-27		498,750	500,935
Paysafe Holdings US Corp., USD Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.829	06-28-28		498,454	497,522
Sonicwall US Holdings, Inc., 2023 Term Loan (B)	TBD	05-18-28		500,000	433,215
Starlight Parent LLC, 2025 Term Loan (3 month CME Term SOFR + 4.000%)	8.026	04-16-32		500,000	496,565
Semiconductors and semiconductor equipment 0.3%
MKS, Inc., 2025 Repriced Term Loan (B)	TBD	08-17-29		476,124	476,381
Software 7.0%
Access CIG LLC, 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.965	08-19-30		498,750	496,022
Azalea Topco, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.965	04-30-31		498,750	499,329
BEP Intermediate Holdco LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.715	04-25-31		498,750	501,867
Boxer Parent Company, Inc., 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.532	07-30-31	EUR	1,000,000	1,156,901
Boxer Parent Company, Inc., 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	7.199	07-30-31		498,747	495,101
Claudius Finance Sarl, 2025 Term Loan B5 (B)	TBD	07-10-28	EUR	1,400,000	1,620,178
Clover Holdings 2 LLC, Term Loan B (1 month CME Term SOFR + 3.750%)	7.829	12-09-31		413,039	412,395
11	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Finastra USA, Inc., 2025 USD Term Loan (3 month CME Term SOFR + 4.000%)	8.038	09-15-32		500,000	$493,660
Gen Digital, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.715	09-12-29		498,052	497,683
Genesys Cloud Services, Inc., 2025 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.465	01-30-32		498,744	492,509
Ivanti Software, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	9.051	06-01-29		498,747	418,429
Marcel Bidco LLC, 2025 USD Repriced Term Loan (1 month CME Term SOFR + 3.000%)	7.130	11-12-30		498,750	499,373
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.965	03-01-29		498,744	471,727
Mitchell International, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	7.215	06-17-31		498,741	498,985
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	7.252	10-26-30		498,741	498,516
Proofpoint, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.000%)	6.965	08-31-28		498,734	500,535
Rocket Software, Inc., 2023 USD Term Loan B (1 month CME Term SOFR + 3.750%)	7.715	11-28-28		498,750	496,391
Sophos Holdings LLC, 2025 Incremental Term Loan (B)	TBD	03-05-27		498,685	498,895
Zelis Payments Buyer, Inc., Term Loan B (1 month CME Term SOFR + 2.750%)	6.715	09-28-29		498,734	490,515
Technology hardware, storage and peripherals 1.3%
IN Smart Identity France SAS, 2024 Term Loan B (B)	TBD	09-29-28	EUR	1,400,000	1,621,035
Sandisk Corp., Term Loan B (3 month CME Term SOFR + 3.000%)	6.857	02-20-32		388,889	389,134
Materials 2.1%					3,397,691
Chemicals 1.8%
Arc Falcon I, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.500%)	7.565	09-30-28		498,706	498,083
Discovery Purchaser Corp., Term Loan (3 month CME Term SOFR + 3.750%)	7.607	10-04-29		498,750	493,483
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	12

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Hyperion Refinance Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.715	02-15-31		498,750	$499,423
INEOS US Finance LLC, Term Loan B (B)	TBD	11-08-28		498,708	468,162
M2S Group Intermediate Holdings, Inc., Term Loan B (3 month CME Term SOFR + 4.750%)	8.590	08-25-31		500,000	492,915
Olympus Water US Holding Corp., 2025 Term Loan B (B)	TBD	07-23-32		500,000	497,500
Construction materials 0.3%
Oscar Acquisitionco LLC, Term Loan B (3 month CME Term SOFR + 4.250%)	8.252	04-29-29		498,715	448,125
Real estate 0.9%					1,500,198
Real estate management and development 0.3%
Cushman & Wakefield US Borrower LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.465	01-31-30		500,000	501,875
Specialized REITs 0.6%
Iron Mountain, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.000%)	5.965	01-31-31		498,731	498,626
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.720	01-25-31		498,734	499,697
Utilities 0.3%					499,530
Independent power and renewable electricity producers 0.3%

Calpine Corp., 2024 Term Loan B10 (1 month CME Term SOFR + 1.750%)	5.715	01-31-31		500,000	499,530
Asset-backed securities 6.5%					$10,376,051
(Cost $10,518,683)
Asset-backed securities 6.5%					10,376,051
Bosphorus CLO XI Series 11X, Class E (3 month EURIBOR + 5.200%) (C)	7.226	04-15-38	EUR	2,000,000	2,279,453
Canyon Euro CLO DAC Series 2022-1X, Class ER (3 month EURIBOR + 5.850%) (C)	7.859	04-15-39	EUR	2,000,000	2,313,028
Cordatus CLO XXI Series 21X, Class E (3 month EURIBOR + 5.930%) (C)	7.959	09-22-34	EUR	1,000,000	1,160,148
13	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Harvest CLO XXIX Series 29X, Class ER (3 month EURIBOR + 6.270%) (C)	8.279	07-15-37	EUR	2,000,000	$2,313,494
Madison Park Euro Funding XVIII Series 18X, Class E (3 month EURIBOR + 6.070%) (C)	8.096	01-15-38	EUR	1,000,000	1,163,428
Signal Harmonic CLO V Series 5A, Class E (3 month EURIBOR + 6.100%) (C)(D)	8.107	01-25-38	EUR	1,000,000	1,146,500

	Yield (%)	Shares	Value
Short-term investments 48.3%			$76,826,649
(Cost $76,826,649)
Short-term funds 48.3%			76,826,649
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.0278(E)	76,826,649	76,826,649

Total investments (Cost $216,592,360) 135.3%			$215,074,016
Other assets and liabilities, net (35.3%)			(56,140,101)
Total net assets 100.0%			$158,933,915

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 10-31-25.
The fund had the following country composition as a percentage of net assets on 10-31-25:
United States	56.3%
United Kingdom	14.7%
Ireland	6.9%
France	5.7%
Netherlands	5.2%
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	14

Luxembourg	5.0%
Germany	2.1%
Belgium	1.1%
Austria	1.0%
Canada	1.0%
Other countries	1.0%
TOTAL	100.0%
15	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	26,723,907	EUR	23,000,000	SSB	11/28/2025	$177,073	—
						$177,073	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $216,598,737. Net unrealized depreciation aggregated to $1,347,648, of which $259,721 related to gross unrealized appreciation and $1,607,369 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	16

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 10-31-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $216,592,360)	$215,074,016
Unrealized appreciation on forward foreign currency contracts	177,073
Cash	290,554
Foreign currency, at value (Cost $2,448,217)	2,427,805
Dividends and interest receivable	622,874
Receivable for investments sold	1,836,128
Deferred offering cost	60,205
Other assets	1,325
Total assets	220,489,980
Liabilities
Payable for investments purchased	61,405,412
Accrued offering expense	66,670
Payable to affiliates
Investment management fees	58,199
Accounting and legal services fees	4,998
Trustees’ fees	138
Other liabilities and accrued expenses	20,648
Total liabilities	61,556,065
Net assets	$158,933,915
Net assets consist of
Paid-in capital	$159,590,810
Total distributable earnings (loss)	(656,895)
Net assets	$158,933,915

Net asset value per share
Based on 6,375,000 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$24.93
17	JOHN HANCOCK Global Senior Loan ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF OPERATIONS For the period ended 10-31-251 (unaudited)

Investment income
Dividends	$880,874
Interest	757,776
Total investment income	1,638,650
Expenses
Investment management fees	157,799
Accounting and legal services fees	5,552
Transfer agent fees	1,071
Trustees’ fees	465
Custodian fees	2,883
Printing and postage	2,588
Professional fees	13,628
Stock exchange listing fees	2,071
Offering costs	14,795
Other	3,437
Total expenses	204,289
Less expense reductions	(32,918)
Net expenses	171,371
Net investment income	1,467,279
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(110,563)
Forward foreign currency contracts	247,084
136,521
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,038,264)
Forward foreign currency contracts	177,073
(861,191)
Net realized and unrealized gain (loss)	(724,670)
Increase in net assets from operations	$742,609
[1] Period from 8-19-25 (commencement of operations) to 10-31-25.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Global Senior Loan ETF	18

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period ended 10-31-25[1] (unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$1,467,279
Net realized gain	136,521
Change in net unrealized appreciation (depreciation)	(861,191)
Increase in net assets resulting from operations	742,609
Distributions to shareholders
From earnings	(1,399,504)
Total distributions	(1,399,504)
Fund share transactions
Shares issued	159,590,810
Total increase	158,933,915
Net assets
Beginning of period	—
End of period	$158,933,915
Share activity
Shares outstanding
Beginning of period	—
Shares issued	6,375,000
End of period	6,375,000

[1]	Period from 8-19-25 (commencement of operations) to 10-31-25.
19	JOHN HANCOCK Global Senior Loan ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Period ended	10-31-25[1]
Per share operating performance
Net asset value, beginning of period	$25.00
Net investment income[2]	0.25
Net realized and unrealized gain (loss) on investments	(0.10)
Total from investment operations	0.15
Less distributions
From net investment income	(0.22)
Net asset value, end of period	$24.93
Total return (%)[3]	0.60[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$159
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67[5]
Expenses including reductions	0.59[6]
Net investment income	5.02[6]
Portfolio turnover (%)	3

[1]	Period from 8-19-25 (commencement of operations) to 10-31-25.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Global Senior Loan ETF	20

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock Global Senior Loan ETF (the fund) is a series of John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income.
The fund commenced operations on August 19, 2025.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock GSL ETF Cayman Subsidiary Fund (the subsidiary), which was incorporated on July 8, 2025, and is a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by John Hancock Investment Management LLC (the Advisor). As of October 31, 2025, the net assets of the subsidiary were $50,408 representing 0.03% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The consolidated fund’s investments include positions of the fund and the subsidiary.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
21	JOHN HANCOCK Global Senior Loan ETF |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Senior loans	$127,871,316	—	$127,871,316	—
Asset-backed securities	10,376,051	—	10,376,051	—
Short-term investments	76,826,649	$76,826,649	—	—
Total investments in securities	$215,074,016	$76,826,649	$138,247,367	—
Derivatives:
Assets
Forward foreign currency contracts	$177,073	—	$177,073	—
Senior loans. The fund invests in senior loans. Senior loans include first and second lien term loans, delayed draw term loans, and revolving credit facilities, and club deals, and will include but not limited to, senior secured floating rate bank loans. These type of investments are called senior loans because they are generally secured by a borrower’s assets pursuant to a first or second priority or senior lien, ranking above unsecured an subordinated bonds. Such loans pay a coupon and repay the bulk of principle at maturity. This means that the asset class has little or no interest rate duration. Senior loans do not include commercial mortgage loans. The fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions. The fund’s commitments in connection with a portion of loans in which it invests may be unfunded.
The fund may be subject to greater levels of credit risk, call (or prepayment) risk, settlement risk and liquidity risk than funds that do not invest in senior loans. Senior loans are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and a senior loan may lose significant value before a default occurs. The fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior loans. In addition, the senior loans in which the fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances,
| JOHN HANCOCK Global Senior Loan ETF	22

make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. These factors may result in the fund being unable to realize full value for the senior loans and/or may result in the fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the fund. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its rights with respect to a senior loan. Because of the risks involved in investing in senior loans, an investment in the fund should be considered speculative. Junior loans, which are secured and unsecured subordinated loans, second lien loans and subordinate bridge loans, involve a higher degree of overall risk than senior loans of the same borrower due to the junior loan’s lower place in the borrower’s capital structure and, in some cases, their unsecured status.
At October 31, 2025, the fund had $106,817 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
23	JOHN HANCOCK Global Senior Loan ETF |

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Consolidated statement of operations. For the period ended October 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the period ended October 31, 2025 were $22.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.The fund incurred offering costs of $75,000 which are amortized over the fund’s first year of operations. During the period ended October 31, 2025, $14,795 of offering costs were expensed and are included in Offering costs within the Consolidated statement of Operations. At October 31, 2025, $60,205 of unamortized offering costs are included in Deferred offering cost within the Consolidated statement of assets and liabilities.
Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
| JOHN HANCOCK Global Senior Loan ETF	24

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of
25	JOHN HANCOCK Global Senior Loan ETF |

the currency or settlement with the counterparty.
During the period ended October 31, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging up to $26.7 million, as measured at period end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at October 31, 2025 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$177,073	—
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended October 31, 2025:
Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$247,084
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended October 31, 2025:
Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$177,073
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
| JOHN HANCOCK Global Senior Loan ETF	26

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.54% of the fund’s average daily net assets. The Advisor has a subadvisory agreement with CQS (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount by which expenses of the fund exceed 0.59% of average daily net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $32,918 for the period ended October 31, 2025.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended October 31, 2025, were equivalent to a net annual effective 0.43% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the period ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
The fund will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. The fund issues and redeems shares at NAV in creation units of 25,000. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities and/or cash in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities and/or cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be
27	JOHN HANCOCK Global Senior Loan ETF |

purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. Fixed transaction fees payable to the custodian may also be incurred on creation and redemption transactions. For the period ended October 31, 2025, such variable and/or fixed transaction fees were approximately $308,565. These charges are included in shares issued or repurchased on the Consolidated statement of changes in net assets.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $144,446,963 and $4,672,877, respectively, for the period ended October 31, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2025, funds within the John Hancock group of funds complex held 98.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets: At October 31, 2025, funds within the John Hancock group of funds complex had the following affiliate ownership as a percentage of the funds’ net assets (funds with an affiliate ownership of 5% or more are disclosed separately):
Portfolio	Affiliated Concentration
John Hancock Funds II Lifestyle Blend Balanced Portfolio	26.8%
John Hancock Funds II Lifestyle Blend Conservative Portfolio	14.1%
John Hancock Funds II Lifestyle Blend Moderate Portfolio	13.8%
John Hancock Funds II Lifestyle Blend Growth Portfolio	13.2%
John Hancock Funds II 2025 Lifetime Blend Portfolio	10.1%
John Hancock Funds II 2030 Lifetime Blend Portfolio	8.5%
John Hancock Funds II 2020 Lifetime Blend Portfolio	5.8%
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statement of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Global Senior Loan ETF	28

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reviewed and approved the establishment of John Hancock Global Senior Loan ETF (the New Fund). The Independent Trustees also met separately to evaluate and discuss the information presented, including with independent legal counsel to the Independent Trustees.
At the June 23-26, 2025 meeting, the Board considered and approved with respect to the New Fund:
(a)	an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and
(b)	the subadvisory agreement between the Advisor and CQS (US), LLC (the Subadvisor) (the Subadvisory Agreement).
In considering the amendment to the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a group of comparable exchange-traded funds, and other information regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The information received and considered by the Board in connection with the June meetings and throughout the year (with respect to other Funds) was both written and oral. The Board took into account a presentation provided at the June meetings from the Subadvisor’s portfolio management team who would be responsible for the day-to-day portfolio management of the New Fund’s assets.  The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and or its affiliates, including administrative services. The Board also took into account information with respect to the New Fund presented at its March 24-27, 2025 meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
29	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.
The Board’s conclusions may have been based in part on relevant background information obtained in connection with its consideration of the advisory and subadvisory arrangements for other Funds in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the New Fund’s distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund, including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, including with the Subadvisor, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance program, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	30

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund’s proposed investment strategy and processes, as well as the experience of the portfolio management team at the Subadvisor in managing a similar strategy as proposed to be used for the New Fund.  The Board also reviewed performance information of a similar strategy managed by the Subadvisor over various time periods. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.
Fees and expenses. The Board reviewed comparative information including, among other data, the New Fund’s anticipated management fees and net total expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund in light of the nature, extent, and quality of the investment management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the New Fund and the services they provide to other such comparable clients or funds.
The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below.
The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:
(a)	reviewed financial information of the Advisor;
(b)	noted that because the New Fund had not yet commenced operations, no actual revenue, cost or profitability data was available, although the Board received information from the Advisor on its projected profitability with respect to the New Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
31	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |

(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that the New Fund’s Subadvisor is an affiliate of the Advisor;
(h)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(i)	noted that the subadvisory fee for the New Fund will be paid by Advisor; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	the Board also took into account management’s discussion of the New Fund’s advisory fee structure;
(c)	the Board also considered the potential effect of the New Fund’s future growth in size on its performance and fees; and
(d)	the Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)	the proposed subadvisory fee for the New Fund, including any breakpoints.
Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. The Board took into account a presentation provided at the June meetings from the Subadvisor’s portfolio management team who would be responsible for the day-to-day portfolio management of the New Fund’s assets.  The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program.
| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	32

The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board also considered the experience of the portfolio management team that would be responsible for managing the New Fund’s assets.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund. The Board also considered any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.
Subadvisor performance. As noted above, the Board considered the New Fund’s investment strategies and processes. The Board also reviewed performance information of a similar strategy managed by the Subadvisor over various time periods. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds, including other funds, managed by the Subadvisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex and the Board is generally satisfied with the Subadvisor’s management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(3)	that the subadvisory fees will be paid by the Advisor not the New Fund.
***
33	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and the Subadvisory Agreement.
| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	34

John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Senior Loan ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
992SA 10/25
12/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 15, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	December 15, 2025